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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-0
5371

Russell Investment Funds
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
Russell Investment Funds
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end:           December 31
Date of reporting period:        January 1, 2020 to June 30, 2020

Item 1. Reports to Stockholders

2020 SEMI-ANNUAL REPORT
Russell Investment Funds
JUNE 30, 2020
FUND
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund
Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial professional or variable annuity provider. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If supported by your financial professional or variable annuity provider, you may elect to receive shareholder reports and other Fund communications electronically. Please contact your financial professional or variable annuity provider for more information.
You may elect to receive all future shareholder reports in paper free of charge. Please contact your financial professional or variable annuity provider to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Russell Investment Funds and other funds you hold with your financial professional or variable annuity provider.

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on five of these Funds.

Page
U.S. Strategic Equity Fund 3
U.S. Small Cap Equity Fund 21
International Developed Markets Fund 45
Strategic Bond Fund 69
Global Real Estate Securities Fund 125
Notes to Schedules of Investments 141
Notes to Financial Highlights 143
Notes to Financial Statements 144
Affiliated Brokerage Transactions 164
Basis for Approval of Investment Advisory Agreement 165
Liquidity Risk Management Program 175
Shareholder Requests for Additional Information 176
Disclosure of Information about Fund Trustees and Officers 177
Adviser, Money Managers and Service Providers 181
Russell Investment Funds
Semi-annual Report
June 30, 2020 (Unaudited)
Table of Contents

Russell Investment Funds
Copyright © Russell Investments 2020. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of Russell Investments.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds
U.S. Strategic Equity Fund
Shareholder Expense Example — June 30, 2020 (Unaudited)
U.S. Strategic Equity Fund 3
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2020 to June 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance
(5% return
before expenses)
Beginning Account Value
January 1, 2020 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2020 $ 986 .90 $ 1,020 .64
Expenses Paid During Period* $ 4 .20 $ 4 .27
* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
4 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 93.8%
Consumer Discretionary - 15.3%
Advance Auto Parts, Inc. 2,043 291
Amazon.com, Inc.(Æ) 6,489 17,903
Amerco , Inc. 627 189
AutoNation, Inc.(Æ) 4,144 156
Best Buy Co., Inc. 5,999 524
BorgWarner, Inc. 8,159 288
Bright Horizons Family Solutions, Inc.(Æ) 2,077 243
Brunswick Corp. 2,105 135
Capri Holdings, Ltd.(Æ) 5,875 92
Carnival Corp.(Ñ) 3,338 55
Carter's, Inc. 1,611 130
Charter Communications, Inc. Class A(Æ) 14,965 7,633
Chipotle Mexican Grill, Inc. Class A(Æ) 116 122
Choice Hotels International, Inc. 3,980 314
Columbia Sportswear Co. 1,096 88
Comcast Corp. Class A 34,210 1,334
Costco Wholesale Corp. 2,363 716
Darden Restaurants, Inc. 21,159 1,603
Dick's Sporting Goods, Inc. 6,312 260
Discovery, Inc. Class A(Æ)(Ñ) 3,691 78
Dollar General Corp. 3,100 591
DR Horton, Inc. 24,291 1,347
eBay, Inc. 9,193 482
Expedia Group, Inc. 1,917 158
Extended Stay America, Inc. 10,010 112
Floor & Decor Holdings, Inc. Class A(Æ) 2,227 128
Foot Locker, Inc. 7,438 217
Ford Motor Co. 55,821 339
Gap, Inc. (The) 18,045 228
Garmin, Ltd. 3,337 325
General Motors Co. 111,961 2,833
Gentex Corp. 24,202 624
Genuine Parts Co. 3,441 299
Goodyear Tire & Rubber Co. (The) 16,183 145
Graham Holdings Co. Class B 356 122
Grand Canyon Education, Inc.(Æ) 1,590 144
Hanesbrands, Inc. 12,187 138
Home Depot, Inc. (The) 5,502 1,378
Kohl's Corp. 10,918 227
Lear Corp. 1,218 133
Leggett & Platt, Inc. 4,651 163
Lennar Corp. Class A 7,013 432
Lennar Corp. Class B 2,463 114
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Liberty SiriusXM Group Class C(Æ) 6,835 235
LKQ Corp.(Æ) 14,272 374
Lowe's Cos., Inc. 1,797 243
Lululemon Athletica , Inc.(Æ) 1,582 494
Macy's, Inc.(Ñ) 25,091 173
McDonald's Corp. 2,773 512
Mohawk Industries, Inc.(Æ) 2,644 269
Netflix, Inc.(Æ) 13,569 6,174
Nike, Inc. Class B 66,757 6,546
Nordstrom, Inc.(Ñ) 10,259 159
Norwegian Cruise Line Holdings, Ltd.(Æ)(Ñ) 7,320 120
NVR, Inc.(Æ) 70 228
Ollie's Bargain Outlet Holdings, Inc.(Æ) 2,419 236
Omnicom Group, Inc. 3,467 189
O'Reilly Automotive, Inc.(Æ) 525 221
Penske Automotive Group, Inc. 3,280 127
Polaris, Inc. 3,134 290
PulteGroup, Inc. 50,865 1,731
PVH Corp. 4,338 208
Ralph Lauren Corp. Class A 2,230 162
Ross Stores, Inc. 4,099 349
Royal Caribbean Cruises, Ltd.(Ñ) 2,807 141
Sensata Technologies Holding PLC(Æ) 5,004 186
Skechers USA, Inc. Class A(Æ) 6,643 208
Starbucks Corp. 59,551 4,382
Tapestry, Inc. 12,285 163
Target Corp. 5,422 650
Thor Industries, Inc. 2,247 239
Tiffany & Co. 1,277 156
TJX Cos., Inc. 5,401 273
Tractor Supply Co. 2,270 299
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 3,515 715
Under Armour , Inc. Class A(Æ) 7,984 78
Urban Outfitters, Inc.(Æ) 7,043 107
VF Corp. 2,803 171
ViacomCBS , Inc. Class B 10,067 235
Walmart, Inc. 8,705 1,043
Walt Disney Co. (The) 7,265 810
Whirlpool Corp.(Ñ) 1,874 243
Williams-Sonoma, Inc. 4,349 357
Yum China Holdings, Inc. 3,171 152
72,481
Consumer Staples - 3.9%
Archer-Daniels-Midland Co. 8,634 344

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Casey's General Stores, Inc. 582 87
Clorox Co. (The) 446 98
Coca-Cola Co. (The) 20,059 896
CVS Health Corp. 48,541 3,154
Estee Lauder Cos., Inc. (The) Class A 1,424 269
General Mills, Inc. 2,979 184
Hormel Foods Corp. 1,723 83
Ingredion, Inc. 23,722 1,969
JM Smucker Co. (The)(Ñ) 3,096 328
Kroger Co. (The) 79,442 2,689
Molson Coors Beverage Co. Class B 46,711 1,605
Mondelez International, Inc. Class A 8,443 432
Monster Beverage Corp.(Æ) 2,598 180
PepsiCo, Inc. 7,645 1,011
Philip Morris International, Inc. 5,193 364
Procter & Gamble Co. (The) 15,970 1,910
Sysco Corp. 1,609 88
Tyson Foods, Inc. Class A 42,746 2,552
US Foods Holding Corp.(Æ) 5,544 109
Walgreens Boots Alliance, Inc. 7,886 334
18,686
Energy - 1.4%
BP PLC - ADR(Ñ) 80,570 1,880
Canadian Natural Resources, Ltd. 78,011 1,360
Chevron Corp. 18,111 1,616
ConocoPhillips 13,264 557
Exxon Mobil Corp. 6,152 275
Magna International, Inc. Class A 16,472 733
6,421
Financial Services - 17.9%
Aflac, Inc. 9,823 354
Alliance Data Systems Corp. 2,771 125
Allstate Corp. (The) 4,650 451
American Express Co. 1,079 103
American Homes 4 Rent Class A(ö) 3,460 93
American Tower Corp.(ö) 2,084 539
Annaly Capital Management, Inc.(ö) 375,770 2,465
Apple Hospitality REIT, Inc.(ö) 19,915 192
AvalonBay Communities, Inc.(ö) 1,131 175
Banco Santander SA - ADR(Ñ) 306,041 738
Bank of America Corp. 128,583 3,054
Bank of New York Mellon Corp. (The) 5,310 205
Berkshire Hathaway, Inc. Class B(Æ) 21,745 3,882
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
BlackRock, Inc. Class A 1,517 825
Boston Properties, Inc. (ö) 10,423 942
Broadridge Financial Solutions, Inc. 2,086 263
Brookfield Property REIT, Inc. Class A(Ñ)(ö) 12,292 122
Capital One Financial Corp. 2,570 161
Cboe Global Markets, Inc. 503 47
CBRE Group, Inc. Class A(Æ) 6,371 288
Charles Schwab Corp. (The) 23,971 809
Chubb, Ltd. 3,410 432
Citigroup, Inc. 104,820 5,356
Citizens Financial Group, Inc. 62,108 1,568
CME Group, Inc. Class A 30,755 4,999
Comerica, Inc. 36,063 1,374
Crown Castle International Corp.(ö) 1,803 302
CubeSmart (ö) 3,992 108
Discover Financial Services 2,083 104
Equinix , Inc.(ö) 331 232
Essent Group, Ltd. 24,126 875
Essex Property Trust, Inc.(ö) 452 104
Everest Re Group, Ltd. 130 27
Fidelity National Information Services, Inc. 4,609 618
Fiserv, Inc.(Æ) 2,540 248
FleetCor Technologies, Inc.(Æ) 1,063 267
Global Payments, Inc. 3,663 621
Goldman Sachs Group, Inc. (The) 378 75
Hartford Financial Services Group, Inc. 3,157 122
Host Hotels & Resorts, Inc.(ö) 9,213 99
Invitation Homes, Inc.(ö) 4,938 136
Jack Henry & Associates, Inc. 2,410 444
JPMorgan Chase & Co. 42,710 4,017
KeyCorp 919 11
KKR & Co., Inc. Class A 222,468 6,870
Life Storage, Inc.(ö) 727 69
M&T Bank Corp. 1,944 202
MasterCard, Inc. Class A 32,913 9,732
Medical Properties Trust, Inc.(ö) 3,345 63
Merck & Co., Inc. 14,451 1,117
MetLife, Inc. 4,703 172
Morgan Stanley 1,705 82
Northern Trust Corp. 3,311 263
PayPal Holdings, Inc.(Æ) 51,397 8,955
People's United Financial, Inc. 3,680 43
PNC Financial Services Group, Inc. (The) 2,876 303
Popular, Inc. 12,027 447
Progressive Corp. (The) 1,337 107

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
6 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Prudential Financial, Inc. 2,506 153
Public Storage(ö) 963 185
Raymond James Financial, Inc. 1,839 127
Regency Centers Corp.(ö) 1,726 79
Reinsurance Group of America, Inc. Class A 1,509 118
RenaissanceRe Holdings, Ltd. 5 1
SLM Corp. 101,178 711
State Street Corp. 2,147 136
Sun Communities, Inc.(ö) 628 85
Synchrony Financial 8,472 188
Travelers Cos., Inc. (The) 3,142 358
Truist Financial Corp. 8,337 313
Two Harbors Investment Corp.(Ñ)(ö) 225,378 1,136
US Bancorp 8,817 325
VEREIT, Inc.(ö) 11,367 73
Visa, Inc. Class A 59,665 11,524
Wells Fargo & Co. 108,002 2,765
Western Union Co. (The)(Ñ) 11,682 253
WP Carey, Inc.(ö) 1,391 94
85,021
Health Care - 15.2%
Abbott Laboratories 10,603 969
AbbVie, Inc. 18,460 1,812
Abiomed , Inc.(Æ) 1,856 448
Agilent Technologies, Inc. 7,578 670
Agios Pharmaceuticals, Inc.(Æ) 2,044 109
Alexion Pharmaceuticals, Inc.(Æ) 16,338 1,834
Align Technology, Inc.(Æ) 2,255 619
Alkermes PLC(Æ) 14,653 284
Alnylam Pharmaceuticals, Inc.(Æ) 2,589 383
Amgen, Inc. 2,239 528
Anthem, Inc.(Æ) 1,207 317
AstraZeneca PLC - ADR 16,079 850
Baxter International, Inc. 6,824 588
Becton Dickinson and Co. 2,678 641
Biogen, Inc.(Æ) 2,834 758
BioMarin Pharmaceutical, Inc.(Æ) 1,022 126
Bluebird Bio, Inc.(Æ) 3,503 214
Boston Scientific Corp.(Æ) 10,245 360
Bristol-Myers Squibb Co. 36,709 2,158
Cantel Medical Corp. 3,882 172
Centene Corp.(Æ) 7,579 482
Cerner Corp. 7,539 517
Cigna Corp. 2,621 492
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cooper Cos., Inc. (The) 1,361 386
Dentsply Sirona, Inc. 3,268 144
DexCom , Inc.(Æ) 948 384
Edwards Lifesciences Corp.(Æ) 9,534 659
Eli Lilly & Co. 4,594 754
Envista Holdings Corp.(Æ)(Ñ) 18,972 400
Exact Sciences Corp.(Æ) 1,507 131
Exelixis , Inc.(Æ) 15,276 363
Gilead Sciences, Inc. 7,226 556
HCA Healthcare, Inc. 14,043 1,363
Henry Schein, Inc.(Æ) 2,208 129
Hill-Rom Holdings, Inc. 2,362 259
Hologic , Inc.(Æ) 2,266 129
Humana, Inc. 425 165
ICU Medical, Inc.(Æ) 1,174 216
IDEXX Laboratories, Inc.(Æ) 459 152
Illumina, Inc.(Æ) 16,122 5,971
Incyte Corp.(Æ) 5,060 526
Insulet Corp.(Æ) 433 84
Integra LifeSciences Holdings Corp.(Æ) 3,940 185
Intuitive Surgical, Inc.(Æ) 10,376 5,913
IQVIA Holdings, Inc.(Æ) 48,305 6,854
Jazz Pharmaceuticals PLC(Æ) 13,161 1,452
Johnson & Johnson 32,704 4,599
Laboratory Corp. of America Holdings(Æ) 2,367 393
Masimo Corp.(Æ) 1,953 445
MEDNAX, Inc.(Æ) 9,580 164
Medtronic PLC 25,309 2,321
Moderna , Inc.(Æ) 3,263 210
Mylan NV(Æ) 52,279 841
Neurocrine Biosciences, Inc.(Æ) 831 101
Penumbra, Inc.(Æ) 1,072 192
Pfizer, Inc. 91,818 3,002
Quest Diagnostics, Inc. 3,476 396
Regeneron Pharmaceuticals, Inc.(Æ) 844 526
ResMed , Inc. 3,433 659
Sage Therapeutics, Inc.(Æ) 2,682 112
Seattle Genetics, Inc.(Æ) 1,169 199
STERIS PLC 2,814 432
Stryker Corp. 3,089 557
Teleflex, Inc. 758 276
Thermo Fisher Scientific, Inc. 2,717 984
United Therapeutics Corp.(Æ) 2,788 337
UnitedHealth Group, Inc. 26,907 7,937
Universal Health Services, Inc. Class B 3,794 352

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Varian Medical Systems, Inc.(Æ) 2,969 364
Veeva Systems, Inc. Class A(Æ) 1,545 362
Vertex Pharmaceuticals, Inc.(Æ) 2,854 829
West Pharmaceutical Services, Inc. 2,655 603
Zimmer Biomet Holdings, Inc. 12,660 1,511
Zoetis, Inc. Class A 5,319 729
71,939
Materials and Processing - 4.3%
Air Products & Chemicals, Inc. 144 35
Alcoa Corp.(Æ) 50,979 573
Ball Corp. 92,259 6,411
Carrier Global Corp. 7,844 174
Copart , Inc.(Æ) 1,742 145
Crown Holdings, Inc.(Æ) 31,816 2,072
DowDuPont , Inc. 36,451 1,937
Eastman Chemical Co. 18,501 1,288
Ecolab, Inc. 87 17
Fastenal Co. 4,175 179
Freeport-McMoRan, Inc. 132,172 1,529
Huntsman Corp. 83,581 1,502
Lennox International, Inc. 546 127
Linde PLC(Æ) 1,593 338
LyondellBasell Industries NV Class A 2,417 159
Newmont Corp. 49,627 3,064
Owens Corning 4,178 233
Reliance Steel & Aluminum Co. 434 41
Steel Dynamics, Inc. 63 2
Trane Technologies PLC 4,862 433
20,259
Producer Durables - 5.9%
3M Co. 2,193 342
Accenture PLC Class A 4,196 901
AECOM(Æ) 6,434 242
Ametek , Inc. 5,005 447
Aptiv PLC 1,648 128
Automatic Data Processing, Inc. 3,807 567
Boeing Co. (The) 1,463 268
Booz Allen Hamilton Holding Corp. Class A 3,149 245
Carlisle Cos., Inc. 3,137 375
CH Robinson Worldwide, Inc.(Ñ) 3,238 256
Chart Industries, Inc.(Æ) 33,304 1,615
Cintas Corp. 1,104 294
CoStar Group, Inc.(Æ) 672 478
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CSX Corp. 3,078 215
Cummins, Inc. 3,179 551
Danaher Corp. 4,739 838
Deere & Co. 930 146
Delta Air Lines, Inc. 8,188 230
Eaton Corp. PLC 8,954 783
Emerson Electric Co. 3,665 227
Expeditors International of Washington, Inc. 1,184 90
FedEx Corp. 3,636 510
Flir Systems, Inc. 4,588 186
General Dynamics Corp. 1,440 215
HD Supply Holdings, Inc.(Æ) 5,959 206
HEICO Corp. 1,206 120
Honeywell International, Inc. 5,092 736
Huntington Ingalls Industries, Inc. 597 104
IDEX Corp. 2,079 329
IHS Markit , Ltd.(Æ) 3,232 244
Illinois Tool Works, Inc. 1,625 284
Johnson Controls International PLC(Æ) 18,229 622
Kansas City Southern 1,960 293
Keysight Technologies, Inc.(Æ) 918 93
L3Harris Technologies, Inc. 3,321 563
Lockheed Martin Corp. 1,215 443
Middleby Corp.(Æ) 1,748 138
Northrop Grumman Corp. 932 287
Old Dominion Freight Line, Inc. 548 93
Otis Worldwide Corp. 3,922 223
PACCAR, Inc. 9,069 679
Paychex, Inc. 8,520 645
Quanta Services, Inc. 6,202 243
Raytheon Co.(Æ) 14,929 920
Republic Services, Inc. Class A 3,229 265
Roper Technologies, Inc. 954 370
S&P Global, Inc. 188 62
Snap-on, Inc. 1,486 206
Southwest Airlines Co. 7,581 259
Stanley Black & Decker, Inc. 719 100
Textron, Inc. 15,416 507
Toro Co. (The) 2,847 189
Union Pacific Corp. 2,511 425
United Airlines Holdings, Inc.(Æ) 2,219 77
United Parcel Service, Inc. Class B 2,401 267
United Rentals, Inc.(Æ) 1,238 185
Verisk Analytics, Inc. Class A 2,323 395
Waste Management, Inc. 61,748 6,540

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
8 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Waters Corp.(Æ) 790 143
Westinghouse Air Brake Technologies Corp. 1,530 88
Xerox Holdings Corp. 13,408 205
XPO Logistics, Inc.(Æ) 1,342 104
27,801
Technology - 26.6%
Activision Blizzard, Inc. 2,116 161
Adobe, Inc.(Æ) 12,576 5,474
Akamai Technologies, Inc.(Æ) 1,356 145
Allegion PLC 1,360 139
Alphabet, Inc. Class A(Æ) 7,657 10,857
Alphabet, Inc. Class C(Æ) 894 1,264
Amdocs, Ltd. 7,218 439
Amphenol Corp. Class A 6,538 626
Ansys , Inc.(Æ) 640 187
Apple, Inc. 26,776 9,767
Applied Materials, Inc. 6,816 412
Arista Networks, Inc.(Æ) 7,936 1,667
Arrow Electronics, Inc.(Æ) 5,107 351
Autodesk, Inc.(Æ) 24,325 5,818
Black Knight, Inc.(Æ) 2,660 193
Booking Holdings, Inc.(Æ) 95 151
Broadcom, Inc. 1,205 380
CACI International, Inc. Class A(Æ) 356 77
Cadence Design Systems, Inc.(Æ) 3,050 293
CDW Corp. 2,415 281
Cisco Systems, Inc. 27,779 1,296
Citrix Systems, Inc. 3,203 474
Cognizant Technology Solutions Corp. Class
A 4,227 240
Corning, Inc. 7,541 195
Corteva , Inc. Class W 67,253 1,802
Coupa Software, Inc.(Æ) 19,843 5,497
Dell Technologies, Inc. Class C(Æ) 7,292 401
Dolby Laboratories, Inc. Class A 5,543 365
DXC Technology Co. 3,665 60
Electronic Arts, Inc.(Æ) 923 122
F5 Networks, Inc.(Æ) 2,416 337
Facebook, Inc. Class A(Æ) 21,418 4,863
Fortinet, Inc.(Æ) 1,247 171
Genpact , Ltd. 10,959 400
Grubhub , Inc.(Æ) 2,448 172
Hewlett Packard Enterprise Co. Class H 33,432 325
HP, Inc.(Æ) 25,392 443
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Intel Corp. 33,455 2,002
Intuit, Inc. 1,727 512
IPG Photonics Corp.(Æ) 6,110 980
Jabil Circuit, Inc. 7,666 246
Juniper Networks, Inc. 20,695 473
Lam Research Corp. 1,205 390
Leidos Holdings, Inc. 3,168 297
LogMeIn, Inc. 3,186 270
Marvell Technology Group, Ltd. 36,268 1,272
Micron Technology, Inc.(Æ) 41,725 2,150
Microsoft Corp. 136,837 27,847
Motorola Solutions, Inc. 1,828 256
NCR Corp.(Æ) 9,340 162
NVIDIA Corp. 3,156 1,199
ON Semiconductor Corp.(Æ) 10,724 213
Oracle Corp. 9,291 514
Paycom Software, Inc.(Æ) 14,160 4,386
Pure Storage, Inc. Class A(Æ) 18,569 322
Salesforce.com, Inc.(Æ) 4,323 810
ServiceNow , Inc.(Æ) 18,059 7,314
Skyworks Solutions, Inc. 1,179 151
SYNNEX Corp. 2,413 289
Synopsys, Inc.(Æ) 3,910 762
Take-Two Interactive Software, Inc.(Æ) 2,156 301
Teradyne, Inc. 5,072 429
Texas Instruments, Inc. 5,899 749
Twilio , Inc. Class A(Æ) 35,597 7,810
Tyler Technologies, Inc.(Æ) 267 93
Uber Technologies, Inc.(Æ) 220,727 6,860
VMware, Inc. Class A(Æ)(Ñ) 1,967 305
Western Digital Corp. 4,003 177
Workday, Inc. Class A(Æ) 542 102
Zynga, Inc. Class A(Æ) 38,500 368
125,856
Utilities - 3.3%
American Electric Power Co., Inc. 1,296 103
AT&T, Inc. 125,381 3,789
Avangrid , Inc. 4,903 206
CenterPoint Energy, Inc. 10,109 189
Consolidated Edison, Inc. 4,123 297
Dominion Energy, Inc. 1,134 92
DTE Energy Co. 1,968 212
Duke Energy Corp. 6,335 506
Evergy , Inc. 5,903 350

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Eversource Energy(Æ) 3,433 286
Exelon Corp. 11,311 410
FirstEnergy Corp. 36,197 1,404
International Business Machines Corp. 4,227 510
National Fuel Gas Co. 2,504 105
NextEra Energy, Inc. 1,715 412
PG&E Corp.(Æ)(Ñ) 11,180 99
Pinnacle West Capital Corp. 1,968 144
PPL Corp. 67,949 1,756
Sempra Energy 1,950 229
Southern Co. (The) 4,650 241
T-Mobile US, Inc.(Æ) 2,129 222
Verizon Communications, Inc. 65,258 3,598
Vistra Energy Corp. 4,895 91
WEC Energy Group, Inc.(Æ) 5,587 490
15,741
Total Common Stocks
(cost $370,673) 444,205
Warrants & Rights - 0.0%
Bristol-Myers Squibb Co.(Æ)
2021  Rights 5,115 19
T-Mobile US, Inc.(Æ)
2020  Rights 2,129 —
Total Warrants & Rights
(cost $12) 19
Short-Term Investments - 5.9%
U.S. Cash Management Fund(@)
27,933,659
(∞)
27,931
Total Short-Term Investments
(cost $27,932) 27,931
Other Securities - 1.3%
U.S. Cash Collateral Fund(@)(x)
6,208,845
(∞)
6,209
Total Other Securities
(cost $6,209) 6,209
Total Investments - 101.0%
(identified cost $404,826) 478,364
Other Assets and Liabilities, Net
- (1.0%)
(4,753)
Net Assets - 100.0%
473,611

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
10 U.S. Strategic Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 115 USD 17,769 09/20
263
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts
263
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 72,481 $ — $ —
$ —
$ 72,481 15.3
Consumer Staples 18,686 — —
—
18,686 3.9
Energy 6,421 — —
—
6,421 1.4
Financial Services 85,021 — —
—
85,021 17.9
Health Care 71,939 — —
—
71,939 15.2
Materials and Processing 20,259 — —
—
20,259 4.3
Producer Durables 27,801 — —
—
27,801 5.9
Technology 125,856 — —
—
125,856 26.6
Utilities 15,741 — —
—
15,741 3.3
Warrants & Rights 19 — —
—
19 —
*
Short-Term Investments — — —
27,931
27,931 5.9
Other Securities — — —
6,209
6,209 1.3
Total Investments 444,224 — — 34,140 478,364 101.0
Other Assets and Liabilities, Net (1.0)
100.0
Other Financial Instruments
Assets
Futures Contracts 263 — — — 263 0.1
Total Other Financial Instruments
**
$ 263 $ — $ — $ — $ 263
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
Fair Value of Derivative Instruments — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 11
ts
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 263
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 3,442
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 108
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
12 U.S. Strategic Equity Fund
Amounts in thousands
word
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 6,002 $ — $ 6,002
Total Financial and Derivative Assets
6,002 — 6,002
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 6,002 $ — $ 6,002
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 527 $ — $ 527 $ —
Barclays
1,055 — 1,055 —
Citigroup
666 — 666 —
Fidelity
563 — 563 —
JPMorgan Chase
1,309 — 1,309 —
Merrill Lynch
118 — 118 —
Morgan Stanley
1,764 — 1,764 —
Total
$ 6,002 $ — $ 6,002 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 13
Statement of Assets and Liabilities — June 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 404,826
Investments, at fair value(*)(>) ......................................................................................................................................................
478,364
Receivables:
Dividends and interest ....................................................................................................................................................... 417
Dividends from affiliated funds .......................................................................................................................................... 6
From broker (a) ................................................................................................................................................................... 1,361
Variation margin on futures contracts ................................................................................................................................. 264
Prepaid expenses ........................................................................................................................................................................... 2
Total assets .................................................................................................................................................
480,414
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 202
Accrued fees to affiliates .................................................................................................................................................... 305
Other accrued expenses ..................................................................................................................................................... 87
Payable upon return of securities loaned ....................................................................................................................................... 6,209
Total liabilities .............................................................................................................................................
6,803
Net Assets ............................................................................................................................................................
$ 473,611

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
14 U.S. Strategic Equity Fund
Statement of Assets and Liabilities, continued — June 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 54,719
Shares of beneficial interest ...........................................................................................................................................................
303
Additional paid-in capital ..............................................................................................................................................................
418,589
Net Assets ............................................................................................................................................................
$ 473,611
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 15.64
Net assets ............................................................................................................................................................................... $ 473,610,505
Shares outstanding ($.01 par value) ....................................................................................................................................... 30,275,511
Amounts in thousands
(*)     Securities on loan included in investments $ 6,002
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 34,140
(a)     Receivable from Broker for Futures $ 1,361
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 15
Statement of Operations — For the Period Ended June 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 3,690
Dividends from affiliated funds ......................................................................................................................................... 102
Securities lending income (net) ......................................................................................................................................... 18
Total investment income ...............................................................................................................................................................
3,810
Expenses
Advisory fees .................................................................................................................................................................... 1,684
Administrative fees ........................................................................................................................................................... 115
Custodian fees ................................................................................................................................................................... 35
Transfer agent fees ............................................................................................................................................................ 10
Professional fees ............................................................................................................................................................... 53
Trustees’ fees .................................................................................................................................................................... 10
Printing fees ...................................................................................................................................................................... 32
Miscellaneous ................................................................................................................................................................... 11
Total expenses ...............................................................................................................................................................................
1,950
Net investment income (loss) ........................................................................................................................................................
1,860
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (21,590)
Investments in affiliated funds .......................................................................................................................................... (7)
Futures contracts .............................................................................................................................................................. 3,442
Foreign currency-related transactions ............................................................................................................................... 2
Net realized gain (loss) ..................................................................................................................................................................
(18,153)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 7,661
Futures contracts .............................................................................................................................................................. 108
Foreign currency-related transactions ............................................................................................................................... (1)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 7,768
Net realized and unrealized gain (loss) ......................................................................................................................................... (10,385)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (8,525)

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
16 U.S. Strategic Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2020
(Unaudited)
Fiscal Year Ended
December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 1,860 $ 4,643
Net realized gain (loss) ...................................................................................................................... (18,153) 33,02 2
Net change in unrealized appreciation (depreciation) ....................................................................... 7,768 75,71 3
Net increase (decrease) in net assets from operations ............................................................................. (8,525) 113,378
Distributions
To shareholders ................................................................................................................................. (5,569) (30,796)
Net decrease in net assets from distributions .......................................................................................... (5,569) (30,796)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (25,657) 51,204
Total Net Increase (Decrease) in Net Assets ..........................................................................
(39,751) 133,786
Net Assets
Beginning of period .................................................................................................................................
513,362 379,576
End of period ..........................................................................................................................................
$ 473,611 $ 513,362
* Share transaction amounts (in thousands) for the periods ended June 30, 2020 and December 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Proceeds from shares sold 201 $ 2,827 4,553 $ 72,578
Proceeds from reinvestment of distributions 360 5,568 1,958 30,796
Payments for shares redeemed (2,315) (34,052) (3,413) (52,170)
Total increase (decrease)
(1,754) $ (25,657) 3,098 $ 51,204

Russell Investment Funds
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 18
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2020(1) 16.03 .06 (.27) (.21) (.04) (.14)
December 31, 2019 13.12 .16 3.77 3.93 (.16) (.86)
December 31, 2018 18.53 .17 (1.97) (1.80) (.21) (3.40)
December 31, 2017 17.08 .17 3.29 3.46 (.19) (1.82)
December 31, 2016 16.64 .19 1.53 1.72 (.17) (1.11)
December 31, 2015 18.11 .15 .05 .20 (.15) (1.52)

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 19
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)(f)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(g)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(e)
%
Portfolio
Turnover Rate
(d)
(.18) 15.64 (1.31) 473,611 .85 .85 .81 33
(1.02) 16.03 30.26 513,362 .85 .85 1.07 100
(3.61) 13.12 (9.64) 379,576 .84 .84 .93 150
(2.01) 18.53 20.80 461,727 .83 .83 .94 80
(1.28) 17.08 10.64 443,053 .83 .83 1.15 101
(1.67) 16.64 1.11 454,341 .84 .84 .84 99

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
20 U.S. Strategic Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2020 , the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
Advisory fees $ 284,173
Administration fees 19,464
Transfer agent fees 1,712
$ 305,349
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 21,735 $ 77,427 $ 71,224 $ (7) $ — $ 27,931 $ 102 $ —
U.S. Cash Collateral Fund 7,335 86,776 87,902 — — 6,209 66 —
$ 29,070 $ 164,203 $ 159,126 $ (7) $ — $ 34,140 $ 168 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 409,371,800 $ 87,633,392 $ (18,378,069) $ 69,255,323

Russell Investment Funds
U.S. Small Cap Equity Fund
Shareholder Expense Example — June 30, 2020 (Unaudited)
U.S. Small Cap Equity Fund 21
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2020 to June 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2020 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2020 $ 819 .30 $ 1,018 .60
Expenses Paid During Period* $ 5 .70 $ 6 .32
* Expenses are equal to the Fund's annualized expense ratio of 1.26%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
22 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.7%
Consumer Discretionary - 12.2%
Aaron's, Inc. Class A 3,587 163
Adtalem Global Education, Inc.(Æ) 3,515 109
American Axle & Manufacturing Holdings,
Inc.(Æ) 19,902 152
American Eagle Outfitters, Inc. 11,921 130
American Public Education, Inc.(Æ) 7,586 224
America's Car-Mart, Inc.(Æ) 6,276 551
Aspen Group, Inc.(Æ) 4,078 37
B. Riley Financial, Inc. 39,327 856
Beazer Homes USA, Inc.(Æ) 1,405 14
Bed Bath & Beyond, Inc.(Ñ) 12,865 136
Big Lots, Inc. 3,369 141
BJ's Restaurants, Inc. 14,015 293
BJ's Wholesale Club Holdings, Inc.(Æ) 1,784 66
Bloomin ' Brands, Inc. 4,298 46
Bluegreen Vacations Corp. 1,558 8
BMC Stock Holdings, Inc.(Æ)(Û) 14,551 365
Boot Barn Holdings, Inc.(Æ) 7,521 162
Brinker International, Inc. 10,069 242
Cable One, Inc.(Û) 187 332
Cardlytics, Inc.(Æ) 1,086 76
Carrols Restaurant Group, Inc.(Æ) 40,337 195
Cato Corp. (The) Class A 8,044 66
Cavco Industries, Inc.(Æ) 4,916 948
Celestica, Inc.(Æ) 41,837 286
Central Garden & Pet Co. Class A(Æ)(Û) 1,591 54
Century Communities, Inc.(Æ) 5,070 155
Cheesecake Factory, Inc. (The)(Ñ) 2,801 64
Chegg , Inc.(Æ) 7,935 534
Chico's FAS, Inc. 5,592 8
Chuy's Holdings, Inc.(Æ) 4,486 67
Cooper Tire & Rubber Co. 4,486 124
Cooper-Standard Holdings, Inc.(Æ)(Û) 3,240 43
Cracker Barrel Old Country Store, Inc.(Ñ) 998 111
Dana Holding Corp. 12,369 151
Deckers Outdoor Corp.(Æ) 869 171
Del Taco Restaurants, Inc.(Æ) 59,932 355
Delta Apparel, Inc.(Æ)(Ñ) 17,971 218
Denny's Corp.(Æ) 54,173 547
Dillard's, Inc. Class A(Ñ) 2,541 66
Dine Brands Global, Inc.(Ð) 988 42
Domino's Pizza, Inc.(Ð) 871 322
El Pollo Loco Holdings, Inc.(Æ)(Ñ) 13,532 200
Entercom Communications Corp. Class A 4,723 7
EW Scripps Co. (The) Class A 18,555 162
First Cash Financial Services, Inc. 1,207 81
Five Below, Inc.(Æ) 442 47
Floor & Decor Holdings, Inc. Class A(Æ) 919 53
Fossil Group, Inc.(Æ)(Ð) 8,959 42
Foundation Building Materials, Inc.(Æ) 2,423 38
Full House Resorts, Inc.(Æ)(Ñ) 67,647 90
GameStop Corp. Class A(Æ) 7,897 34
GAN, Ltd.(Æ) 2,189 56
Genesco, Inc.(Æ) 10,567 229
Golden Entertainment, Inc.(Æ) 5,869 52
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Goodyear Tire & Rubber Co. (The) 16,441 147
GoPro, Inc. Class A(Æ) 16,101 77
Gray Television, Inc.(Æ) 10,986 153
Hamilton Beach Brands Holding Co. Class A 19,508 232
Haverty Furniture Cos., Inc.(Û) 1,724 28
HealthStream , Inc.(Æ)(Û) 1,560 35
Hibbett Sports, Inc.(Æ) 1,437 30
Hillenbrand, Inc. 3,672 99
Hooker Furniture Corp. 3,900 76
Houghton Mifflin Harcourt Co.(Æ) 4,512 8
iHeartMedia , Inc. Class A(Æ)(Ñ) 24,047 201
Inter Parfums , Inc. 3,620 174
International Game Technology PLC(Ð) 12,742 113
IntriCon Corp.(Æ)(Ñ) 15,452 209
J Alexander's Holdings, Inc.(Æ) 33,828 166
Jack in the Box, Inc.(Û) 5,897 436
John Wiley & Sons, Inc. Class A 5,246 205
K12, Inc.(Æ)(Û) 7,140 195
KB Home 3,448 106
Kontoor Brands, Inc. 27,633 492
La-Z-Boy, Inc. Class Z 3,844 104
Liberty Braves Group Class C(Æ) 2,318 46
Lithia Motors, Inc. Class A 989 150
Lovesac Co. (The)(Æ) 3,011 79
Lumber Liquidators Holdings, Inc.(Æ) 1,828 25
Madison Square Garden Entertainment Corp.
(Æ) 6,752 506
Madison Square Garden Sports Corp. Class
A(Æ)(Û) 2,579 379
Marchex , Inc. Class B(Æ) 4,000 6
Marriott Vacations Worldwide Corp. 6,603 543
Matthews International Corp. Class A 10,045 192
Meredith Corp.(Ñ) 13,688 199
Meritage Homes Corp.(Æ) 2,774 211
Meritor, Inc.(Æ)(Ð) 3,979 79
Monarch Casino & Resort, Inc.(Æ) 1,168 40
Motorcar Parts of America, Inc.(Æ) 2,674 47
Movado Group, Inc. 1,676 18
Murphy USA, Inc.(Æ) 1,098 124
Nautilus, Inc.(Æ) 7,106 66
Nexstar Media Group, Inc. Class A 1,301 109
Office Depot, Inc.(Ð) 39,260 92
Papa John's International, Inc. 209 17
PetIQ , Inc.(Æ)(Ñ) 11,616 405
Planet Fitness, Inc. Class A(Æ) 956 58
Quotient Technology, Inc.(Æ) 7,566 55
Red Robin Gourmet Burgers, Inc.(Æ) 1,810 18
Red Rock Resorts, Inc. Class A 2,479 27
Regis Corp.(Æ) 3,808 31
Rent-A-Center, Inc. Class A 3,634 101
REV Group, Inc. 3,200 20
Rosetta Stone, Inc.(Æ) 2,107 36
Sally Beauty Holdings, Inc.(Æ)(Ñ) 7,755 97
Scholastic Corp. 5,060 151
Scientific Games Corp. Class A(Æ) 5,165 80
SeaWorld Entertainment, Inc.(Æ) 7,943 118
Shoe Carnival, Inc.(Ñ) 1,685 49

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Signet Jewelers, Ltd. 2,223 23
Skyline Champion Corp.(Æ) 21,952 534
SMART Global Holdings, Inc.(Æ)(Ñ) 11,657 317
Sonic Automotive, Inc. Class A 3,122 100
Sportsman's Warehouse Holdings, Inc.(Æ) 10,516 150
Stamps.com, Inc.(Æ) 742 136
Steven Madden, Ltd. 2,762 68
Sturm Ruger & Co., Inc. 206 16
Taylor Morrison Home Corp. Class A(Æ) 8,671 167
Tenneco, Inc. Class A(Æ)(Ð) 5,511 42
Texas Roadhouse, Inc. Class A 6,798 357
Travelzoo , Inc.(Æ)(Û) 1,100 6
Tribune Publishing Co.(Æ) 1,300 13
Tupperware Brands Corp.(Ð) 7,103 34
Turtle Beach Corp.(Æ)(Ñ) 10,275 151
Twin River Worldwide Holdings, Inc. 1,552 35
Universal Electronics, Inc.(Æ) 1,030 48
Universal Technical Institute, Inc.(Æ) 2,523 18
Vera Bradley, Inc.(Æ) 1,499 7
Viad Corp. 12,354 235
Vista Outdoor, Inc.(Æ) 6,330 91
Visteon Corp.(Æ)(Ð) 2,560 175
Wingstop , Inc.(Û) 2,520 350
Winnebago Industries, Inc. 1,823 121
Wolverine World Wide, Inc. 48,564 1,157
WW International, Inc.(Æ) 3,294 84
Wyndham Hotels & Resorts, Inc.(Û) 17,083 728
Zumiez , Inc.(Æ) 4,347 119
22,463
Consumer Staples - 3.7%
Alico , Inc. 2,807 87
Boston Beer Co., Inc. Class A(Æ) 266 143
Bunge, Ltd.(Û) 7,403 304
Coca-Cola Bottling Co. 274 63
Core-Mark Holding Co., Inc. 2,482 62
elf Beauty, Inc.(Æ) 58,023 1,106
Energizer Holdings, Inc.(Ñ) 20,865 991
Farmer Brothers Co.(Æ) 17,511 129
Fresh Del Monte Produce, Inc. 14,722 362
Grocery Outlet Holding Corp.(Æ) 11,648 475
Helen of Troy, Ltd.(Æ) 793 150
Herbalife Nutrition, Ltd.(Æ) 5,445 245
Ingles Markets, Inc. Class A 8,081 348
J&J Snack Foods Corp. 1,234 157
Lifevantage Corp.(Æ)(Ð) 2,200 30
MGP Ingredients, Inc.(Ñ) 7,721 283
National Vision Holdings, Inc.(Æ) 2,413 74
Nomad Foods, Ltd.(Æ) 32,490 697
Performance Food Group Co.(Æ) 4,371 127
PolyOne Corp. 4,526 119
Post Holdings, Inc.(Æ)(Ð) 1,156 101
Primo Water Corp. 21,079 290
Quanex Building Products Corp. 5,056 70
Rite Aid Corp.(Æ) 3,374 58
Sanderson Farms, Inc. 1,250 145
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
USANA Health Sciences, Inc.(Æ) 2,154 158
6,774
Energy - 2.2%
Arch Coal, Inc.(Æ)(Û) 4,868 138
ChampionX Corp.(Æ) 27,317 267
Continental Resources, Inc. 2,875 50
Diamondback Energy, Inc. 3,368 141
Enphase Energy, Inc.(Æ) 1,857 88
EQT Corp. 3,799 45
Exterran Corp.(Æ) 1,428 8
Green Brick Partners, Inc.(Æ) 52,946 626
Green Plains, Inc.(Æ) 5,658 58
Luxfer Holdings PLC - ADR 2,441 35
Magnolia Oil & Gas Corp.(Æ) 60,213 365
Matrix Service Co.(Æ) 36,721 357
Nabors Industries, Inc.(Ð) 559 21
National Energy Services Reunited Corp.(Æ) 37,386 257
Natural Gas Services Group, Inc.(Æ) 34,519 216
Newpark Resources, Inc.(Æ) 123,183 275
NOW, Inc.(Æ)(Ð) 7,781 67
Oil States International, Inc.(Æ) 2,824 13
Par Pacific Holdings, Inc.(Æ) 7,000 63
Peabody Energy Corp. 6,212 18
ProPetro Holding Corp.(Æ) 7,904 41
REX American Resources Corp.(Æ) 772 54
Select Energy Services, Inc. Class A(Æ) 83,926 411
Solaris Oilfield Infrastructure, Inc. Class A 11,865 88
Targa Resources Corp. 4,826 97
TPI Composites, Inc.(Æ)(Ð) 2,779 65
Warrior Met Coal, Inc. 5,951 92
World Fuel Services Corp. 5,860 151
4,107
Financial Services - 20.6%
1st Source Corp. 2,273 81
Agree Realty Corp.(ö) 2,070 136
Amalgamated Bank Class A 4,289 54
American Campus Communities, Inc.(Ð)(ö) 7,764 271
American Equity Investment Life Holding
Co. 9,904 244
American National Bankshares , Inc. 3,868 97
Ameris Bancorp 16,231 383
Amerisafe , Inc. 1,593 97
AssetMark Financial Holdings, Inc.(Æ) 1,609 44
Assurant, Inc. 169 17
Assured Guaranty, Ltd. 1,210 30
Atlantic Capital Bancshares, Inc.(Æ) 18,140 221
Atlantic Union Bankshares Corp.(Æ) 4,147 96
Axis Capital Holdings, Ltd.(Ð) 5,990 243
Axos Financial, Inc.(Æ) 5,368 119
Banc of California, Inc. 45,152 489
BancFirst Corp. 930 38
Bancorp, Inc. (The)(Æ) 3,573 35
BancorpSouth Bank 4,824 110
Banner Corp. 9,818 373

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
24 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Baycom Corp.(Æ) 1,200 15
Berkshire Hills Bancorp, Inc. 4,087 45
Blackstone Mortgage Trust, Inc. Class A(Ñ)(ö) 5,917 143
Blucora , Inc.(Æ) 1,729 20
Bridgewater Bancshares, Inc.(Æ) 1,200 12
Brighthouse Financial, Inc.(Æ)(Û) 9,526 265
Brightsphere Investment Group, Inc. 9,636 120
Brixmor Property Group, Inc.(ö) 18,560 238
Business First Bancshares, Inc.(Û) 300 5
Byline Bancorp, Inc. 20,635 270
Cadence Bancorp 8,985 80
Camden National Corp. 930 32
Camden Property Trust(ö)(Û) 3,596 328
Cannae Holdings, Inc.(Æ) 13,171 541
Capital City Bank Group, Inc. 16,753 351
Capstar Financial Holdings, Inc. 26,154 314
Capstead Mortgage Corp.(ö) 17,164 94
Carter Bank & Trust 1,394 11
Cathay General Bancorp 4,027 106
CBTX, Inc. 1,597 34
Century Bancorp, Inc. Class A 3,462 269
Civista Bancshares, Inc. 8,933 138
Coastal Financial Corp.(Æ) 559 8
Collectors Universe, Inc. 4,600 158
Columbia Banking System, Inc. 3,860 109
Community Bank System, Inc. 1,604 91
Community Bankers Trust Corp. 10,201 56
CoreCivic , Inc.(Æ) 11,301 106
CorEnergy Infrastructure Trust, Inc.(ö) 10,688 98
Cowen Group, Inc. Class A 21,700 351
CTO Realty Growth, Inc. 6,244 246
Cullen/Frost Bankers, Inc. 1,461 109
Cushman & Wakefield PLC(Æ) 5,511 69
CVB Financial Corp. 5,750 108
CyrusOne , Inc.(ö) 4,624 336
Deluxe Corp. 3,135 74
DiamondRock Hospitality Co.(ö) 19,050 105
Diversified Healthcare Trust(Æ) 15,605 69
Donegal Group, Inc. Class A 100 1
Eagle Bancorp, Inc. 8,899 291
Easterly Government Properties, Inc.(ö) 2,773 64
Ellington Financial, Inc.(ö) 9,444 111
Enova International, Inc.(Æ) 2,346 35
Equity Commonwealth(ö) 8,355 269
Equity LifeStyle Properties, Inc. Class A(ö) 2,687 168
Essent Group, Ltd. 13,960 506
Everi Holdings, Inc.(Æ) 15,897 82
Ezcorp , Inc. Class A(Æ) 2,504 16
Farmers & Merchants Bancorp, Inc. 3,743 80
FB Financial Corp. 8,170 202
Federated Hermes, Inc. Class B 4,440 105
First BanCorp (Û) 9,132 230
First Community Bankshares , Inc. 3,920 88
First Financial Corp. 427 16
First Foundation, Inc. 42,996 703
First Interstate BancSystem , Inc. Class A 9,796 303
First Midwest Bancorp, Inc. 5,754 77
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
First United Corp. 2,893 39
Front Yard Residential Corp.(Æ)(ö) 7,786 68
Fulton Financial Corp. 7,734 81
Gaming and Leisure Properties, Inc.(ö)(Û) 36,387 1,260
GEO Group, Inc. (The)(ö) 7,434 88
Getty Realty Corp.(ö) 11,719 348
Glacier Bancorp, Inc. 3,280 116
Global Net Lease, Inc.(ö) 5,110 85
Goosehead Insurance, Inc. Class A(Æ)(Ð) 620 47
Great Southern Bancorp, Inc. 470 19
Great Western Bancorp, Inc. 3,455 48
Green Dot Corp. Class A(Æ) 11,056 543
Guaranty Bancshares, Inc.(Û) 460 12
Hallmark Financial Services, Inc.(Æ) 29,510 103
Hancock Holding Co. 4,324 92
Hanmi Financial Corp. 9,143 88
Hanover Insurance Group, Inc. (The) 2,639 267
HarborOne Bancorp, Inc. 9,333 80
HCI Group, Inc.(Ð) 1,210 56
Heartland Financial USA, Inc. 1,657 55
Helios Technologies, Inc.(Æ) 2,354 88
Heritage Commerce Corp. 10,786 81
Heritage Financial Corp. 2,825 57
Heritage Insurance Holdings, Inc. 400 5
Hilltop Holdings, Inc. 5,038 93
Home Bancorp, Inc.(Û) 280 7
Home BancShares , Inc. 8,140 125
HomeStreet , Inc. 35,415 871
HomeTrust Bancshares, Inc.(Û) 750 12
Hope Bancorp, Inc. 8,861 82
Houlihan Lokey , Inc. Class A 6,539 364
I3 Verticals, Inc. Class A(Æ) 28,873 874
Iberiabank Corp. 2,718 124
Independence Realty Trust, Inc.(ö) 51,029 586
Independent Bank Corp.(Û) 50,962 757
Independent Bank Group, Inc. 2,056 83
Industrial Logistics Properties Trust(ö) 12,135 249
Innovative Industrial Properties, Inc.(Ñ)(ö) 1,440 127
Investors Bancorp, Inc. 10,393 88
Investors Real Estate Trust(ö) 7,329 517
iStar , Inc.(ö) 5,882 72
James River Group Holdings, Ltd. 5,558 250
JER Investment Trust, Inc.(Æ)(Š)(Þ) 1,771 —
Kearny Financial Corp. 53,342 436
Kemper Corp. 1,892 137
Kennedy-Wilson Holdings, Inc. 4,912 75
KKR Real Estate Finance Trust, Inc.(ö) 6,196 103
LCNB Corp. 5,558 89
LendingClub Corp.(Æ) 10,443 48
LendingTree , Inc.(Æ)(Ñ) 954 276
Lexington Realty Trust(ö) 9,300 98
Live Oak Bancshares, Inc. 1,860 27
LPL Financial Holdings, Inc.(Û) 4,280 336
Macatawa Bank Corp. 8,632 68
Merchants Bancorp 5,275 97
Mercury General Corp.(Ð) 1,767 72
Metropolitan Bank Holding Corp.(Æ) 190 6

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MGIC Investment Corp. 16,639 136
Moelis & Co. Class A 1,066 33
National Bank Holdings Corp. Class A 19,260 520
National Bankshares , Inc. 3,026 87
National Health Investors, Inc.(ö) 1,385 84
NBT Bancorp, Inc. 2,833 87
New Senior Investment Group, Inc.(ö) 37,730 137
Nicolet Bankshares , Inc.(Æ) 274 15
NMI Holdings, Inc. Class A(Æ) 7,741 124
Northeast Bank 11,455 201
Northrim BanCorp , Inc. 400 10
Northwest Bancshares, Inc. 8,889 91
OFG Bancorp 3,834 51
Old National Bancorp 4,866 67
Old Second Bancorp, Inc. 29,086 226
Origin Bancorp, Inc. 740 16
PCSB Financial Corp. 42,934 544
Peapack Gladstone Financial Corp. 456 9
PennyMac Financial Services, Inc. 2,108 88
Peoples Bancorp, Inc. 6,035 128
People's Utah Bancorp 1,150 26
Physicians Realty Trust(ö) 9,835 172
Piedmont Office Realty Trust, Inc. Class A(ö) 16,739 278
Plymouth Industrial REIT, Inc.(ö) 23,894 306
Popular, Inc.(Û) 18,941 704
Postal Realty Trust, Inc. Class A 3,463 55
Potlatch Corp.(ö) 25,458 969
Preferred Bank 1,161 50
Premier Financial Corp. 15,649 277
Primerica, Inc. 408 48
Protective Insurance Corp. Class B 400 6
Provident Financial Services, Inc. 5,500 79
PS Business Parks, Inc.(ö) 1,000 132
QCR Holdings, Inc. 1,020 32
QTS Realty Trust, Inc. Class A(ö) 1,581 101
Radian Group, Inc. 8,933 139
RE/MAX Holdings, Inc. Class A 5,752 181
Realogy Holdings Corp. 24,144 179
Reinsurance Group of America, Inc. Class A 1,960 154
RenaissanceRe Holdings, Ltd.(Û) 1,664 285
Renasant Corp. 7,905 197
Retail Value, Inc.(ö) 790 10
Rexford Industrial Realty, Inc.(ö) 3,073 127
Riverview Bancorp, Inc. 17,605 99
RLJ Lodging Trust(ö) 12,872 122
RMR Group, Inc. (The) Class A 1,832 54
Sabra Health Care REIT, Inc.(ö) 8,461 122
Safety Insurance Group, Inc. 1,478 113
Seacoast Banking Corp. of Florida(Æ) 2,215 45
Selective Insurance Group, Inc. 1,830 97
ServisFirst Bancshares, Inc. 2,802 100
Shore Bancshares, Inc. 13,127 146
Silvercrest Asset Management Group, Inc.
Class A 20,558 261
Simmons First National Corp. Class A 4,873 83
SITE Centers Corp.(ö) 55,714 452
SL Green Realty Corp.(Ð)(ö) 2,550 126
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
SLM Corp. 20,448 144
SmartFinancial , Inc. 1,500 24
South State Corp. 7,354 350
Southern First Bancshares, Inc.(Æ) 2,164 60
Southern National Bancorp of Virginia, Inc. 5,716 55
SP Plus Corp.(Æ) 6,509 135
Spirit of Texas Bancshares, Inc.(Æ) 756 9
Spirit Realty Capital, Inc.(ö) 5,468 191
STAG Industrial, Inc.(ö) 6,014 176
Stewart Information Services Corp. 10,065 327
Stifel Financial Corp. 3,007 143
Sunstone Hotel Investors, Inc.(ö) 14,074 115
Tanger Factory Outlet Centers, Inc.(Ñ)(ö) 13,552 97
Terreno Realty Corp.(ö) 2,772 146
Texas Capital Bancshares, Inc.(Æ)(Û) 4,883 151
Timberland Bancorp, Inc. 5,994 109
Tiptree Financial, Inc. Class A 37,691 243
TriCo Bancshares 3,480 106
TriState Capital Holdings, Inc.(Æ) 484 8
Triumph Bancorp, Inc.(Æ) 8,034 195
Trustmark Corp. 4,332 106
UMB Financial Corp. 2,293 118
UMH Properties, Inc.(ö) 52,809 683
United Bankshares , Inc. 4,497 124
United Community Banks, Inc. 8,721 175
United Insurance Holdings Corp. 4,300 34
Universal Insurance Holdings, Inc. 6,231 111
Valley National Bancorp 13,286 104
Velocity Financial, Inc.(Æ) 14,427 57
Veritex Holdings, Inc. 10,862 192
Virtu Financial, Inc. Class A 1,301 31
Voya Financial, Inc.(Û) 5,652 264
Waddell & Reed Financial, Inc. Class A(Ð) 19,300 299
Walker & Dunlop, Inc. 2,370 120
Washington Federal, Inc. 4,143 111
Washington Prime Group, Inc.(Ñ)(ö) 150,919 127
Washington Trust Bancorp, Inc. 7,151 234
Watford Holdings, Ltd.(Æ) 1,424 24
Webster Financial Corp. 5,292 151
Western Alliance Bancorp 1,016 38
WSFS Financial Corp. 3,481 100
Xenia Hotels & Resorts, Inc.(ö) 8,662 81
37,973
Health Care - 16.5%
Acadia Pharmaceuticals, Inc.(Æ) 1,550 75
Acceleron Pharma, Inc.(Æ) 2,050 195
Accuray , Inc.(Æ) 107,831 219
Adverum Biotechnologies, Inc.(Æ)(Ð) 1,424 30
Aimmune Therapeutics, Inc.(Æ) 2,314 39
Akebia Therapeutics, Inc.(Æ)(Ð) 5,960 81
Akero Therapeutics, Inc.(Æ) 729 18
Aldeyra Therapeutics, Inc.(Æ) 3,000 13
Alector , Inc.(Æ) 5,236 128
Alkermes PLC(Æ) 12,989 252
Allscripts Healthcare Solutions, Inc.(Æ) 23,400 158
Alphatec Holdings, Inc.(Æ) 28,232 133

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
26 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
AMAG Pharmaceuticals, Inc.(Æ)(Ð) 9,500 73
Amedisys , Inc.(Æ) 870 173
Amicus Therapeutics, Inc.(Æ) 15,854 239
AMN Healthcare Services, Inc.(Æ) 2,073 94
ANI Pharmaceuticals, Inc.(Æ) 6,920 224
Anika Therapeutics, Inc.(Æ) 4,123 156
Apellis Pharmaceuticals, Inc.(Æ) 3,752 123
Applied Genetic Technologies Corp.(Æ)(Ð) 3,589 20
Aptinyx , Inc.(Æ) 2,500 10
Arrowhead Pharmaceuticals, Inc.(Æ) 4,483 194
Assertio Holdings, Inc.(Æ) 15,227 13
Atara Biotherapeutics , Inc.(Æ)(Ð) 1,214 18
Avantor , Inc.(Æ) 3,565 61
Axsome Therapeutics, Inc.(Æ) 1,133 93
BioDelivery Sciences International, Inc.(Æ) 23,504 102
Biohaven Pharmaceutical Holding Co., Ltd.
(Æ) 5,216 382
BioLife Solutions, Inc.(Æ)(Ñ) 52,351 855
BioNTech SE - ADR(Æ) 1,233 82
BioSpecifics Technologies Corp.(Æ) 7,112 436
BioTelemetry , Inc.(Æ) 16,997 767
Bluebird Bio, Inc.(Æ)(Ð) 2,680 164
Blueprint Medicines Corp.(Æ) 3,243 253
BridgeBio Pharma, Inc.(Æ)(Ñ) 3,807 124
Cara Therapeutics, Inc.(Æ)(Ð) 1,046 18
Cardiovascular Systems, Inc.(Æ) 2,214 70
Castlight Health, Inc. Class B(Æ) 12,722 11
Cellular Biomedicine Group, Inc.(Æ)(Ñ) 9,165 137
ChemoCentryx , Inc.(Æ) 2,169 125
Chimerix , Inc.(Æ)(Ð) 2,316 7
Coherus Biosciences, Inc.(Æ)(Ð) 2,981 53
Computer Programs & Systems, Inc. 3,050 70
Concert Pharmaceuticals, Inc.(Æ)(Ð) 3,200 32
CONMED Corp. 3,976 286
Corbus Pharmaceuticals Holdings, Inc.(Æ)(Ñ) 20,661 173
Corcept Therapeutics, Inc.(Æ)(Ð) 6,753 114
CorVel Corp.(Æ) 5,090 361
Cross Country Healthcare, Inc.(Æ) 2,100 13
CryoLife , Inc.(Æ) 6,185 119
Cyclerion Therapeutics, Inc.(Æ) 2,800 17
Cytokinetics, Inc.(Æ) 2,397 56
CytomX Therapeutics, Inc.(Æ) 4,282 36
Denali Therapeutics, Inc.(Æ) 6,020 146
Dicerna Pharmaceuticals, Inc.(Æ) 6,088 154
Eagle Pharmaceuticals, Inc.(Æ) 3,408 164
Editas Medicine, Inc.(Æ) 6,856 203
Eidos Therapeutics, Inc.(Æ)(Ñ) 2,765 132
Eiger BioPharmaceuticals , Inc.(Æ)(Ð) 900 9
Enanta Pharmaceuticals, Inc.(Æ) 5,326 268
Endo International PLC(Æ)(Ð) 7,754 27
Ensign Group, Inc. (The) 11,509 482
Envista Holdings Corp.(Æ) 2,602 55
Epizyme , Inc.(Æ) 5,975 96
Esperion Therapeutics, Inc.(Æ)(Ñ) 3,558 182
Evofem Biosciences, Inc.(Æ) 5,006 14
Exelixis , Inc.(Æ) 794 19
Fate Therapeutics, Inc.(Æ) 5,615 193
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
FibroGen , Inc.(Æ) 4,252 172
Fluidigm Corp.(Æ) 10,848 44
Frequency Therapeutics, Inc.(Æ)(Ñ) 7,424 173
Fulgent Genetics, Inc.(Æ)(Ñ) 39,475 631
GenMark Diagnostics, Inc.(Æ) 8,988 132
Global Blood Therapeutics, Inc.(Æ)(Ñ) 2,741 173
Gossamer Bio, Inc.(Æ)(Ð) 3,485 45
Gritstone Oncology, Inc.(Æ)(Ñ) 23,485 156
Haemonetics Corp.(Æ) 799 72
Halozyme Therapeutics, Inc.(Æ) 9,580 257
Heron Therapeutics, Inc.(Æ)(Ñ) 8,669 128
Heska Corp.(Æ)(Ñ) 8,174 761
HMS Holdings Corp.(Æ) 4,134 134
Homology Medicines, Inc.(Æ) 1,586 24
iCAD , Inc.(Æ) 6,141 61
ICU Medical, Inc.(Æ) 1,680 310
ImmunoGen , Inc.(Æ) 1,541 7
Immunomedics , Inc.(Æ) 6,745 239
Infinity Pharmaceuticals, Inc.(Æ) 1,300 1
Insmed , Inc.(Æ) 5,400 149
Inspire Medical Systems, Inc.(Æ)(Ð) 824 72
Integer Holdings Corp.(Æ) 3,433 251
Intercept Pharmaceuticals, Inc.(Æ) 2,855 137
Intersect ENT, Inc.(Æ) 2,173 29
Invacare Corp. 33,407 213
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 2,916 172
Iovance Biotherapeutics , Inc.(Æ) 5,500 151
iRadimed Corp.(Æ) 26,116 605
Jazz Pharmaceuticals PLC(Æ) 1,180 130
Lannett Co., Inc.(Æ)(Ð) 1,270 9
Lantheus Holdings, Inc.(Æ)(Ð) 560 8
LeMaitre Vascular, Inc. 20,166 532
LHC Group, Inc.(Æ) 2,243 391
LivaNova PLC(Æ) 2,950 142
Livongo Health, Inc.(Æ)(Ñ) 1,897 143
MacroGenics , Inc.(Æ)(Ð) 3,126 87
Magellan Health, Inc.(Æ) 2,240 163
Medpace Holdings, Inc.(Æ) 5,315 494
Menlo Therapeutics, Inc.(Æ) 1,770 3
Meridian Bioscience, Inc.(Æ) 5,200 121
Merit Medical Systems, Inc.(Æ)(Ð) 2,847 130
Minerva Neurosciences, Inc.(Æ) 2,000 7
Mirati Therapeutics, Inc.(Æ) 1,846 211
Molina Healthcare, Inc.(Æ)(Û) 2,078 370
Momenta Pharmaceuticals, Inc.(Æ) 1,598 53
MyoKardia , Inc.(Æ) 1,221 118
Myriad Genetics, Inc.(Æ) 14,628 166
Natera , Inc.(Æ) 3,519 175
Natus Medical, Inc.(Æ) 2,245 49
Nektar Therapeutics(Æ) 1,704 39
Neogen Corp.(Æ) 4,884 379
NeoGenomics , Inc.(Æ) 15,453 479
NextGen Healthcare, Inc.(Æ) 5,804 64
NGM Biopharmaceuticals, Inc.(Æ) 1,644 32
Novocure , Ltd.(Æ) 2,230 132
Odonate Therapeutics, Inc.(Æ) 1,024 43
Omnicell , Inc.(Æ) 2,257 159

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Option Care Health, Inc.(Æ) 2,736 38
Orthofix Medical, Inc.(Æ) 2,580 83
Owens & Minor, Inc. 8,500 65
Oxford Immunotec Global PLC(Æ) 6,403 83
Pacira BioSciences , Inc.(Æ)(Ð) 2,509 132
Patterson Cos., Inc. 8,029 177
PDL BioPharma , Inc.(Æ) 43,190 126
Pennant Group, Inc. (The)(Æ) 24,019 543
Personalis , Inc.(Æ) 100 1
Pfenex , Inc.(Æ)(Ð) 1,815 15
PRA Health Sciences, Inc.(Æ) 3,028 295
Prestige Brands Holdings, Inc.(Æ) 20,071 753
Principia Biopharma, Inc.(Æ) 1,596 95
Progenics Pharmaceuticals, Inc.(Æ)(Ð)(Š) 1,808 —
Prothena Corp. PLC(Æ)(Ð) 3,700 39
Providence Service Corp. (The)(Æ) 1,268 100
PTC Therapeutics, Inc.(Æ) 4,544 231
Quidel Corp.(Æ) 1,407 315
R1 RCM, Inc.(Æ) 9,788 109
Radius Health, Inc.(Æ)(Ð) 5,394 74
RadNet , Inc.(Æ) 39,192 621
Reata Pharmaceuticals, Inc. Class A(Æ) 717 112
Recro Pharma, Inc.(Æ) 11,184 51
Repligen Corp.(Æ) 5,007 618
Retrophin , Inc.(Æ)(Ð) 5,403 110
Rigel Pharmaceuticals, Inc.(Æ)(Ð) 4,211 8
Rubius Therapeutics, Inc.(Æ) 1,700 10
Sage Therapeutics, Inc.(Æ)(Ð) 1,435 60
Sangamo BioSciences , Inc.(Æ) 13,346 120
Select Medical Holdings Corp.(Æ) 6,267 92
Seres Therapeutics, Inc.(Æ)(Ð) 4,000 19
Spectrum Pharmaceuticals, Inc.(Æ)(Ð) 6,234 21
Spero Therapeutics, Inc.(Æ)(Ð) 278 4
Stemline Therapeutics, Inc.(Æ)(Ñ)(Š) 14,060 5
Strongbridge Biopharma PLC(Æ)(Ð) 2,700 10
Supernus Pharmaceuticals, Inc.(Æ) 6,467 153
Surmodics , Inc.(Æ) 550 24
Sutro Biopharma, Inc.(Æ)(Ð) 1,000 8
Syndax Pharmaceuticals, Inc.(Æ) 8,777 130
Syneos Health, Inc. Class A(Æ) 3,213 187
Tabula Rasa HealthCare, Inc.(Æ)(Ñ) 17,563 960
Tactile Systems Technology, Inc.(Æ)(Ñ) 13,110 543
Tandem Diabetes Care, Inc.(Æ) 976 97
Teladoc Health, Inc.(Æ)(Ñ) 1,598 305
Tenet Healthcare Corp.(Æ) 12,039 218
Theravance Biopharma, Inc.(Æ)(Ð) 3,568 75
Tricida , Inc.(Æ) 1,519 42
Triple-S Management Corp. Class B(Æ) 6,941 132
Twist Bioscience Corp.(Æ) 3,118 141
Ultragenyx Pharmaceutical, Inc.(Æ)(Ñ) 2,787 218
United Therapeutics Corp.(Æ)(Û) 2,881 349
UNITY Biotechnology, Inc.(Æ) 3,300 29
Utah Medical Products, Inc. 11,270 998
Varex Imaging Corp.(Æ)(Ð) 4,365 66
Veracyte , Inc.(Æ) 4,906 127
Vir Biotechnology, Inc.(Æ)(Ñ) 3,354 137
WaVe Life Sciences, Ltd.(Æ)(Ð) 1,914 20
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
XBiotech , Inc.(Æ)(Ñ) 8,118 111
Xencor , Inc.(Æ) 3,816 124
Zogenix , Inc.(Æ) 748 20
30,316
Materials and Processing - 7.3%
AdvanSix , Inc.(Æ) 18,848 221
Allegheny Technologies, Inc.(Æ) 8,932 91
American Woodmark Corp.(Æ) 1,783 135
Apogee Enterprises, Inc. 3,813 88
Armstrong Flooring, Inc.(Æ)(Ð)(Û) 5,700 17
Ashland Global Holdings, Inc.(Ð) 4,179 289
Aspen Aerogels, Inc.(Æ) 15,887 105
Atkore International Group, Inc.(Æ) 3,109 85
Axalta Coating Systems, Ltd.(Æ) 2,928 66
Balchem Corp. 1,809 172
Beacon Roofing Supply, Inc.(Æ) 10,190 269
Boise Cascade Co. 3,870 146
Builders FirstSource , Inc.(Æ) 4,714 98
Cabot Corp. 3,528 131
Cabot Microelectronics Corp. 2,261 315
Caesarstone , Ltd. 12,818 152
Carpenter Technology Corp. 7,164 174
CF Industries Holdings, Inc. 5,020 141
Chemours Co. (The) 8,243 127
Clearwater Paper Corp.(Æ) 5,902 213
Comfort Systems USA, Inc. 8,988 366
Commercial Metals Co. 7,730 158
Eagle Materials, Inc. 9,424 662
Element Solutions, Inc.(Æ) 88,094 956
Enerpac Tool Group Corp. 4,164 73
Fortuna Silver Mines, Inc.(Æ) 9,372 48
Haynes International, Inc. 2,961 69
Huntsman Corp. 13,710 246
Ingevity Corp.(Æ) 5,205 274
Innospec , Inc. 1,670 129
Installed Building Products, Inc.(Æ) 1,155 79
Insteel Industries, Inc. 10,349 197
Intrepid Potash, Inc.(Æ) 65,688 65
KAR Auction Services, Inc. 8,471 117
Kraton Corp.(Æ)(Ð) 2,300 40
Landec Corp.(Æ) 55,637 443
LB Foster Co. Class A(Æ) 400 5
LiqTech International, Inc.(Æ)(Ñ) 71,860 392
Louisiana-Pacific Corp. 15,537 398
Masonite International Corp.(Æ)(Û) 2,940 229
Mosaic Co. (The) 7,217 90
MRC Global, Inc.(Æ) 10,134 60
Mueller Industries, Inc. 5,379 143
O-I Glass, Inc. Class I 21,961 197
Olympic Steel, Inc. 824 10
Omega Flex, Inc. 4,560 482
Orion Engineered Carbons SA 2,897 31
Patrick Industries, Inc. 2,239 137
PGT Innovations, Inc.(Æ) 9,986 157
PH Glatfelter Co. 3,188 51
Quaker Chemical Corp.(Ñ) 885 164

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
28 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Rayonier Advanced Materials, Inc.(Æ)(Ð) 3,115 9
RBC Bearings, Inc.(Æ) 950 127
Resideo Technologies, Inc.(Æ) 8,783 103
Ryerson Holding Corp.(Æ) 1,710 10
Schnitzer Steel Industries, Inc. Class A 5,300 93
Schweitzer-Mauduit International, Inc. 33,885 1,131
SiteOne Landscape Supply, Inc.(Æ)(Ñ) 2,696 307
Stepan Co. 2,300 223
TimkenSteel Corp.(Æ) 5,100 20
Trex Co., Inc.(Æ) 495 64
Trinseo SA 3,220 71
Tronox Holdings PLC Class A 24,210 175
UFP Industries, Inc.(Æ) 2,434 121
Unifi, Inc.(Æ)(Ð) 2,844 37
Universal Stainless & Alloy Products, Inc.(Æ) 25,145 216
Valvoline, Inc. 47,068 910
Veritiv Corp.(Æ) 900 15
Verso Corp. Class A 900 11
Worthington Industries, Inc. 3,164 118
WR Grace & Co. 2,367 120
13,384
Producer Durables - 15.8%
ACCO Brands Corp. 65,789 467
Adient PLC(Æ)(Ð) 7,363 121
Aerojet Rocketdyne Holdings, Inc.(Æ) 1,362 54
AGCO Corp.(Û) 4,250 236
Air Transport Services Group, Inc.(Æ) 25,857 576
Alamo Group, Inc. 363 37
Alaska Air Group, Inc. 7,391 268
Albany International Corp. Class A 2,433 143
Allied Motion Technologies, Inc. 10,606 375
Alta Equipment Group Inc.(Æ)(Ñ) 59,054 459
Applied Industrial Technologies, Inc. 1,942 121
ArcBest Corp. 4,710 125
Arcosa , Inc. 21,179 894
Ardmore Shipping Corp. 70,128 304
Argan , Inc. 11,908 564
ASGN, Inc.(Æ) 2,869 191
Astec Industries, Inc. 549 25
Astronics Corp.(Æ) 4,021 42
AstroNova , Inc. 17,116 136
Axon Enterprise, Inc.(Æ) 3,243 318
Babcock & Wilcox Co. (The) Class W(Æ) 8,889 503
Barnes Group, Inc. 1,439 57
Barrett Business Services, Inc. 830 44
Briggs & Stratton Corp. 7,100 9
Brink's Co. (The) 9,346 425
CAI International, Inc.(Æ) 509 8
Chart Industries, Inc.(Æ) 1,331 65
Clean Harbors, Inc.(Æ) 2,481 149
Commercial Vehicle Group, Inc.(Æ) 2,637 8
Construction Partners, Inc. Class A(Æ) 5,374 95
Covenant Transportation Group, Inc. Class
A(Æ) 17,187 248
CRA International, Inc. 16,826 665
Cubic Corp. 1,775 85
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CyberOptics Corp.(Æ) 1,419 46
Dorian LPG, Ltd.(Æ) 3,170 25
Ducommun, Inc.(Æ) 1,409 49
DXP Enterprises, Inc.(Æ) 1,176 23
Echo Global Logistics, Inc.(Æ) 16,623 359
EMCOR Group, Inc.(Û) 4,710 312
Energy Recovery, Inc.(Æ)(Ð) 705 5
EnerSys 2,049 132
Euronav NV 15,152 123
Evo Payments, Inc. Class A(Æ) 24,726 564
Evoqua Water Technologies Corp.(Æ) 1,064 20
ExlService Holdings, Inc.(Æ) 1,092 69
Exponent, Inc. 2,242 181
Franklin Electric Co., Inc. 2,851 150
frontdoor , Inc.(Æ)(Û) 28,676 1,272
FTI Consulting, Inc.(Æ) 1,422 163
Garrett Motion, Inc.(Æ) 8,100 45
Gates Industrial Corp. PLC(Æ) 6,379 66
Generac Holdings, Inc.(Æ) 1,272 155
GP Strategies Corp.(Æ) 11,341 97
Great Lakes Dredge & Dock Corp.(Æ) 70,582 654
Greenbrier Cos., Inc. 4,705 107
Hackett Group, Inc. (The) 9,941 135
Harsco Corp.(Æ) 15,821 214
Hawaiian Holdings, Inc. 7,197 101
Hertz Global Holdings, Inc. Class W(Æ) 2,625 81
HNI Corp. 5,200 159
Howmet Aerospace, Inc. 1,326 21
Hub Group, Inc. Class A(Æ) 2,580 123
Hudson, Ltd. Class A(Æ) 76,382 372
Hyster -Yale Materials Handling, Inc. 2,030 78
ICF International, Inc. 8,263 536
Insperity , Inc. 3,545 229
International Seaways, Inc. 8,513 139
Itron , Inc.(Æ) 684 45
JetBlue Airways Corp.(Æ) 13,353 146
Kaman Corp. Class A 1,297 54
KBR, Inc. 19,591 442
Kennametal, Inc. 6,657 191
Kforce , Inc. 1,430 42
Kimball International, Inc. Class B 23,296 269
Korn Ferry(Û) 4,986 153
Kornit Digital, Ltd.(Æ) 1,536 82
Kratos Defense & Security Solutions, Inc.(Æ) 22,897 358
Landstar System, Inc. 1,014 114
LCI Industries 1,391 160
Liquidity Services, Inc.(Æ) 40,156 239
Lydall , Inc.(Æ) 9,991 135
Manitowoc Co., Inc. (The)(Æ) 4,800 52
ManpowerGroup , Inc.(Û) 3,885 267
Marten Transport, Ltd. 9,119 229
MasTec , Inc.(Æ)(Ñ) 6,391 287
MAXIMUS, Inc. 6,650 468
Mesa Laboratories, Inc.(Ñ) 4,454 967
Methode Electronics, Inc. 3,314 104
Miller Industries, Inc. 4,800 143
Mitek Systems, Inc.(Æ) 1,100 11

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Modine Manufacturing Co.(Æ) 5,024 28
MSA Safety, Inc. 877 100
MTS Systems Corp. 2,809 49
MYR Group, Inc.(Æ) 4,186 133
Orion Group Holdings, Inc.(Æ) 26,930 85
Park-Ohio Holdings Corp. 300 5
Pentair PLC 892 34
Pitney Bowes, Inc.(Ñ)(Û) 59,201 154
Powell Industries, Inc. 738 20
Preformed Line Products Co. 1,575 79
Primoris Services Corp. 7,165 128
Proto Labs, Inc.(Æ) 1,326 149
Quanta Services, Inc.(Û) 6,149 241
Radiant Logistics, Inc.(Æ) 57,155 225
Repay Holdings Corp.(Æ) 7,450 183
Ryder System, Inc. 3,240 122
Saia, Inc.(Æ) 2,585 287
SHYFT Group, Inc. (The)(Æ) 21,492 362
SkyWest, Inc. 7,439 243
Smith & Wesson Brands, Inc.(Æ) 11,184 241
Spirit AeroSystems , Inc. Class A 2,270 54
Spirit Airlines, Inc.(Æ)(Ñ) 7,887 140
Standex International Corp. 2,233 129
StealthGas , Inc.(Æ) 108,183 301
Steelcase, Inc. Class A 7,992 96
Sykes Enterprises, Inc.(Æ) 2,750 76
Teekay Tankers, Ltd. Class A(Æ)(Ñ) 20,299 260
Terex Corp. 5,260 99
Tetra Tech, Inc. 1,315 104
Titan Machinery, Inc.(Æ) 8,023 87
TopBuild Corp.(Æ) 4,299 489
TreeHouse Foods, Inc.(Æ) 23,280 1,021
TriNet Group, Inc.(Æ) 4,989 304
Triumph Group, Inc. 7,720 70
TrueBlue , Inc.(Æ) 10,320 158
Tutor Perini Corp.(Æ) 24,344 296
Ultralife Corp.(Æ) 49,572 347
UniFirst Corp. 621 111
Universal Truckload Services, Inc. 15,220 265
US Xpress Enterprises, Inc. Class A(Æ) 19,351 116
USA Truck, Inc.(Æ) 13,012 101
Vectrus , Inc.(Æ) 11,148 547
Vishay Precision Group, Inc.(Æ) 3,625 89
Watts Water Technologies, Inc. Class A 1,452 118
Werner Enterprises, Inc. 2,525 110
WESCO International, Inc.(Æ) 4,897 172
Whole Earth Brands, Inc.(Æ) 4,260 34
WNS Holdings, Ltd. - ADR(Æ) 11,071 609
Xerox Holdings Corp. 10,758 164
XPO Logistics, Inc.(Æ) 850 66
YRC Worldwide, Inc.(Æ)(Ñ) 50,904 94
29,075
Technology - 15.8%
A10 Networks, Inc.(Æ) 4,846 33
ADTRAN, Inc. 6,300 69
Agilysys , Inc.(Æ) 2,471 44
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Allot Communications, Ltd.(Æ) 14,997 157
Alpha & Omega Semiconductor, Ltd.(Æ) 26,126 285
Ambarella , Inc.(Æ) 2,909 133
American Software, Inc. Class A 30,359 479
Amkor Technology, Inc.(Æ) 4,742 58
APi Group Corp.(Æ)(Ñ)(Þ) 76,482 928
Appfolio , Inc. Class A(Æ)(Ñ) 947 154
Arlo Technologies, Inc.(Æ) 19,900 51
Arrow Electronics, Inc.(Æ)(Û) 4,342 298
Asure Software, Inc.(Æ) 10,693 69
Avaya Holdings Corp.(Æ) 10,294 127
Avid Technology, Inc.(Æ) 4,200 31
Avnet, Inc. 5,839 163
Axcelis Technologies, Inc.(Æ) 19,845 552
Bandwidth, Inc. Class A(Æ)(Ñ) 1,623 206
Bel Fuse, Inc. Class B 2,045 22
Benchmark Electronics, Inc.(Û) 12,832 277
Benefitfocus , Inc.(Æ) 1,349 15
Box, Inc. Class A(Æ) 33,417 693
Brightcove , Inc.(Æ) 2,923 23
CACI International, Inc. Class A(Æ) 206 45
CalAmp Corp.(Æ) 2,728 22
Calix, Inc.(Æ) 6,600 98
Cardtronics PLC Class A(Æ) 749 18
Casa Systems, Inc.(Æ) 4,140 17
Cerence , Inc.(Æ)(Ñ) 15,426 630
Ceridian HCM Holding, Inc.(Æ)(Û) 3,884 308
ChannelAdvisor Corp.(Æ) 1,500 24
Cirrus Logic, Inc.(Æ)(Û) 6,331 391
Cloudera, Inc.(Æ) 12,919 164
CommScope Holding Co., Inc.(Æ) 15,535 129
CommVault Systems, Inc.(Æ) 3,670 142
comScore, Inc.(Æ)(Ð) 9,300 29
Comtech Telecommunications Corp. 9,828 166
Conduent , Inc.(Æ) 19,421 46
Cornerstone OnDemand , Inc.(Æ) 4,817 186
DASAN Zhone Solutions, Inc.(Æ) 1,900 17
Diebold Nixdorf, Inc.(Æ) 43,501 264
Digimarc Corp.(Æ) 2,506 40
Digital Turbine, Inc.(Æ) 60,565 762
Diodes, Inc.(Æ) 745 38
Domo, Inc. Class B(Æ)(Ð) 589 19
DSP Group, Inc.(Æ) 9,193 146
EMCORE Corp.(Æ)(Û) 3,700 12
Endava PLC - ADR(Æ) 4,932 238
Endurance International Group Holdings,
Inc.(Æ) 8,277 33
Extreme Networks, Inc.(Æ) 14,110 61
F5 Networks, Inc.(Æ) 360 50
Fabrinet (Æ) 1,692 106
FireEye, Inc.(Æ) 18,348 223
Five9, Inc.(Æ) 585 65
Glu Mobile, Inc.(Æ) 9,917 92
Groupon, Inc.(Æ) 1,599 29
Harmonic, Inc.(Æ)(Ð) 1,824 9
HC2 Holdings, Inc.(Æ) 2,200 7
Ichor Holdings, Ltd.(Æ) 2,207 59

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
30 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Infinera Corp.(Æ)(Ð) 17,493 104
Inphi Corp.(Æ) 956 112
Insight Enterprises, Inc.(Æ) 2,091 103
InterDigital , Inc. 1,727 98
Intevac, Inc.(Æ) 300 2
iRobot Corp.(Æ)(Ñ) 3,578 301
Juniper Networks, Inc.(Û) 5,939 136
Kimball Electronics, Inc.(Æ) 30,168 408
Kulicke & Soffa Industries, Inc. 23,789 495
Liberty Latin America, Ltd. Class C(Æ) 17,141 162
Lumentum Holdings, Inc. Class E(Æ) 1,619 132
MACOM Technology Solutions Holdings,
Inc.(Æ) 2,960 102
Magnachip Semiconductor Corp.(Æ) 6,249 64
Maxar Technologies, Inc.(Ñ) 44,038 791
MaxLinear , Inc. Class A(Æ) 3,777 81
Mercury Systems, Inc.(Æ) 5,423 427
MicroStrategy , Inc. Class A(Æ) 1,952 231
Mimecast, Ltd.(Æ) 10,983 458
MiX Telematics, Ltd. - ADR 7,973 69
MobileIron , Inc.(Æ) 17,400 86
Model N, Inc.(Æ) 8,871 308
NAPCO Security Technologies, Inc.(Æ)(Ñ) 35,652 834
NeoPhotonics Corp.(Æ) 29,841 265
NETGEAR, Inc.(Æ)(Ð) 8,341 216
NetScout Systems, Inc.(Æ)(Û) 14,371 368
New Relic, Inc.(Æ) 4,171 287
nLight , Inc.(Æ) 39,025 868
Nuance Communications, Inc.(Æ)(Ð) 11,100 281
NVE Corp. 5,983 370
OneSpan , Inc.(Æ) 50,107 1,398
Ooma , Inc.(Æ) 19,900 328
PC Connection, Inc. 1,489 69
PCTEL, Inc.(Æ) 15,004 100
PDF Solutions, Inc.(Æ) 18,174 355
Pegasystems , Inc. 7,315 740
Perspecta , Inc. 15,504 360
Plantronics, Inc.(Ð) 3,825 56
PlayAGS , Inc.(Æ) 4,500 15
Plexus Corp.(Æ) 1,214 86
Power Integrations, Inc. 1,160 137
Pure Storage, Inc. Class A(Æ)(Û) 22,497 390
Q2 Holdings, Inc.(Æ) 695 60
QAD, Inc. Class A 16,800 694
Qualys , Inc.(Æ)(Ñ) 4,250 442
RADCOM, Ltd.(Æ) 11,465 93
Rambus, Inc.(Æ) 7,210 110
Rapid7, Inc.(Æ) 4,376 223
Ribbon Communications, Inc.(Æ) 12,441 49
Rogers Corp.(Æ) 460 57
Sanmina Corp.(Æ) 3,561 89
ScanSource , Inc.(Æ) 3,974 95
Science Applications International Corp. 1,115 87
SeaChange International, Inc.(Æ) 1,015 2
Semtech Corp.(Æ) 812 42
Silicon Laboratories, Inc.(Æ) 2,452 246
Silicon Motion Technology Corp. - ADR 1,983 97
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Simulations Plus, Inc.(Ñ) 13,306 796
SiTime Corp.(Æ) 3,076 146
Smith Micro Software, Inc.(Æ)(Ñ) 78,355 349
Sonos , Inc.(Æ)(Ð) 13,444 197
Super Micro Computer, Inc.(Æ) 2,051 58
Synaptics , Inc.(Æ)(Û) 2,941 177
Synchronoss Technologies, Inc.(Æ)(Ð) 4,300 15
SYNNEX Corp. 1,873 224
Tech Data Corp.(Æ)(Š) 1,036 150
TeleNav , Inc.(Æ)(Ð) 6,200 34
Tenable Holdings, Inc.(Æ) 2,745 82
Teradata Corp.(Æ) 6,621 138
TrueCar , Inc.(Æ) 22,500 58
Unisys Corp.(Æ) 64,275 701
Upwork , Inc.(Æ) 3,855 56
Varonis Systems, Inc.(Æ) 1,786 158
Veeco Instruments, Inc.(Æ)(Ð) 7,500 101
Verint Systems, Inc.(Æ) 3,255 147
Vishay Intertechnology , Inc. 5,859 89
Vocera Communications, Inc.(Æ)(Ð) 2,620 56
Workiva , Inc.(Æ) 11,946 639
Xperi Holding Corp. 7,255 107
Yelp, Inc. Class A(Æ) 7,263 168
Zix Corp.(Æ) 51,234 354
29,131
Utilities - 3.6%
Allete , Inc. 4,956 271
American States Water Co. 1,064 84
Avista Corp. 7,947 289
Boingo Wireless, Inc.(Æ) 7,256 96
Bonanza Creek Energy, Inc.(Æ) 1,783 26
Brigham Minerals, Inc. Class A 34,239 423
Cogent Communications Holdings, Inc. 7,629 591
Earthstone Energy, Inc. Class A(Æ) 19,345 55
GCI Liberty, Inc. Class A(Æ) 5,164 367
Gogo , Inc.(Æ)(Ð) 8,874 28
MDU Resources Group, Inc. 44,408 984
New Jersey Resources Corp. 34,506 1,126
NorthWestern Corp. 3,291 179
NRG Energy, Inc.(Ð) 6,940 226
Orbcomm , Inc.(Æ) 10,868 42
Plains GP Holdings, LP Class A(Æ) 7,254 65
Portland General Electric Co.(Û) 10,684 447
RGC Resources, Inc. 7,157 173
South Jersey Industries, Inc. 15,713 393
Southwest Gas Holdings, Inc. 2,093 145
Unitil Corp. 1,712 77
Vistra Energy Corp. 27,936 520
6,607
Total Common Stocks
(cost $175,776) 179,830
Short-Term Investments - 6.3%
U.S. Cash Management Fund(@) 11,609,371 (∞) 11,608

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 31
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Short-Term Investments
(cost $11,608) 11,608
Other Securities - 8.8%
U.S. Cash Collateral Fund(x)(@) 16,073,631 (∞)
16,074
Total Other Securities
(cost $16,074) 16,074
Total Investments - 112.8%
(identified cost $203,458) 207,512
Securities Sold Short - (4.4)%
Consumer Discretionary - (0.8)%
American Eagle Outfitters, Inc. (6,911) (75)
Aspen Group, Inc.(Æ) (1,140) (10)
Build-A-Bear Workshop, Inc. Class A(Æ) (2,531) (6)
Callaway Golf Co. (6,357) (111)
Carvana Co.(Æ) (17) (2)
Dorman Products, Inc.(Æ) (1,060) (71)
El Pollo Loco Holdings, Inc.(Æ) (1,484) (22)
EW Scripps Co. (The) Class A (2,272) (20)
Express, Inc.(Æ) (5,506) (8)
Fox Factory Holding Corp.(Æ) (1,512) (125)
Gannett Co., Inc.(Æ) (12,643) (17)
Gentex Corp. (5,158) (133)
GrowGeneration Corp.(Æ) (2,438) (17)
Guess?, Inc. (5,342) (52)
Johnson Outdoors, Inc. Class A (209) (19)
Levi Strauss & Co. Class A (1,465) (20)
Marine Products Corp. (952) (13)
Michaels Cos., Inc. (The)(Æ) (4,590) (32)
Monro Muffler Brake, Inc. (1,957) (108)
Newell Rubbermaid, Inc. (8,235) (131)
Nordstrom, Inc. (3,504) (54)
PriceSmart , Inc. (996) (60)
SEACOR Marine Holdings, Inc.(Æ) (2,278) (6)
Thor Industries, Inc. (2,873) (306)
XPEL, Inc.(Æ) (909) (14)
YETI Holdings, Inc.(Æ) (530) (23)
(1,455)
Consumer Staples - (0.0)%
Celsius Holdings, Inc.(Æ) (1,765) (21)
Limoneira Co. (1,100) (16)
OptimizeRx Corp.(Æ) (1,921) (25)
(62)
Energy - (0.2)%
Abraxas Petroleum Corp.(Æ) (64,241) (15)
Ameresco , Inc. Class A(Æ) (2,154) (60)
Amplify Energy Corp.(Æ) (7,438) (9)
Contango Oil & Gas Co.(Æ) (3,480) (8)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Forum Energy Technologies, Inc.(Æ) (8,421) (4)
Gulfport Energy Corp.(Æ) (78,572) (86)
Ring Energy, Inc.(Æ) (9,000) (10)
Solaris Oilfield Infrastructure, Inc. Class A (4,942) (37)
WPX Energy, Inc.(Æ) (9,777) (62)
(291)
Financial Services - (1.1)%
Allegiance Bancshares, Inc. (92) (2)
American Finance Trust, Inc.(ö) (3,187) (25)
Annaly Capital Management, Inc.(ö) (10,789) (71)
Anworth Mortgage Asset Corp.(ö) (19,122) (33)
Apollo Commercial Real Estate Finance,
Inc.(ö) (16,222) (159)
Arbor Realty Trust, Inc.(ö) (10,400) (96)
Ashford Hospitality Trust, Inc.(ö) (14,281) (10)
Ashford, Inc.(Æ) (346) (4)
BRP Group, Inc. Class A(Æ) (1,082) (19)
Cannae Holdings, Inc.(Æ) (1,750) (72)
Colony Credit Real Estate, Inc.(ö) (4,645) (33)
Dynex Capital, Inc.(ö) (4,391) (63)
eHealth, Inc.(Æ) (220) (22)
Ellington Residential Mortgage(ö) (1,506) (16)
Emerald Holding, Inc. (7,089) (22)
Exantas Capital Corp.(Æ) (8,517) (23)
Granite Point Mortgage Trust, Inc.(ö) (17,822) (128)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (2,320) (66)
I3 Verticals, Inc. Class A(Æ) (1,548) (47)
Jernigan Capital, Inc.(ö) (3,410) (47)
Ladder Capital Corp. Class A(ö) (9,332) (76)
Moelis & Co. Class A (3,157) (98)
New Residential Investment Corp.(ö) (14,783) (110)
New York Mortgage Trust, Inc.(ö) (52,992) (138)
Ocwen Financial Corp.(Æ) (6,435) (4)
PennyMac Mortgage Investment Trust(ö) (8,736) (153)
Ready Capital Corp.(Æ) (11,869) (103)
Redwood Trust, Inc.(ö) (13,703) (96)
TPG RE Finance Trust, Inc.(ö) (9,710) (84)
Two Harbors Investment Corp.(ö) (35,465) (179)
Veritex Holdings, Inc. (2,000) (35)
Victory Capital Holdings, Inc. Class A (1,000) (17)
Western Asset Mortgage Capital Corp.(ö) (14,623) (40)
(2,091)
Health Care - (0.8)%
Acadia Pharmaceuticals, Inc.(Æ) (1,817) (88)
ADMA Biologics, Inc.(Æ) (10,244) (30)
Alphatec Holdings, Inc.(Æ) (1,000) (5)
American Renal Associates Holdings, Inc.
(Æ) (1,742) (11)
Arcus Biosciences, Inc.(Æ) (275) (7)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
32 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Arena Pharmaceuticals, Inc.(Æ) (2,714) (171)
Axonics Modulation Technologies, Inc.(Æ) (400) (14)
BioDelivery Sciences International, Inc.(Æ) (4,900) (21)
CareDx , Inc.(Æ) (400) (14)
CASI Pharmaceuticals, Inc.(Æ) (700) (2)
Emergent BioSolutions , Inc.(Æ) (931) (74)
Geron Corp.(Æ) (13,112) (29)
Guardant Health, Inc.(Æ) (404) (33)
HealthEquity , Inc.(Æ) (2,440) (143)
Invitae Corp.(Æ) (3,756) (114)
Karuna Therapeutics, Inc.(Æ) (706) (79)
Kodiak Sciences, Inc.(Æ) (121) (7)
MannKind Corp.(Æ) (3,300) (6)
Matinas BioPharma Holdings, Inc.(Æ) (4,500) (3)
MediciNova , Inc.(Æ) (2,468) (13)
Mersana Therapeutics, Inc.(Æ) (527) (12)
Misonix , Inc.(Æ) (670) (9)
Momenta Pharmaceuticals, Inc.(Æ) (2,993) (100)
NeoGenomics , Inc.(Æ) (3,850) (119)
OncoCyte Corp.(Æ) (595) (1)
OrthoPediatrics Corp.(Æ) (693) (30)
Phathom Pharmaceuticals, Inc.(Æ) (185) (6)
Premier, Inc. Class A(Æ) (2,748) (94)
Quanterix Corp.(Æ) (705) (19)
Repligen Corp.(Æ) (1,225) (151)
Sientra , Inc.(Æ) (2,183) (8)
Tabula Rasa HealthCare, Inc.(Æ) (1,420) (78)
Vapotherm , Inc.(Æ) (601) (25)
(1,516)
Materials and Processing - (0.3)%
Coeur Mining, Inc.(Æ) (3,100) (16)
Cornerstone Building Brands, Inc.(Æ) (4,446) (27)
Griffon Corp. (1,352) (25)
Livent Corp.(Æ) (2,400) (15)
Marrone Bio Innovations, Inc.(Æ) (630) (1)
NN, Inc. (5,291) (25)
Quaker Chemical Corp. (945) (175)
Trex Co., Inc.(Æ) (1,140) (148)
Uranium Energy Corp.(Æ) (16,491) (14)
(446)
Producer Durables - (0.3)%
Altra Industrial Motion Corp. (2,940) (94)
Aqua Metals, Inc.(Æ) (6,408) (9)
Coda Octopus Group, Inc.(Æ) (1,000) (5)
Concrete Pumping Holdings, Inc.(Æ) (2,700) (9)
Fluor Corp. (9,784) (118)
Iteris , Inc.(Æ) (2,014) (10)
Mesa Air Group, Inc.(Æ) (747) (3)
NV5 Global, Inc.(Æ) (963) (49)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Plug Power, Inc.(Æ) (14,385) (118)
Ranpak Holdings Corp.(Æ) (1,349) (10)
Repay Holdings Corp.(Æ) (2,237) (55)
Toro Co. (The) (1,989) (132)
(612)
Technology - (0.8)%
Acacia Research Corp.(Æ) (3,875) (16)
Alteryx , Inc. Class A(Æ) (245) (40)
Appfolio , Inc. Class A(Æ) (957) (156)
Black Knight, Inc.(Æ) (1,694) (123)
Brooks Automation, Inc. (2,697) (119)
Cognex Corp. (2,644) (158)
Envestnet , Inc.(Æ) (2,207) (162)
II-VI, Inc.(Æ) (3,736) (176)
Immersion Corp.(Æ) (9,200) (57)
MongoDB, Inc.(Æ) (248) (56)
NAPCO Security Technologies, Inc.(Æ) (1,603) (37)
Onto Innovation, Inc.(Æ) (4,302) (146)
Q2 Holdings, Inc.(Æ) (1,939) (166)
TechTarget , Inc.(Æ) (1,355) (41)
Upland Software, Inc.(Æ) (750) (26)
Zix Corp.(Æ) (8,200) (57)
(1,536)
Utilities - (0.1)%
Antero Midstream Corp. (1,803) (9)
Earthstone Energy, Inc. Class A(Æ) (4,258) (12)
HighPoint Resources Corp.(Æ) (13,700) (4)
Laredo Petroleum, Inc.(Æ) (2,236) (31)
Montage Resources Corp.(Æ) (4,348) (17)
New Fortress Energy LLC(Æ) (1,449) (19)
Penn Virginia Corp.(Æ) (3,813) (36)
SilverBow Resources, Inc.(Æ) (1,092) (4)
(132)
Total Securities Sold Short
(proceeds $7,640) (8,141)
Other Assets and Liabilities, Net
- (8.4%)
(15,389)
Net Assets - 100.0%
183,982

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 33
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
0.5%
APi Group Corp. 04/08/20 76,482 10.29 787
928
JER Investment Trust, Inc. 05/27/04 1,771 82.03 145
—
928
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 167 USD 12,004 09/20
382
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
382
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 22,463 $ — $ —
$ —
$ 22,463 12.2
Consumer Staples 6,774 — —
—
6,774 3.7
Energy 4,107 — —
—
4,107 2.2
Financial Services 37,973 — —
—
37,973 20. 6
Health Care 30,311 — 5
—
30,316 16. 5
Materials and Processing 13,384 — —
—
13,384 7.3
Producer Durables 29,075 — —
—
29,075 15.8
Technology 28,981 — 150
—
29,131 15.8
Utilities 6,607 — —
—
6,607 3.6
Short-Term Investments — — —
11,608
11,608 6.3
Other Securities — — —
16,074
16,074 8. 8
Total Investments 179,675 — 155 27,682 207,512 112. 8
Securities Sold Short
**
(8,141) — — — (8,141) (4. 4 )
Other Assets and Liabilities, Net (8.4)
100.0
Other Financial Instruments
Assets
Futures Contracts 382 — — — 382 0.2
Total Other Financial Instruments
*
$ 382 $ — $ — $ — $ 382

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
34 U.S. Small Cap Equity Fund
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended June 30,
2020, were less than 1% of net assets.

Russell Investment Funds
U.S. Small Cap Equity Fund
Fair Value of Derivative Instruments — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 35
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 382
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,800
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 285
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
36 U.S. Small Cap Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 15,806 $ — $ 15,806
Total Financial and Derivative Assets
15,806 — 15,806
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 15,806 $ — $ 15,806
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Nova Scotia
$ 368 $ — $ 368 $ —
Barclays
940 — 940 —
Citigroup
1,757 — 1,757 —
Fidelity
1,435 — 1,435 —
JPMorgan Chase
1,626 — 1,626 —
Merrill Lynch
1,554 — 1,554 —
Morgan Stanley
6,948 — 6,948 —
National Bank of Canada
46 — 46 —
Wells Fargo
1,132 — 1,132 —
Total
$ 15,806 $ — $ 15,806 $ —

Russell Investment Funds
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 37
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 8,141 $ — $ 8,141
Total Financial and Derivative Liabilities
8,141 — 8,141
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 8,141 $ — $ 8,141
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 8,141 $ — $ 8,141 $ —
Total
$ 8,141 $ — $ 8,141 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
38 U.S. Small Cap Equity Fund
Statement of Assets and Liabilities — June 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 203,458
Investments, at fair value(*)(>) ......................................................................................................................................................
207,512
Cash ............................................................................................................................................................................................... 11
Receivables:
Dividends and interest ....................................................................................................................................................... 108
Dividends from affiliated funds .......................................................................................................................................... 2
Investments sold ................................................................................................................................................................ 1,312
Fund shares sold ................................................................................................................................................................ 86
From broker(a) ................................................................................................................................................................... 869
Variation margin on futures contracts ................................................................................................................................. 383
Prepaid expenses ........................................................................................................................................................................... 1
Total assets .................................................................................................................................................
210,284
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 1,722
Fund shares redeemed ....................................................................................................................................................... 124
Accrued fees to affiliates .................................................................................................................................................... 145
Other accrued expenses ..................................................................................................................................................... 96
Securities sold short, at fair value(‡) .............................................................................................................................................. 8,141
Payable upon return of securities loaned ....................................................................................................................................... 16,074
Total liabilities .............................................................................................................................................
26,302
Net Assets ............................................................................................................................................................
$ 183,982

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 39
Statement of Assets and Liabilities, continued — June 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (21,112)
Shares of beneficial interest ...........................................................................................................................................................
161
Additional paid-in capital ..............................................................................................................................................................
204,933
Net Assets ............................................................................................................................................................
$ 183,982
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 11.45
Net assets ............................................................................................................................................................................... $ 183,982,021
Shares outstanding ($.01 par value) ....................................................................................................................................... 16,069,298
Amounts in thousands
(*)     Securities on loan included in investments $ 15,806
(‡)     Proceeds on securities sold short $ 7,640
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 27,682
(a)     Receivable from Broker for Futures $ 869
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
40 U.S. Small Cap Equity Fund
Statement of Operations — For the Period Ended June 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 1,118
Dividends from affiliated funds ......................................................................................................................................... 40
Securities lending income (net) ......................................................................................................................................... 39
Total investment income ...............................................................................................................................................................
1,197
Expenses
Advisory fees .................................................................................................................................................................... 836
Administrative fees ........................................................................................................................................................... 46
Custodian fees ................................................................................................................................................................... 67
Transfer agent fees ............................................................................................................................................................ 4
Professional fees ............................................................................................................................................................... 42
Trustees’ fees .................................................................................................................................................................... 5
Printing fees ...................................................................................................................................................................... 19
Dividends from securities sold short ................................................................................................................................. 105
Interest expense paid on securities sold short ................................................................................................................... 33
Miscellaneous ................................................................................................................................................................... 8
Total expenses ...............................................................................................................................................................................
1,165
Net investment income (loss) ........................................................................................................................................................
32
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (24,833)
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 1,800
Securities sold short .......................................................................................................................................................... 2,465
Net realized gain (loss) ..................................................................................................................................................................
(20,567)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (19,834)
Futures contracts .............................................................................................................................................................. 285
Securities sold short .......................................................................................................................................................... (11)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (19,560)
Net realized and unrealized gain (loss) ......................................................................................................................................... (40,127)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (40,095)

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 41
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2020
(Unaudited)
Fiscal Year Ended
December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 32 $ 762
Net realized gain (loss) ...................................................................................................................... (20,567) 13,677
Net change in unrealized appreciation (depreciation) ....................................................................... (19,560) 31,510
Net increase (decrease) in net assets from operations ............................................................................. (40,095) 45,949
Distributions
To shareholders ................................................................................................................................. (5,018) (4,653)
Net decrease in net assets from distributions .......................................................................................... (5,018) (4,653)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 1,196 (17,887)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(43,917) 23,409
Net Assets
Beginning of period .................................................................................................................................
227,899 204,490
End of period ..........................................................................................................................................
$ 183,982 $ 227,899
* Share transaction amounts (in thousands) for the periods ended June 30, 2020 and December 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Proceeds from shares sold 721 $ 7,29 7 579 $ 7,812
Proceeds from reinvestment of distributions 367 5,017 326 4,653
Payments for shares redeemed (960) (11,118) (2,208) (30,352)
Total increase (decrease)
128 $ 1,19 6 (1,303) $ (17,887)

Russell Investment Funds
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 42
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of
Capital
June 30, 2020(1) 14.30 — (c) (2.53) (2.53) (.01) (.31) —
December 31, 2019 11.86 .05 2.68 2.73 (.07) (.22) —
December 31, 2018 16.40 .07 (1.94) (1.87) (.08) (2.59) —
December 31, 2017 15.21 .03 2.33 2.36 (.03) (1.14) —
December 31, 2016 12.93 .10 2.30 2.40 (.10) (.01) (.01)
December 31, 2015 15.51 .09 (1.19) (1.10) (.10) (1.38) —

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 43
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)(f)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(g)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(e)
%
Portfolio
Turnover Rate
(d)
(.32) 11.45 (18.07) 183,982 1.26 1.26 .0 3 72
(.29) 14.30 23.07 227,899 1.19 1.19 .34 127
(2.67) 11.86 (11.97) 204,490 1.04 1.04 .45 80
(1.17) 16.40 15.48 254,854 1.03 1.03 .17 135
(.12) 15.21 18.66 228,715 1.03 1.03 .76 106
(1.48) 12.93 (7.19) 218,063 1.06 1.04 .61 138

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
44 U.S. Small Cap Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2020 , the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
Advisory fees $ 136,372
Administration fees 7,576
Transfer agent fees 667
Trustee fees 728
$ 145,343
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 8,457 $ 57,301 $ 54,151 $ 1 $ — $ 11,608 $ 40 $ —
U.S. Cash Collateral Fund 15,524 40,798 40,248 — — 16,074 95 —
$ 23,981 $ 98,099 $ 94,399 $ 1 $ — $ 27,682 $ 135 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 204,934,449 $ 25,119,210 $ (30,300,133) $ (5,180,923)

Russell Investment Funds
International Developed Markets Fund
Shareholder Expense Example — June 30, 2020 (Unaudited)
International Developed Markets Fund 45
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2020 to June 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
June 30, 2020 $ 842.60 $ 1,019.54
Expenses Paid During Period* $ 4.90 $ 5.37
* Expenses are equal to the Fund's annualized expense ratio of 1.07%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
46 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 87.1%
Argentina - 0.1%
YPF SA - ADR 34,203 197
Australia - 1.5%
AGL Energy, Ltd. 33,334 393
Alumina, Ltd. 61,212 69
Australia & New Zealand Banking
Group, Ltd. - ADR 18,262 236
BHP Group, Ltd. - ADR 2,672 66
BlueScope Steel, Ltd. 12,890 105
Boral, Ltd. 38,655 102
Commonwealth Bank of Australia - ADR 15,110 728
Crown Resorts, Ltd. 8,918 60
CSL, Ltd. 1,090 216
Dexus Property Group(Æ)(ö) 13,721 87
Flight Centre, Ltd. 13,704 106
Fortescue Metals Group, Ltd. 26,460 254
GPT Group (The)(ö) 35,203 102
Insurance Australia Group, Ltd.(Æ) 56,379 225
Medibank Pvt , Ltd. 23,555 49
National Australia Bank, Ltd. - ADR 14,149 179
Origin Energy, Ltd. 44,165 179
QBE Insurance Group, Ltd. 30,022 185
Rio Tinto PLC 17,005 956
Rio Tinto, Ltd. - ADR 964 65
Scentre Group(ö) 63,375 95
Sonic Healthcare, Ltd. 7,857 166
Suncorp Group, Ltd.(Æ) 17,531 112
Vicinity Centres (Æ)(ö) 262,788 261
Westpac Banking Corp. 9,771 122
5,118
Austria - 0.2%
Erste Group Bank AG 20,321 478
OMV AB 3,926 131
609
Belgium - 0.4%
Ageas SA 18,684 660
KBC Groep NV 8,025 460
Solvay SA 1,860 149
1,269
Brazil - 0.1%
Pagseguro Digital, Ltd. Class A(Æ)(Ñ) 9,444 334
Canada - 4.0%
ARC Resources, Ltd.(Ñ) 28,974 97
Bank of Montreal 6,058 322
Bank of Nova Scotia (The) 4,464 185
Barrick Gold Corp. 45,908 1,235
BCE, Inc. 7,410 309
CAE, Inc. 87,395 1,419
Cameco Corp. Class A 17,489 179
Canadian Imperial Bank of Commerce(Ñ) 2,599 174
Canadian National Railway Co. 28,574 2,529
Canadian Natural Resources, Ltd. 9,136 158
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cenovus Energy, Inc. 24,425 114
CI Financial Corp. 22,010 280
Dollarama , Inc. 13,142 437
Fairfax Financial Holdings, Ltd. 462 143
Great-West Lifeco , Inc. 13,079 229
iA Financial Corp., Inc. 7,351 246
Imperial Oil, Ltd. 6,701 108
Kinross Gold Corp.(Æ) 84,944 613
Magna International, Inc. Class A 5,492 245
Manulife Financial Corp. 42,506 578
National Bank of Canada 2,100 95
Pembina Pipeline Corp. 12,401 310
Power Corp. of Canada 13,001 229
Royal Bank of Canada - GDR 10,049 682
Shaw Communications, Inc. Class B 7,916 129
Sun Life Financial, Inc. 21,402 786
Suncor Energy, Inc. 12,867 217
Toronto-Dominion Bank (The) 20,957 935
Tourmaline Oil Corp. 15,073 132
13,115
Cayman Islands - 0.6%
Meituan-Dianping Class B(Æ) 85,100 1,890
China - 3.4%
Alibaba Group Holding, Ltd. - ADR(Æ) 19,661 4,242
China Mobile, Ltd. 133,000 899
China Resources Power Holdings Co.,
Ltd. 1,050,417 1,241
China Telecom Corp., Ltd. Class H 2,188,000 613
China Unicom Hong Kong, Ltd. 1,164,000 630
Dongfeng Motor Group Co., Ltd. Class H 1,052,000 629
Lenovo Group, Ltd. 1,554,257 861
Ping An Insurance Group Co. of China,
Ltd. Class H 48,466 484
Sunny Optical Technology Group Co.,
Ltd. 27,099 432
Tencent Holdings, Ltd. 20,084 1,290
11,321
Colombia - 0.0%
Millicom International Cellular SA 547 14
Denmark - 2.1%
AP Moller - Maersk A/S Class B 2,816 3,279
Coloplast A/S Class B 1,272 197
Danske Bank A/S 40,324 536
Drilling Co. of 1972 A/S (The)(Æ) 1,163 24
DSV A/S 4,922 600
Genmab A/S(Æ) 823 275
H Lundbeck A/S 1,635 61
Novo Nordisk A/S Class B 27,241 1,764
Novozymes A/S Class B 2,245 130
Pandora A/S 3,850 209
7,075

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Finland - 1.3%
Elisa OYJ Class A 4,856 295
Fortum OYJ 7,738 147
Kone OYJ Class B 6,334 435
Neste OYJ 14,398 562
Nokia OYJ 252,645 1,107
Nokian Renkaat OYJ 2,135 47
Nordea Bank AB 41,131 283
Orion OYJ Class B 1,887 91
Sampo OYJ Class A 11,238 386
Stora Enso OYJ Class R 14,848 177
UPM- Kymmene OYJ 20,318 587
Wartsila OYJ Abp Class B 6,190 51
4,168
France - 8.7%
Accor SA(Æ) 13,426 364
Airbus Group SE(Æ) 7,056 502
Amundi SA(Æ)(Þ) 21,112 1,651
Arkema SA 1,726 165
Atos SE(Æ) 3,906 332
AXA SA 45,484 949
BNP Paribas SA(Æ) 30,626 1,214
Bouygues SA - ADR(Æ) 18,902 645
Capgemini SE 3,935 450
Carrefour SA 12,501 193
Cie de Saint-Gobain(Æ) 55,403 1,991
Cie Generale des Etablissements
Michelin SCA Class B 15,326 1,588
Credit Agricole SA(Æ) 24,496 231
Danone SA 4,141 286
Dassault Aviation SA(Æ) 144 133
Dassault Systemes SE 680 117
Eiffage SA(Æ) 1,933 176
Engie SA(Æ) 85,870 1,060
Hermes International 94 78
L'Oreal SA 3,097 993
LVMH Moet Hennessy Louis Vuitton
SE - ADR 3,506 1,536
Orange SA - ADR 8,264 99
Peugeot SA(Æ) 11,122 181
Publicis Groupe SA - ADR 35,088 1,134
Renault SA(Æ) 17,615 446
Rexel SA Class H 267,436 3,053
Safran SA(Æ) 3,643 364
Sanofi - ADR 9,598 976
Schneider Electric SE 25,720 2,852
SCOR SE - ADR 32,737 896
Societe Generale SA(Æ) 44,209 735
Total SA 54,130 2,062
Ubisoft Entertainment SA(Æ) 6,320 521
Unibail - Rodamco -Westfield(Ñ)(ö) 1,829 103
Valeo SA 5,006 131
Worldline SA(Æ)(Þ) 5,557 480
28,687
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Germany - 4.3%
1&1 Drillisch AG 2,043 53
adidas AG(Æ) 9,111 2,384
Allianz SE 2,175 444
BASF SE 33,917 1,895
Bayer AG 5,653 415
BMW US Capital LLC 2,774 177
Brenntag AG 3,883 204
Continental AG 1,558 152
Covestro AG(Þ) 51,207 1,943
Daimler AG 29,082 1,179
Evonik Industries AG 4,697 119
Fresenius SE & Co. KGaA 4,361 215
GEA Group AG 4,183 132
Hannover Rueck SE 2,428 418
HeidelbergCement AG 3,101 165
Infineon Technologies AG - ADR 20,319 475
KION Group AG 1,793 110
Metro AG(Æ) 49,527 172
Metro AG 15,401 146
Muenchener Rueckversicherungs-
Gesellschaft AG 3,591 932
Salzgitter AG(Æ) 6,117 86
SAP SE - ADR 1,638 228
Siemens AG 10,381 1,219
Uniper SE 2,518 81
United Internet AG 5,832 246
Zalando SE(Æ)(Þ) 9,199 647
14,237
Hong Kong - 2.2%
AIA Group, Ltd. 300,208 2,793
Bank of East Asia, Ltd. (The) 71,800 164
CK Asset Holdings, Ltd. 122,049 726
CK Hutchison Holdings, Ltd. Class B 19,313 124
CK Infrastructure Holdings, Ltd. 34,000 175
CLP Holdings, Ltd. 28,500 279
Galaxy Entertainment Group, Ltd. 66,000 448
Hang Seng Bank, Ltd. 23,400 395
Henderson Land Development Co., Ltd. 35,200 133
Hongkong Land Holdings, Ltd. 29,300 121
Jardine Matheson Holdings, Ltd. 4,800 201
Jardine Strategic Holdings, Ltd. 4,400 95
New World Development Co., Ltd. 33,000 157
Power Assets Holdings, Ltd. 55,000 299
Sino Land Co., Ltd. 84,000 106
Sun Hung Kai Properties, Ltd. 14,500 185
Swire Pacific, Ltd. Class A 16,000 85
Techtronic Industries Co., Ltd. 48,271 471
WH Group, Ltd.(Þ) 123,000 106
Wharf Real Estate Investment Co., Ltd. 20,000 95
Wheelock & Co., Ltd.(Š) 21,000 166
7,324
India - 1.0%
Canara Bank(Æ) 119,258 159
HDFC Bank, Ltd. - ADR 3,662 166

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
48 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Housing Development Finance Corp.,
Ltd. 111,415 2,614
NTPC, Ltd. 30,955 40
Oil & Natural Gas Corp., Ltd. 218,773 238
Zee Entertainment Enterprises, Ltd. 105,298 238
3,455
Indonesia - 0.1%
Bank Mandiri Persero Tbk PT 560,300 194
Ireland - 2.4%
Accenture PLC Class A 9,830 2,111
AIB Group PLC 216,609 272
Allegion PLC 20,393 2,085
Bank of Ireland Group PLC(Æ) 133,060 272
CRH PLC 10,234 350
Flutter Entertainment PLC 3,038 399
Kerry Group PLC Class A 17,825 2,217
Ryanair Holdings PLC - ADR(Æ) 3,483 231
7,937
Israel - 0.3%
Bank Hapoalim BM 28,482 171
Bank Leumi Le-Israel BM 36,822 186
ICL Group, Ltd. 26,376 79
Israel Discount Bank, Ltd. Class A 28,582 87
Mizrahi Tefahot Bank, Ltd. 6,331 119
Nice, Ltd.(Æ) 1,352 255
897
Italy - 2.2%
Assicurazioni Generali SpA 47,101 712
Atlantia SpA (Æ) 10,727 172
BPER Banca(Æ)(Ñ) 57,108 142
Davide Campari-Milano SpA 54,158 456
Enel SpA 156,253 1,346
ENI SpA - ADR 118,126 1,125
Ferrari NV 3,018 514
FinecoBank Banca Fineco SpA (Æ) 26,898 362
Intesa Sanpaolo SpA (Æ) 148,539 284
Mediobanca Banca di Credito
Finanziario SpA 15,582 112
Moncler SpA (Æ) 9,514 363
Poste Italiane SpA (Þ) 14,442 125
Saipem SpA 113,516 283
Telecom Italia SpA 184,329 72
UniCredit SpA (Æ) 150,474 1,381
7,449
Japan - 18.3%
Aozora Bank, Ltd. 6,600 115
Asahi Glass Co., Ltd. 4,100 117
Asahi Kasei Corp. 13,000 106
Astellas Pharma, Inc. 44,200 736
Benesse Holdings, Inc. 3,100 83
Bridgestone Corp. 17,800 573
Brother Industries, Ltd. 5,800 105
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canon, Inc. 23,500 468
Central Japan Railway Co. 1,000 155
Chiba Bank, Ltd. (The) 28,900 136
Chiyoda Corp.(Æ) 31,000 81
Chubu Electric Power Co., Inc. 9,400 118
Citizen Watch Co., Ltd. 61,500 200
Concordia Financial Group, Ltd. 29,700 95
Daifuku Co., Ltd. 1,800 157
Dai-ichi Life Holdings, Inc. 58,950 702
Daito Trust Construction Co., Ltd. 2,600 239
Daiwa House Industry Co., Ltd. 4,400 104
DeNA Co., Ltd. 29,700 370
Denso Corp. 17,800 694
Eisai Co., Ltd. 12,340 978
Electric Power Development Co., Ltd. 5,100 97
ENEOS Holdings, Inc. 366,600 1,299
Fuji Heavy Industries, Ltd. 23,600 491
Fuji Media Holdings, Inc. 12,900 124
FUJIFILM Holdings Corp. 4,200 180
Fujitsu, Ltd. 10,300 1,206
Fukuoka Financial Group, Inc. 17,800 281
GMO Payment Gateway, Inc. 4,800 500
Gree , Inc. 55,900 239
Hino Motors, Ltd. 31,500 213
Hitachi Metals, Ltd. 144,200 1,717
Hitachi, Ltd. 4,900 155
Honda Motor Co., Ltd. 153,900 3,934
Iida Group Holdings Co., Ltd. 45,400 695
Inpex Corp. 311,100 1,925
Isuzu Motors, Ltd. 76,800 694
ITOCHU Corp. 16,300 351
J Front Retailing Co., Ltd. 13,300 89
Japan Exchange Group, Inc. 8,300 192
Japan Post Holdings Co., Ltd. 20,000 142
Japan Tobacco, Inc. 12,900 239
JGC Holdings Corp. 54,400 573
JSR Corp. 24,400 471
Kajima Corp. 9,000 107
Kawasaki Heavy Industries, Ltd. 7,200 104
KDDI Corp. 28,700 861
Keyence Corp. 4,900 2,045
Kirin Holdings Co., Ltd. 12,800 270
Komatsu, Ltd. 75,400 1,542
Kyocera Corp. 8,000 435
Marubeni Corp. 39,300 178
Mebuki Financial Group, Inc. 50,600 117
Mitsubishi Chemical Holdings Corp. 24,700 144
Mitsubishi Corp. 8,100 171
Mitsubishi Electric Corp. 52,500 682
Mitsubishi Estate Co., Ltd. 37,100 552
Mitsubishi Gas Chemical Co., Inc. 12,700 192
Mitsubishi Heavy Industries, Ltd. 16,100 380
Mitsubishi Motors Corp. 90,500 223
Mitsubishi UFJ Financial Group, Inc. 353,000 1,381
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 31,600 150
Mitsui & Co., Ltd. 66,900 989

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mitsui Chemicals, Inc. 5,300 110
MS&AD Insurance Group Holdings, Inc. 24,500 673
Murata Manufacturing Co., Ltd. 7,200 422
NGK Spark Plug Co., Ltd. 8,100 116
Nikon Corp. 47,900 401
Nintendo Co., Ltd. 510 227
Nippon Steel Corp. 13,900 131
Nippon Telegraph & Telephone Corp. 8,206 191
Nippon Television Holdings, Inc. 26,800 290
Nissan Motor Co., Ltd. 123,200 456
Nitto Denko Corp. 14,000 792
Nomura Holdings, Inc. 175,500 785
Nomura Real Estate Holdings, Inc. 4,900 91
NTT DOCOMO, Inc. 23,400 624
Obayashi Corp. 16,300 152
Oji Holdings Corp. 32,600 151
ORIX Corp. 12,900 159
Otsuka Holdings Co., Ltd. 5,000 218
Panasonic Corp. 189,100 1,648
Resona Holdings, Inc. 396,700 1,354
Sekisui Chemical Co., Ltd. 9,200 132
Sekisui House, Ltd. 14,000 267
Shimamura Co., Ltd. 10,300 697
Shimizu Corp. 12,300 101
Shin-Etsu Chemical Co., Ltd. 22,935 2,680
SMC Corp. 700 357
SoftBank Group Corp. 9,600 484
Sompo Japan Nipponkoa Holdings, Inc. 6,200 213
Sony Corp. 5,710 391
Sumitomo Chemical Co., Ltd. 25,000 75
Sumitomo Corp. 14,200 163
Sumitomo Electric Industries, Ltd. 17,000 196
Sumitomo Mitsui Financial Group, Inc. 82,300 2,314
Sumitomo Mitsui Trust Holdings, Inc. 29,700 834
Suzuki Motor Corp. 23,000 780
T&D Holdings, Inc. 171,600 1,467
Taiheiyo Cement Corp. 5,200 120
Takeda Pharmaceutical Co., Ltd. 37,400 1,335
Teijin, Ltd. 7,000 111
THK Co., Ltd. 17,900 443
Tohoku Electric Power Co., Inc. 12,600 120
Tokio Marine Holdings, Inc. 12,200 532
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 33,900 104
Tokyo Electron, Ltd. 4,300 1,055
Tokyu Fudosan Holdings Corp. 16,800 79
Toppan Printing Co., Ltd. 8,600 143
Toray Industries, Inc. 34,700 163
Tosoh Corp. 7,800 106
Toyota Industries Corp. 2,000 106
Toyota Motor Corp. 9,600 602
Toyota Tsusho Corp. 5,600 142
Trend Micro, Inc. 32,500 1,814
Yamada Denki Co., Ltd. 34,700 172
Z Holdings Corp. 135,700 662
60,613
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Jersey - 0.1%
Ferguson PLC 2,301 188
Luxembourg - 0.9%
ArcelorMittal SA(Æ) 7,875 83
Eurofins Scientific SE 3,077 1,929
RTL Group SA 10,228 327
Spotify Technology SA(Æ) 2,299 594
Tenaris SA 24,829 160
3,093
Macao - 0.1%
Sands China, Ltd. 107,625 421
Malaysia - 0.1%
CIMB Group Holdings BHD 309,300 259
Mexico - 0.2%
Grupo Televisa SAB - ADR(Æ) 143,442 752
Netherlands - 4.1%
ABN AMRO Bank NV(Þ) 77,885 669
Adyen NV(Æ)(Þ) 540 787
Aegon NV 41,917 125
ASML Holding NV 3,800 1,393
Exor NV 2,352 134
Heineken NV 38,952 3,587
ING Groep NV 370,947 2,577
Koninklijke Ahold Delhaize NV 11,431 311
Koninklijke KPN NV 295,428 782
Mylan NV(Æ) 56,337 906
NN Group NV 5,663 190
PostNL NV - ADR 118,940 255
Randstad NV 2,989 133
Royal Dutch Shell PLC Class A 83,039 1,341
Yandex NV Class A(Æ)(Ñ) 10,688 535
13,725
New Zealand - 0.3%
a2 Milk Co., Ltd. (The)(Æ) 39,510 510
Fletcher Building, Ltd.(Æ) 37,706 90
Meridian Energy, Ltd. 22,166 69
Spark New Zealand, Ltd. 100,433 297
966
Norway - 0.6%
DNB ASA 10,403 138
Mowi ASA 21,701 412
Norsk Hydro ASA(Æ) 241,043 667
Orkla ASA 25,062 220
Statoil ASA Class N 47,835 680
2,117
Portugal - 0.1%
Energias de Portugal SA 36,785 175
Russia - 0.3%
Gazprom PJSC - ADR 102,008 549

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
50 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lukoil PJSC - ADR 2,628 195
Sberbank of Russia PJSC - ADR(Æ) 35,611 405
1,149
Singapore - 1.2%
CapitaLand, Ltd. 64,500 135
DBS Group Holdings, Ltd. 63,300 947
Genting Singapore, Ltd. 99,700 55
Oversea-Chinese Banking Corp., Ltd. 21,945 142
Singapore Technologies Engineering,
Ltd. 21,600 51
Singapore Telecommunications, Ltd. 246,700 436
United Overseas Bank, Ltd. 13,200 192
UOL Group, Ltd. 45,800 224
Wilmar International, Ltd. 571,300 1,683
3,865
South Africa - 0.6%
Anglo American PLC 45,049 1,042
Gold Fields, Ltd. - ADR 50,079 471
Impala Platinum Holdings, Ltd. 38,050 254
MTN Group, Ltd. 61,938 188
1,955
South Korea - 1.8%
Hankook Tire & Technology Co., Ltd. 12,675 260
KB Financial Group, Inc. 25,629 733
KT Corp. - ADR 75,080 731
LG Household & Health Care, Ltd. 1,393 1,557
POSCO 5,682 822
Samsung Electronics Co., Ltd. 12,719 564
Shinhan Financial Group Co., Ltd. 54,698 1,307
5,974
Spain - 1.4%
ACS Actividades de Construccion y
Servicios SA 4,727 119
Banco Bilbao Vizcaya Argentaria SA
- ADR 51,081 175
Banco Santander SA - ADR 87,956 214
Bankia SA 460,725 490
CaixaBank SA 392,208 836
Cellnex Telecom SA(Þ) 23,710 1,444
Endesa SA - ADR(Ñ) 15,547 383
Gas Natural SDG SA 6,870 128
Industria de Diseno Textil SA 15,971 422
Red Electrica Corp. SA 10,423 194
Repsol SA - ADR 21,427 187
Telefonica SA - ADR 40,445 194
4,786
Sweden - 1.6%
Assa Abloy AB Class B 23,135 470
Atlas Copco AB(Æ) 15,908 673
Bausch & Lomb, Inc.(Æ) 19,840 451
ICA Gruppen AB 1,554 74
Investor AB Class B 1,564 82
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kinnevik AB Class B 3,988 105
Sandvik AB(Æ) 53,667 1,000
Skandinaviska Enskilda Banken AB
Class A 22,237 192
Skanska AB Class B(Æ) 7,915 161
SKF AB Class B 9,541 177
Svenska Handelsbanken AB Class A(Æ) 25,391 241
Swedbank AB Class A 10,741 137
Swedish Match AB 7,079 497
Telefonaktiebolaget LM Ericsson Class B 76,657 708
Volvo AB Class B 14,311 224
5,192
Switzerland - 7.9%
ABB, Ltd. 30,027 675
Adecco SA 30,586 1,433
Alcon, Inc.(Æ) 6,099 349
Baloise Holding AG 1,774 266
Chocoladefabriken Lindt & Spruengli
AG 23 189
Cie Financiere Richemont SA 1,133 72
Credit Suisse Group AG 71,831 741
Glencore PLC(Æ) 159,427 337
Julius Baer Group, Ltd.(Æ) 22,974 960
Kuehne & Nagel International AG(Æ) 1,290 214
LafargeHolcim , Ltd.(Æ) 35,015 1,531
Lonza Group AG 874 461
Nestle SA 49,442 5,463
Novartis AG 34,325 2,983
Partners Group Holding AG 1,477 1,337
Roche Holding AG 9,228 3,195
SGS SA 156 381
Swiss Life Holding AG 800 296
Swiss Re AG 6,770 521
Swisscom AG 399 209
Temenos AG 3,091 479
UBS Group AG 283,757 3,260
Zurich Insurance Group AG 2,516 886
26,238
Taiwan - 2.2%
Catcher Technology Co., Ltd. 119,513 897
Hon Hai Precision Industry Co., Ltd. 412,184 1,203
Innolux Corp. 1,155,000 308
MediaTek , Inc. 37,000 724
Shin Kong Financial Holding Co., Ltd. 1,105,000 321
Taiwan Semiconductor Manufacturing
Co., Ltd. 86,000 910
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 50,401 2,862
7,225
Thailand - 0.2%
Kasikornbank PCL 195,800 590
United Kingdom - 10.0%
3i Group PLC 29,168 300

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 51
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Admiral Group PLC 8,940 254
Ashtead Group PLC 6,357 214
Associated British Foods PLC 2,027 48
AstraZeneca PLC 14,138 1,474
Aviva PLC 192,090 650
Babcock International Group PLC 90,925 349
BAE Systems PLC 26,210 157
Barclays PLC 610,355 864
Barratt Developments PLC 42,308 260
Berkeley Group Holdings PLC 6,208 320
BP PLC 291,419 1,108
British American Tobacco PLC 14,755 567
British Land Co. PLC (The)(ö) 52,154 249
BT Group PLC 465,803 657
Centrica PLC 467,952 223
Coca-Cola European Partners PLC 1,154 44
Compass Group PLC 96,935 1,334
Diageo PLC 22,800 757
Direct Line Insurance Group PLC 95,746 321
Experian PLC 7,218 252
Fiat Chrysler Automobiles NV 18,218 183
Halma PLC 8,601 245
HSBC Holdings PLC 275,035 1,287
Imperial Tobacco Group PLC 5,982 114
InterContinental Hotels Group PLC(Æ) 980 43
Intermediate Capital Group PLC(Æ) 10,123 161
J Sainsbury PLC 870,709 2,249
John Wood Group PLC 445,447 1,068
Johnson Matthey PLC 5,879 153
Kingfisher PLC 318,042 869
Land Securities Group PLC(ö) 34,795 238
Legal & General Group PLC 91,982 251
Linde PLC 14,998 3,156
Lloyds Banking Group PLC 641,761 248
London Stock Exchange Group PLC 5,147 532
M&G PLC 56,894 118
Marks & Spencer Group PLC 175,249 215
National Grid PLC 12,933 158
Persimmon PLC Class A 10,068 285
Prudential PLC 7,296 110
Reckitt Benckiser Group PLC 763 70
RELX PLC 2,687 62
Royal Bank of Scotland Group PLC 402,467 605
Royal Dutch Shell PLC Class B 10,500 159
RSA Insurance Group PLC 71,346 362
Scottish & Southern Energy PLC 10,113 171
Segro PLC(ö) 30,362 336
Smith & Nephew PLC 32,132 599
Smiths Group PLC 3,388 59
St. James's Place PLC 15,239 180
Standard Chartered PLC 364,533 1,984
Standard Life Aberdeen PLC(Æ) 127,622 422
Taylor Wimpey PLC 134,449 237
TechnipFMC PLC 116,326 796
Tesco PLC 301,318 851
Travis Perkins PLC 115,406 1,607
Unilever NV 2,045 108
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Unilever PLC 2,116 114
Vodafone Group PLC 842,721 1,344
Wausau Paper Corp. 110,875 865
Wm Morrison Supermarkets PLC 80,853 191
33,207
United States - 0.2%
Ovintiv , Inc. 30,764 293
VEON, Ltd.(Æ) 134,442 242
535
Total Common Stocks
(cost $331,836) 288,315
Preferred Stocks - 1.6%
Germany - 0.8%
Porsche Automobil Holding SE
4.151% (Ÿ) 5,695 326
Volkswagen AG(Æ)
0.000% 15,108 2,285
2,611
South Korea - 0.8%
Samsung Electronics Co., Ltd.
2.257% (Ÿ) 63,953 2,498
Total Preferred Stocks
(cost $5,318) 5,109
Warrants & Rights - 0.0%
Spain - 0.0%
ACS Actividades de Construccion y
Servicios SA(Æ)
2020 Rights 66,599 25
Total Warrants & Rights
(cost $28) 25
Short-Term Investments - 6.2%
United States - 6.2%
U.S. Cash Management Fund(@) 20,655,239 (∞) 20,653
Total Short-Term Investments
(cost $20,653) 20,653
Other Securities - 0.5%
U.S. Cash Collateral Fund(x)(@) 1,643,748 (∞) 1,644
Total Other Securities
(cost $1,644) 1,644
Total Investments - 95.4%
(identified cost $359,479) 315,746
Other Assets and Liabilities, Net
- 4.6%
15,278

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
52 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Net Assets - 100.0%
331,024

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 53
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
2.4%
ABN AMRO Bank NV 06/26/19 EUR 77,885 15.24 1,187
669
Adyen NV 07/25/19 EUR 540 749.70 405
787
Amundi SA 02/21/19 EUR 21,112 64.32 1,358
1,651
Cellnex Telecom SA 06/19/17 EUR 23,710 23.69 562
1,444
Covestro AG 08/15/19 EUR 51,207 35.77 1,833
1,943
Poste Italiane SpA 06/26/19 EUR 14,442 10.45 151
125
WH Group, Ltd. 06/26/19 HKD 123,000 1.02 125
106
Worldline SA 02/14/20 EUR 5,557 78.98 439
480
Zalando SE 12/12/19 EUR 9,199 48.75 448
647
7,852
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 327 EUR 10,539 09/20
300
FTSE 100 Index Futures 165 GBP 10,143 09/20
93
MSCI EAFE Index Futures 317 USD 28,188 09/20
91
S&P/TSX 60 Index Futures 73 CAD 13,556 09/20
174
SPI 200 Index Futures 65 AUD 9,575 09/20
66
TOPIX Index Futures 48 JPY 748,080 09/20
(294)
Short Positions
Hang Seng Index Futures 36 HKD 43,645 07/20
61
MSCI Emerging Markets Index Futures 580 USD 28,585 09/20
(397)
S&P 500 E-Mini Index Futures 100 USD 15,451 09/20
(277)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(183)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,172 AUD 1,700 09/16/20 1
Bank of America USD 2,362 CAD 3,200 09/16/20 (4)
Bank of America USD 2,705 EUR 2,400 09/16/20 (4)
Bank of America USD 2,491 GBP 2,000 09/16/20 (11)
Bank of America USD 1,227 JPY 131,000 09/16/20 (13)
Bank of America CAD 148 USD 109 07/02/20 —
Bank of America CHF 392 USD 414 07/01/20 —
Bank of America EUR 539 USD 606 07/01/20 —
Bank of America GBP 157 USD 194 07/01/20 —
Bank of America HKD 1,550 USD 200 07/02/20 —
Bank of America JPY 75,900 USD 704 07/01/20 1
Bank of New York USD 1,830 AUD 2,614 09/16/20 (26)
Bank of New York USD 1,751 CAD 2,344 09/16/20 (25)
Bank of New York USD 1,362 GBP 1,067 09/16/20 (39)

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
54 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 2,412 JPY 258,184 09/16/20 (18)
Bank of New York EUR 698 USD 795 09/16/20 9
Bank of New York NOK 7,098 USD 760 09/16/20 22
Citigroup USD 1,832 AUD 2,614 09/16/20 (27)
Citigroup USD 1,747 CAD 2,344 09/16/20 (20)
Citigroup USD 1,361 GBP 1,067 09/16/20 (40)
Citigroup USD 2,412 JPY 258,184 09/16/20 (18)
Citigroup EUR 698 USD 796 09/16/20 10
Citigroup NOK 7,098 USD 760 09/16/20 23
JPMorgan Chase USD 1,830 AUD 2,614 09/16/20 (26)
JPMorgan Chase USD 1,747 CAD 2,344 09/16/20 (21)
JPMorgan Chase USD 1,361 GBP 1,067 09/16/20 (39)
JPMorgan Chase USD 2,410 JPY 258,184 09/16/20 (17)
JPMorgan Chase EUR 698 USD 796 09/16/20 10
JPMorgan Chase NOK 7,098 USD 762 09/16/20 24
Royal Bank of Canada USD 1,834 AUD 2,614 09/16/20 (29)
Royal Bank of Canada USD 1,750 CAD 2,344 09/16/20 (23)
Royal Bank of Canada USD 1,365 GBP 1,067 09/16/20 (43)
Royal Bank of Canada USD 2,410 JPY 258,184 09/16/20 (17)
Royal Bank of Canada EUR 698 USD 796 09/16/20 10
Royal Bank of Canada NOK 7,098 USD 765 09/16/20 28
Standard Chartered USD 1,831 AUD 2,614 09/16/20 (27)
Standard Chartered USD 1,751 CAD 2,344 09/16/20 (24)
Standard Chartered USD 1,361 GBP 1,067 09/16/20 (38)
Standard Chartered USD 2,411 JPY 258,184 09/16/20 (18)
Standard Chartered EUR 698 USD 795 09/16/20 9
Standard Chartered NOK 7,098 USD 761 09/16/20 23
State Street USD 1,223 SEK 11,260 09/16/20 (14)
State Street CHF 1,900 USD 2,015 09/16/20 5
State Street DKK 13,240 USD 2,021 09/16/20 22
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(384)

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 55
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 197 $ — $ —
$ —
$ 197 0.1
Australia — 5,118 —
—
5,118 1.5
Austria — 609 —
—
609 0.2
Belgium — 1,269 —
—
1,269 0.4
Brazil 334 — —
—
334 0.1
Canada 13,115 — —
—
13,115 4.0
Cayman Islands — 1,890 —
—
1,890 0.6
China 4,242 7,079 —
—
11,321 3.4
Colombia — 14 —
—
14 —
*
Denmark — 7,075 —
—
7,075 2.1
Finland — 4,168 —
—
4,168 1.3
France — 28,687 —
—
28,687 8.7
Germany — 14,237 —
—
14,237 4.3
Hong Kong — 7,158 166
—
7,324 2.2
India 166 3,289 —
—
3,455 1.0
Indonesia — 194 —
—
194 0.1
Ireland 4,427 3,510 —
—
7,937 2.4
Israel — 897 —
—
897 0.3
Italy — 7,449 —
—
7,449 2.2
Japan — 60,613 —
—
60,613 18.3
Jersey — 188 —
—
188 0.1
Luxembourg 594 2,499 —
—
3,093 0.9
Macao — 421 —
—
421 0.1
Malaysia — 259 —
—
259 0.1
Mexico 752 — —
—
752 0.2
Netherlands 1,441 12,284 —
—
13,725 4.1
New Zealand — 966 —
—
966 0.3
Norway — 2,117 —
—
2,117 0.6
Portugal — 175 —
—
175 0.1
Russia — 1,149 —
—
1,149 0.3
Singapore — 3,865 —
—
3,865 1.2
South Africa 471 1,484 —
—
1,955 0.6
South Korea 731 5,243 —
—
5,974 1.8
Spain — 4,786 —
—
4,786 1.4
Sweden — 5,192 —
—
5,192 1.6
Switzerland — 26,238 —
—
26,238 7.9
Taiwan 2,862 4,363 —
—
7,225 2.2
Thailand — 590 —
—
590 0.2
United Kingdom 840 32,367 —
—
33,207 10.0

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
56 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
United States 535 — —
—
535 0.2
Preferred Stocks — 5,109 — — 5,109 1.6
Warrants & Rights 25 — — — 25 —
*
Short-Term Investments — — — 20,653 20,653 6.2
Other Securities — — — 1,644 1,644 0.5
Total Investments 30,732 262,551 166 22,297 315,746 95.4
Other Assets and Liabilities, Net 4.6
100.0
Other Financial Instruments
Assets
Futures Contracts 785 — — — 785 0.2
Foreign Currency Exchange Contracts 1 196 — — 197 0.1
A
Liabilities
Futures Contracts (968) — — — (968) (0.3)
Foreign Currency Exchange Contracts — (581) — — (581) (0.2)
Total Other Financial Instruments
**
$ (182) $ (385) $ — $ — $ (567)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended June 30,
2020, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
37,753
Consumer Staples ...................................................................
14,726
Energy ....................................................................................
15,465
Financial Services ...................................................................
72,884
Health Care .............................................................................
20,120
Materials and Processing ........................................................
34,690
Producer Durables ..................................................................
41,289
Technology ..............................................................................
35,363
Utilities ...................................................................................
16,025
Preferred Stocks
Consumer Discretionary ..........................................................
2,611

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 57
Technology ..............................................................................
2,498
Warrants & Rights .......................................................................
25
Short-Term Investments ................................................................
20,653
Other Securities ...........................................................................
1,644
Total Investments .................................................................... 315,746

See accompanying notes which are an integral part of the financial statements.
58 International Developed Markets Fund
Russell Investment Funds
International Developed Markets Fund
Fair Value of Derivative Instruments — June 30, 2020 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 197
Variation margin on futures contracts* 785 —
Total
$ 785 $ 197
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 968 $ —
Unrealized depreciation on foreign currency exchange contracts — 581
Total
$ 968 $ 581
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 5,154 $ —
Foreign currency exchange contracts — (893)
Total
$ 5,154 $ (893)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 1,108 $ —
Foreign currency exchange contracts — (800)
Total
$ 1,108 $ (800)
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 59
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 1,591 $ — $ 1,591
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 197 — 197
Total Financial and Derivative Assets
1,788 — 1,788
Financial and Derivative Assets not subject to a netting agreement
(1) — (1)
Total Financial and Derivative Assets subject to a netting agreement
$ 1,787 $ — $ 1,787
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 1 $ 1 $ — $ —
Bank of Montreal
361 — 361 —
Bank of New York
31 31 — —
Citigroup
708 32 676 —
JPMorgan Chase
34 34 — —
Merrill Lynch
229 — 229 —
Morgan Stanley
325 — 325 —
Royal Bank of Canada
38 38 — —
Standard Chartered
32 32 — —
State Street
28 14 — 14
Total
$ 1,787 $ 182 $ 1,591 $ 14

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
60 International Developed Markets Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 581 $ — $ 581
Total Financial and Derivative Liabilities
581 — 581
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 581 $ — $ 581
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 32 $ 1 $ — $ 31
Bank of New York 108 31 — 77
Citigroup 104 32 — 72
JPMorgan Chase 103 34 — 69
Royal Bank of Canada 113 38 — 75
Standard Chartered 107 32 — 75
State Street 14 14 — —
Total
$ 581 $ 182 $ — $ 399
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 61
Statement of Assets and Liabilities — June 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 359,479
Investments, at fair value(*)(>) ......................................................................................................................................................
315,746
Foreign currency holdings(^) ......................................................................................................................................................... 3,280
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 197
Receivables:
Dividends and interest ....................................................................................................................................................... 434
Dividends from affiliated funds .......................................................................................................................................... 5
Fund shares sold ................................................................................................................................................................ 28
Foreign capital gains taxes recoverable ............................................................................................................................. 820
From broker(a) ................................................................................................................................................................... 13,382
Prepaid expenses ........................................................................................................................................................................... 2
Total assets .................................................................................................................................................
333,894
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 79
Accrued fees to affiliates .................................................................................................................................................... 264
Other accrued expenses ..................................................................................................................................................... 123
Variation margin on futures contracts ................................................................................................................................. 179
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 581
Payable upon return of securities loaned ....................................................................................................................................... 1,644
Total liabilities .............................................................................................................................................
2,870
Net Assets ............................................................................................................................................................
$ 331,024

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
62 International Developed Markets Fund
Statement of Assets and Liabilities, continued — June 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (53,2 28 )
Shares of beneficial interest ...........................................................................................................................................................
336
Additional paid-in capital ..............................................................................................................................................................
383,91 6
Net Assets ............................................................................................................................................................
$ 331,024
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 9.84
Net assets ............................................................................................................................................................................... $ 331,024,257
Shares outstanding ($.01 par value) ....................................................................................................................................... 33,646,974
Amounts in thousands
(^)     Foreign currency holdings - cost $ 3,274
(*)     Securities on loan included in investments $ 1,591
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 22,297
(a)     Receivable from Broker for Futures $ 13,3 82
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 63
Statement of Operations — For the Period Ended June 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 4,777
Dividends from affiliated funds ......................................................................................................................................... 55
Interest .............................................................................................................................................................................. 5
Securities lending income (net) ......................................................................................................................................... 4
Less foreign taxes withheld ............................................................................................................................................... (557)
Total investment income ...............................................................................................................................................................
4,284
Expenses
Advisory fees .................................................................................................................................................................... 1,499
Administrative fees ........................................................................................................................................................... 83
Custodian fees ................................................................................................................................................................... 99
Transfer agent fees ............................................................................................................................................................ 7
Professional fees ............................................................................................................................................................... 52
Trustees’ fees .................................................................................................................................................................... 8
Printing fees ...................................................................................................................................................................... 28
Miscellaneous ................................................................................................................................................................... 8
Total expenses ...............................................................................................................................................................................
1,784
Net investment income (loss) ........................................................................................................................................................
2,500
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (1,398)
Investments in affiliated funds .......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. 5,154
Foreign currency exchange contracts ................................................................................................................................ (893)
Foreign currency-related transactions ............................................................................................................................... 2
Net realized gain (loss) ..................................................................................................................................................................
2,868
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (67,20 9 )
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 1,108
Foreign currency exchange contracts ................................................................................................................................ (800)
Foreign currency-related transactions ............................................................................................................................... (1 1 )
Net change in unrealized appreciation (depreciation) ................................................................................................................... (66,911)
Net realized and unrealized gain (loss) ......................................................................................................................................... (64,043)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (61,543)

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
64 International Developed Markets Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2020
(Unaudited)
Fiscal Year Ended
December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 2,500 $ 7,866
Net realized gain (loss) ...................................................................................................................... 2,868 (1,509)
Net change in unrealized appreciation (depreciation) ....................................................................... (66,911) 62,497
Net increase (decrease) in net assets from operations ............................................................................. (61,543) 68,854
Distributions
To shareholders ................................................................................................................................. (1,373) (9,905)
Net decrease in net assets from distributions .......................................................................................... (1,373) (9,905)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (3,166) (19,439)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(66,082) 39,510
Net Assets
Beginning of period .................................................................................................................................
397,106 357,596
End of period ..........................................................................................................................................
$ 331,024 $ 397,106
* Share transaction amounts (in thousands) for the periods ended June 30, 2020 and December 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Proceeds from shares sold 1,227 $ 11,166 1,397 $ 15,22 7
Proceeds from reinvestment of distributions 121 1,373 852 9,90 5
Payments for shares redeemed (1,586) (15,705) (3,974) (44,571)
Total increase (decrease)
(238) $ (3,166) (1,725) $ (19,439)

Russell Investment Funds
International Developed Markets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 66
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2020(1) 11.72 .07 (1.91) (1.84) (.04) —
December 31, 2019 10.04 .22 1.76 1.98 (.30) —
December 31, 2018 13.12 .22 (2.11) (1.89) (.22) (.97)
December 31, 2017 11.15 .19 2.58 2.77 (.34) (.46)
December 31, 2016 11.26 .19 .06 .25 (.36) —
December 31, 2015 11.54 .19 (.33) (.14) (.14) —

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 67
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)(f)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(g)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(e)
%
Portfolio
Turnover Rate
(d)
(.04) 9.84 (15.74) 331,024 1.07 1.07 1.50 42
(.30) 11.72 19.72 397,106 1.06 1.06 2.03 72
(1.19) 10.04 (14.87) 357,596 1.08 1.08 1.76 65
(.80) 13.12 24.98 436,310 1.08 1.08 1.59 117
(.36) 11.15 2.36 355,374 1.02 1.02 1.78 36
(.14) 11.26 (1.31) 358,125 1.06 1.04 1.60 35

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
68 International Developed Markets Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2020, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
Advisory fees $ 248,151
Administration fees 13,786
Transfer agent fees 1,213
Trustee fees 780
$ 263,930
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 10,315 $ 97,842 $ 87,508 $ 3 $ 1 $ 20,653 $ 55 $ —
U.S. Cash Collateral Fund 1,037 17,713 17,106 — — 1,644 8 —
$ 11,352 $ 115,555 $ 104,614 $ 3 $ 1 $ 22,297 $ 63 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 365,729,780 $ 21,595,867 $ (72,146,799) $ (50,550,932)

Russell Investment Funds
Strategic Bond Fund
Shareholder Expense Example — June 30, 2020 (Unaudited)
Strategic Bond Fund 69
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2020 to June 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2020 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2020 $ 1,050 .50 $ 1,021 .48
Expenses Paid During Period* $ 3 .47 $ 3 .42
* Expenses are equal to the Fund's annualized expense ratio of 0.68%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
70 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 85.4%
Asset-Backed Securities - 6.9%
ACE Securities Corp. Home Equity Loan
Trust
Series 2005-HE3 Class M2
3.181% due 05/25/35 (Ê) 61 61
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A2
6.336% due 02/25/38 (~)(Ê)(Þ) 526 495
Ally Auto Receivables Trust
Series 2019-2 Class A2
2.340% due 06/15/22 881 886
AmeriCredit Automobile Receivables
Trust
Series 2019-1 Class A2A
2.930% due 06/20/22 369 370
Ameriquest Mortgage Securities,
Inc. Asset-Backed Pass-Through
Certificates
Series 2005-R1 Class M4
3.596% due 03/25/35 (Ê) 830 784
Applebee's Funding LLC / IHOP
Funding LLC
Series 2019-1A Class A2I
4.194% due 06/07/49 (Þ) 340 301
Asset Backed Securities Corp. Home
Equity Loan Trust
Series 2007-HE1 Class A4
0.308% due 12/25/36 (Ê) 429 394
Avis Budget Rental Car Funding LLC
Series 2019-2A Class A
3.350% due 09/22/25 (Þ) 600 608
BCAP LLC Trust
Series 2014-RR3 Class 3A2
2.629% due 07/26/36 (~)(Ê)(Þ) 817 717
Series 2014-RR3 Class 5A2
2.639% due 10/26/36 (~)(Ê)(Þ) 519 455
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 732 682
BNC Mortgage Loan Trust
Series 2007-1 Class A4
2.646% due 03/25/37 (Ê) 773 725
CAL Funding II, Ltd.
Series 2018-2A Class A
4.340% due 09/25/43 (Þ) 244 247
CAL Funding III, Ltd.
Series 2017-1A Class A
3.620% due 06/25/42 (Þ) 554 554
Carlyle Global Market Strategies CLO,
Ltd.
Series 2017-2A Class AR
2.025% due 01/18/29 (Ê)(Þ) 761 748
CarMax Auto Owner Trust
Series 2017-3 Class A3
1.970% due 04/15/22 410 412
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-1 Class A3
2.480% due 11/15/22 1,423 1,438
Cedar Funding, Ltd.
Series 2018-5A Class A1R
2.235% due 07/17/31 (Ê)(Þ) 1,600 1,561
Citigroup Mortgage Loan Trust, Inc.
Series 2007-WFH2 Class M2
2.936% due 03/25/37 (Ê) 1,490 1,390
Conseco Financial Corp.
Series 1998-2 Class M1
6.940% due 12/01/28 (~)(Ê) 1,302 1,270
Countrywide Asset-Backed Certificates
Series 2007-4 Class A4W
4.683% due 04/25/47 1,542 1,651
Dividend Solar Loans LLC
Series 2019-1 Class A
3.670% due 08/22/39 (Þ) 339 341
Dryden 50 Senior Loan Fund
Series 2017-50A Class A1
2.439% due 07/15/30 (Ê)(Þ) 1,230 1,209
Education Loan Asset-Backed Trust I
Series 2013-1 Class A2
0.968% due 04/26/32 (Ê)(Þ) 580 568
Fieldstone Mortgage Investment Trust
Series 2004-4 Class M3
2.118% due 10/25/35 (Ê) 319 317
Flatiron CLO, Ltd.
Series 2017-1A Class A
1.642% due 05/15/30 (Ê)(Þ) 1,000 983
Goldentree Loan Management US CLO
2, Ltd.
Series 2017-2A Class A
2.285% due 11/28/30 (Ê)(Þ) 1,860 1,821
Series 2020-7A Class A
2.308% due 04/20/31 (Ê)(Þ) 1,147 1,150
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (Ê) 800 740
Home Equity Asset Trust
Series 2005-9 Class M1
0.578% due 04/25/36 (Ê) 315 310
Series 2006-4 Class 2A4
0.448% due 08/25/36 (Ê) 522 510
HSI Asset Securitization Corp. Trust
Series 2007-OPT1 Class 1A
2.626% due 12/25/36 (Ê) 237 191
LCM XXIII, Ltd.
Series 2020-23A Class A1R
2.205% due 10/20/29 (Ê)(Þ) 1,020 998
LCM XXV, Ltd.
Series 2017-25A Class A
2.345% due 07/20/30 (Ê)(Þ) 1,124 1,099
Legacy Mortgage Asset Trust
Series 2019-GS4 Class A1
3.438% due 05/25/59 (~)(Ê)(Þ) 419 418

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 71
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long Beach Mortgage Loan Trust
Series 2004-1 Class M1
3.236% due 02/25/34 (Ê) 814 782
Series 2004-4 Class M1
3.386% due 10/25/34 (Ê) 578 560
Madison Park Funding XIII, Ltd.
Series 2018-13A Class AR2
2.085% due 04/19/30 (Ê)(Þ) 574 565
Madison Park Funding XVIII, Ltd.
Series 2017-18A Class A1R
2.299% due 10/21/30 (Ê)(Þ) 872 858
Madison Park Funding XXVI, Ltd.
Series 2017-26A Class AR
2.041% due 07/29/30 (~)(Ê)(Þ) 780 762
Magnetite XVIII, Ltd.
Series 2018-18A Class AR
1.472% due 11/15/28 (Ê)(Þ) 1,488 1,466
Navient Student Loan Trust
Series 2015-1 Class A2
0.768% due 04/25/40 (Ê) 166 159
New Century Home Equity Loan Trust
Series 2005-B Class M1
0.648% due 10/25/35 (Ê) 690 654
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 736 749
Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates
Series 2005-WHQ1 Class M5
1.293% due 03/25/35 (Ê) 1,290 1,237
Popular ABS Mortgage Pass-Through
Trust
Series 2006-C Class A4
2.736% due 07/25/36 (Ê) 255 254
Series 2006-D Class A3
2.746% due 11/25/36 (Ê) 1,114 1,088
Preston Ridge Partners Mortgage LLC
Series 2019-2A Class A1
3.967% due 04/25/24 (~)(Ê)(Þ) 614 618
Series 2020-1A Class A1
2.981% due 02/25/25 (~)(Ê)(Þ) 2,642 2,627
RAMP Trust
Series 2006-RZ1 Class M4
3.055% due 03/25/36 (Ê) 960 905
Renaissance Home Equity Loan Trust
Series 2006-1 Class AF6
5.746% due 05/25/36 (~)(Ê) 95 61
Riserva CLO, Ltd.
Series 2019-3A Class AR
2.275% due 10/18/28 (Ê)(Þ) 940 926
SBA Small Business Investment Cos.
Series 2017-10A Class 1
2.845% due 03/10/27 185 198
Series 2019-10A Class 1
3.113% due 03/10/29 181 193
Shackleton CLO, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-4RA Class A1A
2.311% due 04/13/31 (Ê)(Þ) 930 898
SLM Private Credit Student Loan Trust
Series 2005-B Class A4
2.941% due 06/15/39 (Ê) 175 164
Series 2006-A Class A5
2.901% due 06/15/39 (Ê) 178 165
SMB Private Education Loan Trust
Series 2019-B Class A2B
1.185% due 06/15/37 (Ê)(Þ) 190 186
SoFi Professional Loan Program Trust
Series 2019-A Class A2FX
3.690% due 06/15/48 (Þ) 730 765
SpringCastle Funding Asset-Backed
Notes
Series 2019-AA Class A
3.200% due 05/27/36 (Þ) 3,721 3,762
Structured Asset Investment Loan Trust
Series 2005-HE3 Class M1
0.888% due 09/25/35 (Ê) 500 492
Sunrun Atlas Issuer LLC
Series 2019-2 Class A
3.610% due 02/01/55 (Þ) 593 586
Textainer Marine Containers, Ltd.
Series 2017-1A Class A
3.720% due 05/20/42 (Þ) 716 711
THL Credit Wind River CLO, Ltd.
Series 2017-2A Class AR
2.365% due 10/18/30 (Ê)(Þ) 1,004 983
Towd Point Mortgage Trust
Series 2016-3 Class A1
2.250% due 04/25/56 (~)(Ê)(Þ) 166 167
Series 2017-1 Class A1
2.750% due 10/25/56 (~)(Ê)(Þ) 810 828
Series 2017-3 Class A1
2.750% due 07/25/57 (~)(Ê)(Þ) 397 407
Series 2017-4 Class A1
2.750% due 06/25/57 (~)(Ê)(Þ) 847 872
Series 2018-4 Class A1
3.000% due 06/25/58 (~)(Ê)(Þ) 1,309 1,382
Series 2019-1 Class A1
3.750% due 03/25/58 (~)(Ê)(Þ) 1,194 1,286
Series 2019-4 Class A1
2.900% due 10/25/59 (~)(Ê)(Þ) 1,643 1,728
Triton Container Finance IV LLC
Series 2017-2A Class A
3.620% due 08/20/42 (Þ) 482 480
Triton Container Finance V LLC
Series 2018-1A Class A
3.950% due 03/20/43 (Þ) 192 192
Triton Container Finance VI LLC
Series 2017-1A Class A
3.520% due 06/20/42 (Þ) 532 531
United States Small Business
Administration
Series 2019-20D Class 1

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
72 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.980% due 04/01/39 67 71
Series 2019-25G Class 1
2.690% due 07/01/44 69 74
Voya CLO, Ltd.
Series 2020-2A Class A1RR
2.155% due 04/17/30 (Ê)(Þ) 2,464 2,401
60,197
Corporate Bonds and Notes - 25.4%
3M Co.
2.750% due 03/01/22 305 316
2.375% due 08/26/29 70 75
3.050% due 04/15/30 30 34
3.700% due 04/15/50 170 202
ABB Finance USA, Inc.
2.875% due 05/08/22 720 748
Abbott Laboratories
3.750% due 11/30/26 151 176
4.750% due 11/30/36 60 81
4.900% due 11/30/46 80 115
AbbVie, Inc.
3.450% due 03/15/22 (Þ) 285 297
3.250% due 10/01/22 (Þ) 706 739
2.300% due 11/21/22 (Þ) 440 455
3.750% due 11/14/23 30 33
2.600% due 11/21/24 (Þ) 390 415
3.800% due 03/15/25 (Þ) 60 67
3.600% due 05/14/25 (Þ) 60 67
2.950% due 11/21/26 (Þ) 100 109
3.200% due 11/21/29 (Þ) 480 534
4.550% due 03/15/35 (Þ) 10 12
4.250% due 11/21/49 (Þ) 20 24
Aetna, Inc.
2.800% due 06/15/23 30 32
Air Lease Corp.
3.375% due 07/01/25 80 80
Series GMTN
3.750% due 06/01/26 881 889
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 702 753
Ally Financial, Inc.
8.000% due 11/01/31 554 703
Altria Group, Inc.
3.490% due 02/14/22 40 42
2.850% due 08/09/22 170 177
3.800% due 02/14/24 110 120
2.350% due 05/06/25 30 32
4.400% due 02/14/26 350 403
10.200% due 02/06/39 482 797
3.875% due 09/16/46 70 70
5.950% due 02/14/49 100 131
Amazon.com, Inc.
0.800% due 06/03/25 140 141
1.200% due 06/03/27 190 191
1.500% due 06/03/30 160 162
4.950% due 12/05/44 60 85
2.500% due 06/03/50 140 142
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
5.200% due 12/03/25 100 123
3.150% due 08/22/27 220 252
3.875% due 08/22/37 50 62
4.050% due 08/22/47 70 91
4.250% due 08/22/57 30 40
Ambac Assurance Corp.
5.100% due 12/31/99 (Þ) 1 1
Ambac LSNI LLC
6.000% due 02/12/23 (Ê)(Þ) 3,716 3,670
American Honda Finance Corp.
Series GMTN
1.700% due 09/09/21 797 809
American International Group, Inc.
2.500% due 06/30/25 70 74
3.750% due 07/10/25 110 122
American Tower Corp.
3.450% due 09/15/21 701 725
Amgen, Inc.
3.625% due 05/22/24 10 11
4.400% due 05/01/45 100 124
Andeavor LLC
Series WI
5.125% due 12/15/26 225 234
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
3.650% due 02/01/26 470 528
4.900% due 02/01/46 70 86
Anheuser-Busch InBev Finance, Inc.
2.625% due 01/17/23 716 752
3.300% due 02/01/23 180 190
Anheuser-Busch InBev Worldwide, Inc.
4.150% due 01/23/25 360 408
4.000% due 04/13/28 20 23
4.750% due 01/23/29 90 109
3.500% due 06/01/30 70 79
4.350% due 06/01/40 160 182
5.550% due 01/23/49 160 214
4.500% due 06/01/50 290 346
Anthem, Inc.
3.700% due 08/15/21 40 41
3.125% due 05/15/22 30 31
2.950% due 12/01/22 80 84
3.350% due 12/01/24 30 33
3.650% due 12/01/27 110 125
Aon Corp.
8.205% due 01/01/27 172 209
Apache Corp.
3.250% due 04/15/22 16 16
4.375% due 10/15/28 70 62
4.250% due 01/15/30 20 17
5.100% due 09/01/40 433 356
4.750% due 04/15/43 368 296
4.250% due 01/15/44 120 90
Apple, Inc.
2.400% due 05/03/23 716 757
1.125% due 05/11/25 280 285

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 73
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.450% due 08/04/26 110 120
4.650% due 02/23/46 100 137
ArcelorMittal SA
6.125% due 06/01/25 170 184
Ares Capital Corp.
3.500% due 02/10/23 261 263
3.250% due 07/15/25 914 887
AT&T, Inc.
3.000% due 02/15/22 40 42
3.875% due 01/15/26 685 771
3.800% due 02/15/27 150 169
2.300% due 06/01/27 240 248
5.250% due 03/01/37 190 235
4.350% due 06/15/45 100 112
Athene Holding, Ltd.
4.125% due 01/12/28 630 650
Avnet, Inc.
4.875% due 12/01/22 410 439
Avon Products, Inc.
7.000% due 03/15/23 302 300
BAC Capital Trust XIV
Series G
4.000% due 09/29/49 (Ê)(ƒ) 70 63
Bank of America Corp.
3.550% due 03/05/24 (Ê) 130 139
4.000% due 01/22/25 175 193
3.366% due 01/23/26 (Ê) 325 355
4.250% due 10/22/26 340 390
4.271% due 07/23/29 (Ê) 200 235
3.974% due 02/07/30 (Ê) 500 582
2.592% due 04/29/31 (Ê) 140 148
4.330% due 03/15/50 (Ê) 30 39
4.083% due 03/20/51 (Ê) 480 599
Series AA
6.100% due 12/31/49 (Ê)(ƒ) 10 11
Series GMTN
3.300% due 01/11/23 460 490
4.450% due 03/03/26 30 34
3.500% due 04/19/26 790 889
3.593% due 07/21/28 (Ê) 260 292
Series WI
3.004% due 12/20/23 (Ê) 42 44
3.419% due 12/20/28 (Ê) 482 537
Bank of New York Mellon Corp. (The)
1.600% due 04/24/25 70 72
BankUnited , Inc.
4.875% due 11/17/25 661 722
Barrick NA Finance LLC
5.700% due 05/30/41 130 175
BAT Capital Corp.
Series WI
3.557% due 08/15/27 445 481
4.540% due 08/15/47 160 174
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 726 792
Becton Dickinson and Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.363% due 06/06/24 180 194
3.734% due 12/15/24 706 777
4.685% due 12/15/44 8 10
Bed Bath & Beyond, Inc.
5.165% due 08/01/44 186 105
Berkshire Hathaway Energy Co.
4.050% due 04/15/25 (Þ) 699 796
Series WI
2.800% due 01/15/23 245 259
Berkshire Hathaway Finance Corp.
4.200% due 08/15/48 621 788
4.250% due 01/15/49 130 167
Berkshire Hathaway, Inc.
3.125% due 03/15/26 694 777
Blue Racer Midstream LLC / Blue Racer
Finance Corp.
6.125% due 11/15/22 (Þ) 20 20
BMW US Capital LLC
1.850% due 09/15/21 (Þ) 20 20
Boardwalk Pipelines, LP
4.800% due 05/03/29 710 756
Boeing Co. (The)
2.125% due 03/01/22 272 273
4.875% due 05/01/25 390 425
3.100% due 05/01/26 20 20
2.700% due 02/01/27 40 39
2.800% due 03/01/27 30 29
3.200% due 03/01/29 120 119
5.150% due 05/01/30 190 212
3.250% due 02/01/35 450 410
3.550% due 03/01/38 30 27
5.705% due 05/01/40 160 181
3.750% due 02/01/50 60 54
5.805% due 05/01/50 370 437
5.930% due 05/01/60 100 118
BP Capital Markets America, Inc.
3.245% due 05/06/22 10 10
2.520% due 09/19/22 250 260
2.937% due 04/06/23 10 11
2.750% due 05/10/23 513 542
3.216% due 11/28/23 290 312
3.790% due 02/06/24 30 33
3.410% due 02/11/26 200 221
3.119% due 05/04/26 120 131
3.633% due 04/06/30 80 90
3.000% due 02/24/50 320 315
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 829 758
Bristol-Myers Squibb Co.
2.250% due 08/15/21 (Þ) 70 71
2.600% due 05/16/22 (Þ) 90 94
3.550% due 08/15/22 (Þ) 30 32
2.900% due 07/26/24 (Þ) 400 433
3.875% due 08/15/25 (Þ) 230 262
3.200% due 06/15/26 (Þ) 190 213
3.900% due 02/20/28 (Þ) 380 447

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
74 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.400% due 07/26/29 (Þ) 170 198
5.000% due 08/15/45 (Þ) 80 113
Broadcom, Inc.
2.250% due 11/15/23 (Þ) 180 186
4.700% due 04/15/25 (Þ) 280 315
3.150% due 11/15/25 (Þ) 220 234
Buckeye Partners, LP
4.350% due 10/15/24 310 293
4.125% due 12/01/27 149 142
5.850% due 11/15/43 103 89
Bunge, Ltd. Finance Corp.
3.000% due 09/25/22 531 553
4.350% due 03/15/24 220 240
Burlington Northern Santa Fe LLC
3.400% due 09/01/24 220 242
4.550% due 09/01/44 461 606
4.150% due 04/01/45 100 124
Cameron LNG LLC
2.902% due 07/15/31 (Þ) 40 43
3.302% due 01/15/35 (Þ) 230 253
Capital One Financial Corp.
3.200% due 02/05/25 748 800
Cargill, Inc.
1.375% due 07/23/23 (Þ) 110 112
Carrier Global Corp.
1.923% due 02/15/23 (Þ) 40 41
2.242% due 02/15/25 (Þ) 90 92
2.493% due 02/15/27 (Þ) 20 20
2.722% due 02/15/30 (Þ) 160 160
2.700% due 02/15/31 (Þ) 50 50
3.377% due 04/05/40 (Þ) 60 58
3.577% due 04/05/50 (Þ) 60 59
Caterpillar Financial Services Corp.
0.950% due 05/13/22 571 578
1.950% due 11/18/22 761 787
Caterpillar, Inc.
4.750% due 05/15/64 603 837
CC Holdings GS V LLC / Crown Castle
GS III Corp.
3.849% due 04/15/23 242 261
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.500% due 08/15/30 (Þ) 10 10
4.500% due 05/01/32 (Þ) 270 273
CDK Global, Inc.
Series WI
5.000% due 10/15/24 295 313
Centene Corp.
Series WI
4.625% due 12/15/29 60 64
3.375% due 02/15/30 50 50
CenturyLink, Inc.
Series T
5.800% due 03/15/22 366 376
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.050% due 03/30/29 240 283
5.375% due 04/01/38 80 97
5.750% due 04/01/48 350 436
4.800% due 03/01/50 40 45
Series WI
4.908% due 07/23/25 530 608
6.384% due 10/23/35 20 26
6.484% due 10/23/45 60 80
6.834% due 10/23/55 20 27
Chevron Corp.
2.355% due 12/05/22 784 815
1.554% due 05/11/25 130 134
2.954% due 05/16/26 70 78
1.995% due 05/11/27 50 52
3.078% due 05/11/50 10 11
Chubb INA Holdings, Inc.
3.350% due 05/03/26 30 34
Cigna Corp.
6.125% due 11/15/41 (Þ) 335 478
Series WI
3.400% due 09/17/21 60 62
3.750% due 07/15/23 170 185
4.125% due 11/15/25 130 149
4.375% due 10/15/28 460 544
Cimarex Energy Co.
4.375% due 06/01/24 10 11
3.900% due 05/15/27 210 211
4.375% due 03/15/29 200 206
Cintas Corp. No. 2
2.900% due 04/01/22 60 62
3.700% due 04/01/27 70 79
Citigroup, Inc.
1.678% due 05/15/24 (Ê) 130 133
3.106% due 04/08/26 (Ê) 100 107
4.450% due 09/29/27 610 695
4.412% due 03/31/31 (Ê) 160 189
2.572% due 06/03/31 (Ê) 310 320
8.125% due 07/15/39 550 952
5.300% due 05/06/44 101 134
4.750% due 05/18/46 220 281
4.650% due 07/23/48 55 72
Series 9-RG
4.650% due 07/30/45 147 189
Series P
5.950% due 12/31/49 (Ê)(ƒ) 260 258
Cliffs Natural Resources, Inc.
6.250% due 10/01/40 238 148
CME Group, Inc.
5.300% due 09/15/43 30 44
CNH Industrial Capital LLC
3.875% due 10/15/21 250 256
4.200% due 01/15/24 760 810
Coca-Cola Co. (The)
2.950% due 03/25/25 60 66
3.375% due 03/25/27 90 103
1.450% due 06/01/27 130 134

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 75
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 03/25/40 20 25
2.500% due 06/01/40 10 10
4.200% due 03/25/50 260 341
2.600% due 06/01/50 50 51
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 583 709
Comcast Corp.
2.750% due 03/01/23 500 532
3.700% due 04/15/24 260 289
3.100% due 04/01/25 10 11
3.950% due 10/15/25 230 264
3.150% due 03/01/26 80 90
3.300% due 04/01/27 50 56
4.150% due 10/15/28 350 421
3.400% due 04/01/30 70 80
4.250% due 10/15/30 120 147
6.500% due 11/15/35 90 137
6.550% due 07/01/39 200 302
3.250% due 11/01/39 10 11
3.750% due 04/01/40 10 12
3.400% due 07/15/46 20 22
4.000% due 03/01/48 20 25
4.700% due 10/15/48 30 40
3.450% due 02/01/50 110 125
Concho Resources, Inc.
4.375% due 01/15/25 90 93
3.750% due 10/01/27 150 160
4.300% due 08/15/28 90 99
Consolidated Edison Co. of New York,
Inc.
Series 20A
3.350% due 04/01/30 50 57
Series 20B
3.950% due 04/01/50 30 36
Constellation Brands, Inc.
4.750% due 11/15/24 40 46
Continental Airlines Pass-Through Trust
Series 071A Class A
5.983% due 04/19/22 67 63
Continental Resources, Inc.
4.500% due 04/15/23 328 314
3.800% due 06/01/24 266 251
4.900% due 06/01/44 10 8
Series WI
4.375% due 01/15/28 257 226
Costco Wholesale Corp.
1.375% due 06/20/27 200 204
1.600% due 04/20/30 120 121
Covidien International Finance SA
3.200% due 06/15/22 703 737
Credit Suisse Group AG
2.950% due 04/09/25 250 271
Crown Castle International Corp.
4.875% due 04/15/22 299 319
5.250% due 01/15/23 203 226
Crown Cork & Seal Co., Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.375% due 12/15/26 133 156
CVS Health Corp.
2.750% due 12/01/22 90 94
3.700% due 03/09/23 260 279
2.625% due 08/15/24 200 214
4.100% due 03/25/25 190 215
3.625% due 04/01/27 40 45
4.300% due 03/25/28 590 690
3.250% due 08/15/29 200 221
3.750% due 04/01/30 110 126
4.780% due 03/25/38 70 87
4.125% due 04/01/40 40 47
5.125% due 07/20/45 140 180
5.050% due 03/25/48 325 423
DAE Funding LLC
5.750% due 11/15/23 (Þ) 20 19
DCP Midstream Operating, LP
6.450% due 11/03/36 (Þ) 30 27
Deere & Co.
3.100% due 04/15/30 20 23
3.750% due 04/15/50 150 184
Delhaize America, Inc.
9.000% due 04/15/31 154 237
Delta Air Lines Pass-Through Trust
7.000% due 05/01/25 (Þ) 1,412 1,457
Series 071A Class A
6.821% due 08/10/22 32 31
Series 2002-1
6.718% due 01/02/23 64 63
Delta Air Lines, Inc.
3.625% due 03/15/22 470 445
3.800% due 04/19/23 30 27
2.900% due 10/28/24 166 135
7.375% due 01/15/26 200 193
4.375% due 04/19/28 136 113
Devon Energy Corp.
5.850% due 12/15/25 440 486
7.875% due 09/30/31 150 176
5.000% due 06/15/45 180 161
Diageo Investment Corp.
2.875% due 05/11/22 90 94
Diamondback Energy, Inc.
3.500% due 12/01/29 110 106
Series WI
5.375% due 05/31/25 30 31
Discover Bank
2.450% due 09/12/24 742 778
Series BKNT
2.700% due 02/06/30 815 821
Discover Financial Services
3.850% due 11/21/22 703 745
DISH DBS Corp.
Series WI
5.875% due 11/15/24 150 149
7.750% due 07/01/26 30 32
Dollar General Corp.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
76 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 04/15/23 10 11
Dominion Energy, Inc.
7.000% due 06/15/38 20 28
Duke Energy Carolinas LLC
5.300% due 02/15/40 30 42
4.000% due 09/30/42 100 120
Eaton Corp.
2.750% due 11/02/22 150 158
4.150% due 11/02/42 40 47
Edison International
4.125% due 03/15/28 718 759
EMC Corp.
3.375% due 06/01/23 374 378
Enable Midstream Partners, LP
4.150% due 09/15/29 762 668
Enbridge Energy Partners, LP
7.375% due 10/15/45 484 692
Energy Transfer Operating, LP
5.875% due 01/15/24 653 730
4.500% due 04/15/24 100 108
2.900% due 05/15/25 30 31
5.250% due 04/15/29 30 33
3.750% due 05/15/30 340 336
6.250% due 04/15/49 30 32
Series 10Y
4.950% due 06/15/28 40 43
Series F
6.750% due 12/31/99 (Ê)(ƒ) 90 76
Energy Transfer Partners, LP / Regency
Energy Finance Corp.
5.000% due 10/01/22 516 549
EnLink Midstream Partners, LP
4.400% due 04/01/24 193 160
4.150% due 06/01/25 207 159
Enterprise Products Operating LLC
3.900% due 02/15/24 30 33
4.150% due 10/16/28 310 354
2.800% due 01/31/30 100 105
7.550% due 04/15/38 20 28
4.850% due 03/15/44 20 23
4.200% due 01/31/50 160 177
3.700% due 01/31/51 70 73
Series D
6.875% due 03/01/33 624 828
EOG Resources, Inc.
4.150% due 01/15/26 40 46
4.375% due 04/15/30 20 24
3.900% due 04/01/35 140 163
4.950% due 04/15/50 50 65
EQM Midstream Partners, LP
4.125% due 12/01/26 450 409
EQT Corp.
3.000% due 10/01/22 295 274
6.125% due 02/01/25 166 165
3.900% due 10/01/27 308 251
Exelon Corp.
3.497% due 06/01/22 245 256
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.950% due 06/15/25 489 549
Exelon Generation Co. LLC
5.600% due 06/15/42 615 690
Exxon Mobil Corp.
2.726% due 03/01/23 778 818
1.571% due 04/15/23 20 21
2.992% due 03/19/25 320 348
3.043% due 03/01/26 60 66
3.482% due 03/19/30 120 137
4.114% due 03/01/46 40 48
4.327% due 03/19/50 10 13
FedEx Corp.
4.500% due 02/01/65 226 234
FirstEnergy Corp.
Series A
1.600% due 01/15/26 50 50
Series B
4.250% due 03/15/23 100 108
3.900% due 07/15/27 370 418
Series C
7.375% due 11/15/31 550 803
Ford Holdings LLC
9.300% due 03/01/30 140 157
Ford Motor Co.
8.500% due 04/21/23 10 11
9.000% due 04/22/25 30 32
7.450% due 07/16/31 446 469
4.750% due 01/15/43 194 153
7.400% due 11/01/46 230 224
Ford Motor Credit Co. LLC
5.875% due 08/02/21 200 202
3.096% due 05/04/23 739 700
4.271% due 01/09/27 169 158
3.815% due 11/02/27 181 165
5.113% due 05/03/29 304 297
Series FXD
3.813% due 10/12/21 200 197
Series GMTN
4.389% due 01/08/26 148 140
Fox Corp.
Series WI
4.709% due 01/25/29 30 36
5.476% due 01/25/39 270 361
Freeport-McMoRan, Inc.
3.550% due 03/01/22 10 10
4.550% due 11/14/24 10 10
5.400% due 11/14/34 590 583
5.450% due 03/15/43 260 255
Fresenius Medical Care US Finance II,
Inc.
5.875% due 01/31/22 (Þ) 236 250
4.750% due 10/15/24 (Þ) 110 119
General Dynamics Corp.
3.250% due 04/01/25 40 44
3.500% due 05/15/25 20 22
4.250% due 04/01/40 10 12

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 77
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 04/01/50 60 78
General Electric Co.
3.450% due 05/01/27 20 21
3.625% due 05/01/30 50 50
4.250% due 05/01/40 60 59
4.350% due 05/01/50 60 59
Series GMTN
6.875% due 01/10/39 511 628
Series MTNA
6.750% due 03/15/32 619 758
General Motors Co.
4.875% due 10/02/23 671 716
5.400% due 10/02/23 40 43
6.125% due 10/01/25 100 112
6.250% due 10/02/43 110 117
General Motors Financial Co., Inc.
4.375% due 09/25/21 20 21
4.200% due 11/06/21 100 103
4.250% due 05/15/23 10 10
4.350% due 01/17/27 850 879
Genworth Holdings, Inc.
7.625% due 09/24/21 169 158
4.900% due 08/15/23 324 259
Georgia Power Co.
2.850% due 05/15/22 250 260
Gilead Sciences, Inc.
3.650% due 03/01/26 90 103
4.750% due 03/01/46 100 135
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 449 475
Glencore Canada Corp.
6.200% due 06/15/35 631 764
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 410 439
4.625% due 04/29/24 (Þ) 40 44
4.000% due 03/27/27 (Þ) 330 354
3.875% due 10/27/27 (Þ) 60 64
GLP Capital, LP / GLP Financing II, Inc.
5.375% due 11/01/23 80 85
5.375% due 04/15/26 653 714
Goldman Sachs Capital I
6.345% due 02/15/34 185 254
Goldman Sachs Group, Inc. (The)
5.250% due 07/27/21 380 399
3.200% due 02/23/23 70 74
3.850% due 07/08/24 150 165
3.500% due 04/01/25 150 164
3.272% due 09/29/25 (Ê) 350 377
4.250% due 10/21/25 310 349
3.500% due 11/16/26 90 99
3.691% due 06/05/28 (Ê) 200 224
4.223% due 05/01/29 (Ê) 50 58
6.750% due 10/01/37 410 591
4.411% due 04/23/39 (Ê) 100 122
6.250% due 02/01/41 160 239
5.150% due 05/22/45 200 264
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 10/21/45 250 328
4.000% due 12/29/49 (Ê)(ƒ) 3 3
Guardian Life Global Funding
1.100% due 06/23/25 (Þ) 50 50
GUSAP III, LP
4.250% due 01/21/30 (Þ) 837 821
Halliburton Co.
3.800% due 11/15/25 5 5
4.850% due 11/15/35 130 137
Hanesbrands, Inc.
4.625% due 05/15/24 (Þ) 10 10
5.375% due 05/15/25 (Þ) 80 81
4.875% due 05/15/26 (Þ) 70 71
Harman International Industries, Inc.
4.150% due 05/15/25 755 821
HCA, Inc.
5.000% due 03/15/24 50 56
5.375% due 02/01/25 40 43
4.500% due 02/15/27 40 45
5.625% due 09/01/28 110 123
5.875% due 02/01/29 80 91
4.125% due 06/15/29 269 297
3.500% due 09/01/30 40 39
5.500% due 06/15/47 463 563
Hershey Co. (The)
0.900% due 06/01/25 30 30
Hilton Domestic Operating Co., Inc.
5.375% due 05/01/25 (Þ) 120 120
5.750% due 05/01/28 (Þ) 40 40
HollyFrontier Corp.
5.875% due 04/01/26 746 825
Home Depot, Inc. (The)
3.250% due 03/01/22 525 551
2.625% due 06/01/22 243 254
2.500% due 04/15/27 80 88
3.900% due 12/06/28 10 12
2.700% due 04/15/30 80 88
3.300% due 04/15/40 110 125
3.900% due 06/15/47 20 24
3.350% due 04/15/50 270 308
Honeywell International, Inc.
1.350% due 06/01/25 80 82
Host Hotels & Resorts, LP
3.875% due 04/01/24 790 808
HSBC USA, Inc.
7.200% due 07/15/97 457 707
Humana, Inc.
3.150% due 12/01/22 10 10
4.500% due 04/01/25 20 23
3.950% due 03/15/27 200 227
4.625% due 12/01/42 20 25
4.950% due 10/01/44 20 26
4.800% due 03/15/47 10 13
Hyatt Hotels Corp.
5.375% due 04/23/25 763 809
4.850% due 03/15/26 230 242

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
78 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Intel Corp.
3.700% due 07/29/25 20 23
4.600% due 03/25/40 60 79
4.750% due 03/25/50 360 507
4.950% due 03/25/60 130 191
Series WI
3.734% due 12/08/47 10 12
International Business Machines Corp.
2.500% due 01/27/22 721 744
3.000% due 05/15/24 220 238
3.500% due 05/15/29 215 248
International Lease Finance Corp.
8.625% due 01/15/22 50 54
5.875% due 08/15/22 410 431
Jefferies Group LLC
6.500% due 01/20/43 635 738
Johnson & Johnson
2.050% due 03/01/23 728 758
3.625% due 03/03/37 70 83
JPMorgan Chase & Co.
4.350% due 08/15/21 130 136
1.514% due 06/01/24 (Ê) 340 345
3.875% due 09/10/24 100 111
4.023% due 12/05/24 (Ê) 220 242
2.083% due 04/22/26 (Ê) 210 218
4.125% due 12/15/26 230 268
4.250% due 10/01/27 30 35
4.203% due 07/23/29 (Ê) 200 234
4.452% due 12/05/29 (Ê) 260 312
8.750% due 09/01/30 280 407
2.522% due 04/22/31 (Ê) 120 127
4.950% due 06/01/45 100 135
3.109% due 04/22/51 (Ê) 50 54
Kinder Morgan Energy Partners, LP
6.550% due 09/15/40 600 756
5.500% due 03/01/44 20 23
Kinder Morgan, Inc.
5.625% due 11/15/23 (Þ) 703 794
4.300% due 06/01/25 80 89
4.300% due 03/01/28 170 193
5.550% due 06/01/45 80 97
5.050% due 02/15/46 30 35
5.200% due 03/01/48 10 12
Series GMTN
7.800% due 08/01/31 176 239
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 10 12
Kraft Foods Group, Inc.
3.500% due 06/06/22 236 247
Kraft Heinz Foods Co.
4.625% due 01/30/29 168 181
4.250% due 03/01/31 (Þ) 30 32
6.875% due 01/26/39 288 355
5.000% due 06/04/42 312 329
4.875% due 10/01/49 (Þ) 261 266
5.500% due 06/01/50 (Þ) 80 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.950% due 07/15/25 13 14
3.000% due 06/01/26 319 323
5.000% due 07/15/35 283 311
5.200% due 07/15/45 363 393
4.375% due 06/01/46 466 458
Kroger Co. (The)
5.150% due 08/01/43 20 25
L3Harris Technologies, Inc.
4.854% due 04/27/35 40 51
5.054% due 04/27/45 40 53
Lamb Weston Holdings, Inc.
4.875% due 11/01/26 (Þ) 60 62
4.875% due 05/15/28 (Þ) 10 11
Las Vegas Sands Corp.
3.200% due 08/08/24 922 918
2.900% due 06/25/25 20 19
Lennar Corp.
4.500% due 04/30/24 40 42
Series WI
5.000% due 06/15/27 10 11
4.750% due 11/29/27 100 109
Levi Strauss & Co.
5.000% due 05/01/25 (Þ) 70 70
Liberty Interactive LLC
8.250% due 02/01/30 81 79
Lockheed Martin Corp.
3.100% due 01/15/23 702 747
4.500% due 05/15/36 10 13
Series 10YR
3.550% due 01/15/26 90 103
Loews Corp.
6.000% due 02/01/35 601 815
Lowe's Cos., Inc.
4.500% due 04/15/30 50 61
5.000% due 04/15/40 40 52
5.125% due 04/15/50 180 248
Macy's Retail Holdings, Inc.
3.875% due 01/15/22 150 132
2.875% due 02/15/23 200 159
3.625% due 06/01/24 200 145
Magellan Health, Inc.
Series 0005
4.900% due 09/22/24 176 179
Main Street Capital Corp.
5.200% due 05/01/24 728 749
Marathon Petroleum Corp.
5.000% due 09/15/54 234 239
Markel Corp.
4.300% due 11/01/47 699 790
Marriott International, Inc.
Series R
3.125% due 06/15/26 841 818
Mars, Inc.
2.700% due 04/01/25 (Þ) 60 64
3.200% due 04/01/30 (Þ) 30 34

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 79
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Masco Corp.
4.450% due 04/01/25 238 270
Mastercard , Inc.
3.850% due 03/26/50 20 25
Mattel, Inc.
6.200% due 10/01/40 113 98
McDonald's Corp.
3.300% due 07/01/25 80 89
1.450% due 09/01/25 20 21
3.700% due 01/30/26 100 114
3.500% due 03/01/27 70 79
3.500% due 07/01/27 30 34
3.800% due 04/01/28 200 234
3.600% due 07/01/30 70 81
3.625% due 09/01/49 10 11
4.200% due 04/01/50 140 170
Medtronic, Inc.
Series WI
3.150% due 03/15/22 254 266
3.500% due 03/15/25 67 76
Merck & Co., Inc.
0.750% due 02/24/26 140 140
1.450% due 06/24/30 70 70
MetLife, Inc.
6.400% due 12/15/36 100 118
Micron Technology, Inc.
2.497% due 04/24/23 110 114
Microsoft Corp.
2.875% due 02/06/24 180 194
2.700% due 02/12/25 764 834
2.400% due 08/08/26 200 218
3.300% due 02/06/27 810 926
4.100% due 02/06/37 126 163
2.525% due 06/01/50 174 180
MidAmerican Energy Co.
3.700% due 09/15/23 237 257
4.400% due 10/15/44 627 794
Midwest Connector Capital Co. LLC
3.625% due 04/01/22 (Þ) 267 274
3.900% due 04/01/24 (Þ) 769 808
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets, Ltd.
6.500% due 06/20/27 (Þ) 120 120
Mondelez International, Inc.
2.125% due 04/13/23 40 41
3.625% due 05/07/23 689 742
1.500% due 05/04/25 260 265
Morgan Stanley
3.737% due 04/24/24 (Ê) 170 183
2.188% due 04/28/26 (Ê) 340 354
3.622% due 04/01/31 (Ê) 390 445
Series GMTN
3.772% due 01/24/29 (Ê) 20 23
4.431% due 01/23/30 (Ê) 10 12
2.699% due 01/22/31 (Ê) 420 446
5.597% due 03/24/51 (Ê) 40 60
MPLX, LP
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 03/15/28 40 42
4.800% due 02/15/29 170 189
4.500% due 04/15/38 80 80
4.700% due 04/15/48 140 144
5.500% due 02/15/49 60 68
Series 0005
4.125% due 03/01/27 800 853
Series WI
4.500% due 07/15/23 100 108
4.875% due 06/01/25 40 45
National Oilwell Varco, Inc.
3.600% due 12/01/29 843 825
National Securities Clearing Corp.
1.200% due 04/23/23 (Þ) 250 254
Navient Corp.
7.250% due 01/25/22 199 199
Series MTN
5.625% due 08/01/33 120 92
NBCUniversal Media LLC
2.875% due 01/15/23 524 560
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 698 759
Nevada Power Co.
5.450% due 05/15/41 208 269
Series R
6.750% due 07/01/37 362 546
New York Life Global Funding
0.950% due 06/24/25 (Þ) 90 90
Newell Brands, Inc.
3.850% due 04/01/23 402 414
4.200% due 04/01/26 495 519
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 553 675
NIKE, Inc.
2.400% due 03/27/25 60 65
2.750% due 03/27/27 100 110
2.850% due 03/27/30 110 123
3.250% due 03/27/40 70 79
3.375% due 03/27/50 250 287
Noble Energy, Inc.
3.900% due 11/15/24 250 252
3.850% due 01/15/28 130 126
5.250% due 11/15/43 10 9
4.950% due 08/15/47 40 36
Northern Natural Gas Co.
4.300% due 01/15/49 (Þ) 631 753
Northrop Grumman Corp.
2.550% due 10/15/22 717 748
2.930% due 01/15/25 80 86
5.250% due 05/01/50 90 129
Series F0TZ
3.250% due 01/15/28 310 346
Novartis Capital Corp.
2.400% due 05/17/22 719 746
NVIDIA Corp.
2.850% due 04/01/30 60 67

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
80 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 04/01/40 160 187
3.500% due 04/01/50 440 510
3.700% due 04/01/60 110 131
NXP BV / NXP Funding LLC / NXP
USA, Inc.
2.700% due 05/01/25 (Þ) 80 84
Occidental Petroleum Corp.
2.600% due 08/13/21 300 293
3.125% due 02/15/22 80 77
2.700% due 08/15/22 120 112
6.950% due 07/01/24 210 206
2.900% due 08/15/24 749 640
5.550% due 03/15/26 110 100
3.400% due 04/15/26 239 196
3.000% due 02/15/27 830 643
3.500% due 08/15/29 60 44
7.500% due 05/01/31 188 175
7.875% due 09/15/31 30 28
6.450% due 09/15/36 110 94
6.200% due 03/15/40 116 97
4.500% due 07/15/44 125 86
4.625% due 06/15/45 177 124
6.600% due 03/15/46 90 78
4.400% due 04/15/46 691 482
4.100% due 02/15/47 190 128
4.200% due 03/15/48 70 47
4.400% due 08/15/49 109 76
Oceaneering International, Inc.
6.000% due 02/01/28 144 101
ONEOK Partners, LP
6.125% due 02/01/41 614 659
ONEOK, Inc.
7.500% due 09/01/23 204 233
4.350% due 03/15/29 506 532
Oracle Corp.
2.625% due 02/15/23 719 756
3.900% due 05/15/35 685 828
Otis Worldwide Corp.
2.056% due 04/05/25 (Þ) 60 63
2.293% due 04/05/27 (Þ) 60 63
2.565% due 02/15/30 (Þ) 170 178
Pacific Gas and Electric Co.
1.750% due 06/16/22 180 180
2.100% due 08/01/27 50 49
2.500% due 02/01/31 60 59
3.300% due 08/01/40 30 29
3.500% due 08/01/50 40 39
PacifiCorp
5.750% due 04/01/37 543 745
PayPal Holdings, Inc.
1.350% due 06/01/23 90 92
1.650% due 06/01/25 100 104
PepsiCo, Inc.
2.750% due 03/05/22 224 234
0.750% due 05/01/23 503 508
2.250% due 03/19/25 20 21
2.625% due 03/19/27 10 11
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.625% due 05/01/30 110 112
2.875% due 10/15/49 40 43
3.625% due 03/19/50 20 24
3.875% due 03/19/60 30 38
Series WI
7.000% due 03/01/29 140 202
Petrobras Global Finance BV
6.250% due 03/17/24 100 107
Pfizer, Inc.
0.800% due 05/28/25 170 170
2.625% due 04/01/30 110 121
1.700% due 05/28/30 110 112
Philip Morris International, Inc.
2.500% due 08/22/22 90 94
1.125% due 05/01/23 80 81
2.100% due 05/01/30 70 72
4.500% due 03/20/42 40 49
Series 5YR
2.500% due 11/02/22 60 63
Series NCD
2.375% due 08/17/22 210 218
Phillips 66
Series WI
4.300% due 04/01/22 498 528
Pitney Bowes, Inc.
4.625% due 05/15/22 161 132
4.625% due 03/15/24 240 168
Plains All American Pipeline, LP / PAA
Finance Corp.
3.600% due 11/01/24 705 720
Precision Castparts Corp.
2.500% due 01/15/23 240 251
3.900% due 01/15/43 457 507
Prime Security Services Borrower LLC /
Prime Finance, Inc.
5.250% due 04/15/24 (Þ) 70 72
5.750% due 04/15/26 (Þ) 60 62
Principal Life Global Funding II
1.250% due 06/23/25 (Þ) 40 40
Procter & Gamble Co. (The)
2.450% due 03/25/25 50 54
2.800% due 03/25/27 20 22
3.000% due 03/25/30 60 69
3.550% due 03/25/40 90 109
3.600% due 03/25/50 100 124
Progress Energy, Inc.
7.000% due 10/30/31 173 245
Prudential Financial, Inc.
5.625% due 06/15/43 (Ê) 734 781
PSEG Power LLC
8.625% due 04/15/31 170 240
Range Resources Corp.
5.875% due 07/01/22 12 11
Series WI
4.875% due 05/15/25 230 173
Raytheon Technologies Corp.
3.650% due 08/16/23 3 3

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.200% due 03/15/24 (Þ) 708 762
3.150% due 12/15/24 (Þ) 50 54
3.950% due 08/16/25 30 34
4.125% due 11/16/28 100 118
2.250% due 07/01/30 110 115
4.500% due 06/01/42 20 25
RBS Capital Trust II
6.425% due 12/29/49 (Ê)(ƒ) 106 155
Regency Energy Partners, LP / Regency
Energy Finance Corp.
5.875% due 03/01/22 60 63
Reliance Holding USA, Inc.
5.400% due 02/14/22 (Þ) 684 721
Republic Services, Inc.
2.500% due 08/15/24 60 64
Reynolds American, Inc.
5.850% due 08/15/45 70 88
Roche Holdings, Inc.
1.750% due 01/28/22 (Þ) 669 685
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 200 186
4.800% due 05/15/30 (Þ) 306 282
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 138 105
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 663 740
Safeway, Inc.
7.250% due 02/01/31 92 98
Salesforce.com, Inc.
3.250% due 04/11/23 70 75
3.700% due 04/11/28 30 35
Santander Holdings USA, Inc.
4.500% due 07/17/25 758 820
Sasol Financing International, Ltd.
4.500% due 11/14/22 272 246
Sasol Financing USA LLC
5.875% due 03/27/24 723 643
Schlumberger Holdings Corp.
4.000% due 12/21/25 (Þ) 40 44
Service Properties Trust
5.000% due 08/15/22 100 98
4.375% due 02/15/30 765 615
Sherwin-Williams Co. (The)
3.125% due 06/01/24 704 756
Sierra Pacific Power Co.
Series WI
2.600% due 05/01/26 718 780
Simon Property Group, LP
3.750% due 02/01/24 774 832
Solar Star Funding LLC
5.375% due 06/30/35 (Þ) 652 748
Southern Co. (The)
2.950% due 07/01/23 712 752
Southern Co. Gas Capital Corp.
6.000% due 10/01/34 196 260
Southern Copper Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.750% due 04/16/40 10 14
5.250% due 11/08/42 380 450
Southwest Airlines Co.
2.750% due 11/16/22 806 813
Southwestern Energy Co.
6.200% due 01/23/25 386 331
Spectra Energy Partners, LP
4.750% due 03/15/24 671 750
Spirit AeroSystems , Inc.
3.950% due 06/15/23 116 98
4.600% due 06/15/28 158 127
Sprint Capital Corp.
6.875% due 11/15/28 444 541
8.750% due 03/15/32 586 837
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 09/20/21 (Þ) 63 63
4.738% due 03/20/25 (Þ) 240 260
Sunoco Logistics Partners Operations,
LP
3.450% due 01/15/23 420 434
4.250% due 04/01/24 269 288
5.300% due 04/01/44 10 10
Synchrony Financial
3.950% due 12/01/27 793 829
Sysco Corp.
2.400% due 02/15/30 734 725
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
4.250% due 11/15/23 20 19
5.875% due 04/15/26 10 10
5.375% due 02/01/27 10 10
5.500% due 03/01/30 (Þ) 30 29
Target Corp.
2.250% due 04/15/25 120 128
Teachers Insurance & Annuity
Association of America
4.900% due 09/15/44 (Þ) 340 437
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 210 215
Texas Instruments, Inc.
1.750% due 05/04/30 70 71
Thermo Fisher Scientific, Inc.
3.000% due 04/15/23 706 748
Time Warner Cable LLC
7.300% due 07/01/38 30 42
6.750% due 06/15/39 20 27
Time Warner Entertainment Co., LP
8.375% due 03/15/23 782 916
TJX Cos., Inc. (The)
3.500% due 04/15/25 80 89
3.750% due 04/15/27 20 23
T-Mobile USA, Inc.
6.000% due 03/01/23 10 10
3.500% due 04/15/25 (Þ) 490 534
3.750% due 04/15/27 (Þ) 30 33
3.875% due 04/15/30 (Þ) 300 334

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
82 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Toll Brothers Finance Corp.
4.375% due 04/15/23 30 31
Toyota Motor Credit Corp.
3.400% due 09/15/21 782 809
Transcontinental Gas Pipe Line Co. LLC
Series WI
7.850% due 02/01/26 220 286
TransDigm , Inc.
8.000% due 12/15/25 (Þ) 20 21
6.250% due 03/15/26 (Þ) 80 80
Truist Financial Corp.
2.500% due 08/01/24 757 805
TWDC Enterprises 18 Corp.
2.350% due 12/01/22 240 250
Series MTNB
7.000% due 03/01/32 552 817
Tyson Foods, Inc.
4.500% due 06/15/22 518 551
3.950% due 08/15/24 237 262
Unilever Capital Corp.
2.200% due 05/05/22 504 519
Union Pacific Corp.
2.950% due 01/15/23 269 284
3.750% due 07/15/25 60 68
2.150% due 02/05/27 50 53
3.950% due 09/10/28 400 475
3.750% due 02/05/70 110 122
Series WI
3.839% due 03/20/60 140 164
United Parcel Service, Inc.
3.900% due 04/01/25 715 812
United Rentals NA, Inc.
6.500% due 12/15/26 10 11
3.875% due 11/15/27 10 10
4.875% due 01/15/28 30 31
5.250% due 01/15/30 130 134
United States Steel Corp.
6.650% due 06/01/37 128 83
UnitedHealth Group, Inc.
2.875% due 12/15/21 40 41
2.875% due 03/15/22 720 745
2.375% due 10/15/22 20 21
3.500% due 06/15/23 40 43
3.750% due 07/15/25 50 57
1.250% due 01/15/26 40 41
2.000% due 05/15/30 40 42
4.625% due 07/15/35 100 132
5.700% due 10/15/40 60 88
4.250% due 06/15/48 30 38
4.450% due 12/15/48 30 39
3.700% due 08/15/49 160 189
3.875% due 08/15/59 30 37
3.125% due 05/15/60 40 43
Unum Group
5.750% due 08/15/42 796 845
US Bancorp
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.450% due 05/12/25 260 268
USAA Capital Corp.
2.125% due 05/01/30 (Þ) 150 154
Valero Energy Corp.
2.850% due 04/15/25 776 818
10.500% due 03/15/39 151 247
Verizon Communications, Inc.
3.500% due 11/01/24 20 22
2.625% due 08/15/26 70 76
4.125% due 03/16/27 40 47
3.000% due 03/22/27 40 44
3.875% due 02/08/29 120 142
3.150% due 03/22/30 90 102
7.750% due 12/01/30 100 151
4.500% due 08/10/33 450 560
5.250% due 03/16/37 80 108
3.850% due 11/01/42 20 24
4.125% due 08/15/46 60 75
5.500% due 03/16/47 10 15
4.000% due 03/22/50 40 50
Series WI
2.946% due 03/15/22 717 748
3.376% due 02/15/25 248 275
4.329% due 09/21/28 123 148
4.862% due 08/21/46 50 68
ViacomCBS , Inc.
3.875% due 04/01/24 20 22
4.000% due 01/15/26 753 843
Visa, Inc.
3.150% due 12/14/25 150 167
4.300% due 12/14/45 590 779
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 708 744
VOC Escrow, Ltd.
5.000% due 02/15/28 (Þ) 60 45
Volkswagen Group of America Finance
LLC
4.000% due 11/12/21 (Þ) 699 728
Vornado Realty Trust
3.500% due 01/15/25 615 616
Walgreens Boots Alliance, Inc.
3.300% due 11/18/21 707 729
Wal-Mart Stores, Inc.
3.300% due 04/22/24 697 766
Walmart, Inc.
3.400% due 06/26/23 40 43
3.550% due 06/26/25 40 45
3.700% due 06/26/28 230 273
Walt Disney Co. (The)
Series WI
3.700% due 09/15/24 682 758
6.650% due 11/15/37 40 60
Washington Prime Group, LP
6.450% due 08/15/24 189 107
Waste Management, Inc.
3.500% due 05/15/24 190 207
2.950% due 06/15/24 100 102

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 83
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.200% due 06/15/26 100 102
3.450% due 06/15/29 80 83
4.150% due 07/15/49 40 50
Wells Fargo & Co.
1.990% due 10/31/23 (Ê) 200 201
3.750% due 01/24/24 535 585
3.000% due 04/22/26 400 437
2.188% due 04/30/26 (Ê) 230 238
3.000% due 10/23/26 260 284
4.150% due 01/24/29 545 639
2.879% due 10/30/30 (Ê) 180 192
4.478% due 04/04/31 (Ê) 80 97
5.375% due 11/02/43 200 272
4.650% due 11/04/44 10 12
4.400% due 06/14/46 230 278
4.750% due 12/07/46 530 677
5.013% due 04/04/51 (Ê) 1,050 1,451
Series GMTN
4.900% due 11/17/45 250 321
Western Midstream Operating, LP
2.161% due 01/13/23 (Ê) 40 37
3.100% due 02/01/25 90 85
4.650% due 07/01/26 40 38
4.500% due 03/01/28 50 47
4.050% due 02/01/30 340 327
5.300% due 03/01/48 620 503
5.250% due 02/01/50 60 52
Williams Cos., Inc. (The)
7.750% due 06/15/31 130 168
8.750% due 03/15/32 517 766
5.800% due 11/15/43 155 177
Series A
7.500% due 01/15/31 80 102
Williams Partners, LP
3.750% due 06/15/27 60 64
WPX Energy, Inc.
5.250% due 10/15/27 30 28
4.500% due 01/15/30 20 18
Wyndham Worldwide Corp.
4.250% due 03/01/22 513 504
221,123
International Debt - 10.1%
1011778 B.C. Unlimited Liability Co.
Term Loan B4
1.928% due 11/19/26 (Ê) 360 341
1011778 BC Unlimited Liability Co. /
New Red Finance, Inc.
4.250% due 05/15/24 (Þ) 120 120
Abu Dhabi Government International
Bond
2.500% due 10/11/22 (Þ) 200 207
3.875% due 04/16/50 (Þ) 520 614
Adani Abbot Point Terminal Pty, Ltd.
4.450% due 12/15/22 (Þ) 253 218
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
4.450% due 04/03/26 872 826
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 10/01/21 652 659
Air Liquide Finance SA
1.750% due 09/27/21 (Þ) 733 742
Alibaba Group Holding, Ltd.
Series WI
3.125% due 11/28/21 616 634
Altrice France SA Term Loan B12
3.872% due 01/31/26 (Ê) 65 62
America Movil SAB de CV
3.125% due 07/16/22 750 776
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 200 210
5.375% due 04/01/25 (Þ) 712 804
AP Moller - Maersk A/S
4.500% due 06/20/29 (Þ) 767 823
ArcelorMittal SA
3.600% due 07/16/24 120 119
4.550% due 03/11/26 50 50
Argentine Republic Government
International Bond
5.625% due 01/26/22 (~)(Ê) 340 141
6.875% due 01/11/48 (~)(Ê) 210 82
Series NY
5.250% due 03/31/29 (~)(Ê) 160 63
Series WI
7.500% due 04/22/26 (~)(Ê) 170 69
AstraZeneca PLC
2.375% due 06/12/22 403 417
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 686 696
Banco de Credito del Peru
4.250% due 04/01/23 (Þ) 693 730
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 711 730
Banco Santander SA
3.848% due 04/12/23 200 213
2.706% due 06/27/24 400 420
2.746% due 05/28/25 400 414
4.379% due 04/12/28 200 223
Bangkok Bank PCL
3.875% due 09/27/22 (Þ) 219 230
Banistmo SA
Series MTQ0
3.650% due 09/19/22 (Þ) 729 728
Bank of Montreal
2.900% due 03/26/22 270 281
1.850% due 05/01/25 230 238
3.803% due 12/15/32 (Ê) 20 22
Bank of Nova Scotia (The)
1.300% due 06/11/25 130 131
Series BKNT
2.450% due 09/19/22 721 752
Barclays Bank PLC
1.700% due 05/12/22 200 204
Barclays PLC

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
84 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.972% due 05/16/29 (Ê) 400 469
5.088% due 06/20/30 (Ê) 200 228
4.950% due 01/10/47 660 867
Bausch Health Americas, Inc. Term
Loan B
3.190% due 06/01/25 (Ê) 79 76
Bausch Health Cos., Inc.
6.250% due 02/15/29 (Þ) 110 111
7.250% due 05/30/29 (Þ) 70 73
BBVA Bancomer SA
6.750% due 09/30/22 (Þ) 667 711
Bharti Airtel International Netherlands
BV
5.125% due 03/11/23 (Þ) 693 724
BHP Billiton Finance USA, Ltd.
2.875% due 02/24/22 5 5
5.000% due 09/30/43 170 235
BNP Paribas SA
4.705% due 01/10/25 (Ê)(Þ) 260 288
2.219% due 06/09/26 (Ê)(Þ) 200 204
4.625% due 03/13/27 (Þ) 722 809
4.400% due 08/14/28 (Þ) 200 230
BP Capital Markets PLC
3.561% due 11/01/21 770 800
3.245% due 05/06/22 222 232
3.506% due 03/17/25 748 828
Brazil Government International Bond
2.625% due 01/05/23 220 224
4.625% due 01/13/28 990 1,038
5.625% due 01/07/41 170 176
5.000% due 01/27/45 350 335
British Telecommunications PLC
9.625% due 12/15/30 30 49
Brookfield Finance, Inc.
4.000% due 04/01/24 618 670
Canadian Imperial Bank of Commerce
2.550% due 06/16/22 718 748
0.950% due 06/23/23 120 120
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 705 719
Cenovus Energy, Inc.
Series WI
4.250% due 04/15/27 250 227
5.400% due 06/15/47 124 106
CNOOC Finance USA LLC
3.500% due 05/05/25 550 599
Colombia Government International
Bond
5.625% due 02/26/44 270 322
Commerzbank AG
8.125% due 09/19/23 (Þ) 213 240
Cooperatieve Rabobank UA
4.625% due 12/01/23 250 276
4.375% due 08/04/25 900 1,016
Credit Agricole SA
4.375% due 03/17/25 (Þ) 734 811
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.907% due 06/16/26 (Ê)(Þ) 250 253
Credit Suisse Group AG
2.193% due 06/05/26 (Ê)(Þ) 330 334
4.194% due 04/01/31 (Ê)(Þ) 250 285
Danone SA
2.077% due 11/02/21 (Þ) 890 907
2.589% due 11/02/23 (Þ) 718 755
Danske Bank A/S
5.000% due 01/12/22 (Þ) 400 421
3.875% due 09/12/23 (Þ) 200 212
5.375% due 01/12/24 (Þ) 862 960
1.226% due 06/22/24 (Þ) 200 201
Deutsche Bank AG
4.500% due 04/01/25 238 233
4.296% due 05/24/28 (Ê) 180 165
DP World PLC
5.625% due 09/25/48 (Þ) 200 218
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 265 363
Ecopetrol SA
5.875% due 09/18/23 776 830
5.375% due 06/26/26 60 63
5.875% due 05/28/45 350 366
Electricite de France SA
6.000% due 01/22/14 (Þ) 614 788
Enbridge, Inc.
3.700% due 07/15/27 687 758
Enel SpA
Series 658A
3.500% due 04/06/28 (Þ) 706 759
Eni SpA
4.250% due 05/09/29 (Þ) 658 712
Equate Petrochemical BV
4.250% due 11/03/26 (Þ) 200 211
Equinor ASA
2.650% due 01/15/24 775 825
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 810 867
Falabella SA
4.375% due 01/27/25 (Þ) 692 724
Four Seasons Hotels, Ltd. 1st Lien Term
Loan B
2.178% due 11/30/23 (Ê) 139 131
Froneri International, Ltd. Term Loan
2.428% due 01/31/27 (Ê) 120 113
Garda World Security Corp. 2019 1ST
Lien Term Loan B
4.930% due 10/30/26 (Ê) 69 67
Gazprom PJSC Via Gaz Capital SA
6.510% due 03/07/22 (Þ) 672 721
GE Capital International Funding Co.
Unlimited Co.
Series WI
3.373% due 11/15/25 764 802
4.418% due 11/15/35 600 609
GFL Environmental, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 06/01/25 (Þ) 70 71
GFL Environmental, Inc. 1st Lien Term
Loan B
4.000% due 05/31/25 (Ê) 24 23
GlaxoSmithKline Capital PLC
2.850% due 05/08/22 256 267
2.875% due 06/01/22 510 533
Heineken NV
3.400% due 04/01/22 (Þ) 710 743
HSBC Bank PLC
7.650% due 05/01/25 375 442
HSBC Holdings PLC
2.650% due 01/05/22 721 743
3.900% due 05/25/26 220 244
2.099% due 06/04/26 (Ê) 200 202
4.041% due 03/13/28 (Ê) 410 453
4.583% due 06/19/29 (Ê) 400 462
4.950% due 03/31/30 200 239
3.973% due 05/22/30 (Ê) 200 222
6.250% due 12/31/99 (Ê)(ƒ) 200 199
6.500% due 12/31/99 (Ê)(ƒ) 200 205
ICICI Bank, Ltd.
4.000% due 03/18/26 (Þ) 782 805
Indonesia Government International
Bond
3.500% due 01/11/28 210 223
4.350% due 01/11/48 240 270
3.700% due 10/30/49 540 561
Series REGS
3.750% due 04/25/22 430 446
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 400 407
3.375% due 01/12/23 (Þ) 200 206
5.017% due 06/26/24 (Þ) 292 299
3.875% due 01/12/28 (Þ) 846 874
Inversiones CMPC SA
4.500% due 04/25/22 (Þ) 214 224
Israel Government International Bond
2.750% due 07/03/30 200 220
KazMunayGas National Co. JSC
5.375% due 04/24/30 (Þ) 200 226
Kuwait Government International Bond
3.500% due 03/20/27 (Þ) 210 234
Lloyds Banking Group PLC
4.050% due 08/16/23 742 807
4.375% due 03/22/28 200 232
4.550% due 08/16/28 400 469
6.657% due 12/29/49 (Ê)(ƒ)(Þ) 108 122
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 682 723
LYB Finance Co. BV
8.100% due 03/15/27 (Þ) 186 249
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 308 306
Methanex Corp.
5.250% due 12/15/29 221 194
Mexico Government International Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.050% due 01/11/40 30 37
4.750% due 03/08/44 20 21
4.350% due 01/15/47 610 611
Mitsubishi UFJ Financial Group, Inc.
2.998% due 02/22/22 534 553
Mondelez International Holdings
Netherlands BV
2.000% due 10/28/21 (Þ) 726 739
NBK SPC, Ltd.
2.750% due 05/30/22 (Þ) 714 728
NXP BV / NXP Funding LLC
4.625% due 06/15/22 (Þ) 693 738
Panther BF Aggregator, LP Term Loan B
3.678% due 04/30/26 (Ê) 318 302
Park Aerospace Holdings, Ltd.
5.250% due 08/15/22 (Þ) 50 47
Pernod Ricard SA
4.450% due 01/15/22 (Þ) 150 158
Peru Government International Bond
6.550% due 03/14/37 30 46
5.625% due 11/18/50 160 252
Petrobras Global Finance BV
Series WI
5.299% due 01/27/25 1,905 1,984
Petroleos Mexicanos
6.625% due 06/15/35 10 8
Series WI
4.625% due 09/21/23 100 96
6.875% due 08/04/26 220 208
Prosus NV
4.850% due 07/06/27 (Þ) 250 280
Provincia de Buenos Aires
6.500% due 02/15/23 (~)(Ê)(Þ) 140 58
Qatar Government International Bond
4.817% due 03/14/49 (Þ) 410 539
4.400% due 04/16/50 (Þ) 360 446
Republic of Peru Government
International Bond
2.783% due 01/23/31 130 139
Royal Bank of Canada
1.150% due 06/10/25 120 120
Series GMTN
1.600% due 04/17/23 200 205
Royal Bank of Scotland Group PLC
6.125% due 12/15/22 70 76
3.875% due 09/12/23 200 216
5.125% due 05/28/24 420 459
4.519% due 06/25/24 (Ê) 200 217
4.269% due 03/22/25 (Ê) 200 217
7.648% due 12/31/49 (Ê)(ƒ) 136 197
Royal Caribbean Cruises, Ltd.
5.250% due 11/15/22 258 201
Sands China, Ltd.
3.800% due 01/08/26 (Þ) 200 206
Series WI
5.125% due 08/08/25 400 433
Santander UK Group Holdings PLC

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
86 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 11/07/23 (Þ) 238 259
Class N
4.750% due 09/15/25 (Þ) 701 760
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 768 798
Schneider Electric SE
2.950% due 09/27/22 (Þ) 800 840
Shell International Finance BV
2.375% due 08/21/22 770 803
2.375% due 04/06/25 773 821
2.875% due 05/10/26 40 44
2.750% due 04/06/30 100 108
4.375% due 05/11/45 320 397
4.000% due 05/10/46 80 94
3.250% due 04/06/50 230 247
Shire Acquisitions Investments Ireland
DAC
2.400% due 09/23/21 782 798
Siemens Financieringsmaatschappij NV
1.700% due 09/15/21 (Þ) 250 254
2.700% due 03/16/22 (Þ) 769 798
Skandinaviska Enskilda Banken AB
2.800% due 03/11/22 225 234
Societe Generale SA
5.000% due 01/17/24 (Þ) 700 757
Standard Chartered PLC
3.785% due 05/21/25 (Ê)(Þ) 447 473
7.014% due 12/30/49 (Ê)(ƒ)(Þ) 111 124
Stars Group Holdings BV Term Loan B
3.808% due 07/10/25 (Ê) 5 5
Sumitomo Mitsui Financial Group, Inc.
2.442% due 10/19/21 790 809
Series 5FXD
2.058% due 07/14/21 90 92
Suncor Energy, Inc.
3.600% due 12/01/24 688 743
Swedbank AB
1.300% due 06/02/23 (Þ) 200 202
Syngenta Finance NV
3.125% due 03/28/22 718 728
Telecom Italia Capital SA
6.375% due 11/15/33 276 311
Telecom Italia SpA
6.000% due 09/30/34 394 428
Telefonica Emisiones SA
4.570% due 04/27/23 682 749
5.213% due 03/08/47 150 188
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/22 40 39
Teva Pharmaceutical Finance IV BV
3.650% due 11/10/21 20 20
Teva Pharmaceutical Finance
Netherlands III BV
2.200% due 07/21/21 140 137
2.800% due 07/21/23 330 312
3.150% due 10/01/26 370 330
Toronto-Dominion Bank (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.750% due 06/12/23 240 241
1.150% due 06/12/25 110 111
Total Capital Canada, Ltd.
2.750% due 07/15/23 770 824
Total Capital International SA
4.250% due 12/15/21 230 243
2.700% due 01/25/23 713 752
Trust Fibra Uno
5.250% due 01/30/26 (Þ) 685 721
UBS AG
1.750% due 04/21/22 (Þ) 220 224
UBS Group AG
3.491% due 05/23/23 (Þ) 270 283
2.859% due 08/15/23 (Ê)(Þ) 200 207
4.253% due 03/23/28 (Þ) 200 227
3.126% due 08/13/30 (Ê)(Þ) 200 216
7.000% due 12/31/99 (Ê)(ƒ)(Þ) 660 686
UniCredit SpA
6.572% due 01/14/22 (Þ) 1,042 1,101
Vale Overseas, Ltd.
6.875% due 11/21/36 180 235
Vodafone Group PLC
4.375% due 05/30/28 220 262
7.000% due 04/04/79 (Ê) 311 365
Woori Bank
4.750% due 04/30/24 (Þ) 734 801
Ziggo Secured Finance BV Term Loan I
2.685% due 04/30/28 (Ê) 16 15
88,106
Loan Agreements - 1.4%
Air Medical Group Holdings, Inc. 1st
Lien Term Loan B
4.250% due 04/28/22 (Ê) 115 111
Allied Universal Holdco Term Loan B
4.428% due 07/12/26 (Ê) 323 313
American Airlines, Inc. 1st Lien Term
Loan B
2.185% due 12/14/23 (Ê) 79 63
APi Group DE, Inc. Term Loan B
2.678% due 10/01/26 (Ê) 318 306
Asurion LLC 1st Lien Term Loan B7
3.178% due 11/03/24 (Ê) 188 181
Asurion LLC Term Loan B4
3.178% due 08/04/22 (Ê) 185 180
Asurion LLC Term Loan B6
3.178% due 11/03/23 (Ê) 70 67
Atlantic Aviation FBO, Inc. Term Loan B
3.930% due 12/06/25 (Ê) 20 18
Berry Global, Inc. Term Loan W
2.177% due 10/01/22 (Ê) 114 110
Brickman Group, Ltd. 1st Lien Term
Loan B
2.688% due 08/15/25 (Ê) 18 17
2.750% due 08/15/25 (~)(Ê) 22 21
Caesars Entertainment Operating Co.
LLC 1st Lien Term Loan B
2.178% due 10/06/24 (Ê) 133 133

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Caesars Resort Collection  LLC 2020
Term Loan
0.000% due 06/19/25 (~)(Ê)(v) 160 150
Caesars Resort Collection LLC 1st Lien
Term Loan B
2.928% due 12/22/24 (Ê) 138 122
Change Healthcare Holdings LLC 1st
Lien Term Loan B
3.500% due 03/01/24 (Ê) 374 358
Charter Communications Operating LLC
Term Loan B1
1.930% due 04/30/25 (Ê) 325 313
Citadel Securities, LP Term Loan B
2.928% due 02/27/26 (Ê) 268 260
CityCenter Holdings LLC Term Loan B
3.000% due 04/18/24 (Ê) 47 43
CSC Holdings LLC 2019 Term Loan B5
2.685% due 04/15/27 (Ê) 50 47
Dcert Buyer, Inc. Term Loan B
4.178% due 10/16/26 (Ê) 329 317
Deerfield Dakota Holding, LLC 2020
Term Loan B
4.750% due 04/09/27 (Ê) 250 243
Dell International LLC Term Loan B
2.750% due 09/19/25 (Ê) 214 208
Delta Air Lines, Inc. Term Loan B
5.750% due 04/29/23 (Ê) 230 225
Edelman Financial Center LLC Term
Loan B1
3.180% due 07/19/25 (Ê) 69 66
Elanco Animal Health, Inc. Term Loan B
1.940 due 02/04/27 (Ê) 270 257
Eyecare Partners LLC Delayed Draw
Term Loan
0.000% due 02/20/27 (Ê)
(
ƕ
)(v) 19 17
Eyecare Partners LLC Term Loan
4.058% due 02/20/27 (Ê) 81 73
First Eagle Holdings, Inc. Term Loan B
2.808% due 02/02/27 (Ê) 49 47
Focus Financial Partners LLC 2020
Term Loan
2.178% due 07/03/24 (Ê) 149 142
Genesee & Wyoming, Inc. New Term
Loan
2.308% due 12/30/26 (Ê) 249 240
Golden Nugget, Inc. 1st Lien Term Loan
B
3.250% due 10/04/23 (Ê) 256 202
Grifols Worldwide Operations USA, Inc.
Term Loan B
2.109% due 11/15/27 (Ê) 279 268
HCA, Inc. Term Loan B12
1.928% due 03/13/25 (Ê) 47 46
Hilton Worldwide Finance LLC Term
Loan B
1.935% due 06/21/26 (Ê) 345 325
iHeartCommunications , Inc. 2020 Term
Loan
3.178% due 05/01/26 (Ê) 258 237
Intrawest Resorts Holdings, Inc. 1st Lien
Term Loan B1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.928% due 07/31/24 (Ê) 138 130
Jaguar Holding Co. II 1st Lien Term
Loan
3.500% due 08/18/22 (Ê) 185 183
Jane Street Group LLC Term Loan
3.178% due 01/07/25 (Ê) 317 308
Level 3 Financing, Inc. Term Loan B
1.928% due 03/01/27 (Ê) 148 140
MA Finance Co. LLC 1st Lien Term
Loan B
0.000% due 06/21/24 (Ê)(v) 4 4
McAfee LLC Term Loan B
3.934% due 09/29/24 (Ê) 327 318
Michaels Stores, Inc. 1st Lien Term
Loan B
3.500% due 01/30/23 (Ê) 36 32
3.558% due 01/30/23 (Ê) 42 38
MultiPlan , Inc. Term Loan B
3.750% due 06/07/23 (Ê) 197 187
Nexstar Broadcasting, Inc. Term Loan B4
2.923% due 09/19/26 (Ê) 385 366
Option Care Helath , Inc. Term Loan B
4.678% due 08/06/26 (Ê) 318 309
Party City Holdings, Inc. 1st Lien Term
Loan
3.250% due 08/19/22 (Ê) 2 1
4.100% due 08/19/22 (Ê) 61 29
PCI Gaming Authority Term Loan
2.678% due 05/31/26 (Ê) 79 75
Phoenix Guarantor, Inc. Term Loan B
3.435% due 03/05/26 (Ê) 122 118
Prime Security Services Borrower LLC
Term Loan B1
4.250% due 09/23/26 (Ê) 254 243
RegionalCare Hospital Partners
Holdings, Inc. Term Loan B
3.928% due 11/16/25 (Ê) 320 299
Reynolds American, Inc. Term Loan
1.928% due 02/04/27 (Ê) 163 157
Reynolds Group Holdings, Inc. 1st Lien
Term Loan B
2.928% due 02/05/23 (Ê) 70 67
RPI Intermediate Finance Trust Term
Loan B1
1.928% due 02/11/27 (Ê) 269 261
Scientific Games International, Inc.  1st
Lien Term Loan B5
3.612% due 08/14/24 (Ê) 177 156
Scientific Games International, Inc. 1st
Lien Term Loan B5
3.058% due 08/14/24 (Ê) 1 —
3.928% due 08/14/24 (Ê) 43 38
Seattle SpinCo , Inc. 1st Lien Term Loan
B3
2.678% due 06/21/24 (Ê) 26 24
Sotera Health Holdings LLC Term Loan
5.500% due 12/13/26 (Ê) 339 331
TKC Holdings, Inc. 1st Lien Term Loan
4.750% due 02/01/23 (Ê) 217 203
T-Mobile US, Inc. 2020 Term Loan

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
88 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.178% due 04/01/27 (Ê) 220 220
Trans Union LLC Term Loan B5
1.928% due 11/13/26 (Ê) 98 94
UFC Holdings LLC Term Loan
4.250% due 04/29/26 (Ê) 218 208
Univision Communications, Inc. 2020
Term Loan B
0.000% due 03/15/26 (~)(Ê)(v) 20 19
Univision Communications, Inc. Term
Loan C5
3.750% due 03/15/24 (~)(Ê) 134 123
US Foods, Inc. Term Loan B
1.928% due 06/27/23 (Ê) 90 84
3.070% due 09/13/26 (Ê) 90 83
VFH Parent LLC Term Loan B
3.188% due 03/01/26 (Ê) 290 282
VICI Properties, Inc. 1st Lien Term
Loan B
1.940% due 12/22/24 (Ê) 146 136
Virgin Media Secured Finance PLC Term
Loan
2.685% due 01/31/28 (Ê) 297 283
VVC Holdings Corp. Term Loan B
4.818% due 02/11/26 (Ê) 426 412
Western Digital Corp. 1st Lien Term
Loan B4
1.924% due 04/29/23 (Ê) 29 28
Wynn Resorts Finance LLC Term Loan A
1.930% due 09/20/24 (Ê) 347 322
12,037
Mortgage-Backed Securities - 27.7%
A10 Securitization LLC
Series 2017-AA Class B1
0.071% due 05/15/36 (Þ) 961 913
American Home Mortgage Investment
Trust
Series 2004-4 Class 4A
2.805% due 02/25/45 (Ê) 9 9
Banc of America Funding Trust
Series 2005-D Class A1
4.633% due 05/25/35 (~)(Ê) 225 222
Series 2006-6 Class 2A1
6.000% due 08/25/36 742 729
BCAP LLC Trust
Series 2010-RR7 Class 3A12
3.997% due 08/26/35 (~)(Ê)(Þ) 699 612
Bear Stearns ALT-A Trust
Series 2005-2 Class 1M1
3.236% due 03/25/35 (Ê) 598 585
Bear Stearns ARM Trust
Series 2004-3 Class 2A
4.017% due 07/25/34 (~)(Ê) 109 101
Bear Stearns Commercial Mortgage
Securities Trust
Series 2007-T26 Class AM
5.513% due 01/12/45 (~)(Ê) 72 66
BX Commercial Mortgage Trust
Series 2018-BILT Class C
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.405% due 05/15/30 (Ê)(Þ) 1,650 1,493
Series 2018-BIOA Class D
1.506% due 03/15/37 (Ê)(Þ) 790 754
Series 2018-BIOA Class E
4.424% due 03/15/37 (Ê)(Þ) 1,575 1,439
Series 2018-IND Class G
2.235% due 11/15/35 (Ê)(Þ) 133 128
Series 2019-XL Class A
1.105% due 10/15/36 (Ê)(Þ) 1,051 1,045
BXP Trust
Series 2017-GM Class A
3.379% due 06/13/39 (Þ) 818 896
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (Ê)(Þ) 987 933
Series 2019-LIFE Class G
3.435% due 12/15/37 (Ê)(Þ) 1,651 1,548
CHL Mortgage Pass-Through Trust
Series 2005-3 Class 1A2
3.066% due 04/25/35 (Ê) 6 5
Citigroup Commercial Mortgage Trust
Series 2013-375P Class A
3.251% due 05/10/35 (Þ) 170 177
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 1,418 1,380
Series 2019-SST2 Class F
2.685% due 12/15/36 (Ê)(Þ) 430 406
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2 Class 1A2A
4.913% due 05/25/35 (~)(Ê) 216 217
Series 2005-11 Class A2A
4.820% due 10/25/35 (Ê) 4 4
Series 2015-2 Class 5A1
2.740% due 03/25/47 (Ê)(Þ) 119 119
Commercial Mortgage Trust
Series 2013-300P Class A1
4.353% due 08/10/30 (Þ) 195 209
Series 2013-CR6 Class B
3.397% due 03/10/46 (Þ) 211 212
Series 2014-277P Class A
3.732% due 08/10/49 (~)(Ê)(Þ) 205 220
Series 2016-GCT Class A
2.681% due 08/10/29 (Þ) 140 141
Series 2019-521F Class D
1.735% due 06/15/34 (Ê)(Þ) 899 847
CORE Mortgage Trust
Series 2019-CORE Class D
1.835% due 12/15/31 (Ê)(Þ) 1,520 1,452
Countrywide Alternative Loan Trust
Series 2007-16CB Class 1A5
2.886% due 08/25/37 (Ê) 388 289
Credit Suisse Mortgage Capital
Certificates
Series 2017-CHOP Class G
8.093% due 07/15/32 (Ê)(Þ) 600 370
Series 2019-ICE4 Class A

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 89
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.165% due 05/15/36 (Ê)(Þ) 170 168
Series 2019-ICE4 Class E
2.335% due 05/15/36 (Ê)(Þ) 1,282 1,224
Credit Suisse Mortgage Securities Corp.
Trust
4.764% due 12/15/22 680 620
Credit Suisse Mortgage Trust
Series 2018-J1 Class A2
3.500% due 02/25/48 (~)(Ê)(Þ) 965 1,000
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 985 910
Deephaven Residential Mortgage Trust
Series 2018-4A Class A1
4.080% due 10/25/58 (~)(Ê)(Þ) 1,563 1,577
Deutsche Bank Commercial Mortgage
Trust
Series 2016-C3 Class A5
2.890% due 08/10/49 240 257
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
3.685% due 06/27/37 (~)(Ê)(Þ) 381 363
Eagle Re, Ltd.
Series 2020-1 Class M1A
1.068% due 01/25/30 (Ê)(Þ) 511 503
Fannie Mae
4.500% due 2024 2 2
4.500% due 2025 100 107
2.560% due 2028 370 405
2.790% due 2029 300 337
3.160% due 2029 49 56
3.260% due 2029 30 35
2.260% due 2030 199 216
3.500% due 2030 85 90
2.600% due 2031 375 415
2.765% due 2031 100 112
2.770% due 2031 100 112
2.850% due 2031 100 113
5.000% due 2031 88 97
2.500% due 2032 1,149 1,216
6.000% due 2032 18 21
2.500% due 2033 1,420 1,504
3.000% due 2033 828 882
3.500% due 2033 602 645
5.000% due 2033 5 6
3.500% due 2034 125 134
5.500% due 2034 16 18
2.500% due 2035 2,465 2,611
4.500% due 2035 367 401
5.500% due 2037 94 109
5.500% due 2038 419 483
6.000% due 2039 37 43
4.000% due 2040 255 287
5.500% due 2040 478 549
6.000% due 2040 110 128
4.000% due 2041 418 465
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 2041 116 136
3.500% due 2043 1,116 1,205
4.000% due 2044 858 970
3.500% due 2045 1,367 1,475
3.000% due 2046 798 848
3.500% due 2046 398 427
4.000% due 2046 1,246 1,361
4.500% due 2046 442 502
3.000% due 2047 3,594 3,815
3.500% due 2047 2,328 2,528
4.000% due 2047 730 778
4.500% due 2047 442 478
3.500% due 2048 2,178 2,307
4.500% due 2048 6,305 6,832
5.000% due 2048 874 955
3.000% due 2049 7,148 7,666
3.500% due 2049 908 975
4.000% due 2049 1,435 1,566
4.500% due 2049 213 230
5.000% due 2049 1,190 1,298
2.000% due 2050 4,400 4,487
2.500% due 2050 16,020 16,830
2.500% due 2050 3,675 3,900
2.500% due 2050 1,800 1,877
3.000% due 2050 9,917 10,557
3.000% due 2050 4,294 4,585
3.500% due 2050 3,888 4,131
4.000% due 2056 1,035 1,142
4.500% due 2056 255 284
5.500% due 2056 238 265
3.500% due 2057 751 817
4.000% due 2057 140 155
4.500% due 2057 211 236
15 Year TBA(Ï)
2.000% 2,900 2,998
30 Year TBA(Ï)
2.000% 2,200 2,250
2.500% 2,400 2,501
Fannie Mae Aces
Series 2019-M4 Class A2
3.610% due 02/25/31 90 107
Series 2019-M5 Class A2
3.273% due 02/25/29 150 173
Series 2019-M6 Class A2
3.450% due 01/01/29 170 196
Fannie Mae Connecticut Avenue
Securities
Series 2014-C02 Class 1M2
5.086% due 05/25/24 (Ê) 739 647
Series 2014-C03 Class 1M2
5.486% due 07/25/24 (Ê) 1,397 1,223
Series 2014-C04 Class 1M2
5.068% due 11/25/24 (Ê) 685 703
Series 2016-C04 Class 1M2
4.418% due 01/25/29 (Ê) 41 43
Series 2016-C06 Class 1M2
4.418% due 04/25/29 (Ê) 1,784 1,863

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
90 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-C01 Class 1M2
3.718% due 07/25/29 (Ê) 681 692
Series 2017-C05 Class 1M2
2.368% due 01/25/30 (Ê) 589 577
Series 2017-C07 Class 1M2
2.568% due 05/25/30 (Ê) 294 287
Series 2018-C03 Class 1M2
2.318% due 10/25/30 (Ê) 700 688
Series 2019-R07 Class 1M2
2.268% due 10/25/39 (Ê)(Þ) 710 688
Fannie Mae REMICS
2.000% due 07/25/50 (Š) 100 101
Series 1999-56 Class Z
7.000% due 12/18/29 8 9
Series 2004-W5 Class A1
6.000% due 02/25/47 147 176
Series 2005-24 Class ZE
5.000% due 04/25/35 169 193
Series 2012-35 Class SC
Interest Only STRIP
4.015% due 04/25/42 (Ê) 19 4
Series 2012-55 Class PC
3.500% due 05/25/42 581 632
Series 2013-54 Class BS
Interest Only STRIP
3.665% due 06/25/43 (Ê) 87 21
Series 2013-124 Class SB
Interest Only STRIP
3.465% due 12/25/43 (Ê) 99 21
Series 2016-23 Class ST
Interest Only STRIP
3.515% due 11/25/45 (Ê) 328 71
Series 2016-61 Class BS
Interest Only STRIP
3.615% due 09/25/46 (Ê) 277 53
Series 2017-76 Class SB
Interest Only STRIP
3.615% due 10/25/57 (Ê) 307 58
Series 2017-85 Class SC
Interest Only STRIP
3.715% due 11/25/47 (Ê) 61 12
Fannie Mae-Aces
Series 2013-M6 Class 1AC
3.552% due 02/25/43 (~)(Ê) 85 95
Series 2018-M9 Class APT2
3.228% due 04/25/28 (~)(Ê) 200 224
Series 2019-M1 Class A2
3.673% due 09/25/28 (~)(Ê) 80 94
Series 2019-M19 Class A2
2.560% due 09/25/29 389 428
Series 2019-M23 Class 3A3
2.720% due 10/25/31 (~)(Ê) 200 216
Series 2019-M27 Class A2
2.700% due 11/25/40 100 112
Series 2019-M28 Class AV
2.232% due 02/25/27 262 280
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Flagstar Mortgage Trust
Series 2017-2 Class A5
3.500% due 10/25/47 (~)(Ê)(Þ) 404 409
Series 2018-2 Class A4
3.500% due 04/25/48 (~)(Ê)(Þ) 197 203
Freddie Mac
3.500% due 2030 88 93
2.500% due 2031 4,023 4,260
4.500% due 2034 140 154
5.500% due 2038 302 352
6.000% due 2038 70 82
5.000% due 2040 185 213
4.000% due 2041 1,081 1,220
4.500% due 2041 185 206
5.500% due 2041 194 223
3.500% due 2043 858 945
4.000% due 2044 484 534
3.500% due 2045 1,362 1,490
4.000% due 2045 966 1,046
3.000% due 2046 2,792 3,026
4.000% due 2046 283 305
4.500% due 2046 222 242
2.542% due 2047(~)(Ê) 229 237
3.000% due 2047 1,008 1,086
3.000% due 2048 165 178
3.500% due 2048 64 68
4.000% due 2048 673 716
4.500% due 2048 463 498
5.000% due 2048 162 177
3.000% due 2049 553 589
4.000% due 2049 1,246 1,322
4.500% due 2049 676 740
5.000% due 2049 260 283
2.500% due 2050 3,145 3,313
3.000% due 2050 8,887 9,436
3.500% due 2050 3,023 3,190
4.000% due 2050 190 203
4.500% due 2050 285 308
5.000% due 2050 427 466
Series 2020-1 Class M
4.250% due 08/25/59 (~)(Ê)(Þ) 720 638
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2016-K058 Class X1
Interest Only STRIP
0.926% due 08/25/26 (~)(Ê) 4,082 201
Series 2019-K091 Class A2
3.505% due 03/25/29 110 130
Freddie Mac Reference REMICS
Series 2006-R007 Class ZA
6.000% due 05/15/36 197 235
Freddie Mac REMICS
Series 2003-2624 Class QH
5.000% due 06/15/33 61 70
Series 2010-3632 Class PK
5.000% due 02/15/40 121 136
Series 2010-3653 Class B

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 91
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 04/15/30 188 207
Series 2011-3973 Class SA
Interest Only STRIP
4.017% due 12/15/41 (Ê) 302 69
Series 2012-4010 Class KM
3.000% due 01/15/42 105 112
Series 2018-4813 Class CJ
3.000% due 08/15/48 72 75
Series 2019-RR01 Class X
Interest Only STRIP
1.534% due 06/25/28 (~)(Ê) 2,500 255
Freddie Mac Strips
Series 2014-334 Class S7
Interest Only STRIP
3.627% due 08/15/44 (Ê) 142 31
Series 2016-353 Class S1
Interest Only STRIP
3.527% due 12/15/46 (Ê) 68 14
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-HQ2 Class M3
3.918% due 09/25/24 (Ê) 522 533
Series 2015-DN1 Class M3
4.318% due 01/25/25 (Ê) 417 423
Series 2015-DNA3 Class M3
4.868% due 04/25/28 (Ê) 830 864
Series 2015-DNA3 Class M3F
6.186% due 04/25/28 (Ê) 760 771
Series 2016-DNA2 Class M3
4.818% due 10/25/28 (Ê) 1,686 1,755
Series 2016-DNA4 Class M3
3.968% due 03/25/29 (Ê) 2,141 2,162
Series 2017-DNA1 Class M2
3.418% due 07/25/29 (Ê) 675 681
Series 2017-DNA2 Class B1
5.318% due 10/25/29 (Ê) 510 527
Series 2017-DNA2 Class M2
5.936% due 10/25/29 (Ê) 440 446
Series 2017-DNA3 Class M2
2.668% due 03/25/30 (Ê) 1,617 1,625
Series 2018-DNA2 Class M2
2.318% due 12/25/30 (Ê)(Þ) 980 942
Ginnie Mae
30 Year TBA(Ï)
2.500% 1,900 1,999
3.000% 800 847
Ginnie Mae I
3.000% due 2042 340 362
3.500% due 2048 74 79
Ginnie Mae II
3.500% due 2044 78 84
3.500% due 2045 30 32
3.000% due 2046 234 249
3.500% due 2047 295 315
4.000% due 2047 647 695
4.500% due 2048 1,537 1,649
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 2048 476 520
3.500% due 2049 235 243
4.000% due 2049 495 535
4.500% due 2049 566 605
5.000% due 2049 964 1,047
3.000% due 2050 298 316
3.500% due 2050 99 106
4.000% due 2050 99 108
Ginnie Mae REMICS
Series 2012-135 Class IO
Interest Only STRIP
0.607% due 01/16/53 (~)(Ê) 1,439 43
Series 2013-53 Class OI
Interest Only STRIP
3.500% due 04/20/43 638 65
Series 2013-107 Class AD
2.694% due 11/16/47 (~)(Ê) 188 198
Series 2014-17 Class AM
2.580% due 06/16/48 (~)(Ê) 70 73
Series 2016-21 Class ST
Interest Only STRIP
5.960% due 02/20/46 (Ê) 212 47
Series 2016-51 Class NS
Interest Only STRIP
5.860% due 04/20/46 (Ê) 98 19
Series 2018-130 Class A
3.250% due 05/16/59 42 44
Series 2019-123 Class A
3.000% due 10/20/49 89 96
Series 2020-47 Class MI
Interest Only STRIP
3.500% due 04/20/50 398 67
Series 2020-47 Class NI
Interest Only STRIP
3.500% due 04/20/50 100 18
Series 2020-H09 Class FL
1.340% due 05/20/70 (Ê) 200 208
Series 2020-H09 Class NF
1.440% due 04/20/70 (Ê) 98 101
Grace Mortgage Trust
Series 2014-GRCE Class A
3.369% due 06/10/28 (Þ) 393 394
GS Mortgage Securities Corp. II
Series 2018-SRP5 Class A
1.485% due 09/15/31 (Ê)(Þ) 490 447
GS Mortgage Securities Trust
Series 2013-GC14 Class AS
4.507% due 08/10/46 (Þ) 235 249
Series 2019-SOHO Class A
1.085% due 06/15/36 (Ê)(Þ) 630 614
Hawaii Hotel Trust
Series 2019-MAUI Class C
1.835% due 05/15/38 (Ê)(Þ) 940 846
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 1,240 1,138

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
92 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-HHV Class E
4.333% due 11/05/38 (~)(Ê)(Þ) 600 522
Series 2016-SFP Class A
2.828% due 11/05/35 (Þ) 226 223
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 1,170 1,058
Hospitality Mortgage Trust
Series 2019-HIT Class D
2.185% due 11/15/36 (Ê)(Þ) 1,225 1,100
IndyMac Index Mortgage Loan Trust
Series 2006-AR2 Class 1A1A
0.388% due 04/25/46 (Ê) 651 573
Series 2006-AR2 Class 1A1B
2.696% due 04/25/46 (Ê) 488 429
Series 2007-FLX3 Class A1
2.726% due 06/25/37 (Ê) 176 158
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.686% due 07/15/41 (~)(Ê) 18 18
Series 2016-NINE Class A
2.949% due 09/06/38 (~)(Ê)(Þ) 394 414
JPMorgan Mortgage Trust
Series 2015-3 Class A5
3.500% due 05/25/45 (~)(Ê)(Þ) 130 131
Series 2016-4 Class A5
3.500% due 10/25/46 (~)(Ê)(Þ) 379 384
Series 2017-2 Class A6
3.000% due 05/25/47 (~)(Ê)(Þ) 1,486 1,508
Series 2017-3 Class 1A5
3.500% due 08/25/47 (~)(Ê)(Þ) 361 366
Series 2017-6 Class A5
3.500% due 12/25/48 (~)(Ê)(Þ) 194 197
Series 2018-3 Class A1
3.500% due 09/25/48 (~)(Ê)(Þ) 491 502
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 2,073 2,119
Series 2018-4 Class A1
3.500% due 10/25/48 (~)(Ê)(Þ) 181 185
Series 2018-4 Class A15
3.500% due 10/25/48 (~)(Ê)(Þ) 340 343
Series 2018-5 Class A1
3.500% due 10/25/48 (~)(Ê)(Þ) 419 427
Series 2018-6 Class 1A4
3.500% due 12/25/48 (~)(Ê)(Þ) 370 370
Series 2018-8 Class A15
4.000% due 01/25/49 (~)(Ê)(Þ) 55 55
Series 2018-8 Class A5
4.000% due 01/25/49 (~)(Ê)(Þ) 747 754
Series 2018-9 Class A15
4.000% due 02/25/49 (~)(Ê)(Þ) 32 32
Series 2018-LTV1 Class A4
4.000% due 04/25/49 (~)(Ê)(Þ) 891 910
Series 2019-INV2 Class A3
3.500% due 02/25/50 (~)(Ê)(Þ) 738 755
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Legacy Mortgage Asset Trust
Series 2019-GS7 Class A1
3.250% due 11/25/59 (~)(Ê)(Þ) 686 682
LSTAR Securities Investment, Ltd.
Series 2019-4 Class A1
1.673% due 05/01/24 (Ê)(Þ) 394 363
ML-CFC Commercial Mortgage Trust
Series 2007-5 Class AJ
5.450% due 08/12/48 (~)(Ê) 127 73
Series 2007-5 Class AJFL
5.450% due 08/12/48 (~)(Ê)(Þ) 126 73
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2016-C31 Class A1
1.511% due 11/15/49 146 147
Morgan Stanley Capital I Trust
Series 2011-C3 Class A4
4.118% due 07/15/49 78 79
Series 2015-MS1 Class A4
3.779% due 05/15/48 (~)(Ê) 200 221
Series 2016-UBS9 Class A4
3.594% due 03/15/49 205 221
Series 2018-BOP Class E
2.135% due 06/15/35 (Ê)(Þ) 1,732 1,529
Series 2018-SUN Class E
2.135% due 07/15/35 (Ê)(Þ) 1,955 1,740
Series 2019-BPR Class A
1.585% due 05/15/36 (Ê)(Þ) 350 310
Morgan Stanley Capital I, Inc.
Series 2019-NUGS Class E
3.744% due 12/15/36 (Ê)(Þ) 1,970 1,735
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,500 1,405
Series 2017-237P Class XA
Interest Only STRIP
0.468% due 09/13/39 (~)(Ê)(Þ) 8,761 204
Series 2017-237P Class XB
Interest Only STRIP
0.050% due 09/13/39 (~)(Ê)(Þ) 5,418 34
MSCG Trust
Series 2015-ALDR Class A2
3.577% due 06/07/35 (~)(Ê)(Þ) 255 250
Natixis Commercial Mortgage Securities
Trust
Series 2019-FAME Class A
3.047% due 08/15/34 (Þ) 440 433
New Residential Mortgage Loan Trust
Series 2019-NQM4 Class A2
2.644% due 09/25/59 (~)(Ê)(Þ) 428 427
Nomura Resecuritization Trust
Series 2015-4R Class 1A14
2.670% due 03/26/47 (Ê)(Þ) 1,162 917
One Market Plaza Trust
Series 2017-1MKT Class C
4.016% due 02/10/32 (Þ) 217 223

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 93
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-1MKT Class D
4.146% due 02/10/32 (Þ) 500 500
Series 2017-1MKT Class E
4.142% due 02/10/32 (Þ) 595 589
PMT Credit Risk Transfer Trust
Series 2019-1R Class A
2.170% due 03/27/24 (Ê)(Þ) 332 327
Series 2019-3R Class A
2.870% due 10/27/22 (Ê)(Þ) 533 504
Radnor RE, Ltd.
Series 2020-1 Class M1A
1.118% due 02/25/30 (Ê)(Þ) 567 560
RBS Commercial Funding, Inc. Trust
Series 2013-GSP Class A
3.961% due 01/15/32 (~)(Ê)(Þ) 200 203
Residential Accredit Loans, Inc.
Series 2006-QO7 Class 2A1
3.247% due 09/25/46 (Ê) 837 732
Residential Asset Securitization Trust
Series 2003-A15 Class 1A2
2.936% due 02/25/34 (Ê) 16 14
SBALR Commercial Mortgage Trust
Series 2020-RR1 Class C
3.979% due 02/13/53 (~)(Ê) 410 401
Sequoia Mortgage Trust
Series 2013-4 Class A3
1.550% due 04/25/43 (~)(Ê) 1,059 1,060
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 404 417
Structured Adjustable Rate Mortgage
Loan Trust
Series 2006-5 Class 3A
4.249% due 06/25/36 (~)(Ê) 1,044 808
Tharaldson Hotel Portfolio Trust
Series 2018-THL Class A
0.925% due 11/11/34 (Ê)(Þ) 243 230
Verus Securitization Trust
Series 2019-4 Class A1
2.642% due 11/25/59 (~)(Ê)(Þ) 1,185 1,204
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2003-AR7 Class A7
4.148% due 08/25/33 (~)(Ê) 43 41
Series 2004-AR4 Class A6
4.453% due 06/25/34 (~)(Ê) 382 364
Series 2005-10 Class 3CB1
6.000% due 11/25/35 741 681
Series 2006-AR1 Class 2A1A
3.467% due 01/25/46 (Ê) 305 295
Wells Fargo Commercial Mortgage Trust
Series 2017-RB1 Class XA
Interest Only STRIP
1.403% due 03/15/50 (~)(Ê) 1,925 126
Wells Fargo Mortgage-Backed Securities
Trust
Series 2006-AR5 Class 1A1
5.079% due 04/25/36 (~)(Ê) 922 883
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.847% due 06/20/44 (~)(Ê)(Þ) 457 474
Worldwide Plaza Trust
Series 2017-WWP Class A
3.526% due 11/10/36 (Þ) 452 498
240,479
Non-US Bonds - 4.6%
Argentina Treasury Bond
Series CER
1.000% due 08/05/21 ARS 6,790 71
Argentine Bonos del Tesoro
18.200% due 10/03/21 ARS 5,600 44
Brazil Notas do Tesouro Nacional
Series NTNB
6.000% due 05/15/45 BRL 218 169
Series NTNF
10.000% due 01/01/23 BRL 3,497 730
10.000% due 01/01/25 BRL 1,887 406
10.000% due 01/01/27 BRL 465 101
Canadian Government International
Bond
0.750% due 09/01/21 CAD 857 635
1.500% due 06/01/23 CAD 1,259 959
2.250% due 06/01/25 CAD 966 777
1.000% due 06/01/27 CAD 972 745
Colombian Titulos de Tesoreria
Series B
10.000% due 07/24/24 COP 7,318,000 2,396
6.000% due 04/28/28 COP 2,418,700 653
Indonesia Treasury Bond
Series FR56
8.375% due 09/15/26 IDR 4,651,000 351
Series FR59
7.000% due 05/15/27 IDR 6,282,000 440
Series FR68
8.375% due 03/15/34 IDR 8,068,000 594
Series FR77
8.125% due 05/15/24 IDR 2,537,000 188
Series FR78
8.250% due 05/15/29 IDR 15,784,000 1,176
Italy Buoni Poliennali Del Tesoro
2.300% due 10/15/21 EUR 3,130 3,624
Japan 10 Year Government International
Bond
Series 356
0.100% due 09/20/29 JPY 67,950 635
Japan 20 Year Government International
Bond
Series 170
0.300% due 09/20/39 JPY 60,000 545
Malaysia Government International Bond
Series 0111
4.160% due 07/15/21 MYR 150 36
Series 0114
4.181% due 07/15/24 MYR 4,640 1,155
Series 0116

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
94 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.800% due 08/17/23 MYR 2,149 523
Series 0117
3.882% due 03/10/22 MYR 440 106
Series 0119
3.906% due 07/15/26 MYR 215 54
Series 0218
3.757% due 04/20/23 MYR 1,887 458
Series 0314
4.048% due 09/30/21 MYR 610 146
Series 0319
3.478% due 06/14/24 MYR 83 20
Mexican Bonos
Series M 20
8.500% due 05/31/29 MXN 27,440 1,413
Series M 30
10.000% due 11/20/36 MXN 20,523 1,207
Series M
7.750% due 05/29/31 MXN 9,123 449
7.750% due 11/13/42 MXN 82,307 3,911
8.000% due 11/07/47 MXN 38,160 1,860
Mexican Bonos de Desarrollo
Series M
7.750% due 11/23/34 MXN 5,144 254
Peru Government International Bond
5.700% due 08/12/24 PEN 3,310 1,086
6.900% due 08/12/37 PEN 1,861 631
Russian Federal Bond - OFZ
Series 6207
8.150% due 02/03/27 RUB 48,740 789
Series 6219
7.750% due 09/16/26 RUB 31,660 501
Series 6224
6.900% due 05/23/29 RUB 56,020 851
Series 6225
7.250% due 05/10/34 RUB 1,960 31
Series 6228
7.650% due 04/10/30 RUB 61,470 979
Series 6230
7.700% due 03/16/39 RUB 42,470 699
Singapore Government International
Bond
1.250% due 10/01/21 SGD 972 706
3.125% due 09/01/22 SGD 461 351
2.750% due 07/01/23 SGD 836 642
3.000% due 09/01/24 SGD 823 652
2.125% due 06/01/26 SGD 2,930 2,285
3.500% due 03/01/27 SGD 316 268
2.875% due 07/01/29 SGD 549 461
2.875% due 09/01/30 SGD 1,200 1,019
Spain Government International Bond
1.950% due 07/30/30 (Þ) EUR 840 1,086
39,868
United States Government Treasuries - 9.3%
United States Treasury Inflation Indexed
Bonds
0.125% due 01/15/22 640 649
0.375% due 07/15/23 5,462 5,694
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.375% due 07/15/25 3,480 3,721
3.375% due 04/15/32 3,186 4,744
2.125% due 02/15/40 1,109 1,636
1.375% due 02/15/44 1,739 2,374
1.000% due 02/15/46 1,007 1,302
0.875% due 02/15/47 2,284 2,915
1.000% due 02/15/48 759 1,004
1.000% due 02/15/49 3,108 4,151
0.250% due 02/15/50 1,476 1,657
United States Treasury Notes
1.500% due 11/30/21 4,985 5,079
0.125% due 05/31/22 3,380 3,377
1.875% due 05/31/22 1,155 1,193
1.625% due 08/15/22 5,350 5,516
1.750% due 05/15/23 4,025 4,206
1.375% due 06/30/23 300 311
1.250% due 07/31/23 1,510 1,560
1.250% due 08/31/24 270 281
2.000% due 02/15/25 2,035 2,197
0.375% due 04/30/25 520 522
2.125% due 05/15/25 265 289
2.000% due 08/15/25 1,298 1,409
3.000% due 10/31/25 425 485
2.250% due 11/15/25 1,165 1,284
1.625% due 02/15/26 1,578 1,688
2.250% due 03/31/26 660 730
1.625% due 05/15/26 1,860 1,993
1.500% due 08/15/26 1,110 1,183
0.500% due 04/30/27 20 20
2.375% due 05/15/27 480 542
0.500% due 05/31/27 2,525 2,528
2.750% due 02/15/28 425 496
2.375% due 05/15/29 305 352
2.750% due 11/15/42 735 941
2.875% due 05/15/43 130 170
3.125% due 08/15/44 570 777
2.875% due 08/15/45 1,650 2,174
3.000% due 05/15/47 235 320
2.750% due 11/15/47 1,100 1,438
3.000% due 02/15/48 505 691
3.125% due 05/15/48 440 616
3.375% due 11/15/48 300 441
2.000% due 02/15/50 2,050 2,346
1.250% due 05/15/50 3,740 3,591
80,593
Total Long-Term Investments
(cost $723,918) 742,403
Common Stocks - 0.0%
Financial Services - 0.0%
Escrow GM Corp.(Æ)(Š) 80,000
—
Technology - 0.0%
Sungard Availability Services, LP(Æ)(Š) 1,760
—
Total Common Stocks
(cost $44) —

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 95
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 13.2%
ABB Treasury Center, Inc.
4.000% due 06/15/21 (Þ) 220 227
Apple, Inc.
2.000% due 11/13/20 80 81
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/21 BRL 4,005 764
Chubb INA Holdings, Inc.
2.300% due 11/03/20 20 20
Daimler Finance NA LLC
2.875% due 03/10/21 (Þ) 320 323
Dell International LLC / EMC Corp.
4.420% due 06/15/21 (Þ) 430 442
Delta Air Lines, Inc.
3.400% due 04/19/21 170 165
DNB Bank ASA
2.375% due 06/02/21 (Þ) 550 560
Fannie Mae
4.316% due 01/01/21 (~)(Ê) 314 316
Federal Home Loan Banks
0.200% due 10/07/20 (Ê) 660 660
Freddie Mac
0.120% due 09/10/20 (Ê) 290 290
General Motors Financial Co., Inc.
2.450% due 11/06/20 30 30
Gilead Sciences, Inc.
2.550% due 09/01/20 120 120
JPMorgan Chase & Co.
4.250% due 10/15/20 300 303
2.550% due 03/01/21 30 30
Kinder Morgan Energy Partners, LP
3.500% due 03/01/21 30 30
Malaysia Government International Bond
Series 0315
3.659% due 10/15/20 MYR 1,310 307
Netflix, Inc.
5.375% due 02/01/21 60 61
Nordea Bank AB
4.875% due 05/13/21 (Þ) 265 274
Occidental Petroleum Corp.
1.398% due 02/08/21 (Ê) 190 187
4.850% due 03/15/21 80 79
Poland Government International Bond
5.125% due 04/21/21 550 571
Progress Energy, Inc.
4.400% due 01/15/21 30 30
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Royal Bank of Canada
2.150% due 10/26/20 70 70
Series GMTN
3.200% due 04/30/21 70 72
Singapore Government International
Bond
2.250% due 06/01/21 SGD 321 234
Svenska Handelsbanken AB
Series BKNT
3.350% due 05/24/21 250 256
Time Warner Cable LLC
4.125% due 02/15/21 150 153
Toronto-Dominion Bank (The)
3.250% due 06/11/21 90 92
U.S. Cash Management Fund(@) 76,277,276(∞) 76,270
United States Treasury Bills
0.108% due 07/16/20 (ç)(ž) 7,370 7,369
0.129% due 08/13/20 (ç)(ž) 7,513 7,512
0.133% due 09/10/20 (ž) 7,515 7,514
0.148% due 10/08/20 (ž) 3,618 3,617
0.156% due 11/05/20 (ž) 2,293 2,291
Series WI
0.134% due 08/18/20 (ç)(ž) 1,970 1,970
United States Treasury Notes
1.125% due 06/30/21 340 343
UnitedHealth Group, Inc.
3.875% due 10/15/20 10 10
Class A
2.700% due 07/15/20 70 70
US Bank NA
Series BKNT
3.150% due 04/26/21 250 255
Wells Fargo & Co.
2.500% due 03/04/21 400 406
4.600% due 04/01/21 220 227
Westpac Banking Corp.
2.600% due 11/23/20 80 81
Total Short-Term Investments
(cost $115,006) 114,682
Total Investments - 98.6%
(identified cost $838,968) 857,085
Other Assets and Liabilities,
Net - 1.4%
12,520
Net Assets - 100.0%
869,605

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
96 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
19.5%
1011778 BC Unlimited Liability Co. / New Red Finance, Inc. 03/15/19 120,000 100.56 121
120
A10 Securitization LLC 06/23/17 961,000 100.00 961
913
ABB Treasury Center, Inc. 03/05/19 220,000 100.91 222
227
AbbVie, Inc. 11/12/19 480,000 100.88 484
534
AbbVie, Inc. 11/12/19 100,000 99.89 100
109
AbbVie, Inc. 11/12/19 440,000 99.92 440
455
AbbVie, Inc. 11/12/19 390,000 99.92 390
415
AbbVie, Inc. 03/25/20 20,000 97.60 20
24
AbbVie, Inc. 05/12/20 285,000 102.70 293
297
AbbVie, Inc. 05/12/20 706,000 102.79 726
739
AbbVie, Inc. 05/12/20 60,000 107.99 65
67
AbbVie, Inc. 05/12/20 60,000 107.99 65
67
AbbVie, Inc. 05/12/20 10,000 116.28 12
12
Abu Dhabi Government International Bond 10/03/17 200,000 99.84 200
207
Abu Dhabi Government International Bond 04/08/20 520,000 96.15 500
614
ACE Securities Corp. Mortgage Loan Trust 03/08/17 526,497 93.76 494
495
Adani Abbot Point Terminal Pty, Ltd. 02/01/19 253,000 91.77 232
218
Air Liquide Finance SA 09/03/19 733,000 99.69 731
742
Alimentation Couche-Tard, Inc. 09/19/17 702,000 102.83 722
753
Ambac Assurance Corp. 02/09/17 881 31.23 —
1
Ambac LSNI LLC 02/09/17 3,716,094 99.00 3,747
3,670
Anglo American Capital PLC 09/06/17 200,000 99.97 200
210
Anglo American Capital PLC 05/14/20 712,000 107.69 767
804
AP Moller - Maersk A/S 05/12/20 767,000 99.30 762
823
Applebee's Funding LLC / IHOP Funding LLC 05/28/19 340,000 100.00 340
301
Avis Budget Rental Car Funding LLC 04/16/19 600,000 100.35 602
608
Banco de Bogota SA 09/22/17 686,000 104.41 716
696
Banco de Credito del Peru 12/04/19 693,000 104.46 724
730
Banco Inbursa SA Institucion de Banca Multiple 01/06/20 711,000 103.69 737
730
Bangkok Bank PCL 11/09/18 219,000 99.53 218
230
Banistmo SA 12/07/17 729,000 100.52 733
728
Bausch Health Cos., Inc. 04/15/20 70,000 109.58 77
73
Bausch Health Cos., Inc. 05/11/20 110,000 100.00 110
111
Bayer US Finance LLC 08/02/18 726,000 100.54 730
792
BBVA Bancomer SA 01/06/20 667,000 107.80 719
711
BCAP LLC Trust 07/21/16 699,396 76.03 532
612
BCAP LLC Trust 03/20/17 518,799 86.17 447
455
BCAP LLC Trust 03/20/17 817,141 86.20 704
717
Berkshire Hathaway Energy Co. 04/07/20 699,000 108.23 757
796
Bharti Airtel International Netherlands BV 09/26/19 693,000 104.42 724
724
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/04/16 732,188 99.73 730
682
Blue Racer Midstream LLC / Blue Racer Finance Corp. 02/25/19 20,000 101.49 20
20
BMW US Capital LLC 03/20/18 20,000 98.41 20
20
BNP Paribas SA 08/07/18 200,000 99.55 199
230
BNP Paribas SA 01/03/19 260,000 100.00 260
288
BNP Paribas SA 06/02/20 200,000 100.00 200
204
BNP Paribas SA 06/10/20 722,000 111.50 805
809
Bristol-Myers Squibb Co. 05/07/19 190,000 100.11 190
213
Bristol-Myers Squibb Co. 05/07/19 400,000 101.60 406
433
Bristol-Myers Squibb Co. 05/07/19 170,000 99.25 169
198
Bristol-Myers Squibb Co. 05/07/19 90,000 99.83 90
94
Bristol-Myers Squibb Co. 11/20/19 70,000 100.27 70
71
Bristol-Myers Squibb Co. 11/20/19 30,000 103.02 31
32
Bristol-Myers Squibb Co. 11/20/19 230,000 107.37 247
262
Bristol-Myers Squibb Co. 11/20/19 380,000 108.49 412
447
Bristol-Myers Squibb Co. 11/20/19 80,000 127.15 102
113
Broadcom, Inc. 04/06/20 280,000 104.11 291
315
Broadcom, Inc. 05/05/20 220,000 99.87 220
234
Broadcom, Inc. 05/05/20 180,000 99.99 180
186
BX Commercial Mortgage Trust 03/02/18 1,575,000 99.47 1,567
1,439
BX Commercial Mortgage Trust 06/01/18 1,650,000 100.00 1,650
1,493
BX Commercial Mortgage Trust 03/05/19 133,000 100.47 134
128
BX Commercial Mortgage Trust 04/18/19 790,000 100.06 790
754

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 97
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
BX Commercial Mortgage Trust 10/09/19 1,050,941 100.00 1,051
1,045
BXP Trust 10/30/17 818,000 100.70 824
896
CAL Funding II, Ltd. 12/10/19 244,200 101.66 248
247
CAL Funding III, Ltd. 06/28/17 553,700 99.99 554
554
CAMB Commercial Mortgage Trust 01/25/19 1,651,000 100.00 1,651
1,548
CAMB Commercial Mortgage Trust 01/25/19 987,000 100.13 988
933
Cameron LNG LLC 12/05/19 40,000 100.00 40
43
Cameron LNG LLC 12/05/19 230,000 102.72 236
253
Cargill, Inc. 04/20/20 110,000 100.11 110
112
Carlyle Global Market Strategies CLO, Ltd. 11/07/19 761,000 99.61 758
748
Carrier Global Corp. 02/13/20 40,000 100.00 40
41
Carrier Global Corp. 02/13/20 90,000 100.00 90
92
Carrier Global Corp. 02/13/20 20,000 100.00 20
20
Carrier Global Corp. 02/13/20 160,000 100.22 160
160
Carrier Global Corp. 02/18/20 60,000 101.65 61
58
Carrier Global Corp. 02/18/20 60,000 101.75 61
59
Carrier Global Corp. 06/16/20 50,000 99.85 50
50
CCO Holdings LLC / CCO Holdings Capital Corp. 03/04/20 270,000 100.32 271
273
CCO Holdings LLC / CCO Holdings Capital Corp. 04/14/20 10,000 101.97 10
10
Cedar Funding, Ltd. 07/03/18 1,600,000 100.00 1,600
1,561
Cigna Corp. 02/04/20 335,000 134.47 450
478
Citigroup Commercial Mortgage Trust 01/12/17 170,000 102.46 174
177
Citigroup Commercial Mortgage Trust 02/12/19 1,418,000 0.99 1,402
1,380
Citigroup Commercial Mortgage Trust 02/21/19 430,000 100.00 430
406
Citigroup Mortgage Loan Trust, Inc. 02/01/17 119,483 97.82 117
119
Commercial Mortgage Trust 01/22/16 195,000 1.06 206
209
Commercial Mortgage Trust 02/17/16 205,000 103.69 213
220
Commercial Mortgage Trust 07/25/16 140,000 102.12 143
141
Commercial Mortgage Trust 11/21/16 211,000 100.79 213
212
Commercial Mortgage Trust 06/05/19 899,000 100.00 899
847
Commerzbank AG 06/24/20 213,000 113.52 242
240
CORE Mortgage Trust 03/01/19 1,520,000 100.00 1,520
1,452
Credit Agricole SA 06/11/20 734,000 110.05 808
811
Credit Agricole SA 06/09/20 250,000 100.00 250
253
Credit Suisse Group AG 03/27/20 250,000 100.00 250
285
Credit Suisse Group AG 06/02/20 330,000 100.00 330
334
Credit Suisse Mortgage Capital Certificates 06/20/17 600,000 99.58 598
370
Credit Suisse Mortgage Capital Certificates 05/28/19 170,000 100.00 170
168
Credit Suisse Mortgage Capital Certificates 05/28/19 1,282,000 100.00 1,282
1,224
Credit Suisse Mortgage Trust 06/26/18 964,907 97.69 943
1,000
DAE Funding LLC 11/01/18 20,000 100.00 20
19
Daimler Finance NA LLC 08/12/19 320,000 100.37 321
323
Danone SA 10/26/16 890,000 99.95 890
907
Danone SA 04/22/19 718,000 100.10 719
755
Danske Bank A/S 01/11/19 400,000 101.62 406
421
Danske Bank A/S 03/11/19 862,000 104.59 911
960
Danske Bank A/S 09/17/19 200,000 102.65 205
212
Danske Bank A/S 06/16/20 200,000 100.00 200
201
DBGS Mortgage Trust 04/03/19 985,000 101.36 998
910
DCP Midstream Operating, LP 12/11/19 30,000 104.90 31
27
Deephaven Residential Mortgage Trust 03/03/20 1,563,232 101.42 1,585
1,577
Dell International LLC / EMC Corp. 05/17/16 430,000 100.91 434
442
Delta Air Lines Pass-Through Trust 04/27/20 1,412,000 102.35 1,448
1,457
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 380,533 100.60 383
363
Dividend Solar Loans LLC 06/28/19 338,618 99.99 339
341
DNB Bank ASA 10/22/19 550,000 100.24 551
560
DP World PLC 10/03/19 200,000 115.29 231
218
Dresdner Funding Trust I 06/23/20 265,000 138.43 367
363
Dryden 50 Senior Loan Fund 07/24/17 1,230,000 100.00 1,230
1,209
Eagle Re, Ltd. 01/27/20 511,000 100.00 511
503
Education Loan Asset-Backed Trust I 07/24/19 580,000 99.35 576
568
Electricite de France SA 04/24/20 614,000 130.60 802
788
Enel SpA 01/05/18 706,000 101.06 713
759
Eni SpA 09/26/19 658,000 108.77 716
712

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
98 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Equate Petrochemical BV 10/27/16 200,000 99.17 198
211
Falabella SA 01/03/20 692,000 104.42 723
724
Fannie Mae Connecticut Avenue Securities 10/29/19 710,000 100.02 710
688
Flagstar Mortgage Trust 10/26/17 403,580 101.37 409
409
Flagstar Mortgage Trust 04/13/18 197,477 98.63 195
203
Flatiron CLO, Ltd. 11/21/19 1,000,000 100.09 1,001
983
Freddie Mac 03/05/20 720,000 105.28 758
638
Freddie Mac Structured Agency Credit Risk Debt Notes 02/26/20 980,000 101.39 994
942
Fresenius Medical Care US Finance II, Inc. 06/16/16 110,000 102.51 113
119
Fresenius Medical Care US Finance II, Inc. 09/19/17 236,000 104.69 247
250
Gazprom PJSC Via Gaz Capital SA 02/01/19 672,000 105.34 708
721
GFL Environmental, Inc. 04/22/20 70,000 100.00 70
71
Glencore Funding LLC 10/12/16 40,000 100.96 40
44
Glencore Funding LLC 09/13/17 330,000 100.95 333
354
Glencore Funding LLC 01/16/19 60,000 94.68 57
64
Glencore Funding LLC 03/05/19 410,000 100.88 414
439
Goldentree Loan Management US CLO 2, Ltd. 10/26/18 1,860,000 100.03 1,861
1,821
Goldentree Loan Management US CLO 2, Ltd. 04/24/20 1,147,000 100.00 1,147
1,150
Grace Mortgage Trust 05/19/17 393,000 103.06 405
394
GS Mortgage Securities Corp. II 06/06/18 490,000 100.00 490
447
GS Mortgage Securities Trust 07/20/16 235,000 111.77 263
249
GS Mortgage Securities Trust 05/31/19 630,000 100.00 630
614
Guardian Life Global Funding 06/16/20 50,000 99.91 50
50
GUSAP III, LP 05/13/20 837,000 89.16 746
821
Hanesbrands, Inc. 08/10/18 10,000 98.33 10
10
Hanesbrands, Inc. 08/13/18 70,000 101.87 71
71
Hanesbrands, Inc. 04/30/20 80,000 100.39 80
81
Hawaii Hotel Trust 05/16/19 940,000 100.00 940
846
Heineken NV 10/22/19 710,000 102.17 725
743
Hilton Domestic Operating Co., Inc. 04/16/20 40,000 100.00 40
40
Hilton Domestic Operating Co., Inc. 04/16/20 120,000 100.32 120
120
Hilton USA Trust 11/22/16 1,261,397 89.21 1,152
1,138
Hilton USA Trust 11/22/16 578,602 89.21 528
522
Hilton USA Trust 05/26/17 226,000 99.72 225
223
HMH Trust 06/09/17 1,170,000 99.99 1,170
1,058
Hospitality Mortgage Trust 05/16/19 1,225,291 100.00 1,225
1,100
ICICI Bank, Ltd. 09/06/18 782,000 101.37 793
805
Intesa Sanpaolo SpA 07/10/17 400,000 100.17 401
407
Intesa Sanpaolo SpA 01/05/18 200,000 99.86 200
206
Intesa Sanpaolo SpA 04/22/19 846,000 96.16 814
874
Intesa Sanpaolo SpA 06/22/20 292,000 104.45 305
299
Inversiones CMPC SA 09/22/17 214,000 102.26 219
224
JPMorgan Chase Commercial Mortgage Securities Trust 10/30/17 394,000 98.92 390
414
JPMorgan Mortgage Trust 03/06/19 369,619 99.97 370
370
JPMorgan Mortgage Trust 03/30/17 130,256 101.34 132
131
JPMorgan Mortgage Trust 08/09/17 361,360 102.54 371
366
JPMorgan Mortgage Trust 10/26/17 379,294 101.04 383
384
JPMorgan Mortgage Trust 03/23/18 2, 072,938 100.93 2, 121
2,119
JPMorgan Mortgage Trust 03/23/18 491,088 100.93 503
502
JPMorgan Mortgage Trust 04/25/18 182,005 98.87 180
185
JPMorgan Mortgage Trust 04/25/18 337,446 98.87 334
343
JPMorgan Mortgage Trust 04/25/18 420,086 98.87 416
427
JPMorgan Mortgage Trust 08/16/18 54,573 100.47 55
55
JPMorgan Mortgage Trust 08/16/18 748,141 100.47 750
754
JPMorgan Mortgage Trust 09/20/18 31,735 100.52 32
32
JPMorgan Mortgage Trust 03/08/19 1,485,695 98.10 1,457
1,508
JPMorgan Mortgage Trust 05/30/19 193,713 100.87 195
197
JPMorgan Mortgage Trust 09/18/19 738,478 101.20 747
755
JPMorgan Mortgage Trust 05/15/20 890,752 103.35 921
910
KazMunayGas National Co. JSC 04/17/18 200,000 100.00 200
226
Kinder Morgan, Inc. 04/23/20 703,000 108.85 765
794
KKR Group Finance Co. II LLC 02/20/15 10,000 109.59 11
12
Kraft Heinz Foods Co. 04/14/20 261,000 103.86 271
266
Kraft Heinz Foods Co. 05/04/20 30,000 100.00 30
32

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 99
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Kraft Heinz Foods Co. 05/04/20 80,000 100.00 80
85
Kuwait Government International Bond 03/13/17 210,000 99.31 209
234
Lamb Weston Holdings, Inc. 12/01/16 60,000 99.74 60
62
Lamb Weston Holdings, Inc. 05/07/20 10,000 100.00 10
11
LCM XXIII, Ltd. 01/29/20 1,020,000 100.00 1,020
998
LCM XXV, Ltd. 07/10/17 1,124,000 100.00 1,124
1,099
Legacy Mortgage Asset Trust 05/23/19 419,129 100.00 419
418
Legacy Mortgage Asset Trust 06/01/20 685,891 98.46 675
682
Levi Strauss & Co. 04/14/20 70,000 100.52 70
70
Lloyds Banking Group PLC 06/22/20 108,000 111.83 121
122
LSTAR Securities Investment, Ltd. 05/17/19 394,108 100.00 394
363
Lukoil International Finance BV 09/19/17 682,000 103.99 709
723
LYB Finance Co. BV 02/15/19 186,000 117.99 219
249
Madison Park Funding XIII, Ltd. 11/07/19 574,000 99.66 572
565
Madison Park Funding XVIII, Ltd. 12/01/17 872,000 100.65 878
858
Madison Park Funding XXVI, Ltd. 09/05/17 780,000 100.00 780
762
Magnetite XVIII, Ltd. 10/31/18 1,488,000 100.00 1,488
1,466
Marks & Spencer PLC 09/25/19 308,000 114.44 352
306
Mars, Inc. 03/26/19 30,000 99.73 30
34
Mars, Inc. 03/26/19 60,000 99.95 60
64
Midwest Connector Capital Co. LLC 06/04/19 267,000 101.27 270
274
Midwest Connector Capital Co. LLC 06/10/20 769,000 104.93 807
808
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 120,000 98.75 119
120
ML-CFC Commercial Mortgage Trust 08/05/16 126,270 82.42 104
73
Mondelez International Holdings Netherlands BV 10/22/19 726,000 99.95 726
739
Morgan Stanley Capital I Trust 07/19/18 1,955,000 100.00 1,955
1,740
Morgan Stanley Capital I Trust 08/15/18 1,732,000 100.00 1,732
1,529
Morgan Stanley Capital I Trust 04/24/19 350,000 100.00 350
310
Morgan Stanley Capital I, Inc. 12/12/19 1,970,000 99.44 1,959
1,735
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,418,000 0.62 34
34
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 8,761,000 2.33 204
204
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,500,000 97.29 1,459
1,405
MSCG Trust 05/19/15 255,000 101.37 258
250
National Securities Clearing Corp. 04/16/20 250,000 99.91 250
254
Natixis Commercial Mortgage Securities Trust 08/29/19 440,000 102.86 453
433
NBK SPC, Ltd. 09/30/19 714,000 100.54 718
728
Nestle Holdings, Inc. 01/03/20 698,000 104.23 728
759
New Residential Mortgage Loan Trust 09/09/19 428,065 100.00 428
427
New York Life Global Funding 06/17/20 90,000 99.90 90
90
NGPL PipeCo LLC 09/26/19 553,000 129.30 715
675
Nomura Resecuritization Trust 07/22/16 1,161,676 59.68 693
917
Nordea Bank AB 06/04/19 265,000 101.67 269
274
Northern Natural Gas Co. 08/02/18 631,000 109.02 688
753
NXP BV / NXP Funding LLC 05/02/19 693,000 103.24 715
738
NXP BV / NXP Funding LLC / NXP USA, Inc. 04/29/20 80,000 100.52 80
84
One Market Plaza Trust 02/15/17 500,000 100.02 500
500
One Market Plaza Trust 02/15/17 217,000 102.65 223
223
One Market Plaza Trust 02/15/17 595,000 97.98 583
589
Otis Worldwide Corp. 02/19/20 60,000 100.00 60
63
Otis Worldwide Corp. 02/19/20 60,000 100.00 60
63
Otis Worldwide Corp. 02/19/20 170,000 99.99 170
178
Park Aerospace Holdings, Ltd. 02/25/19 50,000 101.55 51
47
Pernod Ricard SA 06/13/16 150,000 102.91 154
158
PMT Credit Risk Transfer Trust 03/21/19 332,054 100.00 332
327
PMT Credit Risk Transfer Trust 10/11/19 533,335 100.00 533
504
Preston Ridge Partners Mortgage LLC 02/14/20 2,642,300 99.84 2,637
2,627
Preston Ridge Partners Mortgage LLC 06/18/20 613,674 100.62 617
618
Prime Security Services Borrower LLC / Prime Finance, Inc. 09/13/19 60,000 101.80 61
62
Prime Security Services Borrower LLC / Prime Finance, Inc. 09/20/19 70,000 102.29 72
72
Principal Life Global Funding II 06/16/20 40,000 99.92 40
40
Prosus NV 06/29/17 250,000 100.00 250
280
Provincia de Buenos Aires 02/08/17 140,000 99.80 140
58
Qatar Government International Bond 10/03/19 410,000 123.75 507
539
Qatar Government International Bond 04/07/20 360,000 100.00 360
446

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
100 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Radnor RE, Ltd. 01/21/20 567,000 100.00 567
560
Raytheon Technologies Corp. 06/08/20 708,000 106.56 754
762
Raytheon Technologies Corp. 06/08/20 50,000 108.52 54
54
RBS Commercial Funding, Inc. Trust 01/19/16 200,000 1.04 207
203
Reliance Holding USA, Inc. 12/04/19 684,000 104.43 714
721
Riserva CLO, Ltd. 06/10/19 940,000 100.00 940
926
Roche Holdings, Inc. 01/03/20 669,000 100.06 669
685
Rockies Express Pipeline LLC 06/23/20 306,000 94.04 288
282
Rockies Express Pipeline LLC 06/25/20 200,000 93.75 188
186
Sabal Trail Transmission LLC 08/02/18 663,000 105.60 700
740
Sands China, Ltd. 06/02/20 200,000 99.90 200
206
Santander UK Group Holdings PLC 03/05/19 701,000 102.26 717
760
Santander UK Group Holdings PLC 05/14/19 238,000 103.09 245
259
Saudi Arabian Oil Co. 04/07/20 768,000 98.67 758
798
Schlumberger Holdings Corp. 12/10/15 40,000 99.96 40
44
Schneider Electric SE 02/04/19 800,000 101.62 813
840
Sequoia Mortgage Trust 10/21/16 404,209 102.97 416
417
Shackleton CLO, Ltd. 04/04/18 930,000 100.00 930
898
Siemens Financieringsmaatschappij NV 03/05/19 250,000 98.50 246
254
Siemens Financieringsmaatschappij NV 06/04/20 769,000 103.85 799
798
SMB Private Education Loan Trust 06/04/19 190,000 100.00 190
186
Societe Generale SA 12/11/19 700,000 106.81 748
757
SoFi Professional Loan Program Trust 12/12/19 730,000 103.65 757
765
Solar Star Funding LLC 04/07/20 652,414 112.40 733
748
Spain Government International Bond 05/20/20 EUR 840,000 125.97 1,058
1,086
SpringCastle Funding Asset-Backed Notes 01/22/20 3,720,854 100.86 3,752
3,762
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/14/18 240,000 100.00 240
260
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/15/18 62,500 99.86 62
63
Standard Chartered PLC 05/13/20 447,000 104.13 465
473
Standard Chartered PLC 06/22/20 111,000 111.48 124
124
Sunrun Atlas Issuer LLC 10/17/19 593,145 99.95 593
586
Swedbank AB 05/26/20 200,000 99.89 200
202
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 12/11/19 30,000 101.60 30
29
Teachers Insurance & Annuity Association of America 06/14/16 340,000 115.19 392
437
Tennessee Gas Pipeline Co. LLC 02/19/20 210,000 99.93 210
215
Textainer Marine Containers, Ltd. 05/11/17 715,660 100.00 716
711
Tharaldson Hotel Portfolio Trust 01/22/18 243,024 99.95 243
230
THL Credit Wind River CLO, Ltd. 10/02/17 1,003,540 100.00 1,004
983
T-Mobile USA, Inc. 04/02/20 300,000 99.29 298
334
T-Mobile USA, Inc. 04/14/20 30,000 105.97 32
33
T-Mobile USA, Inc. 04/20/20 490,000 105.02 515
534
Towd Point Mortgage Trust 07/22/16 166,447 99.86 166
167
Towd Point Mortgage Trust 07/07/17 397,163 100.54 399
407
Towd Point Mortgage Trust 08/04/17 846,644 101.43 859
872
Towd Point Mortgage Trust 09/18/17 809,597 100.59 814
828
Towd Point Mortgage Trust 10/25/19 1,194,306 104.55 1,249
1,286
Towd Point Mortgage Trust 10/31/19 1,309,410 101.83 1,333
1,382
Towd Point Mortgage Trust 11/04/19 1,642,716 100.95 1,658
1,728
TransDigm , Inc. 04/09/20 80,000 102.42 82
80
TransDigm , Inc. 04/09/20 20,000 107.63 22
21
Triton Container Finance IV LLC 08/16/17 482,281 100.08 483
480
Triton Container Finance V LLC 03/13/18 192,200 99.98 192
192
Triton Container Finance VI LLC 06/07/17 532,415 99.07 527
531
Trust Fibra Uno 09/20/17 685,000 105.46 722
721
UBS AG 04/14/20 220,000 99.88 220
224
UBS Group AG 03/16/17 200,000 100.00 200
227
UBS Group AG 03/16/17 270,000 100.00 270
283
UBS Group AG 01/28/19 660,000 102.29 675
686
UBS Group AG 09/20/19 200,000 100.77 202
216
UBS Group AG 05/26/20 200,000 103.02 206
207
UniCredit SpA 01/08/19 1,042,000 102.49 1,075
1,101
USAA Capital Corp. 04/14/20 150,000 99.72 150
154

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 101
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Verus Securitization Trust 03/06/20 1,184,532 101.18 1,198
1,204
Vistra Operations Co. LLC 06/04/19 708,000 101.40 718
744
VOC Escrow, Ltd. 08/07/18 60,000 97.32 58
45
Volkswagen Group of America Finance LLC 09/26/19 699,000 102.15 714
728
Voya CLO, Ltd. 02/18/20 2,464,000 100.00 2,464
2,401
WinWater Mortgage Loan Trust 03/29/17 456,535 102.40 467
474
Woori Bank 04/22/20 734,000 106.03 778
801
Worldwide Plaza Trust 10/31/17 452,000 102.61 464
498
169,224
For a description of restricted securities see note 7 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
102 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
1011778 B.C. Unlimited Liability Co. Term Loan B4 USD 1 Month LIBOR 1.750
ACE Securities Corp. Home Equity Loan Trust USD 1 Month LIBOR 0.675
Air Medical Group Holdings, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 3.250
Allied Universal Holdco Term Loan B USD 1 Month LIBOR 4.250
Altrice France SA Term Loan B12 USD 1 Month LIBOR 3.688
Ambac LSNI LLC USD 3 Month LIBOR 10.000
American Airlines, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.000
American Home Mortgage Investment Trust USD 6 Month LIBOR 2.000
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates USD 1 Month LIBOR 1.110
APi Group DE, Inc. Term Loan B USD 1 Month LIBOR 2.500
Asset Backed Securities Corp. Home Equity Loan Trust USD 1 Month LIBOR 0.140
Asurion LLC 1st Lien Term Loan B7 USD 1 Month LIBOR 3.000
Asurion LLC Term Loan B4 USD 1 Month LIBOR 3.000
Asurion LLC Term Loan B6 USD 3 Month LIBOR 3.000
Atlantic Aviation FBO, Inc. Term Loan B USD 1 Month LIBOR 3.750
BAC Capital Trust XIV USD 3 Month LIBOR 0.400
Bank of America Corp. Secured Overnight Financing Rate 2.150
Bank of America Corp. USD 3 Month LIBOR 1.040
Bank of America Corp. USD 3 Month LIBOR 0.780
Bank of America Corp. USD 3 Month LIBOR 0.810
Bank of America Corp. USD 3 Month LIBOR 1.310
Bank of America Corp. USD 3 Month LIBOR 1.370
Bank of America Corp. USD 3 Month LIBOR 1.210
Bank of America Corp. USD 3 Month LIBOR 3.898
Bank of America Corp. USD 3 Month LIBOR 0.790
Bank of America Corp. USD 3 Month LIBOR 1.520
Bank of America Corp. USD 3 Month LIBOR 3.150
Bank of Montreal
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 1.432
Barclays PLC USD 3 Month LIBOR 1.902
Barclays PLC USD 3 Month LIBOR 3.054
Bausch Health Americas, Inc. Term Loan B USD 1 Month LIBOR 3.000
Bear Stearns ALT-A Trust USD 1 Month LIBOR 0.750
Berry Global, Inc. Term Loan W USD 1 Month LIBOR 2.000
BNC Mortgage Loan Trust USD 1 Month LIBOR 0.160
BNP Paribas SA USD 3 Month LIBOR 2.235
BNP Paribas SA Secured Overnight Financing Rate 2.074
Brickman Group, Ltd. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
BX Commercial Mortgage Trust USD 1 Month LIBOR 2.050
BX Commercial Mortgage Trust USD 1 Month LIBOR 0.920
BX Commercial Mortgage Trust USD 1 Month LIBOR 1.321
BX Commercial Mortgage Trust USD 1 Month LIBOR 1.951
BX Commercial Mortgage Trust USD 1 Month LIBOR 1.220

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 103
Variable Rate Securities
Securities Referenced Rate Spread %
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Caesars Resort Collection LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.750
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 2.550
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 3.250
Carlyle Global Market Strategies CLO, Ltd. USD 3 Month LIBOR 0.890
Cedar Funding, Ltd. USD 3 Month LIBOR 1.100
Change Healthcare Holdings LLC 1st Lien Term Loan B USD 3 Month LIBOR 2.500
Charter Communications Operating LLC Term Loan B1 USD 1 Month LIBOR 1.750
CHL Mortgage Pass-Through Trust USD 1 Month LIBOR 0.580
Citadel Securities, LP Term Loan B USD 1 Month LIBOR 2.750
Citigroup Commercial Mortgage Trust USD 1 Month LIBOR 2.500
Citigroup Mortgage Loan Trust, Inc. USD 1 Month LIBOR 0.450
Citigroup Mortgage Loan Trust, Inc.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 1 Year 2.400
Citigroup Mortgage Loan Trust, Inc. USD 1 Month LIBOR 0.250
Citigroup, Inc. USD 3 Month LIBOR 3.905
Citigroup, Inc. Secured Overnight Financing Rate 3.914
Citigroup, Inc. Secured Overnight Financing Rate 2.750
Citigroup, Inc. Secured Overnight Financing Rate 1.667
Citigroup, Inc. Secured Overnight Financing Rate 2.107
CityCenter Holdings LLC Term Loan B USD 1 Month LIBOR 2.250
Commercial Mortgage Trust USD 1 Month LIBOR 1.550
CORE Mortgage Trust USD 1 Month LIBOR 1.650
Countrywide Alternative Loan Trust USD 1 Month LIBOR 0.400
Credit A gricole SA Secured Overnight Financing Rate 1.676
Credit Suisse Group AG Secured Overnight Financing Rate 3.730
Credit Suisse Group AG Secured Overnight Financing Rate 2.044
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 2.150
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 5.350
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 0.980
CSC Holdings LLC 2019 Term Loan B5 USD 1 Month LIBOR 2.500
Dcert Buyer, Inc. Term Loan B USD 1 Month LIBOR 4.000
Deerfield Dakota Holding, LLC 2020 Term Loan B USD 1 Month LIBOR 3.750
Dell International LLC Term Loan B USD 1 Month LIBOR 2.000
Delta Air Lines, Inc. Term Loan B USD 3 Month LIBOR 4.750
Deutsche Bank AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 2.248
Dryden 50 Senior Loan Fund USD 3 Month LIBOR 1.220
Eagle Re, Ltd. USD 1 Month LIBOR 0.900
Edelman Financial Center LLC Term Loan B1 USD 1 Month LIBOR 3.000
Education Loan Asset-Backed Trust I USD 1 Month LIBOR 0.800
Energy Transfer Operating, LP
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 5.134
Eyecare Partners LLC Delayed Draw Term Loan USD 3 Month LIBOR 3.750
Eyecare Partners LLC Term Loan USD 3 Month LIBOR 3.750

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
104 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.000
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.900
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.400
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.200
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.600
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.100
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.550
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.150
Fannie Mae REMICS USD 1 Month LIBOR 6.500
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 5.950
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Federal Home Loan Banks Secured Overnight Financing Rate 0.120
Fieldstone Mortgage Investment Trust USD 1 Month LIBOR 1.950
First Eagle Holdings, Inc. Term Loan B USD 3 Month LIBOR 2.500
Flatiron CLO, Ltd. USD 3 Month LIBOR 1.250
Focus Financial Partners LLC 2020 Term Loan USD 1 Month LIBOR 2.000
Four Seasons Hotels, Ltd. 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Freddie Mac Secured Overnight Financing Rate 0.040
Freddie Mac REMICS USD 1 Month LIBOR 6.490
Freddie Mac Strips USD 1 Month LIBOR 6.000
Freddie Mac Strips USD 1 Month LIBOR 6.100
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.450
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 5.150
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.650
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.800
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.250
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.500
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.750
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.150
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.150
Froneri International, Ltd. Term Loan USD 1 Month LIBOR 2.250
Garda World Security Corp. 2019 1ST Lien Term Loan B USD 3 Month LIBOR 4.750
Genesee & Wyoming, Inc. New Term Loan USD 3 Month LIBOR 2.000
GFL Environmental, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Ginnie Mae REMICS USD 1 Month LIBOR 1.250

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 105
Variable Rate Securities
Securities Referenced Rate Spread %
Ginnie Mae REMICS USD 1 Month LIBOR 1.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Golden Nugget, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Goldentree Loan Management US CLO 2, Ltd. USD 3 Month LIBOR 1.150
Goldentree Loan Management US CLO 2, Ltd. USD 3 Month LIBOR 1.900
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.301
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 0.768
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.430
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.201
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.510
Greenpoint Manufactured Housing Contract Trust USD 1 Month LIBOR 2.000
Grifols Worldwide Operations USA, Inc. Term Loan B USD 1 Week LIBOR 2.000
GS Mortgage Securities Corp. II USD 1 Month LIBOR 1.300
GS Mortgage Securities Trust USD 1 Month LIBOR 0.900
Hawaii Hotel Trust USD 1 Month LIBOR 1.650
HCA, Inc. Term Loan B12 USD 1 Month LIBOR 1.750
Hilton Worldwide Finance LLC Term Loan B USD 1 Month LIBOR 1.750
Home Equity Asset Trust USD 1 Month LIBOR 0.410
Home Equity Asset Trust USD 1 Month LIBOR 0.280
Hospitality Mortgage Trust USD 1 Month LIBOR 2.000
HSBC Holdings PLC Secured Overnight Financing Rate 1.929
HSBC Holdings PLC USD 3 Month LIBOR 1.610
HSBC Holdings PLC USD 3 Month LIBOR 1.535
HSBC Holdings PLC USD 3 Month LIBOR 1.546
HSBC Holdings PLC USD ICE Swap Rate NY 5 Year Rate 3.453
HSBC Holdings PLC USD ICE Swap Rate NY 5 Year Rate 3.606
HSI Asset Securitization Corp. Trust USD 1 Month LIBOR 0.140
iHeartCommunications , Inc. 2020 Term Loan USD 1 Month LIBOR 3.000
IndyMac Index Mortgage Loan Trust USD 1 Month LIBOR 0.210
IndyMac Index Mortgage Loan Trust USD 1 Month LIBOR 0.240
IndyMac Index Mortgage Loan Trust USD 1 Month LIBOR 0.220
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1 USD 1 Month LIBOR 2.750
Jaguar Holding Co. II 1st Lien Term Loan USD 1 Month LIBOR 2.500
Jane Street Group LLC Term Loan USD 1 Month LIBOR 3.000
JPMorgan Chase & Co. USD 3 Month LIBOR 1.330
JPMorgan Chase & Co. USD 3 Month LIBOR 1.260
JPMorgan Chase & Co. Secured Overnight Financing Rate 2.440
JPMorgan Chase & Co. USD 3 Month LIBOR 1.000
JPMorgan Chase & Co. Secured Overnight Financing Rate 1.455
JPMorgan Chase & Co. Secured Overnight Financing Rate 2.040
JPMorgan Chase & Co. Secured Overnight Financing Rate 1.850
LCM XXIII, Ltd. USD 3 Month LIBOR 1.070

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
106 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
LCM XXV, Ltd. USD 3 Month LIBOR 1.210
Level 3 Financing, Inc. Term Loan B USD 1 Month LIBOR 1.750
Lloyds Banking Group PLC USD 3 Month LIBOR 1.270
Long Beach Mortgage Loan Trust USD 1 Month LIBOR 0.900
Long Beach Mortgage Loan Trust USD 1 Month LIBOR 1.500
LSTAR Securities Investment, Ltd. USD 1 Month LIBOR 1.500
MA Finance Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Madison Park Funding XIII, Ltd. USD 3 Month LIBOR 0.950
Madison Park Funding XVIII, Ltd. USD 3 Month LIBOR 1.190
Magnetite XVIII, Ltd. USD 3 Month LIBOR 1.080
McAfee LLC Term Loan B USD 1 Month LIBOR 3.750
Michaels Stores, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 2.500
Michaels Stores, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 2.500
Morgan Stanley Secured Overnight Financing Rate 1.990
Morgan Stanley Secured Overnight Financing Rate 3.120
Morgan Stanley Secured Overnight Financing Rate 4.840
Morgan Stanley USD 3 Month LIBOR 1.628
Morgan Stanley USD 3 Month LIBOR 0.847
Morgan Stanley USD 3 Month LIBOR 1.140
Morgan Stanley Secured Overnight Financing Rate 1.143
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.950
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.950
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.400
Morgan Stanley Capital I, Inc. USD 1 Month LIBOR 2.244
MultiPlan , Inc. Term Loan B USD 3 Month LIBOR 2.750
Navient Student Loan Trust USD 1 Month LIBOR 0.600
New Century Home Equity Loan Trust USD 1 Month LIBOR 0.480
Nexstar Broadcasting, Inc. Term Loan B4 USD 1 Month LIBOR 2.750
Nomura Resecuritization Trust USD 1 Month LIBOR 0.190
Occidental Petroleum Corp. USD 3 Month LIBOR 0.950
Option Care Helath , Inc. Term Loan B USD 1 Month LIBOR 4.500
Panther BF Aggregator, LP Term Loan B USD 1 Month LIBOR 3.500
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates USD 1 Month LIBOR 1.125
Party City Holdings, Inc. 1st Lien Term Loan USD 6 Month LIBOR 2.500
PCI Gaming Authority Term Loan USD 1 Month LIBOR 2.500
Phoenix Guarantor, Inc. Term Loan B USD 1 Month LIBOR 3.250
PMT Credit Risk Transfer Trust USD 1 Month LIBOR 2.700
PMT Credit Risk Transfer Trust USD 1 Month LIBOR 2.000
Popular ABS Mortgage Pass-Through Trust USD 1 Month LIBOR 0.250
Popular ABS Mortgage Pass-Through Trust USD 1 Month LIBOR 0.260
Prime Security Services Borrower LLC Term Loan B1 USD 12 Month LIBOR 3.250
Prudential Financial, Inc. USD 3 Month LIBOR 3.920
Radnor RE, Ltd. USD 1 Month LIBOR 0.950

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 107
Variable Rate Securities
Securities Referenced Rate Spread %
RAMP Trust USD 1 Month LIBOR 0.570
RBS Capital Trust II USD 3 Month LIBOR 1.943
RegionalCare Hospital Partners Holdings, Inc. Term Loan B USD 1 Month LIBOR 3.750
Residential Accredit Loans, Inc.
Federal Reserve U.S. 12 Month Cumulative Avg 1
year CMT 0.850
Residential Asset Securitization Trust USD 1 Month LIBOR 0.450
Reynolds American, Inc. Term Loan USD 1 Month LIBOR 1.750
Reynolds Group Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Riserva CLO, Ltd. USD 3 Month LIBOR 1.140
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 2.500
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 1.550
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 1.762
RPI Intermediate Finance Trust Term Loan B1 USD 1 Month LIBOR 1.750
Scientific Games International, Inc.  1st Lien Term Loan B5 USD 6 Month LIBOR 2.750
Seattle SpinCo , Inc. 1st Lien Term Loan B3 USD 1 Month LIBOR 2.500
Shackleton CLO, Ltd. USD 3 Month LIBOR 1.000
SLM Private Credit Student Loan Trust USD 3 Month LIBOR 0.290
SLM Private Credit Student Loan Trust USD 3 Month LIBOR 0.330
SMB Private Education Loan Trust USD 1 Month LIBOR 1.000
Sotera Health Holdings LLC Term Loan USD 1 Month LIBOR 4.500
Standard Chartered PLC USD 3 Month LIBOR 1.460
Standard Chartered PLC USD 3 Month LIBOR 1.560
Stars Group Holdings BV Term Loan B USD 3 Month LIBOR 3.500
Structured Asset Investment Loan Trust USD 1 Month LIBOR 0.720
Tharaldson Hotel Portfolio Trust USD 1 Month LIBOR 0.750
THL Credit Wind River CLO, Ltd. USD 3 Month LIBOR 1.230
TKC Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.750
T-Mobile US, Inc. 2020 Term Loan USD 1 Month LIBOR 3.000
Trans Union LLC Term Loan B5 USD 1 Month LIBOR 1.750
UBS Group AG USD 3 Month LIBOR 1.468
UBS Group AG USD 3 Month LIBOR 0.954
UBS Group AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.344
UFC Holdings LLC Term Loan USD 6 Month LIBOR 3.250
US Foods, Inc. Term Loan B USD 1 Month LIBOR 1.750
US Foods, Inc. Term Loan B USD 3 Month LIBOR 2.000
VFH Parent LLC Term Loan B USD 1 Month LIBOR 3.000
VICI Properties, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 1.750
Virgin Media Secured Finance PLC Term Loan USD 1 Month LIBOR 2.500
Vodafone Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.873
Voya CLO, Ltd. USD 3 Month LIBOR 1.020
VVC Holdings Corp. Term Loan B USD 3 Month LIBOR 4.500
Washington Mutual Mortgage Pass-Through Certificates Trust
Federal Reserve U.S. 12 Month Cumulative Avg 1
year CMT 1.070

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
108 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Wells Fargo & Co. USD 3 Month LIBOR 1.170
Wells Fargo & Co. USD 3 Month LIBOR 3.770
Wells Fargo & Co. USD 3 Month LIBOR 4.240
Wells Fargo & Co. Secured Overnight Financing Rate 2.000
Wells Fargo & Co. USD 3 Month LIBOR 1.230
Western Digital Corp. 1st Lien Term Loan B4 USD 3 Month LIBOR 1.750
Western Midstream Operating, LP USD 3 Month LIBOR 0.850
Wynn Resorts Finance LLC Term Loan A USD 1 Month LIBOR 1.750
Ziggo Secured Finance BV Term Loan I USD 1 Month LIBOR 2.500
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 591 AUD 87,934 09/20
293
Euro-BTP Futures 64 EUR 9,208 09/20
226
Eurodollar Futures 128 USD 31,907 12/20
442
Euro-OAT Futures 18 EUR 3,018 09/20
37
Japanese 10 Year Government Bond Futures 5 JPY 759,751 09/20
(1)
United States 2 Year Treasury Note Futures 192 USD 42,399 09/20
12
United States 5 Year Treasury Note Futures 797 USD 100,216 09/20
205
United States 10 Year Treasury Note Futures 970 USD 134,997 09/20
509
United States 10 Year Ultra Treasury Note Futures 51 USD 8,032 09/20
40
United States Treasury Long Bond Futures 233 USD 41,605 09/20
255
United States Treasury Ultra Bond Futures 181 USD 39,486 09/20
24
Short Positions
Australia 10 Year Government Bond Futures 23 AUD 3,422 09/20
(6)
Canadian 10 Year Government Bond Futures 55 CAD 8,460 09/20
(28)
Euro- Bobl Futures 53 EUR 7,154 09/20
(18)
Euro-Bund Futures 384 EUR 67,785 09/20
(617)
Eurodollar Futures 224 USD 55,887 03/21
(67)
Eurodollar Futures 163 USD 40,669 12/21
(259)
Euro-OAT Futures 23 EUR 3,856 09/20
(16)
Federal Fund 30 Day Futures 26 USD 10,835 06/21
4
Long Gilt Futures 66 GBP 9,084 09/20
(19)
United States 2 Year Treasury Note Futures 92 USD 20,316 09/20
(9)
United States 5 Year Treasury Note Futures 73 USD 9,179 09/20
(20)
United States 10 Year Treasury Note Futures 174 USD 24,216 09/20
(23)
United States 10 Year Ultra Treasury Note Futures 29 USD 4,567 09/20
(21)
United States Treasury Long Bond Futures 6 USD 1,072 09/20
(10)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
933

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 109
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 7,232 AUD 10,550 08/24/20 50
Bank of America NOK 140,471 USD 14,488 08/24/20 (108)
Bank of New York USD 23,772 JPY 2,558,801 08/24/20 (58)
Bank of New York JPY 3,205,182 USD 29,835 08/24/20 130
BNP Paribas USD 3,643 CAD 5,083 07/16/20 101
BNP Paribas CNY 5,450 USD 767 07/16/20 (3)
BNP Paribas EUR 20 USD 22 07/16/20 (1)
BNP Paribas EUR 550 USD 599 07/16/20 (19)
BNP Paribas EUR 1,114 USD 1,218 07/16/20 (34)
Citigroup USD 761 BRL 3,997 07/16/20 (27)
Citigroup USD 847 GBP 682 07/16/20 (2)
Citigroup USD 15,562 GBP 12,361 08/24/20 (240)
Citigroup USD 372 JPY 39,894 07/16/20 (3)
Citigroup USD 89 NZD 139 08/24/20 1
Citigroup USD 7,170 NZD 11,140 08/24/20 18
Citigroup GBP 2,639 USD 3,238 08/24/20 (32)
Citigroup RUB 16,322 USD 211 07/16/20 (18)
Goldman Sachs USD 1,304 MXN 32,104 07/16/20 90
Goldman Sachs JPY 39,894 USD 367 07/16/20 (2)
JPMorgan Chase USD 550 AUD 790 08/24/20 (5)
JPMorgan Chase USD 501 BRL 2,650 07/16/20 (14)
JPMorgan Chase USD 311 CLP 250,593 07/06/20 (6)
JPMorgan Chase USD 993 CLP 755,880 07/15/20 (73)
JPMorgan Chase USD 2,018 CNY 14,261 07/16/20 (2)
JPMorgan Chase USD 3,263 COP 11,907,989 07/16/20 (98)
JPMorgan Chase USD 5 CZK 119 09/17/20 —
JPMorgan Chase USD 1,481 EUR 1,320 08/24/20 3
JPMorgan Chase USD 4,487 GBP 3,577 08/24/20 (53)
JPMorgan Chase USD 19 HUF 5,876 09/17/20 (1)
JPMorgan Chase USD 267 INR 20,944 07/16/20 9
JPMorgan Chase USD 906 JPY 96,757 08/24/20 (9)
JPMorgan Chase USD 1,372 KRW 1,653,766 07/22/20 7
JPMorgan Chase USD 816 MXN 18,061 09/17/20 (38)
JPMorgan Chase USD 8,221 NOK 76,277 09/17/20 (293)
JPMorgan Chase USD 826 PEN 2,909 07/01/20 (5)
JPMorgan Chase USD 830 PEN 2,909 07/01/20 (9)
JPMorgan Chase USD 207 PEN 713 07/03/20 (6)
JPMorgan Chase USD 201 PEN 713 08/03/20 —
JPMorgan Chase USD 2,039 PLN 8,024 09/17/20 (11)
JPMorgan Chase USD 1,278 RUB 87,757 07/15/20 (47)
JPMorgan Chase USD 6,272 SEK 57,654 09/17/20 (79)
JPMorgan Chase USD 3,331 THB 103,159 07/29/20 6
JPMorgan Chase AUD 990 USD 678 08/24/20 (5)
JPMorgan Chase BRL 794 USD 159 07/15/20 13
JPMorgan Chase BRL 306 USD 60 07/20/20 4
JPMorgan Chase BRL 2,525 USD 487 07/22/20 23
JPMorgan Chase CAD 1,162 USD 827 08/19/20 (29)
JPMorgan Chase CHF 5,280 USD 5,469 08/19/20 (112)
JPMorgan Chase CLP 250,593 USD 307 07/06/20 2
JPMorgan Chase CLP 363,963 USD 474 07/15/20 30
JPMorgan Chase CLP 391,918 USD 480 07/15/20 3
JPMorgan Chase CNY 8,811 USD 1,239 07/16/20 (7)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
110 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase COP 12,374,759 USD 3,321 07/30/20 36
JPMorgan Chase EUR 387 USD 425 07/16/20 (10)
JPMorgan Chase EUR 8,414 USD 9,477 08/24/20 13
JPMorgan Chase HKD 644 USD 83 08/19/20 —
JPMorgan Chase IDR 25,035,556 USD 1,778 07/15/20 57
JPMorgan Chase IDR 1,762,046 USD 122 07/20/20 1
JPMorgan Chase IDR 1,762,046 USD 122 07/21/20 1
JPMorgan Chase JPY 434,608 USD 4,049 08/24/20 21
JPMorgan Chase MXN 17,892 USD 783 09/17/20 13
JPMorgan Chase MXN 18,409 USD 827 09/17/20 34
JPMorgan Chase NOK 8,299 USD 871 09/17/20 9
JPMorgan Chase NOK 12,133 USD 1,308 09/17/20 47
JPMorgan Chase NZD 6,748 USD 4,383 08/24/20 29
JPMorgan Chase PEN 2,909 USD 826 07/01/20 5
JPMorgan Chase PEN 2,909 USD 850 07/01/20 28
JPMorgan Chase PEN 713 USD 201 07/03/20 —
JPMorgan Chase PEN 2,389 USD 696 07/16/20 21
JPMorgan Chase PEN 3,463 USD 1,002 07/20/20 25
JPMorgan Chase PEN 7,313 USD 2,097 07/22/20 32
JPMorgan Chase PEN 2,909 USD 829 08/03/20 8
JPMorgan Chase PLN 1,261 USD 317 09/17/20 (1)
JPMorgan Chase PLN 1,851 USD 472 09/17/20 5
JPMorgan Chase SEK 3,373 USD 359 09/17/20 (4)
JPMorgan Chase SEK 5,136 USD 558 09/17/20 7
JPMorgan Chase SGD 689 USD 483 08/19/20 (11)
JPMorgan Chase SGD 8,494 USD 5,979 08/19/20 (115)
JPMorgan Chase THB 25,635 USD 828 07/20/20 (2)
JPMorgan Chase THB 25,635 USD 829 07/21/20 (1)
JPMorgan Chase THB 88,244 USD 2,846 07/22/20 (9)
JPMorgan Chase THB 60,259 USD 1,944 07/27/20 (6)
JPMorgan Chase THB 60,259 USD 1,944 07/29/20 (6)
Royal Bank of Canada USD 21,560 CAD 29,317 08/24/20 37
Royal Bank of Canada USD 17,893 EUR 15,845 08/24/20 (72)
Royal Bank of Canada CAD 9,556 USD 6,976 08/24/20 (63)
Royal Bank of Canada EUR 1,862 USD 2,096 08/24/20 2
UBS CHF 278 USD 293 08/24/20 (1)
UBS CHF 20,323 USD 21,409 08/24/20 (74)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)
(903)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 907 Three Month LIBOR
(2)
1.810%
(3)
06/20/24
(11) (177) (188)
Barclays USD 5,040 Three Month LIBOR
(5)
1.732%
(3)
10/02/39
— (74) (74)
Barclays MXN 40,840 7.450%
(3)
Mexico Interbank 28
Day Deposit Rate
(1)
10/23/49
17 238 255
Barclays USD 24,156 Three Month LIBOR
(3)
1.550%
(3)
12/18/49
5 (1,589) (1,584)
Barclays USD 5,708 Three Month LIBOR
(3)
1.850%
(3)
10/11/54
12 (1,246) (1,234)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 111
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 9,140 Three Month LIBOR
(5)
1.520%
(3)
11/14/54
31 (696) (665)
Citigroup BRL 1,700 7.044%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
— 14 14
Citigroup BRL 2,100 7.024%
(3)
Brazil Interbank Deposit
Rate
(5)
01/04/27
— 16 16
Citigroup BRL 2,400 7.024%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
1 18 19
Citigroup BRL 2,631 7.024%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
2 19 21
JPMorgan Chase HUF 269,360 Six Month BUBOR
(2)
0.930%
(4)
04/05/27
— 3 3
JPMorgan Chase HUF 627,060 Six Month BUBOR
(1)
1.848%
(4)
04/05/27
— (120) (120)
Merrill Lynch USD 11,733 0.600%
(3)
Three Month LIBOR
(2)
03/23/22
2 91 93
Merrill Lynch USD 32,807 0.380%
(3)
Three Month LIBOR
(2)
08/31/24
9 138 147
Merrill Lynch USD 2,848 0.100%
(3)
Federal Fund Effective
Rate
(2)
11/30/24
2 4 6
Merrill Lynch USD 6,830 0.700%
(3)
Three Month LIBOR
(2)
03/23/25
(6) 146 140
Merrill Lynch USD 1,276 Three Month LIBOR
(2)
1.650%
(3)
11/15/26
(5) (97) (102)
Merrill Lynch USD 3,573 Three Month LIBOR
(2)
1.600%
(3)
11/15/26
1 (274) (273)
Merrill Lynch USD 7,588 Three Month LIBOR
(2)
0.750%
(3)
02/15/27
1 (158) (157)
Merrill Lynch USD 9,310 0.770%
(3)
Three Month LIBOR
(2)
03/24/27
69 153 222
Merrill Lynch USD 6,024
Federal Fund
Effective Rate
(2)
0.260%
(3)
05/15/27
(20) 7 (13)
Merrill Lynch USD 1,009 Three Month LIBOR
(2)
0.900%
(3)
03/17/50
17 (14) 3
Merrill Lynch USD 516 Three Month LIBOR
(2)
1.791%
(3)
03/18/50
— 17 17
Merrill Lynch USD 519 Three Month LIBOR
(2)
1.818%
(3)
03/19/50
— 13 13
Total Open Interest Rate Swap Contracts (å)
127 (3,568) (3,441)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX High Yield Index Merrill Lynch
Sell
USD 4,513 5.000%
(2)
06/20/25
(282) 256 (26)
CDX NA High Yield Index Goldman Sachs
Sell
USD 85,000 1.000%
(2)
06/20/25
462 553 1,015
CDX NA Investment Grade
Index Merrill Lynch
Sell
USD 9,690 1.000%
(2)
06/20/25
(105) 221 116
Total Open Credit Indices Contracts (å) 75 1,030 1,105

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
112 Strategic Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 60,197 $ —
$ —
$ 60,197 6.9
Corporate Bonds and Notes — 221,123 —
—
221,123 25.4
International Debt — 8 8 , 106 —
—
8 8 , 106 10.1
Loan Agreements — 12,037 —
—
12,037 1.4
Mortgage-Backed Securities — 240,378 101
—
240,479 27.7
Non-US Bonds — 39 , 868 —
—
39 , 868 4.6
United States Government Treasuries — 80,593 —
—
80,593 9.3
Common Stocks — — — — —
Short-Term Investments — 38,41 2 —
76,27 0
114,682 13.2
Total Investments — 780,71 4 101 76,27 0 857,085 98.6
Other Assets and Liabilities, Net 1.4
100.0
Other Financial Instruments
Assets
Futures Contracts 2, 047 — — — 2, 047 0. 2
Foreign Currency Exchange Contracts — 92 1 — — 92 1 0.1
Interest Rate Swap Contracts — 969 — — 969 0.1
Credit Default Swap Contracts — 1,131 — — 1,131 0.1
A
Liabilities
Futures Contracts (1, 114 ) — — — (1, 114 ) (0.1)
Foreign Currency Exchange Contracts — (1,82 4 ) — — (1,82 4 ) (0. 2 )
Interest Rate Swap Contracts — (4,410) — — (4,410) (0. 5 )
Credit Default Swap Contracts — (26) — — (26) ( — )
*
Total Other Financial Instruments
**
$ 933 $ (3,23 9 ) $ — $ — $ (2, 306 )
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended June 30,
2020, were less than 1% of net assets.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 113
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ................................................................................
527
Australia .................................................................................
539
Brazil ......................................................................................
4,179
Canada ....................................................................................
12,027
Cayman Islands .......................................................................
206
Chile .......................................................................................
1,667
China ......................................................................................
1,233
Colombia .................................................................................
5,327
Denmark .................................................................................
2,616
Finland ...................................................................................
274
France .....................................................................................
8,599
Germany .................................................................................
1,001
India .......................................................................................
805
Indonesia ................................................................................
4,248
Ireland ....................................................................................
3,741
Israel .......................................................................................
279
Italy ........................................................................................
7,962
Japan ......................................................................................
2,634
Kazakhstan .............................................................................
226
Kuwait ....................................................................................
234
Liberia ....................................................................................
201
Luxembourg ............................................................................
169
Macao .....................................................................................
433
Malaysia ..................................................................................
2,805
Mexico ....................................................................................
13,012
Netherlands ............................................................................
13,534
Norway ....................................................................................
1,385
Panama ...................................................................................
728
Peru ........................................................................................
2,884
Poland .....................................................................................
571
Qatar .......................................................................................
984
Russia .....................................................................................
4,571
Saudi Arabia ...........................................................................
798
Singapore ................................................................................
6,618
South Korea ............................................................................
801
Spain .......................................................................................
3,293
Sweden ....................................................................................
692
Switzerland .............................................................................
2,462
Thailand ..................................................................................
230
United Arab Emirates .............................................................
1,767
United Kingdom ......................................................................
14,993
United States ...........................................................................
725,830
Total Investments .................................................................... 857,085

See accompanying notes which are an integral part of the financial statements.
114 Strategic Bond Fund
Russell Investment Funds
Strategic Bond Fund
Fair Value of Derivative Instruments — June 30, 2020 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 921 $ —
Variation margin on futures contracts* — — 2,047
Interest rate swap contracts, at fair value — — 969
Credit default swap contracts, at fair value 1,131 — —
Total
$ 1,131 $ 921 $ 3,016
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ — $ 1,114
Unrealized depreciation on foreign currency exchange contracts — 1,824 —
Interest rate swap contracts, at fair value — — 4,410
Credit default swap contracts, at fair value 26 — —
Total
$ 26 $ 1,824 $ 5,524
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments** $ — $ — $ (186)
Futures contracts — — 27,017
Options written — — 786
Interest rate swap contracts — — (2,168)
Credit default swap contracts (2,533) — —
Foreign currency exchange contracts — (1,958) —
Total
$ (2,533) $ (1,958) $ 25,449
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments*** $ — $ — $ 4
Futures contracts — — 3,762
Options written — — (19)
Interest rate swap contracts — — (4,836)
Credit default swap contracts 499 — —
Foreign currency exchange contracts — (597) —
Total
$ 499 $ (597) $ (1,089)
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
*** Includes net change in unrealized appreciation /( depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 115
Amounts in thousands
word
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 921 $ — $ 921
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 969 — 969
Credit Default Swap Contracts Credit default swap contracts, at fair value 1,131 — 1,131
Total Financial and Derivative Assets
3,021 — 3,021
Financial and Derivative Assets not subject to a netting agreement
(2,030) — (2,030)
Total Financial and Derivative Assets subject to a netting agreement
$ 991 $ — $ 991
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 50 $ 50 $ — $ —
Bank of New York
131 58 — 73
BNP Paribas
10 0 57 — 4 3
Citigroup
75 68 — 7
Goldman Sachs
90 2 — 88
JPMorgan Chase
506 506 — —
Royal Bank of Canada
39 39 — —
Total
$ 99 1 $ 780 $ — $ 21 1

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
116 Strategic Bond Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,824 $ — $ 1,824
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 4,410 — 4,410
Credit Default Swap Contracts Credit default swap contracts, at fair value 26 — 26
Total Financial and Derivative Liabilities
6,260 — 6,260
Financial and Derivative Liabilities not subject to a netting agreement
(4,436) — (4,436)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,824 $ — $ 1,824
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 10 8 $ 50 $ 58 $ —
Bank of New York 58 58 — —
BNP Paribas 57 57 — —
Citigroup 322 68 — 254
Goldman Sachs 2 2 — —
JPMorgan Chase 1,067 506 560 1
Royal Bank of Canada 135 39 — 96
UBS 75 — — 75
Total
$ 1,82 4 $ 780 $ 618 $ 42 6
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 117
Statement of Assets and Liabilities — June 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 83 8 , 968
Investments, at fair value(>) ...........................................................................................................................................................
857,085
Cash ............................................................................................................................................................................................... 4,436
Foreign currency holdings(^) ......................................................................................................................................................... 2,629
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 921
Receivables:
Dividends and interest ....................................................................................................................................................... 4,677
Dividends from affiliated funds .......................................................................................................................................... 18
Investments sold ................................................................................................................................................................ 4,567
Fund shares sold ................................................................................................................................................................ 231
From broker(a)(b)(c) ........................................................................................................................................................... 15,901
Variation margin on futures contracts ................................................................................................................................. 1,009
Prepaid expenses ........................................................................................................................................................................... 4
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 969
Credit default swap contracts, at fair value(+) ................................................................................................................................ 1,131
Total assets .................................................................................................................................................
893,578
Liabilities
Payables:
Due to broker (d) ................................................................................................................................................................ 100
Investments purchased ...................................................................................................................................................... 16,927
Fund shares redeemed ....................................................................................................................................................... 9
Accrued fees to affiliates .................................................................................................................................................... 430
Other accrued expenses ..................................................................................................................................................... 160
Variation margin on futures contracts ................................................................................................................................. 66
Deferred capital gains tax liability ..................................................................................................................................... 2
Unfunded loan commitment ............................................................................................................................................... 19
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 1,824
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 4,410
Credit default swap contracts, at fair value(+) ................................................................................................................................ 26
Total liabilities .............................................................................................................................................
23,973
Net Assets ............................................................................................................................................................
$ 869,605

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
118 Strategic Bond Fund
Statement of Assets and Liabilities, continued — June 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 43,229
Shares of beneficial interest ...........................................................................................................................................................
791
Additional paid-in capital ..............................................................................................................................................................
825,585
Net Assets ............................................................................................................................................................
$ 869,605
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 11.00
Net assets ............................................................................................................................................................................... $ 869,605,128
Shares outstanding ($.01 par value) ....................................................................................................................................... 79,081,726
Amounts in thousands
(^)     Foreign currency holdings - cost $ 2,619
(+)     Credit default swap contracts - premiums paid (received) $ 75
(•)     Interest rate swap contracts - premiums paid (received) $ 127
(>)     Investments in affiliates, U.S. Cash Management Fund $ 76,270
(a)     Receivable from Broker for Futures $ 8,707
(b)     Receivable from Broker for Swaps $ 6,364
(c)     Receivable from Broker for Forwards $ 830
(d)     Due to Broker for Swaps $ 100
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 119
Statement of Operations — For the Period Ended June 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 13
Dividends from affiliated funds ......................................................................................................................................... 194
Interest .............................................................................................................................................................................. 11, 844
Total investment income ...............................................................................................................................................................
12, 05 1
Expenses
Advisory fees .................................................................................................................................................................... 2,445
Administrative fees ........................................................................................................................................................... 222
Custodian fees ................................................................................................................................................................... 167
Transfer agent fees ........................................................................................................................................................... 20
Professional fees ............................................................................................................................................................... 79
Trustees’ fees .................................................................................................................................................................... 19
Printing fees ...................................................................................................................................................................... 63
Miscellaneous ................................................................................................................................................................... 13
Total expenses ...............................................................................................................................................................................
3,028
Net investment income (loss) ........................................................................................................................................................
9, 023
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 12,4 9 5
Futures contracts .............................................................................................................................................................. 27,017
Options written ................................................................................................................................................................. 786
Foreign currency exchange contracts ................................................................................................................................ (1,958)
Interest rate swap contracts ............................................................................................................................................... (2,168)
Credit default swap contracts ............................................................................................................................................ (2,533)
Foreign currency-related transactions ............................................................................................................................... 322
Net realized gain (loss) ..................................................................................................................................................................
33,9 6 1
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 69
Investments in affiliated funds .......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. 3,762
Options written ................................................................................................................................................................. (19)
Foreign currency exchange contracts ................................................................................................................................ (597)
Interest rate swap contracts ............................................................................................................................................... (4,836)
Credit default swap contracts ............................................................................................................................................ 499
Foreign currency-related transactions ............................................................................................................................... (8 0 )
Net change in unrealized appreciation (depreciation) ................................................................................................................... (1,2 05 )
Net realized and unrealized gain (loss) ......................................................................................................................................... 32,7 5 6
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 41,779

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
120 Strategic Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2020
(Unaudited)
Fiscal Year Ended
December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 9, 023 $ 22,858
Net realized gain (loss) ...................................................................................................................... 33,9 6 1 35,561
Net change in unrealized appreciation (depreciation) ....................................................................... (1,2 05 ) 20,909
Net increase (decrease) in net assets from operations ............................................................................. 41,779 79,328
Distributions
To shareholders ................................................................................................................................. (7,529) (36,716)
Net decrease in net assets from distributions .......................................................................................... (7,529) (36,716)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (82,415) (3,503)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(48,165) 39,109
Net Assets
Beginning of period .................................................................................................................................
917,770 878,661
End of period ..........................................................................................................................................
$ 869,605 $ 917,770
* Share transaction amounts (in thousands) for the periods ended June 30, 2020 and December 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Proceeds from shares sold 1,620 $ 17,374 2,937 $ 30,89 5
Proceeds from reinvestment of distributions 718 7,529 3,485 36,716
Payments for shares redeemed (10,197) (107,318) (6,759) (71,114)
Total increase (decrease)
(7,859) $ (82,415) (337) $ (3,503)

Russell Investment Funds
Strategic Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 122
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2020(1) 10.56 .11 .42 .53 (.09) —
December 31, 2019 10.07 .27 .65 .92 (.29) (.14)
December 31, 2018 10.37 .25 (.34) (.09) (.21) —
December 31, 2017 10.12 .20 .19 .39 (.14) —
December 31, 2016 10.27 .18 .14 .32 (.17) (.30)
December 31, 2015 10.66 .16 (.17) (.01) (.26) (.12)

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 123
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)(f)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(e)
%
Portfolio
Turnover Rate
(d)
(.09) 11.00 5.05 869,605 .68 .68 2.05 61
(.43) 10.56 9.19 917,770 .68 .68 2.52 116
(.21) 10.07 (.81) 878,661 .67 .67 2.44 96
(.14) 10.37 3.86 907,367 .67 .66 1.89 143
(.47) 10.12 3.10 850,722 .67 .65 1.72 262
(.38) 10.27 (.14) 855,909 .67 .64 1.49 225

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
124 Strategic Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2020 , the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
Advisory fees $ 390,448
Administration fees 35,495
Transfer agent fees 3,124
Trustee fees 530
$ 429,597
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 16,804 $ 442,528 $ 383,059 $ — $ (3) $ 76,270 $ 194 $ —
$ 16,804 $ 442,528 $ 383,059 $ — $ (3) $ 76,270 $ 194 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 844,342,524 $ 23,025,418 $ (12,676,191) $ 10,349,227

Russell Investment Funds
Global Real Estate Securities Fund
Shareholder Expense Example — June 30, 2020 (Unaudited)
Global Real Estate Securities Fund 125
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2020 to June 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2020 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2020 $ 811 .20 $ 1,020 .29
Expenses Paid During Period* $ 4 .14 $ 4 .62
* Expenses are equal to the Fund's annualized expense ratio of 0.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
126 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.0%
Australia - 3.3%
BGP Holdings PLC(Æ)(Š) 926,311 —
Charter Hall Group - ADR(ö) 602,868 4,101
Goodman Group(ö) 344,035 3,541
GPT Group (The)(ö) 1,588,848 4,593
Growthpoint Properties Australia, Ltd.(ö) 489,729 1,085
Mirvac Group(ö) 4,970,807 7,482
Scentre Group(ö) 1,057,735 1,593
Shopping Centres Australasia Property
Group(ö) 1,019,294 1,538
Stockland(ö) 773,887 1,778
Waypoint REIT, Ltd.(Æ)(ö) 530,556 954
26,665
Austria - 0.0%
CA Immobilien Anlagen AG 5,352 178
Belgium - 1.0%
Aedifica (ö) 34,404 3,756
VGP NV 9,571 1,221
Warehouses De Pauw CVA(ö) 104,820 2,858
7,835
Canada - 2.3%
Allied Properties Real Estate Investment
Trust(ö) 104,799 3,162
Boardwalk Real Estate Investment
Trust(ö) 99,957 2,187
Canadian Apartment Properties(ö) 120,984 4,330
Granite Real Estate Investment Trust(ö) 78,847 4,069
InterRent Real Estate Investment
Trust(Ñ)(ö) 213,534 2,254
RioCan Real Estate Investment Trust(ö) 212,109 2,400
18,402
China - 0.3%
China Overseas Land & Investment, Ltd. 434,000 1,310
China Resources Land, Ltd. 340,000 1,285
2,595
France - 1.6%
ARGAN SA(ö) 23,422 2,140
Covivio (ö) 26,496 1,918
Gecina SA(ö) 44,366 5,476
Klepierre SA - GDR(Ñ)(ö) 180,942 3,600
13,134
Germany - 5.4%
Alstria Office REIT-AG(ö) 210,618 3,137
Aroundtown SA(Æ) 84,195 482
Deutsche Wohnen SE 286,643 12,859
Instone Real Estate Group AG(Æ)(Þ) 81,133 1,758
LEG Immobilien AG 27,749 3,520
Vonovia SE 353,905 21,680
43,436
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hong Kong - 5.8%
ESR Cayman, Ltd.(Æ)(Þ) 1,666,800 3,954
Hang Lung Properties, Ltd. - ADR 2,005,000 4,753
Link Real Estate Investment Trust(ö) 1,182,000 9,645
New World Development Co., Ltd. 2,816,750 13,388
Sino Land Co., Ltd. 354,000 446
Sun Hung Kai Properties, Ltd. 775,500 9,883
Swire Properties, Ltd. 1,514,000 3,845
45,914
India - 0.1%
Ascendas India Trust 431,600 419
Japan - 10.8%
Activia Properties, Inc.(ö) 2,103 7,325
Advance Residence Investment Corp.(ö) 113 337
Daibiru Corp. 215,300 1,967
Daiwa House REIT Investment Corp.(ö) 1,440 3,391
Daiwa Securities Living Investments
Corp.(ö) 3,603 3,354
Frontier Real Estate Investment Corp.(ö) 136 430
Global One Real Estate Investment
Corp.(ö) 3,820 3,538
GLP J-REIT(Æ)(ö) 2,769 4,021
Hulic REIT, Inc.(ö) 3,225 4,010
Japan Prime Realty Investment Corp.(ö) 944 2,782
Kenedix Retail REIT Corp.(ö) 1,419 2,671
Mitsubishi Estate Co., Ltd. 909,400 13,522
Mitsui Fudosan Co., Ltd. 643,700 11,406
MORI Trust Hotel REIT, Inc.(ö) 2,065 1,885
MORI Trust Sogo REIT, Inc.(ö) 1,950 2,402
Nippon Building Fund, Inc.(ö) 731 4,161
Nippon REIT Investment Corp.(ö) 960 3,125
Nomura Real Estate Master Fund, Inc.(ö) 3,705 4,450
Orix JREIT, Inc.(ö) 233 306
Premier Investment Corp.(ö) 123 137
Sumitomo Realty & Development Co.,
Ltd. 214,300 5,893
Tokyu Fudosan Holdings Corp. 300,900 1,408
United Urban Investment Corp.(ö) 2,437 2,620
XYMAX REIT Investment Corp.(ö) 1,490 1,261
86,402
Netherlands - 0.7%
Unibail - Rodamco -Westfield(Ñ)(ö) 92,460 5,201
Norway - 0.2%
Entra ASA(Þ) 116,067 1,483
Singapore - 3.2%
CapitaLand Mall Trust Class A(Æ)(ö) 2,141,700 3,020
CapitaLand, Ltd. 1,952,100 4,100
City Developments, Ltd. 491,800 2,980
Keppel DC REIT(ö) 1,845,700 3,367
Mapletree Industrial Trust(Æ)(ö) 3,686,300 7,661
Mapletree Logistics Trust(ö) 910,000 1,270

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 127
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Parkway Life Real Estate Investment
Trust(Æ)(ö) 1,139,000 2,742
25,140
Spain - 0.4%
Arima Real Estate Socimi SA(Æ)(ö) 126,492 1,250
Inmobiliaria Colonial Socimi SA(ö) 256,792 2,259
3,509
Sweden - 1.9%
Castellum AB 285,467 5,327
Catena AB 45,436 1,788
Fabege AB 291,480 3,402
Fastighets AB Balder Class B(Æ) 116,345 4,427
14,944
Switzerland - 0.0%
PSP Swiss Property AG 2,688 302
United Kingdom - 4.5%
Assura PLC(ö) 2,254,695 2,193
Big Yellow Group PLC(ö) 148,624 1,848
British Land Co. PLC (The)(ö) 519,453 2,484
Derwent London PLC(ö) 73,912 2,540
Grainger PLC 1,102,954 3,905
Great Portland Estates PLC(ö) 26,196 205
LondonMetric Property PLC(ö) 777,546 2,028
PRS REIT PLC (The)(ö) 1,249,155 1,151
Safestore Holdings PLC(ö) 180,330 1,621
Segro PLC(ö) 928,195 10,281
Tritax EuroBox PLC(Þ) 953,426 1,205
UNITE Group PLC (The)(ö) 453,249 5,275
Urban & Civic PLC 446,990 1,290
36,026
United States - 50.5%
Agree Realty Corp.(Ñ)(ö) 157,564 10,354
Alexandria Real Estate Equities, Inc.(ö) 73,894 11,989
American Homes 4 Rent Class A(ö) 168,997 4,546
American Tower Corp.(ö) 26,959 6,970
Americold Realty Trust(ö) 83,501 3,031
Apple Hospitality REIT, Inc.(ö) 367,466 3,550
Boston Properties, Inc.(ö) 27,942 2,525
Boyd Gaming Corp. 90,198 1,885
Cousins Properties, Inc.(ö) 211,242 6,301
CyrusOne , Inc.(ö) 75,157 5,468
Digital Realty Trust, Inc.(Ñ)(ö) 59,223 8,416
Duke Realty Corp.(ö) 141,499 5,008
EastGroup Properties, Inc.(ö) 55,527 6,586
Empire State Realty Trust, Inc. Class
A(ö) 29,553 207
Equinix , Inc.(Æ)(ö) 21,473 15,080
Equity LifeStyle Properties, Inc. Class
A(ö) 122,328 7,643
Equity Residential(ö) 23,911 1,406
Essential Properties Realty Trust, Inc.(ö) 311,111 4,617
Essex Property Trust, Inc.(ö) 74,387 17,047
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Extra Space Storage, Inc.(ö) 118,669 10,961
Gaming and Leisure Properties, Inc.(ö) 153,461 5,310
Healthcare Trust of America, Inc. Class
A(ö) 195,744 5,191
Healthpeak Properties, Inc.(ö) 201,065 5,541
Highwoods Properties, Inc.(ö) 172,510 6,440
Hilton Worldwide Holdings, Inc. 39,194 2,879
Hyatt Hotels Corp. Class A(Ñ) 52,007 2,615
Invitation Homes, Inc.(ö) 619,845 17,064
Kilroy Realty Corp.(ö) 75,766 4,447
Kimco Realty Corp.(ö) 1,006,197 12,920
Life Storage, Inc.(Æ)(ö) 54,791 5,202
Medical Properties Trust, Inc.(ö) 445,870 8,382
Mid-America Apartment Communities,
Inc.(ö) 95,440 10,944
Omega Healthcare Investors, Inc.(ö) 290,908 8,649
Pebblebrook Hotel Trust(ö) 67,539 923
Prologis, Inc.(ö) 497,586 46,441
Public Storage(ö) 85,912 16,486
Realty Income Corp.(ö) 164,043 9,761
Regency Centers Corp.(ö) 149,160 6,845
Rexford Industrial Realty, Inc.(ö) 139,307 5,771
Sabra Health Care REIT, Inc.(ö) 185,748 2,680
SBA Communications Corp.(ö) 13,375 3,985
Simon Property Group, LP(ö) 252,321 17,255
Sun Communities, Inc.(ö) 51,562 6,996
UDR, Inc.(ö) 353,453 13,212
Ventas, Inc.(ö) 294,955 10,801
VICI Properties, Inc.(ö) 374,796 7,567
Welltower , Inc.(ö) 482,554 24,974
402,871
Total Common Stocks
(cost $687,719) 734,456
Short-Term Investments - 6.6%
United States - 6.6%
U.S. Cash Management Fund(@) 52,506,132 (∞) 52,501
Total Short-Term Investments
(cost $52,503) 52,501
Other Securities - 2.5%
U.S. Cash Collateral Fund(@)(x) 19,664,155 (∞) 19,664
Total Other Securities
(cost $19,664) 19,664
Total Investments - 101.1%
(identified cost $759,886) 806,621
Other Assets and Liabilities, Net
- (1.1%)
(8,925)
Net Assets - 100.0%
797,696

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
128 Global Real Estate Securities Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.1%
Entra ASA 08/04/15 NOK 116,067 9.60 1,115
1,483
ESR Cayman, Ltd. 11/12/19 HKD 1,666,800 2.22 3,694
3,954
Instone Real Estate Group AG 03/28/19 EUR 81,133 22.93 1,860
1,758
Tritax EuroBox PLC 07/04/18 GBP 953,426 1.16 1,109
1,205
8,400
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 998 USD 30,918 09/20
(538)
FTSE/EPRA Europe Index Futures 441 EUR 8,375 09/20
(523)
Hang Seng Index Futures 22 HKD 26,672 07/20
(35)
MSCI Singapore Index Futures 83 SGD 2,456 07/20
(11)
S&P/TSX 60 Index Futures 11 CAD 2,043 09/20
21
SPI 200 Index Futures 18 AUD 2,651 09/20
4
TOPIX Index Futures 43 JPY 670,154 09/20
(256)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(1,338)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America EUR 715 USD 801 09/16/20 (3)
Bank of America HKD 2,161 USD 279 09/16/20 —
Bank of America JPY 109,058 USD 1,022 09/16/20 10
Bank of New York USD 407 AUD 581 09/16/20 (6)
Bank of New York USD 341 CAD 457 09/16/20 (5)
Bank of New York USD 2,627 EUR 2,309 09/16/20 (29)
Bank of New York USD 933 HKD 7,234 09/16/20 —
Bank of New York USD 1,638 JPY 175,340 09/16/20 (12)
Bank of New York USD 474 SGD 655 09/16/20 (3)
Citigroup USD 407 AUD 581 09/16/20 (6)
Citigroup USD 340 CAD 457 09/16/20 (4)
Citigroup USD 2,631 EUR 2,309 09/16/20 (31)
Citigroup USD 933 HKD 7,234 09/16/20 —
Citigroup USD 1,638 JPY 175,340 09/16/20 (12)
Citigroup USD 474 SGD 655 09/16/20 (3)
JPMorgan Chase USD 407 AUD 581 09/16/20 (6)
JPMorgan Chase USD 341 CAD 457 09/16/20 (4)
JPMorgan Chase USD 2,630 EUR 2,309 09/16/20 (32)
JPMorgan Chase USD 933 HKD 7,234 09/16/20 —
JPMorgan Chase USD 1,637 JPY 175,340 09/16/20 (11)
JPMorgan Chase USD 473 SGD 655 09/16/20 (3)
Royal Bank of Canada USD 870 AUD 1,269 07/01/20 6

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 129
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 407 AUD 581 09/16/20 (6)
Royal Bank of Canada USD 341 CAD 457 09/16/20 (5)
Royal Bank of Canada USD 2,633 EUR 2,309 09/16/20 (35)
Royal Bank of Canada USD 1,375 HKD 10,657 07/02/20 —
Royal Bank of Canada USD 933 HKD 7,234 09/16/20 —
Royal Bank of Canada USD 365 JPY 39,208 07/01/20 (2)
Royal Bank of Canada USD 246 JPY 26,289 09/16/20 (2)
Royal Bank of Canada USD 1,637 JPY 175,340 09/16/20 (11)
Royal Bank of Canada USD 474 SGD 655 09/16/20 (3)
Royal Bank of Canada AUD 315 USD 217 09/16/20 —
Royal Bank of Canada EUR 844 USD 947 07/01/20 (1)
Royal Bank of Canada EUR 223 USD 250 09/16/20 —
Royal Bank of Canada EUR 235 USD 266 09/16/20 2
Royal Bank of Canada EUR 448 USD 509 09/16/20 4
Royal Bank of Canada HKD 5,723 USD 738 07/06/20 —
Royal Bank of Canada JPY 16,329 USD 152 09/16/20 1
Royal Bank of Canada SGD 536 USD 384 07/01/20 —
Standard Chartered USD 433 AUD 629 09/16/20 1
Standard Chartered USD 147 CAD 198 09/16/20 —
Standard Chartered USD 817 EUR 726 09/16/20 (1)
Standard Chartered USD 735 JPY 78,550 09/16/20 (7)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(219)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 26,665 $ —
$ —
$ 26,665 3 .3
Austria — 178 —
—
178 — *
Belgium — 7,835 —
—
7,835 1 .0
Canada 18,402 — —
—
18,402 2 .3
China — 2,595 —
—
2,595 0 .3
France — 13,134 —
—
13,134 1 .6
Germany — 43,436 —
—
43,436 5 .4
Hong Kong — 45,914 —
—
45,914 5 .8
India — 419 —
—
419 0 .1
Japan — 86,402 —
—
86,402 10 .8
Netherlands — 5,201 —
—
5,201 0 .7
Norway — 1,483 —
—
1,483 0 .2
Singapore — 25,140 —
—
25,140 3 .2
Spain — 3,509 —
—
3,509 0 .4
Sweden — 14,944 —
—
14,944 1 .9
Switzerland — 302 —
—
302 — *

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
130 Global Real Estate Securities Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
United Kingdom — 36,026 —
—
36,026 4 .5
United States 402,871 — —
—
402,871 50 .5
Short-Term Investments — — — 52,501 52,501 6 .6
Other Securities — — — 19,664 19,664 2 .5
Total Investments 421,273 313,183 — 72,165 806,621 101 .1
Other Assets and Liabilities, Net (1 .1)
100 .0
Other Financial Instruments
Assets
Futures Contracts 25 — — — 25 — *
Foreign Currency Exchange Contracts 6 18 — — 24 — *
A
Liabilities
Futures Contracts (1,363) — — — (1,363) (0 .2)
Foreign Currency Exchange Contracts (2) (241) — — (243) (—) *
Total Other Financial Instruments
**
$ (1,334) $ (223) $ — $ — $ (1,557)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended June 30,
2020, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Diversified ..............................................................................
230,027
Healthcare ..............................................................................
71,152
Industrial ................................................................................
104,821
Lodging/Resorts ......................................................................
11,852
Office ......................................................................................
59,331
Office Mixed ...........................................................................
1,504
Residential ..............................................................................
142,182
Retail ......................................................................................
77,469
Self Storage .............................................................................
36,118
Short-Term Investments ..........................................................
52,501
Other Securities ......................................................................
19,664
Total Investments .................................................................... 806,621

Russell Investment Funds
Global Real Estate Securities Fund
Fair Value of Derivative Instruments — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 131
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 24
Variation margin on futures contracts* 25 —
Total
$ 25 $ 24
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,363 $ —
Unrealized depreciation on foreign currency exchange contracts — 243
Total
$ 1,363 $ 243
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 4,312 $ —
Foreign currency exchange contracts — 386
Total
$ 4,312 $ 386
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (2,015) $ —
Foreign currency exchange contracts — (343)
Total
$ (2,015) $ (343)
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
132 Global Real Estate Securities Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 19,170 $ — $ 19,170
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 24 — 24
Total Financial and Derivative Assets
19,194 — 19,194
Financial and Derivative Assets not subject to a netting agreement
(5) — (5)
Total Financial and Derivative Assets subject to a netting agreement
$ 19,189 $ — $ 19,189
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 9 $ 3 $ — $ 6
Barclays
412 — 412 —
Citigroup
7,945 — 7,944 1
Credit Suisse
6,204 — 6,204 —
Fidelity
619 — 619 —
JPMorgan Chase
104 — 103 1
Merrill Lynch
2,913 — 2,913 —
Morgan Stanley
975 — 975 —
Royal Bank of Canada
7 7 — —
Standard Chartered
1 1 — —
Total
$ 19,189 $ 11 $ 19,170 $ 8

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 133
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 243 $ — $ 243
Total Financial and Derivative Liabilities
243 — 243
Financial and Derivative Liabilities not subject to a netting agreement
(2) — (2)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 241 $ — $ 241
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 3 $ 3 $ — $ —
Bank of New York 54 — — 54
Citigroup 57 — — 57
JPMorgan Chase 56 — — 56
Royal Bank of Canada 63 7 — 56
Standard Chartered 8 1 — 7
Total
$ 241 $ 11 $ — $ 230
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
134 Global Real Estate Securities Fund
Statement of Assets and Liabilities — June 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 759,886
Investments, at fair value(*)(>) ......................................................................................................................................................
806,621
Foreign currency holdings(^) ......................................................................................................................................................... 3,573
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 24
Receivables:
Dividends and interest ....................................................................................................................................................... 2,540
Dividends from affiliated funds .......................................................................................................................................... 11
Investments sold ................................................................................................................................................................ 6,000
Fund shares sold ................................................................................................................................................................ 49
Foreign capital gains taxes recoverable ............................................................................................................................. 183
From broker(a) ................................................................................................................................................................... 7,356
Prepaid expenses ........................................................................................................................................................................... 4
Total assets .................................................................................................................................................
826,361
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 6,544
Fund shares redeemed ....................................................................................................................................................... 141
Accrued fees to affiliates .................................................................................................................................................... 574
Other accrued expenses ..................................................................................................................................................... 166
Variation margin on futures contracts ................................................................................................................................. 1,333
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 243
Payable upon return of securities loaned ....................................................................................................................................... 19,664
Total liabilities .............................................................................................................................................
28,665
Net Assets ............................................................................................................................................................
$ 797,696

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 135
Statement of Assets and Liabilities, continued — June 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (56,571)
Shares of beneficial interest ...........................................................................................................................................................
641
Additional paid-in capital ..............................................................................................................................................................
853,626
Net Assets ............................................................................................................................................................
$ 797,696
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 12.44
Net assets ............................................................................................................................................................................... $ 797,696,126
Shares outstanding ($.01 par value) ....................................................................................................................................... 64,141,231
Amounts in thousands
(^)     Foreign currency holdings - cost $ 3,589
(*)     Securities on loan included in investments $ 19,170
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 72,165
(a)     Receivable from Broker for Futures $ 7,356
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
136 Global Real Estate Securities Fund
Statement of Operations — For the Period Ended June 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 11,067
Dividends from affiliated funds ......................................................................................................................................... 188
Securities lending income (net) ......................................................................................................................................... 72
Less foreign taxes withheld ............................................................................................................................................... (402)
Total investment income ...............................................................................................................................................................
10,925
Expenses
Advisory fees .................................................................................................................................................................... 3,304
Administrative fees ........................................................................................................................................................... 207
Custodian fees ................................................................................................................................................................... 113
Transfer agent fees ............................................................................................................................................................ 18
Professional fees ............................................................................................................................................................... 66
Trustees’ fees .................................................................................................................................................................... 20
Printing fees ...................................................................................................................................................................... 66
Miscellaneous ................................................................................................................................................................... 15
Total expenses ...............................................................................................................................................................................
3,809
Net investment income (loss) ........................................................................................................................................................
7,116
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (66,866)
Futures contracts .............................................................................................................................................................. 4,312
Foreign currency exchange contracts ................................................................................................................................ 386
Foreign currency-related transactions ............................................................................................................................... 71
Net realized gain (loss) ..................................................................................................................................................................
(62,097)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (119, 071 )
Futures contracts .............................................................................................................................................................. (2,015)
Foreign currency exchange contracts ................................................................................................................................ (343)
Foreign currency-related transactions ............................................................................................................................... (57)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (121,486)
Net realized and unrealized gain (loss) ......................................................................................................................................... (183,583)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (176,467)

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 137
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2020
(Unaudited)
Fiscal Year Ended
December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 7,116 $ 15, 772
Net realized gain (loss) ...................................................................................................................... (62,097) 15,745
Net change in unrealized appreciation (depreciation) ....................................................................... (121,486) 143,607
Net increase (decrease) in net assets from operations ............................................................................. (176,467) 175, 124
Distributions
To shareholders ................................................................................................................................. (2,794) (46,690)
Net decrease in net assets from distributions .......................................................................................... (2,794) (46,690)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 25,670 379
Total Net Increase (Decrease) in Net Assets ..........................................................................
(153,591) 128,813
Net Assets
Beginning of period .................................................................................................................................
951,287 822,474
End of period ..........................................................................................................................................
$ 797,696 $ 951,287
* Share transaction amounts (in thousands) for the periods ended June 30, 2020 and December 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Proceeds from shares sold 3,228 $ 38,032 1,024 $ 15, 653
Proceeds from reinvestment of distributions 260 2,795 3,076 46,690
Payments for shares redeemed (1,124) (15,157) (4,086) (61,964)
Total increase (decrease)
2,364 $ 25,670 14 $ 379

Russell Investment Funds
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 138
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of
Capital
June 30, 2020(1) 15.40 .11 (3.03) (2.92) (.04) — —
December 31, 2019 13.32 .26 2.60 2.86 (.78) — —
December 31, 2018 14.81 .43 (1.26) (.83) (.64) (.02) —
December 31, 2017 14.00 .29 1.34 1.63 (.54) (.28) —
December 31, 2016 14.71 .31 .13 .44 (.57) (.46) (.12)
December 31, 2015 15.63 .29 (.25) .04 (.25) (.71) —

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 139
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)(f)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(e)
%
Portfolio
Turnover Rate
(d)
(.04) 12.44 (18.88) 797,696 .92 .92 1.72 59
(.78) 15.40 21.64 951,287 .92 .92 1.72 81
(.66) 13.32 (5.72) 822,474 .92 .92 3.03 78
(.82) 14.81 11.80 899,454 .92 .92 2.09 84
(1.15) 14.00 3.02 800,818 .94 .94 2.06 91
(.96) 14.71 .25 778,091 .93 .93 1.86 64

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
140 Global Real Estate Securities Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2020, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
Advisory fees $ 535,975
Administration fees 33,499
Transfer agent fees 2,948
Trustee fees 1,907
$ 574,329
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 37,832 $ 184,388 $ 169,719 $ — $ — $ 52,501 $ 188 $ —
U.S. Cash Collateral Fund 29,944 134,452 144,732 — — 19,664 165 —
$ 67,776 $ 318,840 $ 314,451 $ — $ — $ 72,165 $ 353 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 818,439,566 $ 10,876,200 $ (24,251,435) $ (13,375,235)

Russell Investment Funds
Notes to Schedules of Investments — June 30, 2020 (Unaudited)
Notes to Schedules of Investments 141
Footnotes:
Abbreviations:
(Æ) Non-income-producing security.
(ö) Real Estate Investment Trust (REIT).
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(ç) At amortized cost, which approximates market.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï) Forward commitment.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ) Bond is insured by a guarantor.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(Ø) In default.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(¢) Date shown reflects next contractual call date.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933. See Note 7.
(ÿ) Notional Amount in thousands.
(Š) Value was determined using significant unobservable inputs.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Note 2.
(∞) Unrounded units.
(v) Loan agreement still pending. Rate not available at period end.
( Û ) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short .
(
Ð
) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the
Notes to the Financial Statements .
(
ƕ
) Unfunded loan agreement .
(1)
Weekly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR – Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index

Russell Investment Funds
Notes to Schedules of Investments, continued — June 30, 2020 (Unaudited)
142 Notes to Schedules of Investments
Foreign Currency Abbreviations:
HIBOR – Hong Kong Interbank Offer Rate
JIBAR – Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON – Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH – Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS – Ghanaian Cedi PHP - Philippine peso

Russell Investment Funds
Notes to Financial Highlights — June 30, 2020 (Unaudited)
Notes to Financial Highlights 143
(1) For the period ended June 30, 2020 (Unaudited).
(a) Average daily shares outstanding were used for this calculation.
(b) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”).
(c) Less than $.01 per share.
(d) Periods less than one year are not annualized.
(e) Periods less than one year are annualized.
(f) The total return does not reflect any Insurance Company Separate Account or Policy Charges.
(g) Gross and Net Expense Ratios for the period ended December 31, 2016 include a reimbursement from State Street for the overbilling of custody expenses in prior years. Without the reimbursement, the expense ratios would have been higher by the amount listed below.
Fund
Impact of the fee reimbursement on
gross and net expense ratios
U.S. Strategic Equity Fund 0.01%
U.S. Small Cap Equity Fund 0.01%
International Developed Markets Fund 0.05%

Russell Investment Funds
Notes to Financial Statements — June 30, 2020 (Unaudited)
144 Notes to Financial Statements
Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on five of these Funds.
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair
Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurements.
The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management has adopted the ASU and there was no material impact to the financial statements.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2020 (Unaudited)
Notes to Financial Statements 145
exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2020 (Unaudited)
146 Notes to Financial Statements
are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. Index);
a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.
The U.S. Strategic Equity and Global Real Estate Securities Funds had no transfers between Levels 1, 2, and 3 for the period ended
June 30, 2020.
The U.S. Small Cap Equity Fund had transfers out of Level 1 into Level 3 representing financial instruments for which approved vendor sources became unavailable or inputs became unobservable. The amount transferred was $150,220.
The International Developed Markets Fund had transfers out of Level 2 into Level 3 representing financial instruments for which approved vendor sources became unavailable or inputs became unobservable. The amount transferred was $160,093.
The Strategic Bond Fund had transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available or inputs became observable. The amount transferred was $585,802.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2020 (Unaudited)
Notes to Financial Statements 147
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds' private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company.
These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Significant increases or decreases in the unobservable inputs would have a direct and proportional impact to fair value.
The significant unobservable input used in the fair value measurement of certain Funds' debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost within a particular Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2020 (Unaudited)
148 Notes to Financial Statements
For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. At June 30, 2020, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2017 through December 31, 2019, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust ("REIT")
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of its REIT shares and other investments.
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by Russell Investment Management, LLC ("RIM"), the
Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the
Declared Payable Funds
Quarterly April, July, October and mid-December U.S. Strategic Equity, U.S. Small Cap Equity, Strategic Bond and
Global Real Estate Securities Funds
Annually Mid-December International Developed Markets Fund

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2020 (Unaudited)
Notes to Financial Statements 149
difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
International Developed Markets, Strategic Bond and Global Real Estate Securities Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at
June 30, 2020. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments in the Statements of Operations. The Strategic Bond Fund had a deferred capital gains tax liability of $2,082 as of June 30, 2020. The Strategic Bond Fund had $10,320 included in net realized gain (loss) on investments in the Statements of Operations related to capital gains taxes for the period ended June 30, 2020.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds' investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as Receivables for Variation margin on futures contracts and Payables for Variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2020 (Unaudited)
150 Notes to Financial Statements
In November 2019, the Securities and Exchange Commission ("SEC") proposed new regulations applicable to a mutual fund’s use of derivatives. If adopted as proposed, these regulations could potentially limit or impact a Fund’s ability to invest in derivatives and negatively affect the Fund’s performance and ability to pursue its stated investment objective.
The effects of derivative instruments, categorized by risk exposure, on the Statement of Assets and Liabilities and the Statement
of Operations, for the period ended June 30, 2020, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("FX contracts"). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended June 30, 2020, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:
The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.
Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Strategic Bond Fund Return enhancement and hedging
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Outstanding Contract Amounts Sold
Quarter Ended March 31, 2020 June 30, 2020
International Developed Markets Fund $ 100,532,761 $ 61,787,261
Strategic Bond Fund 316,376,044 282,765,016
Global Real Estate Securities Fund 42,972,669 36,224,112
Outstanding Contract Amounts Bought
Quarter Ended March 31, 2020 June 30, 2020
International Developed Markets Fund $ 98,889,123 $ 61,391,421
Strategic Bond Fund 313,858,104 281,841,211
Global Real Estate Securities Fund 42,738,714 35,983,934

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2020 (Unaudited)
Notes to Financial Statements 151
a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended June 30, 2020, the Strategic Bond Fund purchased/sold options primarily for return enhancement and hedging.
The Strategic Bond Fund’s options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.
Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts).The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended June 30, 2020, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds’ futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Notional of Options Contracts Outstanding
Funds March 31, 2020 June 30, 2020
Strategic Bond Fund $ 201,502,250 $ —
Funds Strategies
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Notional of Futures Contracts Outstanding
Funds March 31, 2020 June 30, 2020
U.S. Strategic Equity Fund $ 30,322,460 $ 17,768,650
U.S. Small Cap Equity Fund 15,148,320 12,003,960
International Developed Markets Fund 121,418,445 125,785,574
Strategic Bond Fund 1,076,512,278 755,213,567
Global Real Estate Securities Fund 63,857,884 55,071,146

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2020 (Unaudited)
152 Notes to Financial Statements
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2020 (Unaudited)
Notes to Financial Statements 153
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-
backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30,
2020, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2020 (Unaudited)
154 Notes to Financial Statements
For the period ended June 30, 2020, the Strategic Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.
The Strategic Bond Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.
Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make.
Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Funds' risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended June 30, 2020, the Strategic Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.
The Strategic Bond Fund’s interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended June 30, 2020, there were no total return swaps held in the Funds.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended June 30, 2020, there were no currency swaps held in the Funds.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party
Credit Default Swap Notional Amounts
Outstanding
Quarter Ended March 31, 2020 June 30, 2020
Strategic Bond Fund $ 164,893,255 $ 99,202,500
Interest Rate Swap Notional Amounts
Outstanding
Quarter Ended March 31, 2020 June 30, 2020
Strategic Bond Fund $ 108,838,242 $ 135,228,872

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2020 (Unaudited)
Notes to Financial Statements 155
to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. The total amount of unfunded loan commitments as of June 30, 2020 was $18,919.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2020 (Unaudited)
156 Notes to Financial Statements
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a
“reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The U.S. Small Cap Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position
Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. The U.S. Small Cap Equity Fund currently engages in short sale transactions that are effected through State Street but reserves the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Fund typically expects to collateralize short sale transactions through the Fund’s respective reciprocal lending activity with State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Fund may also deliver cash to
State Street for the purposes of collateralizing its short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street’s books but remain in the Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects the Fund to the risk that State Street could fail to return a security lent to it by the Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile. However, the impact of State Street’s failure to return a security lent to it by a Fund, or failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The Fund may also use securities it owns to meet any such collateral obligations. Until the Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal
Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short positions in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short). These requirements may result in the Fund being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Fund needing to sell holdings at a disadvantageous time to satisfy its obligations or to meet segregation requirements.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of June 30, 2020, the market value of the securities on loan through the reciprocal lending program for U.S. Small Cap Equity
Fund was $6,737,773.
As of June 30, 2020 the U.S. Small Cap Equity Fund held $9,912,291 as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund's total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2020 (Unaudited)
Notes to Financial Statements 157
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of June 30, 2020, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending ("GSAL"), in the U.S. Cash Collateral
Fund, an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund's Statement of Assets and
Liabilities along with the related obligation to return the collateral.
Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and the securities lending agent and is reported as securities lending income on the Fund's Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”).
Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2020 (Unaudited)
158 Notes to Financial Statements
other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable

Russell Investment Funds
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Notes to Financial Statements 159
to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time.
The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
The Strategic Bond Fund may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual

Russell Investment Funds
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160 Notes to Financial Statements
principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
As of June 30, 2020, the Strategic Bond Fund had no cash collateral balances in connection with TBAs.
Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the
ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial
Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight
Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the
Funds or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Fund’s investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by a Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the
Funds' financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2020 (Unaudited)
Notes to Financial Statements 161
Investment Transactions
Securities
During the period ended June, 30, 2020, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:
Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:
Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIF, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIF has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the
Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of
RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of June 30, 2020, the Funds had invested
$188,962,778 in the U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the Investment
Company’s securities lending program in the amount of $43,590,579 is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM.
The advisory fee is based upon the average daily net assets of each Fund and the administration fee of up to 0.05% is based on the combined average daily net assets of the Funds. Advisory and administration fees are paid monthly.
The following table shows the total amount of each of these fees paid by the Funds for the period ended June 30, 2020:
There were no advisory fee waivers for the Funds during the period.
Purchases Sales
U.S. Strategic Equity Fund $ 146,592,295 $ 178,946,242
U.S. Small Cap Equity Fund 128,922,139 134,055,387
International Developed Markets Fund 130,774,540 148,812,203
Strategic Bond Fund 199,936,865 161,788,010
Global Real Estate Securities Fund 475,931,390 461,166,122
Purchases Sales
Strategic Bond Fund $  276,763,176 $  365,947,750
Annual Rate
Funds Adviser (%) Administration (%)
U.S. Strategic Equity Fund 0.73 Up to 0.05
U.S. Small Cap Equity Fund 0.90 Up to 0.05
International Developed Markets Fund 0.90 Up to 0.05
Strategic Bond Fund 0.55 Up to 0.05
Global Real Estate Securities Fund 0.80 Up to 0.05
Advisory Administration
U.S. Strategic Equity Fund
$ 1,683,646 $ 115,318
U.S. Small Cap Equity Fund
835,631 46,424
International Developed Markets Fund
1,498,509 83,250
Strategic Bond Fund
2,444,513 222,228
Global Real Estate Securities Fund
3,304,141 206,509

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2020 (Unaudited)
162 Notes to Financial Statements
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended June 30, 2020 were as follows:
Distributor
Russell Investments Financial Services, LLC (the “Distributor”), a wholly-owned subsidiary of RIM, is the distributor for the
Investment Company, pursuant to a distribution agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.
Affiliated Brokerage Transactions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIM determines not to allocate to money managers, (iii) to execute portfolio securities transactions for the portion of a
Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers or (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
The Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the
Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment
Company Act. Further, as defined under the procedures each transaction is effected at the current market value.
During the period ended June 30, 2020, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a -7 of the Investment Company Act.
Board of Trustees
The Russell Investments Fund Complex consists of Russell Investment Company ("RIC"), which has 34 funds and RIF, which has
9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments Fund Complex.
For the period ended June 30, 2020, the regular compensation paid to the Trustees by the Russell Investments Fund Complex was
$984,750.
Federal Income Taxes
At June 30, 2020, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:
Amount
U.S. Strategic Equity Fund
$ 10,148
U.S. Small Cap Equity Fund
4,085
International Developed Markets Fund
7,326
Strategic Bond Fund
19,556
Global Real Estate Securities Fund
18,173

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2020 (Unaudited)
Notes to Financial Statements 163
Record Ownership
At June 30, 2020, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended ("the Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of securities that have been footnoted as restricted.
Commitments and Contingencies
The Strategic Bond Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. The unfunded loan commitments are footnoted in the Schedule of Investments.
Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no events have occurred that require disclosure except the following:
On July 1, 2020, the Board declared dividends payable from net investment income. Dividends were paid on July 6, 2020 to shareholders of record effective with the opening on July 2, 2020.
No Expiration
Funds Short Term Long-Term Totals
International Developed Markets Fund $ 1,024,488 $ 9,295,856 $10,320,344
Global Real Estate Securities Fund 411,623 706,427 1,118,050
# of Shareholders %
U.S. Strategic Equity Fund
2 77.5
U.S. Small Cap Equity Fund
2 72.4
International Developed Markets Fund
2 72.3
Strategic Bond Fund
2 84.9
Global Real Estate Securities Fund
2 90.6

Russell Investment Funds
Affiliated Brokerage Transactions — June 30, 2020 (Unaudited)
164 Affiliated Brokerage Transactions
As stated in the Note 4 in the Notes to Financial Statements contained in this semi-annual report, the Funds utilize RIIS and its independent brokers. RIIS is a registered broker dealer and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing, and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for each Fund’s assets that RIM determines not to allocate to money managers, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Funds’ non-discretionary managers or (iv) to execute money manager portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
Amounts retained by RIIS for the period ended June 30, 2020 were as follows:
Fund Name Amount
U.S. Strategic Equity Fund $ 14,723
U.S. Small Cap Equity Fund 29,400
International Developed Markets Fund 41,816
Strategic Bond Fund —
Global Real Estate Securities Fund 99,702

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement — (Unaudited)
Basis for Approval of Investment Advisory Agreement 165
Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”) and the portfolio management contract with each Money
Manager of the Funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the “Agreements”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The Board, which is currently comprised entirely of
Independent Trustees (the “Trustees”), considered the continuation of the Agreements at a meeting held by video conference on May
15, 2020 (the “Agreement Evaluation Meeting”), and further considered and approved the continuation of the Agreements at a meeting held by video conference on May 18-19, 2020 (the “Agreement Approval Meeting”) in reliance on the exemptive order for temporary, conditional relief from the in-person voting requirement of Section 15(c) of the 1940 Act provided by the U.S. Securities and Exchange
Commission (the “SEC”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds, sales and redemptions of the Funds’ shares, management of the Funds and other services provided by RIM (and its affiliates) and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and considered (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the Money
Managers to the Funds; (2) information and reports prepared by RIM relating to the profitability of each Fund to RIM (and its affiliates);
and (3) information received from an independent, nationally recognized provider of investment company information comparing the performance of the Funds and their respective operating expenses over various periods of time with other peer funds not managed by
RIM, believed by the provider to be generally comparable to the Funds (the “Third-Party Information”). In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable
Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the
Fund’s “Expense Universe” in the case of operating expense comparisons. The foregoing and other information received by the Board in connection with its evaluations of the Agreements are collectively called the “Agreement Evaluation Information.” The Trustees’
evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIM-managed funds for which the Board has supervisory responsibility (“Other RIM Funds”) with respect to services provided by RIM, RIM’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and separately received a memorandum regarding their responsibilities from their Independent Counsel.
On April 27, 2020, the Trustees met privately by video conference with Independent Counsel to discuss the Agreement Evaluation
Information received to that date. At a meeting held on April 28, 2020 (the “Agreement Information Review Meeting”), the Trustees,
in preparation for the Agreement Evaluation Meeting, met by video conference in an executive session with a representative of TA
Associates Management, L.P. (“TA Associates”), at which Independent Counsel and Fund Counsel and, for a portion of the session, the
Chief Financial Officer (“CFO”) and Chief Operating Officer (“COO”) of RIM’s parent company were present; met by video conference with representatives of RIM; and then the Trustees met by video conference in a private session with Independent Counsel at which no representatives of RIM or the Funds’ management were present to further review and discuss the Agreement Evaluation Information received to that date. On the basis of that review, the Trustees communicated additional questions and requested additional Agreement
Evaluation Information. Certain additional Agreement Evaluation Information requested at the Agreement Information Review
Meeting was received on May 7, 2020. On May 12, 2020, the Trustees met by video conference in private session with Independent
Counsel to further discuss the Agreement Evaluation Information and review the additional Agreement Evaluation Information. On
May 13, 2020, the Board Chair met by conference telephone call with representatives of management and requested clarifications and confirmations of certain of the previously provided additional Agreement Evaluation Information and those clarifications and confirmations were addressed at the Agreement Evaluation Meeting. At the Agreement Evaluation Meeting, the Trustees again met by video conference in a private session with Independent Counsel to review the additional or revised Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the Trustees considered the proposed continuance of the Agreements with
RIM, Fund management, Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other
RIM Funds. Information received by the Board prior to and at the Agreement Information Review Meeting, the Agreement Evaluation
Meeting, the Agreement Approval Meeting and other meetings identified above is included in the Agreement Evaluation Information.
Prior to voting at the Agreement Approval Meeting, the Trustees met in private session with Independent Counsel to consider Agreement

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
166 Basis for Approval of Investment Advisory Agreement
Evaluation Information received from RIM and management at and prior to the Agreement Approval Meeting. The discussion below reflects all of these reviews.
In evaluating the Agreements, the Board considered that each of the Funds employs a manager-of-managers method of investment and
RIM’s past expressed belief that such Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from most other investment companies. In the case of most other investment companies, an investment advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIM, however, has engaged multiple unaffiliated
Money Managers. RIM is responsible for paying fees to the Money Managers (“Money Manager Fees”) out of the fees paid by the
Funds to RIM for its services under the RIM Agreement (the “Advisory Fee”). A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Fund’s assets to manage directly in its discretion; (2) a non-
discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Fund; or (3) both a discretionary and a non-discretionary assignment. Money
Manager Fees for a non-discretionary assignment may be the same as, or lower than, the fees would be for a discretionary assignment with the same Money Manager.
The Board considered that RIM (rather than any Money Manager) is responsible under the RIM Agreement for determining, implementing and maintaining the investment program for each Fund. The Board considered that, although RIM traditionally has managed Fund exposures through the selection of and allocations to Money Manager strategies, innovations in RIM portfolio management techniques together with evolutions in available technology, tools and analytics have resulted in certain changes in RIM’s approach to its Fund investment advisory services. In this regard, assets of each Fund continue to be allocated among RIM and the multiple Money Manager strategies selected by RIM for that Fund. RIM may change a Fund’s asset allocation to a Money Manager at any time, including by allocating no Fund assets to one or more Money Manager strategies. In addition, RIM continues to manage the investment of each
Fund’s cash and portions of a Fund during transitions between discretionary Money Managers. RIM also continues to manage directly any portion of each Fund’s assets that RIM determines not to allocate to Money Manager strategies. Most Funds usually, but not always, pursue a strategy to be fully invested by exposing all or a portion of their cash to the performance of appropriate markets by purchasing equity securities, fixed income securities and/or derivatives, which typically include futures contracts. This cash “equitization” strategy is managed by RIM. With respect to the portion of a Fund that RIM manages based upon non-discretionary Money Manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each Money
Manager’s strategy through an “enhanced portfolio implementation,” or “emulation,” process designed to capture return streams of multiple managers in a centralized portfolio. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. RIM noted that the Funds may benefit from emulation through, among other things, improved incremental returns over time due to lower aggregate transaction costs and turnover from reduced trading volumes, and the potential for additional commission recapture. In all cases, Fund assets are managed directly by RIM pursuant to authority provided by the RIM Agreement. The Board noted the variety and complexity of investment advisory services that RIM provides to the Funds under the RIM Agreement.
RIM is responsible for selecting (subject to Board approval), overseeing and evaluating the performance results of the Money Managers for each Fund and for actively managing allocations and reallocations of its assets among the Money Manager strategies and RIM itself.
Each discretionary Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for researching, selecting and trading portfolio securities for the portion of the Fund assigned to it by RIM in accordance with the Fund’s applicable investment objective, policies and restrictions, any specific guidelines placed by RIM upon their selection of portfolio securities and the Money Manager’s specified role in a Fund. A Money Manager’s primary role is to pursue a particular investment strategy that has been selected and assigned to it by RIM through sector and security selection and risk control measures in a manner that is consistent with its RIM-assigned guidelines. The Money Managers operate subject to the oversight of, and instructions from,
RIM. For each Fund, RIM is responsible for, among other things, providing each Money Manager with the investment guidelines and policies for the Fund and any specific investment restrictions; monitoring the performance of each Money Manager and Fund;
generally supervising compliance by the discretionary Money Managers and, as applicable, the non-discretionary Money Managers with each Fund’s investment objective and policies; with respect to Funds with non-discretionary Money Managers, purchasing and selling securities for the Funds based on model portfolios representing the investment recommendations of the non-discretionary
Money Managers; managing Fund assets that are not allocated to Money Manager strategies; managing the Funds’ cash balances; and
recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated.
In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
Basis for Approval of Investment Advisory Agreement 167
responsible for recommending to the Board additions of new Money Managers or terminations or replacements of existing Money
Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate.
RIM may impose specific investment or strategy parameters from time to time on each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Fund in a complementary manner. Therefore, RIM’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same Fund. In light of the foregoing, the overall performance of each Fund has reflected, in great part, the performance of RIM in designing the Fund’s investment program, structuring the Fund, selecting effective Money Managers, and allocating assets among the Money Manager strategies and RIM in a manner designed to achieve the investment objectives of the Fund. In the Agreement Evaluation Information, RIM noted the broad array of investment management services provided to the Funds by RIM compared to the relatively narrow portfolio management services provided to the Funds by Money Managers.
RIM has advised the Board that its portfolio construction process is investment led and designed to be conducted in a manner that is consistent with its fiduciary duties. The objective of RIM’s portfolio construction is to meet a portfolio’s investment objective and established excess return target. In the Agreement Evaluation Information, RIM noted that while it has general goals for Money
Manager Fees in the aggregate globally, there are no specific fee targets that are established for individual portfolios, which includes each of the Funds. In the Agreement Evaluation Information, RIM advised the Board that Money Manager Fees, in the aggregate, must allow RIM to remain a going concern with sufficient resources to provide required services to the Funds and to earn a reasonable profit.
RIM advised the Board that RIM portfolio managers utilize a number of tools in the portfolio construction process in order to meet a Fund’s objective taking into account Money Manager Fees. These tools include, among others, Money Manager selection, Money
Manager allocation, Money Manager Fee negotiations, guideline customization and Direct Management Services (as defined below).
The Board considered that the prospectuses for the Funds and other public disclosures have emphasized, and continue to emphasize, to investors RIM’s role as the principal investment manager for each such Fund, rather than the investment selection or recommendation role of the Money Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIM’s reputation for and performance record in managing the Funds’ manager-of-managers structure.
The Board also considered the demands and complexity of managing the Funds pursuant to the manager-of-managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Funds and the possibility that, at the current expense ratio of each Fund, there might be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-of-managers strategy of such Fund selected by shareholders in purchasing their shares.
In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the RIM Agreement, including the following:
1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIM;
2. The Advisory Fee paid by the Fund to RIM and the fact that it encompasses all investment advisory fees paid by the Fund, including the fact that RIM pays all Money Manager Fees out of its Advisory Fee;
3. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund, including any administrative or transfer agent fees and any fees received for management or administration of uninvested cash and securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities and foreign exchange transactions;
4. Information provided by RIM as to expenses incurred by the Fund;
5. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund; and
6. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the Fund.
In connection with the Trustees’ consideration of the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Chief Investment
Officer of RIM and the Funds, and senior representatives of Russell Investments (as defined below), discussed with the Board certain

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
168 Basis for Approval of Investment Advisory Agreement
enhancements made to the investment management program for the Funds to seek to increase the probability of excess returns. The
Board also discussed the Funds’ compliance program with the Funds’ Chief Compliance Officer (“CCO”), including certain items reported in the annual report of the CCO required under Rule 38a-1 of the 1940 Act (the “Annual CCO Report”) and the status of the goals for the past year related to the compliance program that the CCO identified in connection with last year’s Annual CCO Report.
The Annual CCO Report also included information on the progress made with respect to various compliance, operations and technology initiatives previously discussed with the Board. The CCO discussed with the Board, and the Board noted, enhancements made to the compliance programs of RIM and the Funds over the past year. The CCO advised the Board that the Funds’ compliance program meets the standards of Rule 38a-1 under 1940 Act and that, as required by Rule 38a-1 under the 1940 Act, RIM has adopted policies and procedures that are reasonably designed to prevent violation of the Federal Securities Laws (as such term is defined in the 1940 Act)
with respect to the services RIM provides to the Funds.
The CCO and RIM senior management discussed the impact of the COVID-19 crisis on the operations and compliance programs of
RIM, the Money Managers and the Funds’ other significant service providers and the Trustees received and considered confirmation from the CCO and RIM senior management that there was no anticipated diminution in the nature, extent and quality of services to be provided by each of these service providers under their respective agreements with the Funds as a result of the COVID-19 crisis.
Since June 1, 2016, RIM has been an indirect wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company through which the limited partners of certain private equity funds affiliated with TA Associates indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital
Partners, L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest through certain Reverence
Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”). In connection with the Board’s initial approval of the RIM Agreement, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”) could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act, and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the RIM Agreement and thereafter to submit the Successor
Agreement to each Fund’s shareholders for approval, as required by the 1940 Act. During the executive session with a representative of TA Associates held in connection with the Agreement Information Review Meeting, among other things, the status of TA Associates’
indirect investment in RIM and RIM’s access to sufficient resources to support its activities in respect of the Funds, including in light of the current market environment and the COVID-19 crisis, were discussed. The Board was advised that there was no change in TA
Associates’ plans regarding its ownership interest in Russell Investments from those plans previously reported to the Board and of
TA Associates’ commitment to continue to support the same level of services currently being provided by RIM and its affiliates to the
Funds.
As noted above, RIM, in addition to managing the investment of each Fund’s cash, directly manages a portion (which may represent a significant portion) of the Funds pursuant to the RIM Agreement, with the actual allocation of Fund assets among Money Manager strategies and RIM being determined from time to time by the RIM portfolio manager(s). The nature and scope of RIM’s direct management of Fund assets has evolved over the past several years. RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invests in securities and instruments which provide the desired exposures (such as low volatility, momentum, value, growth, quality, capitalization size, industry, sector, region, currency, credit or mortgage exposure, country risk, yield curve positioning or interest rates). RIM may utilize tools such as “optimization,” which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication. For certain Funds, RIM may invest in derivative instruments and may use derivatives to take both long and short positions. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” The Board has been advised that, where appropriate in its judgment, RIM intends to continue exploring the possible expansion of its Direct Management Services whereby larger portions of certain Funds may be managed directly by RIM pursuant to the Direct Management Services.
According to RIM, its portfolio managers combine Money Manager strategies and RIM’s Direct Management Services for the Funds
and precisely align Fund exposures with RIM’s preferred positioning. RIM’s Direct Management Services are customized portfolios directly managed by RIM for use within the total portfolio of a Fund. These strategies are used in conjunction with allocations to Money
Manager strategies to fully reflect RIM’s strategic and dynamic insights with integrated liquidity and risk management.

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
Basis for Approval of Investment Advisory Agreement 169
The Board considered that RIM is not required to pay Money Manager Fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Funds consequently may be increased, although RIM noted that it may incur additional costs in providing Direct Management Services. RIM advised the Board that allocations, or increased allocations, of Fund assets to Direct Management Services, together with Money Manager selection, allocations among Money Manager strategies, renegotiation of Money Manager Fees and changes in existing Money Manager assignments from discretionary to non-discretionary assignments where there is a related Money Manager Fee reduction may reduce its costs of providing investment advisory services to the Funds, which would benefit RIM. The Board considered RIM’s advice that any such benefit, including any increased profits to RIM, ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Funds and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management Services. The Board also considered information provided by RIM as to the potential benefits of the Direct Management Services to Funds; and the fact that the aggregate Advisory Fees paid by the Funds are not increased as a result of RIM’s direct management of Fund assets as part of the Direct Management Services or otherwise.
The Board noted that changes in the allocation of assets among Money Manager strategies or to Direct Management Services may result directly in higher related costs to affected Funds, including higher brokerage commissions and other transaction costs, a portion of which is paid to RIM’s affiliated broker in connection with execution of portfolio transactions in connection with such changes.
The Agreement Evaluation Information outlined various changes that have been implemented in the investment program for the Funds in recent years, and described additional current and potential changes, and the impact of such changes, to the investment advisory services provided to the Funds by RIM, which the Trustees took into account in their contract renewal deliberations, including the following:
• RIM advised the Board that it reviewed certain key tenets of its investment approach and took certain measures to enhance the process with the goal to improve risk adjusted performance over a market cycle.
• The Direct Management Services described above.
• RIM advised the Board that most remaining discretionary equity Money Managers were converted to non-discretionary assignments, thereby implementing emulation for most Money Manager equity assignments. The Board considered the potential impacts described in the Agreement Evaluation Information, both positive and negative, on the Funds of emulation. RIM noted that, in implementing emulation for Funds, it assumes various risks, including trade error risk as it takes over responsibility for trading. RIM generally effects Fund portfolio transactions through an affiliated broker that receives commissions for effecting a portion of these transactions.
According to RIM, the Funds pay the same commission rates regardless of whether the affiliate receives any portion of the commission.
• RIM advised the Board that, over the course of 2019 and in prior years, it had reduced the number of Money Managers for certain
Funds, in part to seek more concentrated return drivers. RIM also advised the Board that allocations to Direct Management Services for certain Funds were increased to accommodate the need for additional overall portfolio exposure management that may arise from more concentrated Money Manager lineups. Additionally, RIM advised the Board that, in order to preserve flexibility and to manage risks and volatility associated with Funds having manager lineups with fewer Money Managers, and consistent with the terms of the manager-of-managers exemptive order, RIM created Money Manager “bench” lineups for certain Funds, whereby those Funds have
Board-approved portfolio management contracts with Money Managers that are not funded (i.e., have an asset allocation of zero). In the Agreement Evaluation Information, RIM advised the Board that the opportunity to decrease a Money Manager’s allocation to zero, but not terminate the Money Manager, allows RIM to potentially realize gains from strategies that may have been overly rewarded in the marketplace over the short to medium term, or provide the opportunity to retain capacity with a Money Manager. The Board noted
that RIM does not believe there are any detriments to the Funds or RIM from the use of a manager bench. RIM advised the Board that, going forward, RIM may add managers to a Fund with an existing manager bench or create manager bench lineups for additional Funds.
• RIM has renegotiated fees with certain Money Managers to lower levels and advised the Board that it will continue to assess opportunities for Money Manager Fee reductions in the future.
Because Money Manager Fees are paid by RIM out of its Advisory Fee from the Funds, the foregoing may benefit RIM in the form of savings to RIM from reduced Money Manager Fees. RIM noted that such benefits may be offset partially by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Funds, and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management Services.

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
170 Basis for Approval of Investment Advisory Agreement
In evaluating the Funds’ Advisory Fees, the Board considered that, in the Agreement Evaluation Information and at past meetings,
RIM noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives.
The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees with the investment advisory fees of their Comparable Funds on an actual basis (i.e., giving effect to any fee waivers implemented by the managers of such Fund’s
Comparable Funds). The Third-Party Information, among other things, showed that the U.S. Strategic Equity Fund, U.S. Small Cap
Equity Fund, International Developed Markets Fund and Strategic Bond Fund each had an Advisory Fee which, compared with the investment advisory fees of its respective Comparable Funds on an actual basis, was ranked in the fifth quintile of its Expense Universe for that expense component. The Advisory Fee for the Global Real Estate Securities Fund ranked in the fourth quintile of its Expense
Universe. In these rankings, the first quintile represents funds with the lowest investment advisory fees of its comparable Fund among funds in the Expense Universe and the fifth quintile represents funds with the highest investment advisory fees among the Expense
Universe funds. The comparisons were based upon the latest fiscal years for the Expense Universe funds.
The Board considered RIM’s explanation of the reasons for each Fund’s actual Advisory Fee rankings. RIM expressed its belief that each Fund’s Advisory Fee was fair and reasonable notwithstanding the Third-Party Information comparisons based on the Agreement
Evaluation Information. Among other things, RIM noted that meaningful comparisons of investment advisory fees between funds affiliated with insurance companies issuing variable annuity and life policies and non-affiliated funds, such as the Funds, are difficult as insurance companies may allocate fees between the insurance contracts and their underlying funds. The Board considered that the total expenses for the Strategic Bond Fund and Global Real Estate Securities Fund ranked in the second quintile of its Expense
Universe. The Board further considered that the total expenses for the U.S. Strategic Equity Fund, U.S. Small Cap Equity Fund and
International Developed Markets Fund had a small variance to the third quintile of its Expense Universe. The Board determined that it would continue to monitor the Funds’ Advisory Fees against the Funds’ Comparable Funds’ investment advisory fees.
In discussing the Funds’ Advisory Fees generally, RIM noted, among other things, that its Advisory Fees for the Funds encompass services that are typical to services provided by investment advisers to the Funds’ Comparable Funds, as well as unique services that are distinctly different from those provided by investment advisers to the Funds’ Comparable Funds, such as cash equitization and transition management efforts that enable efficient and cost-effective asset transition events.
RIM also advised the Board that its profitability generally and from its relationships with the Funds declined in 2019, and its pre-
tax “margins” in providing investment advisory services to the Funds ranked below the median of the margins of public investment management company peers based on a survey conducted in 2018.
RIM has expressed its view that Advisory Fees should also be considered in the context of a Fund’s total expense ratio to obtain a complete picture. The Board considers each Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s total expense ratio.
The Board has engaged, and continues to engage, in discussions with RIM to identify opportunities for improving the total expense comparisons for certain Funds relative to their respective Comparable Funds.
Based upon information provided by RIM, the Board considered for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Funds as well as net Fund redemptions or purchases in recent years.
The Funds are distributed exclusively through variable annuity and variable life insurance contracts issued by insurance companies.
Currently, the Funds are made available to holders of such insurance policies (“Insurance Contract Holders”) by a few insurance companies. The Funds are primarily distributed through, and their assets are primarily attributed to, The Northwestern Mutual
Life Insurance Company (“Northwestern Mutual”). In November 2018, Northwestern Mutual discontinued sales of the International
Developed Markets Fund to new Insurance Contract Holders through its advisory channel but this Fund is still available to new and existing Insurance Contract Holders through Northwestern Mutual’s brokerage channel. RIM expressed its belief that Northwestern
Mutual is committed to the Funds and RIM does not believe Northwestern Mutual intends to discontinue sales of the other Funds to its Insurance Contract Holders through its advisory channel. However, the Board has received no direct assurances in this regard from Northwestern Mutual. If Northwestern Mutual were to discontinue its participation in the Funds, the Board considered that it is unlikely that the Funds would remain viable. RIM advised the Board that its near-term business plan is to retain existing RIF complex

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
Basis for Approval of Investment Advisory Agreement 171
assets with intermediate-term plans centering on opportunistic business development efforts related to RIF Fund placement in the insurance channel. RIM previously expressed its belief that the Funds will remain viable in the near term, and the Board was not advised of any change in RIM’s belief in this regard. The Board considered, among other things, the potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their variable annuity and variable life insurance policyholders.
The Board also considered that fees payable to RIM or its affiliates by institutional clients with investment objectives similar to those of the Funds, in some cases, are lower, and may be substantially lower, than the rates paid by the Funds and Other RIM Funds. The
Trustees considered the differences in the nature and scope of services RIM provides to institutional clients and the Funds. RIM explained, among other things, that institutional products have fewer compliance, administrative, client servicing/communication and other needs than the Funds. RIM also noted that due to the number and nature of investors, along with their varied needs for liquidity, there is more portfolio liquidity management and cash flow management required for the Funds than for RIM’s institutional clients, where assets are relatively stable. In addition, RIM noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.
With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for each of the U.S. Strategic
Equity Fund, U.S. Small Cap Equity Fund and International Developed Markets Fund were ranked in the fourth quintile of its Expense
Universe, and the total expenses for each of the other Funds were ranked in the second quintile of its Expense Universe. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds. In the case of many of the aforementioned
Funds, a significant factor in the Fund’s total expense ranking was the Fund’s Advisory Fee when compared to the investment advisory fees of other Comparable Funds.
With respect to each Fund with total expenses ranked in the fourth quintile of its Expense Universe, RIM expressed its belief that the
Fund’s total expense ratio was fair and reasonable notwithstanding the Third-Party Information comparisons based on the Agreement
Evaluation Information.
The Board considered that the total expenses for each of the U.S. Strategic Equity Fund, U.S. Small Cap Equity Fund and International
Developed Markets Fund had a small variance to the third quintile of its Expense Universe.
On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of prior years, or presented at or in connection with the Agreement Information Review Meeting and Agreement Evaluation
Meeting by RIM, the Board, in respect of each Fund, found, after considering any differences in the composition of the Expense
Universe and investment strategies of its respective Comparable Funds and in light of other factors discussed above: (1) the Advisory
Fee charged by RIM was acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund and to provide continuity of investment advisory and other services by RIM to the
Fund; (2) except as noted above, the relative expense ratio of the Fund either was comparable to those of its Comparable Funds or RIM had provided an explanation satisfactory to the Board as to why the relative expense ratio was not comparable to those of its Comparable
Funds; (3) other benefits and fees received by RIM or its affiliates from the Fund identified in the Agreement Evaluation Information were not considered to be excessive; (4) RIM’s reported profitability with respect to the Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5) the Advisory Fee charged by RIM appropriately reflects any economies of scale realized by such Fund in light of various factors, including potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their Insurance Contract Holders; the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Funds; and RIM’s advice that it does not believe it will experience meaningful economies of scale.
The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund, the performance of each of the Funds is consistent with continuation of the RIM Agreement. The Board noted RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. In assessing the performance of Funds, the Board focused upon each Fund’s performance for the 3-year period ended
December 31, 2019 as most relevant but also considered Fund performance for the 1- and 5-year periods ended such date. In reviewing the Funds’ performance generally, the Board took into consideration various steps taken by RIM in the past year to enhance the

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
172 Basis for Approval of Investment Advisory Agreement
performance of certain Funds, including changes in Money Managers or their allocations, and RIM’s implementation or expansion of its Direct Management Services and other strategies, which may not yet be fully reflected in Fund investment results.
With respect to the U.S. Strategic Equity Fund, the Third-Party Information showed that the Fund’s performance for the 3-year period ended December 31, 2019 was ranked in the fifth quintile of its Performance Universe, and the Fund’s performance for the 1- and
5-year periods ended such date was in the third and fourth quintiles of its Performance Universe, respectively. According to RIM, factors contributing to the Fund’s relative underperformance during the 3-year period included the Fund’s tilt toward stocks with lower valuation characteristics and sector positioning, particularly an overweight to the energy sector and an underweight to the information technology sector. The Board considered that the changes to the Fund’s Money Managers and changes in allocations among Money
Managers and RIM’s Direct Management Services that were implemented over the last two years to enhance performance over a market cycle were not yet fully reflected in the Fund’s investment results. With respect to the International Developed Markets Fund, the
Third-Party Information showed that the Fund’s performance for the 3-year period ended December 31, 2019 was ranked in the fourth quintile of its Performance Universe, and the Fund’s performance for the 1- and 5-year periods ended such date was in the fifth and third quintiles of its Performance Universe, respectively. According to RIM, factors contributing to the Fund’s relative underperformance during the 3-year period included RIM’s strategic belief and tactical preference for value, and overweights to Japan and the financials sector relative to peers. RIM noted its preference for value over growth, and that while valuation spreads between value and growth have been at historically wide levels, it believes the extent of the valuation spreads is not sustainable, and RIM continues to favor valuation sensitive managers in its tactical positioning.
With respect to the Strategic Bond Fund, the Third-Party Information showed that the Fund’s performance for the 3-year period ended
December 31, 2019 was ranked in the fourth quintile of its Performance Universe, and the Fund’s performance for the 1- and 5-year periods ended such date was in the third and fourth quintiles of its Performance Universe, respectively. RIM noted that the Fund’s peers benefitted more than the Fund from the rally in investment grade corporate bonds as the Fund tended to favor taking spread risk in securitized products during the period. RIM further noted that the Fund’s currency strategies and exposure to TIPS also contributed to the Fund’s underperformance relative to peers. The Board considered that the changes to the Fund’s Money Managers that were implemented in 2019 were not yet fully reflected in the Fund’s investment results.
The Third-Party Information also showed that the performance of the Global Real Estate Securities Fund was ranked in the second quintile of its Performance Universe for the 3-year period ended December 31, 2019, and the performance of the U.S. Small Cap Equity
Fund was ranked in the third quintile of its Performance Universe for the 3-year period ended such date.
In evaluating performance, the Board considered each Fund’s performance not only relative to its Comparable Funds, but also in absolute terms and relative to its benchmark. The Board considered the Funds’ performance relative to their benchmarks in light of RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. For the 1-year period ended December 31, 2019, the Strategic Bond Fund outperformed its benchmark; and for the 3-year and 5-year periods ended December 31, 2019, the Global Real Estate Securities Fund outperformed its benchmark. The Board also considered the Money Manager changes that have been made during the past year and that the performance of Money Managers continues to impact Fund performance for periods prior and subsequent to their termination. Lastly, the Board considered the implementation of additional strategies and refinements to strategies discussed in the Agreement Information
Materials and prior Board meetings that may be employed by RIM in respect of certain Funds.
After considering the foregoing and other relevant factors, including factors described above, the Board concluded in respect of each
Fund that continuation of the RIM Agreement would be in the best interest of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.
At the Agreement Information Review Meeting and Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from RIM reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIM or Russell Investments Financial
Services, LLC, the Funds’ underwriter; and RIM’s recommendation to retain each discretionary or non-discretionary Money Manager on the current terms and conditions, including at the current fee rate. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIM did not identify any benefits from the Funds’ portfolio transactions received by Money Managers or their affiliates other than potential benefits from soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a discretionary Money Manager

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
Basis for Approval of Investment Advisory Agreement 173
may execute trades. The Agreement Evaluation Information (1) described RIM’s oversight of the discretionary Money Managers’
soft dollar arrangements, (2) expressed RIM’s belief that, based upon certifications from Money Managers and pre-hire and ongoing reviews of Money Manager documents and their implementation, the discretionary Money Managers’ soft dollar programs and policies and procedures are consistent with applicable legal, regulatory and fiduciary standards and (3) stated that periodic discretionary
Money Manager reviews are designed to (among other things) obtain reasonable assurance that the Money Manager’s actual soft dollar practices are consistent with what is stated in their policies and procedures and with disclosures made by Money Managers in their investment adviser registration statements filed with the SEC.
RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the Board’s findings as to the acceptability of the Advisory Fee paid by each Fund;
and the fact that each Money Manager’s fee is paid by RIM. At the Agreement Evaluation Meeting, RIM reported that it planned to recommend to the Board at the May 19, 2020 quarterly Board meeting the appointment and termination of certain Money Managers and new portfolio management contracts with certain Money Managers due to an upcoming change in control.
Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Fund are acceptable in light of RIM’s assessment of quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Fund would be in the best interests of the Fund and its shareholders.
* * *
This discussion is not intended to include all of the factors and information considered by the Board. In their deliberations, the Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager that was all-important or controlling, except, in the case of the RIM Agreement, the need to continue the managers-of-managers structure of the Funds and each Trustee attributed different weights to the various factors considered. The
Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.
Approval of Money Manager Contracts
At a quarterly meeting held on May 19, 2020, the Board received proposals from RIM to approve new portfolio management contracts for the U.S. Strategic Equity Fund and the Strategic Bond Fund resulting from a pending change of control of a Money Manager for the U.S. Strategic Equity Fund and a Money Manager (and its affiliate) for the Strategic Bond Fund that are each subsidiaries of the same parent company. The Trustees approved the terms of each proposed new portfolio management contract based upon RIM’s recommendation to hire the Money Manager at the proposed fee rate, which is the same rate as under the prior portfolio management contract; information as to the reason for the proposed new portfolio management contract; information as to the Money Manager’s role in the management of the Fund’s investment portfolio and RIM’s evaluation of the quality of the investment advisory services provided by the Money Manager; information provided by RIM that there are no expected changes to the Money Manager’s investment process, personnel or services as a result of the change of control; information as to any significant business relationships between the Money
Manager and RIM or Russell Investments Financial Services, LLC, the Fund’s underwriter; a statement from the CCO that there have been no changes to the Money Manager’s compliance policies and procedures; and information provided by RIM that the change in control of each Money Manager would have no impact on the aggregate Money Manager fees to be paid by RIM from its advisory fee.
The Trustees considered that the Agreement Evaluation Information included RIM’s explanation as to the lack of relevance of Money
Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money
Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; and RIM’s belief that the proposed Money Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered. The Trustees’ approval also reflected their findings at prior meetings, including the Agreement Approval Meeting, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds by the Money Managers and the reasonableness of the aggregate investment advisory fees paid by the Funds, as well as the fact that the aggregate investment advisory fees paid by the Funds would

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
174 Basis for Approval of Investment Advisory Agreement
not increase or decrease as a result of the implementation of the proposed new portfolio management contracts because the Money
Managers’ investment advisory fees are paid by RIM.

Russell Investment Funds
Liquidity Risk Management Program — (Unaudited)
Liquidity Risk Management Program 175
The Funds have adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 of the
Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage, and review each Fund’s
“liquidity risk.” For purposes of the Liquidity Rule, “liquidity risk” is defined as the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including:
Assessment, management and periodic review of each Fund’s liquidity risk;
Classification of each Fund’s investments into four categories or liquidity buckets based on how long it would take to convert the investment to cash (the “Classification Regime”);
Establishment and annual review of a highly liquid investment minimum (“HLIM”) for each Fund that does not invest primarily in “highly liquid” investments (as defined under the Liquidity Rule);
Requirements applicable to a Fund’s holdings of “illiquid investments” (as defined under the Liquidity Rule); and
Implementation of redemption in-kind policies and procedures.
The Board of Trustees of RIF (the “Board”) appointed RIM, the Funds’ investment adviser, as the Program administrator (the “Program
Administrator”). The Program Administrator has delegated responsibility to implement and administer the Program, subject to oversight by the Program Administrator, to one or more RIM associates (the “Program Administrator Delegate”). The Program Administrator,
through the Program Administrator Delegate, monitors the adequacy and effectiveness of the Program’s implementation and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors.
At the May 18, 2020 meeting of the Regulatory and Investment Compliance Committee of the Board (the “Meeting”), the Program
Administrator reviewed with all members of the Board the Program Administrator’s initial written report (the “Report”) addressing the
Program’s operation as well as the adequacy and effectiveness of its implementation for the period from December 1, 2018 through
December 31, 2019 (the “Program Reporting Period”).
The Report summarized the factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs used in connection with the Classification Regime; (3) whether a new HLIM should be established, or an existing HLIM continued or modified, for each Fund and the procedures for monitoring for HLIM compliance; (4) whether a Fund invested more than
15% of its assets in illiquid investments and the procedures for monitoring for this limit; and (5) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures. The Board also received information prior to and as part of the Meeting relating to the Program’s operation subsequent to the Reporting Period in light of the COVID-19 crisis.
There were no changes to the Funds’ written policies and procedures related to the Program during the Program Reporting Period but the Board was informed of certain clarifications to such written policies and procedures that would be implemented following the
Meeting.
Based on the Program Administrator’s review and the factors set forth in the Report, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk; (2) each Fund’s liquidity risk continues to be appropriate in light of the Fund’s investment objective and strategies; (3) each Fund’s investment strategies continue to be appropriate for an open-ended management investment company; and (4) the Program has been adequately and effectively implemented with respect to each Fund, including the establishment and operation of the HLIM for applicable Funds.

Russell Investment Funds
Shareholder Requests for Additional Information — June 30, 2020 (Unaudited)
176 Shareholder Requests for Additional Information
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at http://www.sec.
gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-
annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The
Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2019 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii)
at https://russellinvestments.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.
If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.
Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Insurance Company for further details.

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers — June 30, 2020
(Unaudited)
Disclosure of Information about Fund Trustees and Officers 177
The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 34 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the Independent Trustees. The second table provides information for the Trustee Emeritus. The third table provides information for the officers. Furthermore, each
Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies and has been determined by the Board to be an “audit committee financial expert”; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Ms. Dien Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr.
Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies.
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES
Thaddas L. Alston,
Born April 7, 1945
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2006 Appointed until
successor is
duly elected and
qualified
Senior Vice President, Larco
Investments, Ltd. (real estate firm)
43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Kristianne Blake,
Born January 22, 1954
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since 2005
Appointed until
successor is
duly elected and
qualified
Approved
annually
Lead Independent Director, Avista
Corp. (electric utilities)
Until May 2017, Director and
Chairman of the Audit Committee,
Avista Corp (electric utilities)
Until September 2018, Regent,
University of Washington
President, Kristianne Gates Blake,
P.S. (accounting services)
43 Lead
Independent
Director,
Avista Corp.
(electric
utilities)
Until May
2017,
Director,
Avista Corp
(electric
utilities)
Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2020 (Unaudited)
178 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,
Born June 26, 1951
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2012
Chairman of the
Audit Committee
since 2017
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Retired
Trustee and Chairperson of Select
Sector SPDR Funds (investment
company)
43 Trustee and
Chairperson of
Select Sector
SPDR Funds
(investment
company)
From August
2012 through
May 2016,
Trustee, ALPS
Series Trust
(investment
company)
Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Katherine W. Krysty,
Born December 3, 1951
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2014
Chairman of
Regulatory and
Investment
Compliance
Committee since
2020
Appointed until
successor is
duly elected and
qualified
Retired 43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Julie Dien Ledoux,
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019 Appointed until
successor is
duly elected and
qualified
Until March 2018, Trustee of Avenue
Credit Strategies Fund (investment
company)
Until November 2017, Trustee of
Avenue Income Credit Strategies
Fund (investment company)
43 Until March
2018, Trustee
of Avenue
Credit
Strategies
Fund
(investment
company)
Until
November
2017, Trustee
of Avenue
Income Credit
Strategies
Fund
(investment
company)

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2020 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 179
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison, Jr.,
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman of
the Nominating
and Governance
Committee since
2007
Appointed until
successor is
duly elected and
qualified
Retired 43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Jack R. Thompson,
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005 Appointed until
successor is
duly elected and
qualified
Retired 43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
TRUSTEE EMERITUS
George F. Russell, Jr.,
Born July 3, 1932
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee Emeritus and
Chairman Emeritus
since 1999
Until resignation
or removal
Director Emeritus, RIM
43
None
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Cheryl Wichers,
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until removed
by Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, RIFUS
2011 to 2016 Chief Compliance Officer, U.S. One , LLC

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2020 (Unaudited)
180 Disclosure of Information about Fund Trustees and Officers
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS (continued)
Mark E. Swanson,
Born November 26, 1963
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2020
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 1998
Until successor
is chosen and
qualified by
Trustees
Global Head of Fund Services, Russell Investments
President, Chief Executive Officer, Treasurer, Chief Accounting
Officer and CFO, RIC and RIF
Director and President, RIFUS
Director RIM, Russell Investments Trust Company (“RITC”) and
RIFIS
President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
Peter Gunning,
Born February 22, 1967
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2018
Until removed by
Trustees
Global Chief Investment Officer, Russell Investments
Chief Investment Officer, RIC and RIF
Chief Executive Officer, Asia Pacific, Russell Investments
President, RIM
Mary Beth R. Albaneze,
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary and Chief
Legal Officer since
2010
Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Assistant Secretary, U.S. One, LLC

Russell Investment Funds
Adviser, Money Managers and Service Providers — June 30, 2020 (Unaudited)
Adviser, Money Managers and Service Providers 181
Independent Trustees
Thaddas L. Alston
Kristianne Blake
Cheryl Burgermeister
Katherine W. Krysty
Julie Dien Ledoux
Raymond P. Tennison, Jr.
Jack R. Thompson
Trustee Emeritus
George F. Russell, Jr.
Officers
Mark E. Swanson, President, Chief Executive Officer,
Treasurer, Chief Accounting Officer & Chief Financial
Officer
Cheryl Wichers, Chief Compliance Officer
Peter Gunning, Chief Investment Officer
Mary Beth R. Albaneze, Secretary
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend Disbursing
Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1 Heritage Drive
North Quincy, MA 021171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Managers
U.S. Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
HS Management Partners, LLC, New York, NY
Jackson Square Partners, LLC, San Francisco, CA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, Cleveland, OH
Boston Partners Global Investors, Inc., New York, NY
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Penn Capital Management Company, Inc., Philadelphia, PA
Ranger Investment Management, L.P., Dallas, TX
International Developed Markets Fund
Intermede Global Partners Inc., San Francisco, CA and
Intermede Investment Partners Limited, London, United
Kingdom
Pzena Investment Management LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Strategic Bond Fund
Colchester Global Investors Limited, London, England
Schroder Investment Management North America Inc., New
York, NY
Western Asset Management Company, Pasadena, CA and
Western Asset Management Company Limited, London,
United Kingdom
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, United Kingdom and
Cohen & Steers Asia Limited, Hong Kong, China
RREEF America L.L.C., Chicago, IL, Deutsche Investments
Australia Limited, Sydney, Australia and Deutsche
Alternative Management (Global) Limited, London, United
Kingdom, operating under the brand name Deutsche Asset
Management
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

2020 SEMI-ANNUAL REPORT
Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
JUNE 30, 2020
FUND
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund
Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial professional or variable annuity provider. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If supported by your financial professional or variable annuity provider, you may elect to receive shareholder reports and other Fund communications electronically. Please contact your financial professional or variable annuity provider for more information.
You may elect to receive all future shareholder reports in paper free of charge. Please contact your financial professional or variable annuity provider to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Russell Investment Funds and other funds you hold with your financial professional or variable annuity provider.

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on four of these Funds.

Page
Moderate Strategy Fund 3
Balanced Strategy Fund 17
Growth Strategy Fund 33
Equity Growth Strategy Fund 49
Notes to Schedules of Investments 63
Notes to Financial Highlights 65
Notes to Financial Statements 66
Basis for Approval of Investment Advisory Agreement 80
Liquidity Risk Management Program 90
Shareholder Requests for Additional Information 91
Disclosure of Information about Fund Trustees and Officers 92
Adviser and Service Providers 96
Russell Investment Funds
LifePoints
®
Funds
Variable Target Portfolio Series
Semi-annual Report
June 30, 2020 (Unaudited)
Table of Contents

Russell Investment Funds - LifePoints
®
Funds Variable Target Portfolio Series
Copyright © Russell Investments 2020. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of Russell Investments.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds
Moderate Strategy Fund
Shareholder Expense Example — June 30, 2020 (Unaudited)
Moderate Strategy Fund 3
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2020 to June 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2020 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2020 $ 949 .60 $ 1,024 .17
Expenses Paid During Period* $ 0 .68 $ 0 .70
* Expenses are equal to the Fund's annualized expense ratio of 0.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
4 Moderate Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 93.2%
Alternative - 1.9%
RIC Commodity Strategies Fund Class Y 413,064 1,710
Domestic Equities - 13.6%
RIF U.S. Small Cap Equity Fund 529,553 6,063
RIF U.S. Strategic Equity Fund 385,866 6,035
12,098
Fixed Income - 49.0%
RIC Investment Grade Bond Fund Class Y 440,403 10,125
RIC Unconstrained Total Return Fund Class Y 2,525,693 23,465
RIF Strategic Bond Fund 919,464 10,114
43,704
International Equities - 17.3%
RIC Emerging Markets Fund Class Y 255,825 4,280
RIC Global Equity Fund Class Y 705,815 5,978
RIF International Developed Markets Fund 519,845 5,115
15,373
Multi-Asset - 11.4%
RIC Multi-Strategy Income Fund Class Y 1,068,626 10,184
Total Investments in Affiliated Funds
(cost $82,526) 83,069
Short-Term Investments - 4.2%
U.S. Cash Management Fund (@) 3,738,409 (∞)
3,738
Total Short-Term Investments
(cost $3,738) 3,738
Total Investments - 97.4%
(identified cost $86,264) 86,807
Other Assets and Liabilities, Net - 2.6%
2,319
Net Assets - 100.0%
89,126

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 5
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 5 EUR 560 07/20
3
CAC40 Euro Index Futures 27 EUR 1,327 07/20
1
DAX Index Futures 4 EUR 1,233 09/20
6
Dow Jones U.S. Real Estate Index Futures 65 USD 2,014 09/20
(33)
EURO STOXX 50 Index Futures 26 EUR 838 09/20
7
FTSE 100 Index Futures 4 GBP 246 09/20
(2)
FTSE/MIB Index Futures 3 EUR 289 09/20
(6)
Hang Seng Index Futures 2 HKD 2,425 07/20
(3)
IBEX 35 Index Futures 5 EUR 360 07/20
(10)
MSCI EAFE Index Futures 15 USD 1,334 09/20
—
MSCI Emerging Markets Index Futures 18 USD 887 09/20
11
OMXS30 Index Futures 19 SEK 3,166 07/20
14
S&P 500 E-Mini Index Futures 18 USD 2,781 09/20
46
S&P/TSX 60 Index Futures 4 CAD 743 09/20
10
SPI 200 Index Futures 8 AUD 1,178 09/20
4
TOPIX Index Futures 6 JPY 93,509 09/20
(38)
United States Treasury Long Bond Futures 34 USD 6,070 09/20
196
Short Positions
NASDAQ 100 E-Mini Index Futures 21 USD 4,261 09/20
(222)
Russell 2000 E-Mini Index Futures 54 USD 3,882 09/20
(104)
S&P Financial Select Sector Index Futures 25 USD 1,779 09/20
61
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(59)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 221 AUD 315 09/16/20 (3)
Citigroup USD 368 CAD 494 09/16/20 (4)
Citigroup USD 972 CNY 6,920 09/16/20 3
Citigroup USD 350 EUR 307 09/16/20 (4)
Citigroup USD 199 HKD 1,542 09/16/20 —
Citigroup USD 369 JPY 39,503 09/16/20 (3)
Citigroup USD 26 MXN 575 09/17/20 (1)
Citigroup CHF 118 USD 125 09/16/20 —
Citigroup GBP 241 USD 307 09/16/20 9
Citigroup KRW 349,910 USD 291 09/16/20 (1)
Citigroup SEK 432 USD 47 09/16/20 —
Citigroup SGD 26 USD 18 09/16/20 —
Citigroup ZAR 250 USD 15 09/16/20 1
Royal Bank of Canada USD 221 AUD 315 09/16/20 (4)
Royal Bank of Canada USD 368 CAD 494 09/16/20 (5)
Royal Bank of Canada USD 350 EUR 307 09/16/20 (5)
Royal Bank of Canada USD 199 HKD 1,542 09/16/20 —
Royal Bank of Canada USD 369 JPY 39,503 09/16/20 (3)
Royal Bank of Canada USD 26 MXN 575 09/17/20 (1)
Royal Bank of Canada CHF 118 USD 125 09/16/20 —
Royal Bank of Canada GBP 241 USD 308 09/16/20 10
Royal Bank of Canada SEK 432 USD 47 09/16/20 1
Royal Bank of Canada SGD 26 USD 18 09/16/20 —
Royal Bank of Canada ZAR 250 USD 15 09/16/20 1
State Street USD 19 RUB 1,340 09/16/20 (1)

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
6 Moderate Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street INR 8,140 USD 107 09/16/20 —
State Street TWD 9,520 USD 324 09/16/20 (3)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(13)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX Investment Grade
Index Goldman Sachs
Purchase
USD 5,900 (1.000%)
(2)
06/20/25
114 (185) (71)
CDX NA Investment Grade
Index Bank of America
Sell
USD 1,520 5.000%
(2)
06/20/25
(70) 61 (9)
Total Open Credit Indices Contracts (å) 44 (124) (80)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 83,069 $ — $ —
$ —
$ 83,069 93.2
Short-Term Investments — — —
3,738
3,738 4.2
Total Investments 83,069 — — 3,738 86,807 97.4
Other Assets and Liabilities, Net 2.6
100.0
Other Financial Instruments
Assets
Futures Contracts 359 — — — 359 0.4
Foreign Currency Exchange Contracts — 25 — — 25 —*
'
Liabilities
Futures Contracts (418) — — — (418) (0.5)
Foreign Currency Exchange Contracts — (38) — — (38) (—)*
Credit Default Swap Contracts — (80) — — (80) (0.1)
Total Other Financial Instruments
**
$ (59) $ (93) $ — $ — $ (152)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Funds
Moderate Strategy Fund
Fair Value of Derivative Instruments — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 7
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 25 $ —
Variation margin on futures contracts* 16 3 — — 19 6
Total
$ 16 3 $ — $ 25 $ 19 6
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 418 $ — $ — $ —
Unrealized depreciation on foreign currency exchange contracts — — 38 —
Credit default swap contracts, at fair value — 80 — —
Total
$ 418 $ 80 $ 38 $ —
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (231) $ — $ — $ —
Credit default swap contracts — (436) — —
Foreign currency exchange contracts — — 31 —
Total
$ (231) $ (436) $ 31 $ —
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ 42 $ — $ — $ 194
Credit default swap contracts — (244) — —
Foreign currency exchange contracts — — (32) —
Total
$ 42 $ (244) $ (32) $ 194
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Moderate Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
8 Moderate Strategy Fund
Amounts in thousands
word
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 25 $ — $ 25
Total Financial and Derivative Assets
25 — 25
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 25 $ — $ 25
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Citigroup
$ 13 $ 13 $ — $ —
Royal Bank of Canada
1 2 1 2 — —
Total
$ 2 5 $ 2 5 $ — $ —

Russell Investment Funds
Moderate Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 9
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 38 $ — $ 38
Credit Default Swap Contracts Credit default swap contracts, at fair value 80 — 80
Total Financial and Derivative Liabilities
118 — 118
Financial and Derivative Liabilities not subject to a netting agreement
(80) — (80)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 38 $ — $ 38
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Citigroup $ 17 $ 13 $ — $ 4
Royal Bank of Canada 17 1 2 — 5
State Street 4 — — 4
Total
$ 38 $ 2 5 $ — $ 1 3
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
10 Moderate Strategy Fund
Statement of Assets and Liabilities — June 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 86,264
Investments, at fair value(>) ...........................................................................................................................................................
86,807
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 25
Receivables:
Dividends from affiliated funds .......................................................................................................................................... 1
Investments sold ................................................................................................................................................................ 40
From affiliates .................................................................................................................................................................... 4
From broker(a)(b) ............................................................................................................................................................... 2,644
Total assets .................................................................................................................................................
89,521
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 3
Due to broker (c) ................................................................................................................................................................ 124
Fund shares redeemed ....................................................................................................................................................... 38
Accrued fees to affiliates .................................................................................................................................................... 4
Other accrued expenses ..................................................................................................................................................... 50
Variation margin on futures contracts ................................................................................................................................. 58
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 38
Credit default swap contracts, at fair value(+) ................................................................................................................................ 80
Total liabilities .............................................................................................................................................
395
Net Assets ............................................................................................................................................................
$ 89,126

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 11
Statement of Assets and Liabilities, continued — June 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (1,543)
Shares of beneficial interest ...........................................................................................................................................................
95
Additional paid-in capital ..............................................................................................................................................................
90,574
Net Assets ............................................................................................................................................................
$ 89,126
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) .........................................................................................................................................................
$ 9.39
Net assets ............................................................................................................................................................................... $ 89,125,907
Shares outstanding ($.01 par value) ....................................................................................................................................... 9,490,536
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ 44
(>)     Investments in affiliated funds $ 86,807
(a)     Receivable from Broker for Futures $ 2,437
(b)     Receivable from Broker for Swaps $ 207
(c)      Due to Broker for Futures $ 124
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
12 Moderate Strategy Fund
Statement of Operations — For the Period Ended June 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds .....................................................................................................................................
$ 371
Expenses
Advisory fees .................................................................................................................................................................... 90
Administrative fees ........................................................................................................................................................... 19
Custodian fees ................................................................................................................................................................... 28
Transfer agent fees ........................................................................................................................................................... 2
Professional fees ............................................................................................................................................................... 22
Trustees’ fees .................................................................................................................................................................... 2
Printing fees ...................................................................................................................................................................... 11
Miscellaneous ................................................................................................................................................................... 4
Expenses before reductions .............................................................................................................................................. 178
Expense reductions ........................................................................................................................................................... (115)
Net expenses .................................................................................................................................................................................
63
Net investment income (loss) ........................................................................................................................................................
308
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds .......................................................................................................................................... (397)
Futures contracts .............................................................................................................................................................. (231)
Foreign currency exchange contracts ................................................................................................................................ 31
Credit default swap contracts ............................................................................................................................................ (436)
Capital gain distributions from affiliated funds ................................................................................................................. 211
Net realized gain (loss) ..................................................................................................................................................................
(822)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds .......................................................................................................................................... (4,752)
Futures contracts .............................................................................................................................................................. 236
Foreign currency exchange contracts ................................................................................................................................ (32)
Credit default swap contracts ............................................................................................................................................ (244)
Foreign currency-related transactions ............................................................................................................................... (10)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (4,802)
Net realized and unrealized gain (loss) ......................................................................................................................................... (5,624)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (5,316)

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 13
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2020
(Unaudited)
Fiscal Year Ended
December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 308 $ 3,021
Net realized gain (loss) ...................................................................................................................... (822) 462
Net change in unrealized appreciation (depreciation) ....................................................................... (4,802) 8,525
Net increase (decrease) in net assets from operations ............................................................................. (5,316) 12,008
Distributions
To shareholders ................................................................................................................................. (1,516) (3,680)
Net decrease in net assets from distributions .......................................................................................... (1,516) (3,680)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (4,387) (9,086)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(11,219) (758)
Net Assets
Beginning of period .................................................................................................................................
100,345 101,103
End of period ..........................................................................................................................................
$ 89,126 $ 100,345
* Share transaction amounts (in thousands) for the periods ended June 30, 2020 and December 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Proceeds from shares sold 429 $ 3,967 401 $ 3,863
Proceeds from reinvestment of distributions 159 1,517 384 3,680
Payments for shares redeemed (1,082) (9,871) (1,717) (16,629)
Total increase (decrease)
(494) $ (4,387) (932) $ (9,086)

Russell Investment Funds
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 14
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(f)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2020(1) 10.05 .03 (.53) (.50) (.16) —
December 31, 2019 9.26 .29 .85 1.14 (.12) (.23)
December 31, 2018 10.29 .32 (.82) (.50) (.44) (.09)
December 31, 2017 9.69 .25 .70 .95 (.23) (.12)
December 31, 2016 9.78 .31 .43 .74 (.38) (.45)
December 31, 2015 10.45 .26 (.43) (.17) (.25) (.25)

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 15
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(h)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(d)(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c)(f)
%
Portfolio
Turnover Rate
(c)
(.16) 9.39 (5.04) 89,126 .39 .14 .69 15
(.35) 10.05 12.54 100,345 .38 .14 2.98 26
(.53) 9.26 (4.92) 101,103 .35 .14 3.20 22
(.35) 10.29 9.88 114,906 .35 .13 2.57 20
(.83) 9.69 7.75 107,632 .33 .11 3.17 38
(.50) 9.78 (1.71) 108,045 .32 .11 2.57 29

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
16 Moderate Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 1
Administration fees 3,126
Transfer agent fees 323
Trustee fees 198
$ 3,648
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Commodity Strategies Fund $ 2,024 $ 216 $ 107 $ (28) $ (395) $ 1,710 $ — $ —
RIF U.S. Small Cap Equity Fund 7,045 1,041 669 (95) (1,259) 6,063 3 152
RIF U.S. Strategic Equity Fund 7,064 403 1,221 (136) (75) 6,035 15 59
RIC Investment Grade Bond Fund 11,910 428 2,750 21 516 10,125 63 —
RIC Unconstrained Total Return
Fund 17,972 8,855 2,440 (201) (721) 23,465 97 —
RIF Strategic Bond Fund 21,880 498 12,649 373 12 10,114 157 —
RIC Emerging Markets Fund 5,105 293 382 (9) (727) 4,280 — —
RIC Global Equity Fund 7,055 350 750 (106) (571) 5,978 — —
RIF International Developed Markets
Fund 6,028 409 344 (46) (932) 5,115 21 —
RIC Multi-Strategy Income Fund 12,028 139 1,213 (170) (600) 10,184 12 —
U.S. Cash Management Fund 531 39,210 36,003 — — 3,738 3 —
$ 98,642 $ 51,842 $ 58,528 $ (397) $ (4,752) $ 86,807 $ 371 $ 211
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 87,413,467 $ 6,562,448 $ (7,320,556) $ (758,108)

Russell Investment Funds
Balanced Strategy Fund
Shareholder Expense Example — June 30, 2020 (Unaudited)
Balanced Strategy Fund 17
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2020 to June 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2020 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2020 $ 922 .90 $ 1,024 .17
Expenses Paid During Period* $ 0 .67 $ 0 .70
* Expenses are equal to the Fund's annualized expense ratio of 0.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
18 Balanced Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 93.5%
Alternative - 3.8%
RIC Commodity Strategies Fund Class Y 1,039,643 4,304
RIF Global Real Estate Securities Fund 337,886 4,203
8,507
Domestic Equities - 17.5%
RIF U.S. Small Cap Equity Fund 1,147,143 13,135
RIF U.S. Strategic Equity Fund 1,667,677 26,082
39,217
Fixed Income - 30.9%
RIC Unconstrained Total Return Fund Class Y 4,071,848 37,828
RIF Strategic Bond Fund 2,867,487 31,542
69,370
International Equities - 31.8%
RIC Emerging Markets Fund Class Y 777,487 13,007
RIC Global Equity Fund Class Y 3,822,633 32,379
RIF International Developed Markets Fund 2,625,975 25,840
71,226
Multi-Asset - 9.5%
RIC Multi-Strategy Income Fund Class Y 2,245,486 21,399
Total Investments in Affiliated Funds
(cost $205,551) 209,719
Short-Term Investments - 4.1%
U.S. Cash Management Fund (@)
9,259,096
(∞)
9,258
Total Short-Term Investments
(cost $9,259) 9,258
Total Investments - 97.6%
(identified cost $214,810) 218,977
Other Assets and Liabilities, Net - 2.4%
5,402
Net Assets - 100.0%
224,379

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 19
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 18 EUR 2,014 07/20
12
CAC40 Euro Index Futures 97 EUR 4,766 07/20
3
DAX Index Futures 14 EUR 4,314 09/20
22
Dow Jones U.S. Real Estate Index Futures 162 USD 5,019 09/20
(81)
EURO STOXX 50 Index Futures 88 EUR 2,836 09/20
22
FTSE 100 Index Futures 18 GBP 1,107 09/20
(7)
FTSE/MIB Index Futures 11 EUR 1,061 09/20
(21)
IBEX 35 Index Futures 16 EUR 1,154 07/20
(33)
MSCI EAFE Index Futures 9 USD 800 09/20
—
MSCI Emerging Markets Index Futures 84 USD 4,140 09/20
53
OMXS30 Index Futures 68 SEK 11,331 07/20
52
S&P 400 E-Mini Index Futures 1 USD 178 09/20
3
S&P 500 E-Mini Index Futures 91 USD 14,060 09/20
235
S&P/TSX 60 Index Futures 2 CAD 371 09/20
5
SPI 200 Index Futures 9 AUD 1,326 09/20
5
United States Treasury Long Bond Futures 45 USD 8,035 09/20
204
Short Positions
Hang Seng Index Futures 1 HKD 1,212 07/20
2
MSCI Singapore Index Futures 1 SGD 30 07/20
—
NASDAQ 100 E-Mini Index Futures 85 USD 17,251 09/20
(899)
S&P Financial Select Sector Index Futures 48 USD 3,416 09/20
118
TOPIX Index Futures 29 JPY 451,965 09/20
(18)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(323)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 494 CAD 663 09/16/20 (6)
Citigroup USD 238 CHF 224 09/16/20 (1)
Citigroup USD 2,168 CNY 15,430 09/16/20 6
Citigroup USD 878 JPY 94,023 09/16/20 (7)
Citigroup USD 25 MXN 553 09/17/20 (1)
Citigroup USD 198 NOK 1,850 09/16/20 (6)
Citigroup AUD 909 USD 637 09/16/20 10
Citigroup BRL 5,310 USD 1,067 09/16/20 94
Citigroup EUR 1,381 USD 1,573 09/16/20 19
Citigroup GBP 910 USD 1,161 09/16/20 33
Citigroup HKD 1,498 USD 193 09/16/20 —
Citigroup KRW 1,695,470 USD 1,410 09/16/20 (4)
Citigroup SEK 618 USD 67 09/16/20 1
Citigroup SGD 306 USD 221 09/16/20 2
Citigroup TRY 587 USD 84 09/16/20 —
Citigroup ZAR 70 USD 4 09/16/20 —
JPMorgan Chase USD 495 CAD 663 09/16/20 (6)
JPMorgan Chase USD 238 CHF 224 09/16/20 (1)
JPMorgan Chase USD 878 JPY 94,023 09/16/20 (6)
JPMorgan Chase USD 25 MXN 553 09/17/20 (1)
JPMorgan Chase USD 199 NOK 1,850 09/16/20 (6)
JPMorgan Chase AUD 909 USD 637 09/16/20 9
JPMorgan Chase EUR 1,381 USD 1,573 09/16/20 19
JPMorgan Chase GBP 910 USD 1,161 09/16/20 33

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
20 Balanced Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase HKD 1,498 USD 193 09/16/20 —
JPMorgan Chase SEK 618 USD 67 09/16/20 1
JPMorgan Chase SGD 306 USD 221 09/16/20 1
JPMorgan Chase TRY 587 USD 84 09/16/20 —
JPMorgan Chase ZAR 70 USD 4 09/16/20 —
Royal Bank of Canada USD 495 CAD 663 09/16/20 (7)
Royal Bank of Canada USD 238 CHF 224 09/16/20 (1)
Royal Bank of Canada USD 878 JPY 94,023 09/16/20 (6)
Royal Bank of Canada USD 25 MXN 553 09/17/20 (1)
Royal Bank of Canada USD 199 NOK 1,850 09/16/20 (7)
Royal Bank of Canada AUD 909 USD 638 09/16/20 10
Royal Bank of Canada EUR 1,381 USD 1,575 09/16/20 21
Royal Bank of Canada GBP 910 USD 1,164 09/16/20 36
Royal Bank of Canada HKD 1,498 USD 193 09/16/20 —
Royal Bank of Canada SEK 618 USD 67 09/16/20 1
Royal Bank of Canada SGD 306 USD 221 09/16/20 2
Royal Bank of Canada TRY 587 USD 84 09/16/20 —
Royal Bank of Canada ZAR 70 USD 4 09/16/20 —
State Street USD 27 RUB 1,880 09/16/20 (1)
State Street INR 49,110 USD 644 09/16/20 (1)
State Street TWD 28,550 USD 971 09/16/20 (10)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
219
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX High Yield Index Goldman Sachs
Sell
USD 1,425 5.000%
(2)
06/20/25
(72) 64 (8)
CDX Investment Grade
Index Bank of America
Purchase
USD 7,800 (1.000%)
(2)
06/20/25
153 (246) (93)
Total Open Credit Indices Contracts (å) 81 (182) (101)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 209,719 $ — $ —
$ —
$ 209,719 93.5
Short-Term Investments — — —
9,258
9,258 4.1
Total Investments 209,719 — — 9,258 218,977 97.6
Other Assets and Liabilities, Net 2.4
100.0
Other Financial Instruments
Assets
Futures Contracts 736 — — — 736 0.3
Foreign Currency Exchange Contracts — 298 — — 298 0.1
'

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 21
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Liabilities
Futures Contracts (1,059) — — — (1,059) (0.5)
Foreign Currency Exchange Contracts — (79) — — (79) (—)
*
Credit Default Swap Contracts — (101) — — (101) (—)
*
Total Other Financial Instruments
**
$ (323) $ 118 $ — $ — $ (205)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2020, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
22 Balanced Strategy Fund
Russell Investment Funds
Balanced Strategy Fund
Fair Value of Derivative Instruments — June 30, 2020 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 298 $ —
Variation margin on futures contracts* 532 — — 204
Total
$ 532 $ — $ 298 $ 204
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,059 $ — $ — $ —
Unrealized depreciation on foreign currency exchange contracts — — 79 —
Credit default swap contracts, at fair value — 101 — —
Total
$ 1,059 $ 101 $ 79 $ —
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (2,845) $ — $ — $ —
Credit default swap contracts — (359) — —
Foreign currency exchange contracts — — 280 —
Total
$ (2,845) $ (359) $ 280 $ —
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ 154 $ — $ — $ 204
Credit default swap contracts — (145) — —
Foreign currency exchange contracts — — 338 —
Total
$ 154 $ (145) $ 338 $ 204
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Balanced Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 23
Amounts in thousands
word
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 298 $ — $ 298
Total Financial and Derivative Assets
298 — 298
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 298 $ — $ 298
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Citigroup
$ 16 5 $ 24 $ — $ 141
JPMorgan Chase
63 20 — 43
Royal Bank of Canada
70 22 — 48
Total
$ 29 8 $ 66 $ — $ 232

Russell Investment Funds
Balanced Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
24 Balanced Strategy Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 79 $ — $ 79
Credit Default Swap Contracts Credit default swap contracts, at fair value 101 — 101
Total Financial and Derivative Liabilities
180 — 180
Financial and Derivative Liabilities not subject to a netting agreement
(10 1 ) — (10 1 )
Total Financial and Derivative Liabilities subject to a netting agreement
$ 7 9 $ — $ 7 9
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Citigroup $ 24 $ 24 $ — $ —
JPMorgan Chase 20 20 — —
Royal Bank of Canada 22 22 — —
State Street 1 3 — — 1 3
Total
$ 7 9 $ 66 $ — $ 1 3
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 25
Statement of Assets and Liabilities — June 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 214,810
Investments, at fair value(>) ...........................................................................................................................................................
218,977
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 298
Receivables:
Dividends from affiliated funds .......................................................................................................................................... 2
Investments sold ................................................................................................................................................................ 86
From broker(a)(b) ............................................................................................................................................................... 5,682
Prepaid expenses ........................................................................................................................................................................... 1
Total assets .................................................................................................................................................
225,046
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 2
Fund shares redeemed ....................................................................................................................................................... 87
Accrued fees to affiliates .................................................................................................................................................... 11
Other accrued expenses ..................................................................................................................................................... 67
Variation margin on futures contracts ................................................................................................................................. 320
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 79
Credit default swap contracts, at fair value(+) ................................................................................................................................ 101
Total liabilities .............................................................................................................................................
667
Net Assets ............................................................................................................................................................
$ 224,379

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
26 Balanced Strategy Fund
Statement of Assets and Liabilities, continued — June 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (3,669)
Shares of beneficial interest ...........................................................................................................................................................
254
Additional paid-in capital ..............................................................................................................................................................
227,794
Net Assets ............................................................................................................................................................
$ 224,379
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 8.82
Net assets ............................................................................................................................................................................... $ 224,379,329
Shares outstanding ($.01 par value) ....................................................................................................................................... 25,431,881
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ 81
(>)     Investments in affiliated funds $ 218,977
(a)     Receivable from Broker for Futures $ 5,464
(b)     Receivable from Broker for Swaps $ 218
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 27
Statement of Operations — For the Period Ended June 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 778
Expenses
Advisory fees .................................................................................................................................................................... 229
Administrative fees ........................................................................................................................................................... 49
Custodian fees ................................................................................................................................................................... 30
Transfer agent fees ........................................................................................................................................................... 5
Professional fees ............................................................................................................................................................... 28
Trustees’ fees .................................................................................................................................................................... 6
Printing fees ...................................................................................................................................................................... 23
Miscellaneous ................................................................................................................................................................... 5
Expenses before reductions .............................................................................................................................................. 375
Expense reductions ........................................................................................................................................................... (214)
Net expenses .................................................................................................................................................................................
161
Net investment income (loss) ........................................................................................................................................................
617
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds .......................................................................................................................................... (1,842)
Futures contracts .............................................................................................................................................................. (2,845)
Foreign currency exchange contracts ................................................................................................................................ 280
Credit default swap contracts ............................................................................................................................................ (359)
Capital gain distributions from affiliated funds ................................................................................................................. 609
Net realized gain (loss) ..................................................................................................................................................................
(4,157)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds .......................................................................................................................................... (17,631)
Futures contracts .............................................................................................................................................................. 358
Foreign currency exchange contracts ................................................................................................................................ 338
Credit default swap contracts ............................................................................................................................................ (145)
Foreign currency-related transactions ............................................................................................................................... (5)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (17,085)
Net realized and unrealized gain (loss) ......................................................................................................................................... (21,242)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (20,625)

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
28 Balanced Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2020
(Unaudited)
Fiscal Year Ended
December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 617 $ 7,536
Net realized gain (loss) ...................................................................................................................... (4,157) 4,893
Net change in unrealized appreciation (depreciation) ....................................................................... (17,085) 26,836
Net increase (decrease) in net assets from operations ............................................................................. (20,625) 39,265
Distributions
To shareholders ................................................................................................................................. (5,718) (8,971)
Net decrease in net assets from distributions .......................................................................................... (5,718) (8,971)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (12,951) (19,950)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(39,294) 10,344
Net Assets
Beginning of period .................................................................................................................................
263,673 253,329
End of period ..........................................................................................................................................
$ 224,379 $ 263,673
* Share transaction amounts (in thousands) for the periods ended June 30, 2020 and December 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Proceeds from shares sold 502 $ 4,304 855 $ 7,917
Proceeds from reinvestment of distributions 616 5,718 962 8,971
Payments for shares redeemed (2,657) (22,973) (3,973) (36,838)
Total increase (decrease)
(1,539) $ (12,951) (2,156) $ (19,950)

Russell Investment Funds
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 30
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(f)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2020(1) 9.78 .02 (.76) (.74) (.09) (.13)
December 31, 2019 8.70 .27 1.13 1.40 (.15) (.17)
December 31, 2018 10.17 .32 (.97) (.65) (.54) (.28)
December 31, 2017 9.74 .28 .87 1.15 (.25) (.47)
December 31, 2016 9.38 .24 .60 .84 (.32) (.16)
December 31, 2015 10.40 .22 (.44) (.22) (.22) (.58)

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 31
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(h)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(d)(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c)(f)
%
Portfolio
Turnover Rate
(c)
(.22) 8.82 (7.71) 224,379 .33 .14 .54 7
(.32) 9.78 16.32 263,673 .32 .14 2.89 32
(.82) 8.70 (6.69) 253,329 .30 .14 3.25 13
(.72) 10.17 12.00 295,259 .31 .13 2.74 35
(.48) 9.74 9.05 282,137 .30 .11 2.55 19
(.80) 9.38 (2.30) 288,675 .29 .11 2.16 23

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
32 Balanced Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 2,045
Administration fees 7,896
Transfer agent fees 817
Trustee fees 459
$ 11,217
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Commodity Strategies Fund $ 5,296 $ 394 $ 296 $ (88) $ (1,002) $ 4,304 $ — $ —
RIF Global Real Estate Securities
Fund 5,226 310 413 (24) (896) 4,203 15 —
RIF U.S. Small Cap Equity Fund 15,830 1,748 1,475 (429) (2,539) 13,135 8 341
RIF U.S. Strategic Equity Fund 31,784 403 5,095 (368) (642) 26,082 67 268
RIC Unconstrained Total Return
Fund 33,932 11,144 5,374 (430) (1,444) 37,828 173 —
RIF Strategic Bond Fund 51,935 835 22,444 855 361 31,542 369 —
RIC Emerging Markets Fund 15,996 425 1,140 22 (2,296) 13,007 — —
RIC Global Equity Fund 39,685 87 3,612 (650) (3,131) 32,379 — —
RIF International Developed Markets
Fund 31,650 901 1,667 (249) (4,795) 25,840 110 —
RIC Multi-Strategy Income Fund 26,321 102 3,296 (482) (1,246) 21,399 26 —
U.S. Cash Management Fund 2,722 56,737 50,201 1 (1) 9,258 10 —
$ 260,377 $ 73,086 $ 95,013 $ (1,842) $ (17,631) $ 218,977 $ 778 $ 609
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 218,928,320 $ 208,391 $ (365,025) $ (156,634)

Russell Investment Funds
Growth Strategy Fund
Shareholder Expense Example — June 30, 2020 (Unaudited)
Growth Strategy Fund 33
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2020 to June 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2020 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2020 $ 909 .10 $ 1,024 .12
Expenses Paid During Period* $ 0 .71 $ 0 .75
* Expenses are equal to the Fund's annualized expense ratio of 0.15%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
34 Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 94.2%
Alternative - 3.8%
RIC Commodity Strategies Fund Class Y 811,605 3,360
RIF Global Real Estate Securities Fund 267,497 3,328
6,688
Domestic Equities - 30.2%
RIF U.S. Small Cap Equity Fund 1,354,208 15,506
RIF U.S. Strategic Equity Fund 2,409,477 37,684
53,190
Fixed Income - 14.8%
RIC Unconstrained Total Return Fund Class Y 2,807,256 26,079
International Equities - 35.8%
RIC Emerging Markets Fund Class Y 712,781 11,925
RIC Global Equity Fund Class Y 3,014,905 25,536
RIF International Developed Markets Fund 2,591,091 25,496
62,957
Multi-Asset - 9.6%
RIC Multi-Asset Growth Strategy Fund Class Y 1,749,333 16,899
Total Investments in Affiliated Funds
(cost $164,228) 165,813
Short-Term Investments - 3.1%
U.S. Cash Management Fund(@)
5,406,394
(∞)
5,406
Total Short-Term Investments
(cost $5,406) 5,406
Total Investments - 97.3%
(identified cost $169,634) 171,219
Other Assets and Liabilities, Net - 2.7%
4,744
Net Assets - 100.0%
175,963

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 35
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 14 EUR 1,567 07/20
10
CAC40 Euro Index Futures 80 EUR 3,931 07/20
3
DAX Index Futures 11 EUR 3,390 09/20
17
Dow Jones U.S. Real Estate Index Futures 60 USD 1,859 09/20
(30)
EURO STOXX 50 Index Futures 73 EUR 2,353 09/20
18
FTSE 100 Index Futures 20 GBP 1,230 09/20
(8)
FTSE/MIB Index Futures 9 EUR 868 09/20
(17)
IBEX 35 Index Futures 14 EUR 1,009 07/20
(28)
MSCI EAFE Index Futures 24 USD 2,134 09/20
—
MSCI Emerging Markets Index Futures 68 USD 3,351 09/20
43
OMXS30 Index Futures 56 SEK 9,331 07/20
43
S&P 500 E-Mini Index Futures 41 USD 6,335 09/20
106
S&P/TSX 60 Index Futures 14 CAD 2,600 09/20
33
SPI 200 Index Futures 14 AUD 2,062 09/20
7
TOPIX Index Futures 26 JPY 405,209 09/20
(166)
United States Treasury Long Bond Futures 11 USD 1,964 09/20
50
Short Positions
NASDAQ 100 E-Mini Index Futures 59 USD 11,973 09/20
(624)
Russell 2000 E-Mini Index Futures 54 USD 3,882 09/20
(104)
S&P Financial Select Sector Index Futures 12 USD 854 09/20
30
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(617)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 498 CAD 668 09/16/20 (6)
Citigroup USD 2,093 CNY 14,900 09/16/20 6
Citigroup USD 781 JPY 83,623 09/16/20 (6)
Citigroup AUD 113 USD 79 09/16/20 1
Citigroup CHF 388 USD 411 09/16/20 1
Citigroup EUR 2,008 USD 2,288 09/16/20 28
Citigroup GBP 1,451 USD 1,851 09/16/20 54
Citigroup HKD 893 USD 115 09/16/20 —
Citigroup KRW 233,270 USD 194 09/16/20 (1)
Citigroup MXN 760 USD 34 09/17/20 2
Citigroup SEK 620 USD 67 09/16/20 1
Citigroup SGD 55 USD 40 09/16/20 —
Citigroup ZAR 133 USD 8 09/16/20 —
JPMorgan Chase USD 498 CAD 668 09/16/20 (6)
JPMorgan Chase USD 781 JPY 83,623 09/16/20 (5)
JPMorgan Chase AUD 113 USD 79 09/16/20 1
JPMorgan Chase CHF 388 USD 411 09/16/20 1
JPMorgan Chase EUR 2,008 USD 2,288 09/16/20 28
JPMorgan Chase GBP 1,451 USD 1,851 09/16/20 52
JPMorgan Chase HKD 893 USD 115 09/16/20 —
JPMorgan Chase MXN 760 USD 34 09/17/20 2
JPMorgan Chase SEK 620 USD 67 09/16/20 1
JPMorgan Chase SGD 55 USD 40 09/16/20 —
JPMorgan Chase ZAR 133 USD 8 09/16/20 —
Royal Bank of Canada USD 499 CAD 668 09/16/20 (7)

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
36 Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 781 JPY 83,623 09/16/20 (5)
Royal Bank of Canada AUD 113 USD 79 09/16/20 1
Royal Bank of Canada CHF 388 USD 411 09/16/20 1
Royal Bank of Canada EUR 2,008 USD 2,290 09/16/20 30
Royal Bank of Canada GBP 1,451 USD 1,856 09/16/20 58
Royal Bank of Canada HKD 893 USD 115 09/16/20 —
Royal Bank of Canada MXN 760 USD 34 09/17/20 2
Royal Bank of Canada SEK 620 USD 67 09/16/20 1
Royal Bank of Canada SGD 55 USD 40 09/16/20 —
Royal Bank of Canada ZAR 133 USD 8 09/16/20 —
State Street USD 39 RUB 2,680 09/16/20 (1)
State Street TWD 28,550 USD 971 09/16/20 (11)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
223
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX Investment Grade
Index Goldman Sachs
Purchase
USD 5,300 (1.000%)
(2)
06/20/25
102 (165) (63)
Total Open Credit Indices Contracts (å) 102 (165) (63)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 165,813 $ — $ —
$ —
$ 165,813 94.2
Short-Term Investments — — —
5,406
5,406 3.1
Total Investments 165,813 — — 5,406 171,219 97.3
Other Assets and Liabilities, Net 2.7
100.0
Other Financial Instruments
Assets
Futures Contracts 360 — — — 360 0.2
Foreign Currency Exchange Contracts — 27 1 — — 27 1 0.2
'
Liabilities
Futures Contracts (977) — — — (977) (0.6)
Foreign Currency Exchange Contracts — (48) — — (4 8 ) (—)*
Credit Default Swap Contracts — (63) — — (63) (—)*
Total Other Financial Instruments
**
$ (617) $ 160 $ — $ — $ (457)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 37
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2020, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
38 Growth Strategy Fund
Russell Investment Funds
Growth Strategy Fund
Fair Value of Derivative Instruments — June 30, 2020 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 27 1 $ —
Variation margin on futures contracts* 310 — — 50
Total
$ 310 $ — $ 27 1 $ 50
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 977 $ — $ — $ —
Unrealized depreciation on foreign currency exchange contracts — — 48 —
Credit default swap contracts, at fair value — 63 — —
Total
$ 977 $ 63 $ 48 $ —
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (2,055) $ — $ — $ —
Credit default swap contracts — 781 — —
Foreign currency exchange contracts — — 52 —
Total
$ (3,906) $ 7 81 $ 52 $ —
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ 46 $ — $ — $ —
Credit default swap contracts — 17 2 — —
Foreign currency exchange contracts — — 315 —
Total
$ 46 $ 17 2 $ 31 5 $ —
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 39
Amounts in thousands
word
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 271 $ — $ 271
Total Financial and Derivative Assets
271 — 271
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 271 $ — $ 271
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Citigroup
$ 92 $ 12 $ — $ 80
JPMorgan Chase
8 6 11 — 7 5
Royal Bank of Canada
93 12 — 81
Total
$ 27 1 $ 35 $ — $ 23 6

Russell Investment Funds
Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
40 Growth Strategy Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 48 $ — $ 48
Credit Default Swap Contracts Credit default swap contracts, at fair value 63 — 63
Total Financial and Derivative Liabilities
111 — 111
Financial and Derivative Liabilities not subject to a netting agreement
(6 3 ) — (6 3 )
Total Financial and Derivative Liabilities subject to a netting agreement
$ 4 8 $ — $ 4 8
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Citigroup $ 12 $ 12 $ — $ —
JPMorgan Chase 11 11 — —
Royal Bank of Canada 12 12 — —
State Street 1 3 — — 1 3
Total
$ 4 8 $ 35 $ — $ 1 3
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 41
Statement of Assets and Liabilities — June 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 169,634
Investments, at fair value(>) ...........................................................................................................................................................
171,219
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 271
Receivables:
Dividends and interest ....................................................................................................................................................... 1
Dividends from affiliated funds .......................................................................................................................................... 1
Investments sold ................................................................................................................................................................ 238
Fund shares sold ................................................................................................................................................................ 1
From broker(a)(b) ............................................................................................................................................................... 5,269
Prepaid expenses ........................................................................................................................................................................... 1
Total assets .................................................................................................................................................
177,001
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 4
Fund shares redeemed ....................................................................................................................................................... 239
Accrued fees to affiliates .................................................................................................................................................... 9
Other accrued expenses ..................................................................................................................................................... 60
Variation margin on futures contracts ................................................................................................................................. 615
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 48
Credit default swap contracts, at fair value(+) ................................................................................................................................ 63
Total liabilities .............................................................................................................................................
1,038
Net Assets ............................................................................................................................................................
$ 175,963

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
42 Growth Strategy Fund
Statement of Assets and Liabilities, continued — June 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (4,44 2 )
Shares of beneficial interest ...........................................................................................................................................................
206
Additional paid-in capital ..............................................................................................................................................................
180,199
Net Assets ............................................................................................................................................................
$ 175,963
Net Asset Value
,
offering and redemption price per share:
Net asset value per share:(#) .......................................................................................................................................................... $ 8.56
Net assets ............................................................................................................................................................................... $ 175,963,208
Shares outstanding ($.01 par value) ....................................................................................................................................... 20,567,308
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ 102
(>)     Investments in affiliated funds $ 171,219
(a)     Receivable from Broker for Futures $ 5,119
(b)     Receivable from Broker for Swaps $ 150
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 43
Statement of Operations — For the Period Ended June 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 442
Expenses
Advisory fees .................................................................................................................................................................... 178
Administrative fees ........................................................................................................................................................... 38
Custodian fees ................................................................................................................................................................... 28
Transfer agent fees ............................................................................................................................................................ 4
Professional fees ............................................................................................................................................................... 25
Trustees’ fees .................................................................................................................................................................... 4
Printing fees ...................................................................................................................................................................... 18
Miscellaneous ................................................................................................................................................................... 5
Expenses before reductions .............................................................................................................................................. 300
Expense reductions ........................................................................................................................................................... (166)
Net expenses .................................................................................................................................................................................
134
Net investment income (loss) ........................................................................................................................................................
308
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds .......................................................................................................................................... (1,851)
Futures contracts .............................................................................................................................................................. (2,055)

Net realized gain (loss) ..................................................................................................................................................................
(2,289)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds .......................................................................................................................................... (17,34 4 )
Futures contracts .............................................................................................................................................................. 46
Foreign currency exchange contracts ................................................................................................................................ 315
Credit default swap contracts ............................................................................................................................................ 17 2
Foreign currency-related transactions ............................................................................................................................... (2 3 )
Net change in unrealized appreciation (depreciation) ................................................................................................................... (16,834)
Net realized and unrealized gain (loss) ......................................................................................................................................... (19,123)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (18,815)

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
44 Growth Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2020
(Unaudited)
Fiscal Year Ended
December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 308 $ 4,970
Net realized gain (loss) ...................................................................................................................... (2,289) 4,892
Net change in unrealized appreciation (depreciation) ....................................................................... (16,834) 23,360
Net increase (decrease) in net assets from operations ............................................................................. (18,815) 33,222
Distributions
To shareholders ................................................................................................................................. (6,226) (12,311)
Net decrease in net assets from distributions .......................................................................................... (6,226) (12,311)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (4,405) (5,544)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(29,446) 15,367
Net Assets
Beginning of period .................................................................................................................................
205,409 190,042
End of period ..........................................................................................................................................
$ 175,963 $ 205,409
* Share transaction amounts (in thousands) for the periods ended June 30, 2020 and December 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Proceeds from shares sold 327 $ 2,650 453 $ 4,145
Proceeds from reinvestment of distributions 671 6,226 1,362 12,311
Payments for shares redeemed (1,553) (13,281) (2,393) (22,000)
Total increase (decrease)
(555) $ (4,405) (578) $ (5,544)

Russell Investment Funds
Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 46
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(f)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2020(1) 9.72 .01 (.87) (.86) (.14) (.16)
December 31, 2019 8.76 .23 1.31 1.54 (.07) (.51)
December 31, 2018 10.46 .37 (1.17) (.80) (.51) (.39)
December 31, 2017 9.53 .34 1.13 1.47 (.32) (.22)
December 31, 2016 8.94 .20 .66 .86 (.27) —(f)
December 31, 2015 10.07 .17 (.48) (.31) (.18) (.64)

See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 47
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(h)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(d)(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c )(f)
%
Portfolio
Turnover Rate
(c)
(.30) 8.56 (9.09) 175,963 .34 .15 .35 9
(.58) 9.72 18.06 205,409 .33 .15 2.48 33
(.90) 8.76 (8.05) 190,042 .31 .15 3.69 18
(.54) 10.46 15.65 220,835 .32 .14 3.37 29
(.27) 9.53 9.73 205,944 .30 .12 2.14 18
(.82) 8.94 (3.31) 200,116 .30 .11 1.78 23

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
48 Growth Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2020 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 1,869
Administration fees 6,221
Transfer agent fees 644
Trustee fees 326
$ 9,060
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Commodity Strategies Fund $ 4,123 $ 309 $ 231 $ (88) $ (753) $ 3,360 $ — $ —
RIF Global Real Estate Securities
Fund 4,060 260 283 6 (715) 3,328 11 —
RIF U.S. Small Cap Equity Fund 18,437 1,898 1,339 (340) (3,150) 15,506 14 398
RIF U.S. Strategic Equity Fund 45,335 907 6,951 (685) (922) 37,684 91 386
RIC Unconstrained Total Return
Fund 20,157 10,501 3,557 (292) (730) 26,079 107 —
RIF Strategic Bond Fund 12,025 138 12,174 604 (593) — 84 —
RIC Emerging Markets Fund 14,532 291 818 (27) (2,053) 11,925 — —
RIC Global Equity Fund 30,836 250 2,527 (458) (2,565) 25,536 — —
RIF International Developed Markets
Fund 30,738 760 1,077 (163) (4,762) 25,496 107 —
RIC Multi-Asset Growth Strategy
Fund 20,320 141 2,052 (409) (1,101) 16,899 22 —
U.S. Cash Management Fund 1,621 34,428 30,644 1 — 5,406 6 —
$ 202,184 $ 49,883 $ 61,653 $ (1,851) $ (17,344) $ 171,219 $ 442 $ 784
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 173,772,778 $ 16,365,387 $ (19,375,413) $ (3,010,026)

Russell Investment Funds
Equity Growth Strategy Fund
Shareholder Expense Example — June 30, 2020 (Unaudited)
Equity Growth Strategy Fund 49
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2020 to June 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account or Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2020 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2020 $ 878 .00 $ 1,024 .12
Expenses Paid During Period* $ 0 .70 $ 0 .75
* Expenses are equal to the Fund's annualized expense ratio of 0.15%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
50 Equity Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 87.8%
Alternative - 4.4%
RIC Commodity Strategies Fund Class Y 169,613 702
RIF Global Real Estate Securities Fund 83,686 1,041
1,743
Domestic Equities - 30.8%
RIF U.S. Small Cap Equity Fund 372,554 4,266
RIF U.S. Strategic Equity Fund 501,211 7,839
12,105
Fixed Income - 9.7%
RIC Unconstrained Total Return Fund Class Y 409,837 3,807
International Equities - 39.3%
RIC Emerging Markets Fund Class Y 169,447 2,835
RIC Global Equity Fund Class Y 872,090 7,387
RIF International Developed Markets Fund 533,934 5,254
15,476
Multi-Asset - 3.6%
RIC Multi-Asset Growth Strategy Fund Class Y 144,738 1,398
Total Investments in Affiliated Funds
(cost $33,461) 34,529
Short-Term Investments - 8.5%
U.S. Cash Management Fund(@)
3,324,386
(∞)
3,324
Total Short-Term Investments
(cost $3,324) 3,324
Total Investments - 96.3%
(identified cost $36,785) 37,853
Other Assets and Liabilities, Net - 3.7%
1,466
Net Assets - 100.0%
39,319

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 51
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 4 EUR 448 07/20
3
CAC40 Euro Index Futures 20 EUR 983 07/20
1
DAX Index Futures 3 EUR 924 09/20
5
Dow Jones U.S. Real Estate Index Futures 66 USD 2,045 09/20
(34)
EURO STOXX 50 Index Futures 18 EUR 580 09/20
5
FTSE 100 Index Futures 7 GBP 430 09/20
(3)
FTSE/MIB Index Futures 2 EUR 193 09/20
(4)
IBEX 35 Index Futures 3 EUR 216 07/20
(6)
MSCI EAFE Index Futures 12 USD 1,067 09/20
(1)
OMXS30 Index Futures 13 SEK 2,166 07/20
10
S&P 400 E-Mini Index Futures 2 USD 356 09/20
9
S&P 500 E-Mini Index Futures 22 USD 3,399 09/20
56
SPI 200 Index Futures 3 AUD 442 09/20
2
TOPIX Index Futures 4 JPY 62,339 09/20
(25)
United States Treasury Long Bond Futures 5 USD 893 09/20
23
Short Positions
MSCI Emerging Markets Index Futures 25 USD 1,232 09/20
(18)
NASDAQ 100 E-Mini Index Futures 16 USD 3,247 09/20
(169)
Russell 2000 E-Mini Index Futures 23 USD 1,653 09/20
(46)
S&P Financial Select Sector Index Futures 12 USD 854 09/20
29
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(163)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 310 AUD 443 09/16/20 (5)
Citigroup USD 169 CAD 227 09/16/20 (2)
Citigroup USD 492 CNY 3,500 09/16/20 1
Citigroup USD 354 JPY 37,862 09/16/20 (3)
Citigroup USD 7 ZAR 115 09/16/20 —
Citigroup BRL 980 USD 197 09/16/20 18
Citigroup CHF 223 USD 236 09/16/20 1
Citigroup EUR 655 USD 746 09/16/20 9
Citigroup GBP 420 USD 535 09/16/20 15
Citigroup HKD 360 USD 46 09/16/20 —
Citigroup KRW 116,630 USD 97 09/16/20 —
Citigroup MXN 2,025 USD 91 09/17/20 4
Citigroup SEK 375 USD 41 09/16/20 —
Citigroup SGD 22 USD 16 09/16/20 —
Royal Bank of Canada USD 310 AUD 443 09/16/20 (5)
Royal Bank of Canada USD 169 CAD 227 09/16/20 (2)
Royal Bank of Canada USD 353 JPY 37,862 09/16/20 (2)
Royal Bank of Canada USD 7 ZAR 115 09/16/20 —
Royal Bank of Canada CHF 223 USD 236 09/16/20 1
Royal Bank of Canada EUR 655 USD 747 09/16/20 10
Royal Bank of Canada GBP 420 USD 537 09/16/20 16
Royal Bank of Canada HKD 360 USD 46 09/16/20 —
Royal Bank of Canada MXN 2,025 USD 92 09/17/20 4
Royal Bank of Canada SEK 375 USD 41 09/16/20 —

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments, continued — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
52 Equity Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada SGD 22 USD 16 09/16/20 —
State Street USD 22 RUB 1,490 09/16/20 (1)
State Street INR 12,940 USD 170 09/16/20 —
State Street TWD 9,520 USD 324 09/16/20 (3)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
56
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Investment Grade
Index Bank of America
Sell
USD 1,615 5.000%
(2)
06/20/25
(68) 59 (9)
Total Open Credit Indices Contracts (å) (68) 59 (9)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 34,529 $ — $ —
$ —
$ 34,529 87.8
Short-Term Investments — — —
3,324
3,324 8.5
Total Investments 34,529 — — 3,324 37,853 96.3
Other Assets and Liabilities, Net 3.7
100.0
Other Financial Instruments
Assets
Futures Contracts 143 — — — 143 0.4
Foreign Currency Exchange Contracts — 79 — — 79 0.2
'
Liabilities
Futures Contracts (306) — — — (306) (0.8)
Foreign Currency Exchange Contracts — (23) — — (23) (0.1)
Credit Default Swap Contracts — (9) — — (9) (—)
*
Total Other Financial Instruments
**
$ (163) $ 47 $ — $ — $ (116)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Funds
Equity Growth Strategy Fund
Fair Value of Derivative Instruments — June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 53
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 79 $ —
Variation margin on futures contracts* 120 — — 23
Total
$ 120 $ — $ 79 $ 23
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 306 $ — $ — $ —
Unrealized depreciation on foreign currency exchange contracts — — 23 —
Credit default swap contracts, at fair value — 9 — —
Total
$ 306 $ 9 $ 23 $ —
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (621) $ — $ — $ —
Credit default swap contracts — (26) — —
Foreign currency exchange contracts — — 73 —
Total
$ (621) $ (26) $ 73 $ —
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ (21) $ — $ — $ 22
Credit default swap contracts — 99 — —
Foreign currency exchange contracts — — 74 —
Total
$ (21) $ 99 $ 74 $ 22
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Equity Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
54 Equity Growth Strategy Fund
Amounts in thousands
word
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 79 $ — $ 79
Total Financial and Derivative Assets
79 — 79
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 79 $ — $ 79
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Citigroup
$ 48 $ 10 $ — $ 38
Royal Bank of Canada
3 1 10 — 2 1
Total
$ 79 $ 20 $ — $ 59

Russell Investment Funds
Equity Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 55
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 23 $ — $ 23
Credit Default Swap Contracts Credit default swap contracts, at fair value 9 — 9
Total Financial and Derivative Liabilities
32 — 32
Financial and Derivative Liabilities not subject to a netting agreement
(9) — (9)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 2 3 $ — $ 2 3
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Citigroup $ 10 $ 10 $ — $ —
Royal Bank of Canada 10 10 — —
State Street 3 — — 3
Total
$ 2 3 $ 20 $ — $ 3
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
56 Equity Growth Strategy Fund
Statement of Assets and Liabilities — June 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 36,785
Investments, at fair value(>) ...........................................................................................................................................................
37,853
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 79
Receivables:
Dividends and interest ....................................................................................................................................................... 6
Dividends from affiliated funds .......................................................................................................................................... 1
Fund shares sold ................................................................................................................................................................ 51
From affiliates .................................................................................................................................................................... 6
From broker(a)(b) ............................................................................................................................................................... 1,613
Total assets .................................................................................................................................................
39,609
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 28
Fund shares redeemed ....................................................................................................................................................... 2 2
Accrued fees to affiliates .................................................................................................................................................... 2
Other accrued expenses ..................................................................................................................................................... 4 4
Variation margin on futures contracts ................................................................................................................................. 162
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 23
Credit default swap contracts, at fair value(+) ................................................................................................................................ 9
Total liabilities .............................................................................................................................................
290
Net Assets ............................................................................................................................................................
$ 39,319

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 57
Statement of Assets and Liabilities, continued — June 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (3,095)
Shares of beneficial interest ...........................................................................................................................................................
51
Additional paid-in capital ..............................................................................................................................................................
42,363
Net Assets ............................................................................................................................................................
$ 39,319
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 7.72
Net assets ............................................................................................................................................................................... $ 39,318,683
Shares outstanding ($.01 par value) ....................................................................................................................................... 5,091,534
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ (68)
(>)     Investments in affiliated funds $ 37,853
(a)     Receivable from Broker for Futures $ 1,387
(b)     Receivable from Broker for Swaps $ 226
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
58 Equity Growth Strategy Fund
Statement of Operations — For the Period Ended June 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 82
Expenses
Advisory fees .................................................................................................................................................................... 41
Administrative fees ........................................................................................................................................................... 9
Custodian fees ................................................................................................................................................................... 26
Transfer agent fees ........................................................................................................................................................... 1
Professional fees ............................................................................................................................................................... 20
Trustees’ fees .................................................................................................................................................................... 1
Printing fees ...................................................................................................................................................................... 7
Miscellaneous ................................................................................................................................................................... 4
Expenses before reductions .............................................................................................................................................. 10 9
Expense reductions ........................................................................................................................................................... (78)
Net expenses .................................................................................................................................................................................
31
Net investment income (loss) ........................................................................................................................................................
51
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds .......................................................................................................................................... (1, 934 )
Futures contracts .............................................................................................................................................................. (621)
Foreign currency exchange contracts ................................................................................................................................ 73
Credit default swap contracts ............................................................................................................................................ (26)
Capital gain distributions from affiliated funds ................................................................................................................. 219
Net realized gain (loss) ..................................................................................................................................................................
(2, 289 )
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds .......................................................................................................................................... (4, 153 )

Foreign currency-related transactions ............................................................................................................................... (7)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (3, 986 )
Net realized and unrealized gain (loss) ......................................................................................................................................... (6,275)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (6,224)

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 59
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2020
(Unaudited)
Fiscal Year Ended
December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 51 $ 1,140
Net realized gain (loss) ...................................................................................................................... (2, 289 ) 1,855
Net change in unrealized appreciation (depreciation) ....................................................................... (3, 986 ) 5,903
Net increase (decrease) in net assets from operations ............................................................................. (6,224) 8,898
Distributions
To shareholders ................................................................................................................................. (2,147) (3,114)
Net decrease in net assets from distributions .......................................................................................... (2,147) (3,114)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (1,626) (4,098)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(9,997) 1,686
Net Assets
Beginning of period .................................................................................................................................
49,316 47,630
End of period ..........................................................................................................................................
$ 39,319 $ 49,316
* Share transaction amounts (in thousands) for the periods ended June 30, 2020 and December 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Proceeds from shares sold 257 $ 2,160 250 $ 2,157
Proceeds from reinvestment of distributions 247 2,147 369 3,114
Payments for shares redeemed (773) (5,933) (1,094) (9,369)
Total increase (decrease)
(269) $ (1,626) (475) $ (4,098)

Russell Investment Funds
Equity Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 60
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(f)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2020(1) 9.20 .01 (1.09) (1.08) (.15) (.25)
December 31, 2019 8.16 .20 1.39 1.59 (.02) (.53)
December 31, 2018 9.97 .36 (1.26) (.90) (.48) (.43)
December 31, 2017 8.92 .35 1.21 1.56 (.32) (.19)
December 31, 2016 8.28 .17 .72 .89 (.25) —
December 31, 2015 9.46 .16 (.50) (.34) (.13) (.71)

See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 61
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(h)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(d)(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c)(f)
%
Portfolio
Turnover Rate
(c)
(.40) 7.72 (12.20) 39,319 .52 .15 .25 7
(.55) 9.20 20.09 49,316 .48 .15 2.36 38
(.91) 8.16 (9.55) 47,630 .43 .15 3.73 21
(.51) 9.97 17.67 55,946 .43 .14 3.72 35
(.25) 8.92 10.85 48,164 .40 .12 1.97 21
(.84) 8.28 (3.87) 48,051 .39 .11 1.73 31

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
62 Equity Growth Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administration fees $ 1,381
Transfer agent fees 143
Trustee fees 122
$ 1,646
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Commodity Strategies Fund $ 976 $ 148 $ 214 $ (63) $ (145) $ 702 $ — $ —
RIF Global Real Estate Securities
Fund 1,449 92 238 (26) (236) 1,041 4 —
RIF U.S. Small Cap Equity Fund 5,828 494 818 (235) (1,003) 4,266 3 128
RIF U.S. Strategic Equity Fund 10,735 319 2,568 (458) (189) 7,839 19 91
RIC Unconstrained Total Return
Fund 5,284 698 1,834 (126) (215) 3,807 23 —
RIC Emerging Markets Fund 3,945 150 617 (104) (539) 2,835 — —
RIC Global Equity Fund 10,215 309 1,895 (596) (646) 7,387 2 —
RIF International Developed Markets
Fund 7,273 463 1,147 (242) (1,093) 5,254 26 —
RIC Multi-Asset Growth Strategy
Fund 1,927 107 465 (84) (87) 1,398 — —
U.S. Cash Management Fund 958 18,432 16,066 — — 3,324 5 —
$ 48,590 $ 21,212 $ 25,862 $ (1,934) $ (4,153) $ 37,853 $ 82 $ 219
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 38,467,184 $ 692,065 $ (1,423,792) $ (731,727)

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Schedules of Investments — June 30, 2020 (Unaudited)
Notes to Schedules of Investments 63
Footnotes:
Abbreviations:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund. See Statement of Assets and Liabilities.
(ÿ) Notional Amount in thousands.
(∞) Unrounded units.
(@) Affiliate.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBSW - Bank Bill Swap Reference Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
HIBOR – Hong Kong Interbank Offered Rate
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SIBOR – Singapore Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
UK - United Kingdom

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Schedules of Investments, continued — June 30, 2020 (Unaudited)
64 Notes to Schedules of Investments
Foreign Currency Abbreviations:
ARS - Argentine peso HUF - Hungarian forint PKR - Pakistani rupee
AUD - Australian dollar IDR - Indonesian rupiah PLN - Polish zloty
BRL - Brazilian real ILS - Israeli shekel RUB - Russian ruble
CAD - Canadian dollar INR - Indian rupee SEK - Swedish krona
CHF - Swiss franc ISK - Icelandic krona SGD - Singapore dollar
CLP - Chilean peso ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese yuan renminbi JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR – Malaysian ringgit VEB - Venezuelan bolivar
EGP - Egyptian pound NOK - Norwegian krone VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
HKD – Hong Kong dollar PHP – Philippine peso

Russell Investment Funds
LifePoints
®
Variable Target Portfolio Series
Notes to Financial Highlights — June 30, 2020 (Unaudited)
Notes to Financial Highlights 65
(1) For the period ended June 30, 2020 (Unaudited).
(a) Average daily shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f) May reflect amounts waived and reimbursed by Russell Investment Management, LLC (“RIM”).
(g) Less than $.01 per share.
(h) The total return does not reflect any Insurance Company Separate Account or Policy Charges.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements — June 30, 2020 (Unaudited)
66 Notes to Financial Statements
Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on four of these
Funds. The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended
(“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust
Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment
Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing principally, in shares of several other RIF Funds and in certain Russell Investment Company (“RIC”) Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. In addition to investing in the Underlying Funds, Russell Investment Management, LLC ("RIM"), the Funds' investment adviser, may directly manage Fund assets and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. In connection with these investment strategies, the Funds may invest in derivative instruments and may use derivatives to take both long and short positions. The Funds may hold cash in connection with these investments. A Fund usually, but not always, pursues a strategy of being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization").
The following table shows each Funds' approximate expected target strategic asset allocation to equity, fixed income, multi-asset, and alternative asset classes effective May 1, 2020. As of June 30, 2020, the equity Underlying Funds in which the Funds may invest include the RIC Sustainable Equity, RIC U.S. Dynamic Equity, RIF U.S. Small Cap Equity, RIF U.S. Strategic Equity, RIC
Emerging Markets, RIC Global Equity, and RIF International Developed Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC Investment Grade Bond, RIC Opportunistic Credit, RIC Short Duration Bond, RIC
Unconstrained Total Return, and RIF Strategic Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the RIC Multi-Asset Growth Strategy and RIC Multi-Strategy Income Funds. The alternative Underlying Funds in which the
Funds may invest include the RIC Commodity Strategies, RIC Global Infrastructure and RIF Global Real Estate Securities Funds.
Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.
A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2)
by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on RIM’s capital markets research, and/
or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
Asset Allocation*
Moderate
Strategy
Fund
Balanced
Strategy
Fund
Growth
Strategy
Fund
Equity Growth
Strategy Fund
Equity 34% 53% 70% 80%
Fixed Income 52% 33% 16% 11%
Multi-Asset 12% 10% 10% 4%
Alternative # 2% 4% 4% 5%

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2020 (Unaudited)
Notes to Financial Statements 67
Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair
Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurements.
The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management has adopted the ASU and there was no material impact to the financial statements.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS"). The Funds value the shares of the Underlying Funds at the current NAV per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2020 (Unaudited)
68 Notes to Financial Statements
valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market)
will be valued based upon the NAV of such investments.
Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.
For the period ended June 30, 2020, there was no movement between the levels of the fair value hierarchy.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2020 (Unaudited)
Notes to Financial Statements 69
in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost within a particular Fund.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. At June 30, 2020, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2017 through December 31, 2019, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.

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70 Notes to Financial Statements
Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Funds may enter into foreign currency contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.
Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as Receivables for Variation margin on futures contracts and Payables for Variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
In November 2019, the Securities and Exchange Commission ("SEC") proposed new regulations applicable to a mutual fund's use of derivatives. If adopted as proposed, these regulations could potentially limit or impact a Fund's ability to invest in derivatives and negatively affect the Fund's performance and ability to pursue its stated investment objective.
The effects of derivative instruments, categorized by risk exposure, on the Statement of Assets and Liabilities and the Statement
of Operations, for the period ended June 30, 2020, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability

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Notes to Financial Statements 71
of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended June 30, 2020, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:
The Funds' foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.
Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Funds Strategies
Moderate Strategy Fund Return enhancement and hedging
Balanced Strategy Fund Return enhancement and hedging
Growth Strategy Fund Return enhancement and hedging
Equity Growth Strategy Fund Return enhancement and hedging
Outstanding Contract Amounts Sold
Quarter Ended March 31, 2020 June 30, 2020
Moderate Strategy Fund $ 5,746,662 $ 5,780,913
Balanced Strategy Fund 23,100,993 23,327,044
Growth Strategy Fund 21,406,205 21,539,379
Equity Growth Strategy Fund 6,257,969 6,326,470
Outstanding Contract Amounts Bought
Quarter Ended March 31, 2020 June 30, 2020
Moderate Strategy Fund $ 5,695,450 $ 5,774,852
Balanced Strategy Fund 23,440,013 23,562,542
Growth Strategy Fund 21,784,086 21,796,203
Equity Growth Strategy Fund 6,336,457 6,388,657

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72 Notes to Financial Statements
The Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended June 30, 2020, the Funds purchased or sold options primarily for the strategies listed below:
For the period ended June 30, 2020, the Funds did not enter into any options.
Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended June 30, 2020, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.
Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
The Funds may enter into several different types of swap agreements including credit default, interest rate, total return and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Notional of Futures Contracts Outstanding
Funds March 31, 2020 June 30, 2020
Moderate Strategy Fund $ 22,090,672 $ 31,368,813
Balanced Strategy Fund 60,809,523 79,177,352
Growth Strategy Fund 47,520,098 56,705,705
Equity Growth Strategy Fund 15,330,252 20,151,215

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swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of

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74 Notes to Financial Statements
the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30,
2020, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended June 30, 2020, the Funds entered into credit default swaps primarily for the strategies listed below:
The Funds' period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging and exposing cash to markets

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Notes to Financial Statements 75
Total Return Swaps
The Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended June 30, 2020, the Funds did not enter into any total return swaps.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements for OTC derivative transactions between brokers and counterparties, such as ISDA Master Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds and the Underlying Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The
United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the
Credit Default Swap Notional Amounts
Outstanding
Quarter Ended March 31, 2020 June 30, 2020
Moderate Strategy Fund $ 17,500,000 $ 7,420,000
Balanced Strategy Fund 30,300,000 9,225,000
Growth Strategy Fund 8,300,000 5,300,000
Equity Growth Strategy Fund 2,700,000 1,615,000

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76 Notes to Financial Statements
end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the
Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Funds or the Underlying Funds or on certain instruments in which a Fund or an Underlying Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Funds’ or Underlying Funds’ investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of
LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR.
The transition may also result in a reduction in the value of certain instruments held by a Fund or an Underlying Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund or Underlying Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund or an Underlying Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' and Underlying Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' and Underlying Funds' Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.
Investment Transactions
Securities
During the period ended June 30, 2020, purchases and sales of investment securities (excluding short-term investments, options and futures) were as follows:
Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the
Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is
Purchases Sales
Moderate Strategy Fund $ 12,632,322 $ 22,525,490
Balanced Strategy Fund 16,348,735 44,812,087
Growth Strategy Fund 15,455,210 31,009,4 56
Equity Growth Strategy Fund 2,780,229 9,796,138

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responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of
RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of June 30, 2020, the Funds had invested
$21,726,112 in the U.S. Cash Management Fund.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
The advisory fee of 0.20% is based upon the average daily net assets of each Fund and the administration fee of up to 0.0425%
is based on the combined average daily net assets of the Funds. Advisory and administration fees are paid monthly. The following table shows the total amount of each of these fees paid by the Funds for the period ended June 30, 2020:
RIM has agreed to certain waivers of its advisory fees as follows:
For the Moderate Strategy Fund, RIM has contractually agreed, until April 30, 2021, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Balanced Strategy Fund, RIM has contractually agreed, until April 30, 2021, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Growth Strategy Fund, RIM has contractually agreed, until April 30, 2021, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15%
of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Equity Growth Strategy Fund, RIM has contractually agreed, until April 30, 2021, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the period ended June 30, 2020, RIM waived/reimbursed the following expenses:
Advisory Administration
Moderate Strategy Fund
$ 89,995 $ 19,124
Balanced Strategy Fund
229,490 48,767
Growth Strategy Fund
177,751 37,772
Equity Growth Strategy Fund
41,462 8,811
Waiver Reimbursement Total
Moderate Strategy Fund $ 89,995 $ 24,699 $ 114,694
Balanced Strategy Fund 214,218 — 214,218
Growth Strategy Fund 166,424 — 166,424
Equity Growth Strategy Fund 41,462 36,141 77,603

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2020 (Unaudited)
78 Notes to Financial Statements
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended June 30, 2020 were as follows:
Distributor
Russell Investments Financial Services, LLC, (the “Distributor”), a wholly-owned subsidiary of RIM, is the distributor for the
Investment Company pursuant to a distribution agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.
Affiliated Brokerage Transactions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
Board of Trustees
The Russell Investments Fund Complex consists of RIC, which has 34 funds and RIF, which has 9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the
Russell Investments Fund Complex.
For the period ended June 30, 2020, the regular compensation paid to the Trustees by the Russell Investments Fund Complex was
$984,750.
Federal Income Taxes
At June 30, 2020, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:
Record Ownership
As of June 30, 2020, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund.
Amount
Moderate Strategy Fund
$ 1,980
Balanced Strategy Fund
5,049
Growth Strategy Fund
3,911
Equity Growth Strategy Fund
912
No Expiration
Funds Short Term Long-Term Totals
Moderate Strategy Fund $ 87,673 $ — $ 87,673
# of Shareholders %
Moderate Strategy Fund
1 87.6
Balanced Strategy Fund
1 88.2
Growth Strategy Fund
2 97.8
Equity Growth Strategy Fund
2 96.6

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2020 (Unaudited)
Notes to Financial Statements 79
Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no events have occurred that require disclosure except the following:
On July 2, 2020, the Board declared dividends payable from net investment income. Dividends were paid on July 7, 2020 to shareholders of record effective with the opening on July 6, 2020.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement —(Unaudited)
80 Basis for Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”) and the portfolio management contract with each Money
Manager of the funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the “Agreements”) in which the Funds invest (the “Underlying Funds”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The
Board, which is currently comprised entirely of Independent Trustees (the “Trustees”), considered the continuation of the Agreements at a meeting held by video conference on May 15, 2020 (the “Agreement Evaluation Meeting”), and further considered and approved the continuation of the Agreements at a meeting held by video conference on May 18-19, 2020 (the “Agreement Approval Meeting”) in
reliance on the exemptive order for temporary, conditional relief from the in-person voting requirement of Section 15(c) of the 1940 Act provided by the U.S. Securities and Exchange Commission (the “SEC”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds and Underlying Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, management of the Funds and the Underlying Funds and other services provided by
RIM (and its affiliates) and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and considered (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the Money
Managers to the Funds and the Underlying Funds; (2) information and reports prepared by RIM relating to the profitability of each Fund and Underlying Fund to RIM (and its affiliates); and (3) information received from an independent, nationally recognized provider of investment company information comparing the performance of the Funds and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIM, believed by the provider to be generally comparable to the Funds and the Underlying Funds (the “Third-Party Information”). In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. The foregoing and other information received by the Board in connection with its evaluations of the Agreements are collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIM-managed funds for which the Board has supervisory responsibility, including the Underlying Funds (“Other RIM Funds”), with respect to services provided by RIM, RIM’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds and the Underlying Funds (“Fund Counsel”)
discussing the legal standards for their consideration of the continuations of the Agreements, and separately received a memorandum regarding their responsibilities from their Independent Counsel.
At a meeting held in person on April 30, 2019 (the “Agreement Information Review Meeting,”), the Board, including the Independent
Trustees, in preparation for the Agreement Evaluation Meeting, met with representatives of RIM; met in an executive session with a representative of TA Associates Management, L.P. (“TA Associates”), at which the Chief Operating Officer (“COO”) of RIM’s parent company was present; and then the Independent Trustees met in a private session with Independent Counsel at which no representatives of RIM or the Funds’ management were present to review the Agreement Evaluation Information received to that date and, on the basis of that review, communicated additional questions and requested additional Agreement Evaluation Information.
Certain additional Agreement Evaluation Information requested at the Agreement Information Review Meeting was received on May
10, 2019. On May 14, 2019, the Independent Trustees met by conference telephone call in private session with Independent Counsel to further discuss the Agreement Evaluation Information and review the additional Agreement Evaluation Information. On May
14, 2019, following the aforementioned conference call, the Board Chair met in-person with representatives of management. At the
Agreement Evaluation Meeting, the Independent Trustees again met in person in a private session with Independent Counsel to review additional or revised Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the
Board, including the Independent Trustees, considered the proposed continuance of the Agreements with RIM, Fund management,
Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other RIM Funds. Information received by the Board, including the Independent Trustees, prior to and at the Agreement Information Review Meeting, the Agreement
Evaluation Meeting and other meetings identified above is included in the Agreement Evaluation Information. Prior to voting at the
Agreement Evaluation Meeting, the Independent Trustees met in private session with Independent Counsel to consider Agreement
Evaluation Information received from RIM and management at and prior to the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
Basis for Approval of Investment Advisory Agreement 81
On April 27, 2020, the Trustees met privately by video conference with Independent Counsel to discuss the Agreement Evaluation
Information received to that date. At a meeting held on April 28, 2020 (the “Agreement Information Review Meeting”), the Trustees,
in preparation for the Agreement Evaluation Meeting, met by video conference in an executive session with a representative of TA
Associates Management, L.P. (“TA Associates”), at which Independent Counsel and Fund Counsel and, for a portion of the session, the
Chief Financial Officer (“CFO”) and Chief Operating Officer (“COO”) of RIM’s parent company were present; met by video conference with representatives of RIM; and then the Trustees met by video conference in a private session with Independent Counsel at which no representatives of RIM or the Funds’ management were present to further review and discuss the Agreement Evaluation Information received to that date. On the basis of that review, the Trustees communicated additional questions and requested additional Agreement
Evaluation Information. Certain additional Agreement Evaluation Information requested at the Agreement Information Review
Meeting was received on May 7, 2020. On May 12, 2020, the Trustees met by video conference in private session with Independent
Counsel to further discuss the Agreement Evaluation Information and review the additional Agreement Evaluation Information. On
May 13, 2020, the Board Chair met by conference telephone call with representatives of management and requested clarifications and confirmations of certain of the previously provided additional Agreement Evaluation Information and those clarifications and confirmations were addressed at the Agreement Evaluation Meeting. At the Agreement Evaluation Meeting, the Trustees again met by video conference in a private session with Independent Counsel to review the additional or revised Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the Trustees considered the proposed continuance of the Agreements with
RIM, Fund management, Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other
RIM Funds. Information received by the Board prior to and at the Agreement Information Review Meeting, the Agreement Evaluation
Meeting, the Agreement Approval Meeting and other meetings identified above is included in the Agreement Evaluation Information.
Prior to voting at the Agreement Approval Meeting, the Trustees met in private session with Independent Counsel to consider Agreement
Evaluation Information received from RIM and management at and prior to the Agreement Approval Meeting. The discussion below reflects all of these reviews.
In evaluating the Agreements, the Board considered that each of the Underlying Funds employs a manager-of-managers method of investment and RIM’s past expressed belief that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from most other investment companies. In the case of most other investment companies, an investment advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. In the case of the
Underlying Funds, RIM, however, has engaged multiple unaffiliated Money Managers. RIM is responsible for paying fees to the Money
Managers (“Money Manager Fees”) out of the fees paid by the Underlying Funds to RIM for its services under the RIM Agreement
(the “Advisory Fee”). A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of an Underlying Fund’s assets to manage directly in its discretion; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for an Underlying Fund; or (3) both a discretionary and a non-discretionary assignment. Money Manager Fees for a non-discretionary assignment may be the same as, or lower than, the fees would be for a discretionary assignment with the same Money Manager.
The Board considered that RIM (rather than any Money Manager in the case of Underlying Funds) is responsible under the RIM
Agreement for determining, implementing and maintaining the investment program for each Fund and, in conducting each Fund’s investment program, allocating assets of such Fund principally among its Underlying Funds. The assets of each Fund are principally invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIM. RIM analyzes opportunities and risks at the aggregate level of the four main asset classes – equities, fixed income, alternatives and multi-asset – and monitors exposure to such asset classes using analytical tools to ensure that any deviations from the target asset allocations are intentional and tactical. RIM continually evaluates each Fund’s allocation between asset classes to ensure that the allocations optimally match the
Fund’s stated investment objectives and risks profile. In addition to investing in the Underlying Funds, RIM may seek to actively manage each Fund’s overall exposures (such as asset class, currency, capitalization size, industry, sector, region, credit exposure, country risk, yield curve positioning or interest rates) by investing in derivatives that RIM believes will achieve the desired exposures for the Fund. RIM may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. The overall performance of each Fund therefore has reflected, in part, the performance of RIM in designing the investment program of the
Fund and in determining the Funds’ target strategic asset allocations. The overall performance of each Fund also has reflected the performance of RIM in managing its Underlying Funds.

Russell Investment Funds
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Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
82 Basis for Approval of Investment Advisory Agreement
The Board considered that, although RIM traditionally has managed Underlying Fund exposures through the selection of and allocations to Money Manager strategies, innovations in RIM portfolio management techniques together with evolutions in available technology, tools and analytics have resulted in certain changes in RIM’s approach to its Underlying Fund investment advisory services. In this regard, assets of each Underlying Fund continue to be allocated among RIM and the multiple Money Manager strategies selected by
RIM for that Underlying Fund. RIM may change an Underlying Fund’s asset allocation to a Money Manager at any time, including by allocating no Underlying Fund assets to one or more Money Manager strategies. In addition, RIM continues to manage the investment of each Underlying Fund’s cash and portions of an Underlying Fund during transitions between discretionary Money Managers. RIM also continues to manage directly any portion of each Underlying Fund’s assets that RIM determines not to allocate to Money Manager strategies. Most Underlying Funds usually, but not always, pursue a strategy to be fully invested by exposing all or a portion of their cash to the performance of appropriate markets by purchasing equity securities, fixed income securities and/or derivatives, which typically include futures contracts. This cash “equitization” strategy is managed by RIM. With respect to the portion of an Underlying
Fund that RIM manages based upon non-discretionary Money Manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each Money Manager’s strategy through an “enhanced portfolio implementation,” or “emulation,” process designed to capture return streams of multiple managers in a centralized portfolio. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. RIM noted that the Underlying Funds may benefit from emulation through, among other things, improved incremental returns over time due to lower aggregate transaction costs and turnover from reduced trading volumes and the potential for additional commission recapture. In all cases, Underlying Fund assets are managed directly by RIM pursuant to authority provided by the RIM Agreement. The Board noted the variety and complexity of investment advisory services that RIM provides directly or, through the Underlying Funds, indirectly to the Funds under the RIM Agreement.
In the case of Underlying Funds, RIM is responsible for selecting (subject to Board approval), overseeing and evaluating the performance results of the Money Managers for each Underlying Fund and for actively managing allocations and reallocations of its assets among the Money Manager strategies and RIM itself. Each discretionary Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for researching, selecting and trading portfolio securities for the portion of the Underlying Fund assigned to it by RIM in accordance with the Underlying Fund’s applicable investment objective, policies and restrictions, any specific guidelines placed by RIM upon their selection of portfolio securities and the Money Manager’s specified role in an Underlying Fund. A Money Manager’s primary role is to pursue a particular investment strategy that has been selected and assigned to it by RIM through sector and security selection and risk control measures in a manner that is consistent with its RIM-assigned guidelines. The Money Managers operate subject to the oversight of, and instructions from, RIM. For each Underlying Fund, RIM is responsible for, among other things, providing each Money Manager with the investment guidelines and policies for the Underlying
Fund and any specific investment restrictions; monitoring the performance of each Money Manager and Underlying Fund; generally supervising compliance by the discretionary Money Managers and, as applicable, the non-discretionary Money Managers with each
Underlying Fund’s investment objective and policies; with respect to Underlying Funds with non-discretionary Money Managers, purchasing and selling securities for the Underlying Funds based on model portfolios representing the investment recommendations of the non-discretionary Money Managers; managing Underlying Fund assets that are not allocated to Money Manager strategies; managing the Funds’ and Underlying Funds’ cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions of new Money Managers or terminations or replacements of existing Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM may impose specific investment or strategy parameters from time to time on each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money
Managers for the Underlying Fund in a complementary manner. Therefore, RIM’s selection of Money Managers for an Underlying Fund is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same Underlying Fund. In light of the foregoing, the overall performance of each Underlying Fund has reflected, in great part, the performance of RIM in designing the Underlying Fund’s investment program, structuring the Underlying
Fund, selecting effective Money Managers, and allocating assets among the Money Manager strategies and RIM in a manner designed to achieve the investment objectives of the Underlying Fund. In the Agreement Evaluation Information, RIM noted the broad array of investment management services provided to the Underlying Funds by RIM compared to the relatively narrow portfolio management services provided to the Underlying Funds by Money Managers.
RIM has advised the Board that its portfolio construction process is investment led and designed to be conducted in a manner that is consistent with its fiduciary duties. The objective of RIM’s portfolio construction is to meet a portfolio’s investment objective and

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
Basis for Approval of Investment Advisory Agreement 83
established excess return target. In the Agreement Evaluation Information, RIM noted that while it has general goals for Money
Manager Fees in the aggregate globally, there are no specific fee targets that are established for individual portfolios, which includes each of the Underlying Funds. In the Agreement Evaluation Information, RIM advised the Board that Money Manager Fees, in the aggregate, must allow RIM to remain a going concern with sufficient resources to provide required services to the Funds and to earn a reasonable profit. RIM advised the Board that RIM portfolio managers utilize a number of tools in the portfolio construction process in order to meet an Underlying Fund’s objective taking into account Money Manager Fees. These tools include, among others, Money
Manager selection, Money Manager allocation, Money Manager Fee negotiations, guideline customization and Direct Management
Services (as defined below).
The Board considered that the prospectuses for the Funds and the Underlying Funds and other public disclosures have emphasized, and continue to emphasize, to investors RIM’s role as the principal investment manager for each Underlying Fund, rather than the investment selection or recommendation role of these Underlying Funds’ Money Managers, and describe the manner in which the
Funds or Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIM’s reputation for and performance record in managing the manager-of-managers structure of the Underlying Funds.
The Board also considered the demands and complexity of managing the Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Underlying Funds and the possibility that, at the current expense ratio of each Underlying Fund, there might be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-of-managers strategy of such Underlying Fund selected by shareholders in purchasing their shares
In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating renewal of the RIM Agreement, including the following:
1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIM;
2. The Advisory Fee paid by the Fund or the Underlying Fund to RIM and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including, in the case of Underlying Funds, the fact that RIM pays all Money Manager Fees out of its Advisory Fee;
3. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund or the
Underlying Fund, including any administrative or transfer agent fees and any fees received for management or administration of uninvested cash and securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities and foreign exchange transactions;
4. Information provided by RIM as to expenses incurred by the Fund or Underlying Fund;
5. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund or the
Underlying Fund; and
6. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the Fund or the Underlying Fund.
In connection with the Trustees’ consideration of the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds or the Underlying Funds, including Fund portfolio management services, the Chief Investment Officer of RIM and the Funds, and senior representatives of Russell Investments (as defined below), discussed with the Board certain enhancements made to the investment management program for the Underlying Funds to seek to increase the probability of excess returns. The Board also discussed the Funds’ compliance program with the Funds’ Chief Compliance Officer
(“CCO”), including certain items reported in the annual report of the CCO required under Rule 38a-1 of the 1940 Act (the “Annual
CCO Report”) and the status of the goals for the past year related to the compliance program that the CCO identified in connection with last year’s Annual CCO Report. The Annual CCO Report also included information on the progress made with respect to various

Russell Investment Funds
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Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
84 Basis for Approval of Investment Advisory Agreement
compliance, operations and technology initiatives previously discussed with the Board. The CCO discussed with the Board, and the
Board noted, enhancements made to the compliance programs of RIM and the Funds over the past year. The CCO advised the Board that the Funds’ compliance program meets the standards of Rule 38a-1 under 1940 Act and that, as required by Rule 38a-1 under the
1940 Act, RIM has adopted policies and procedures that are reasonably designed to prevent violation of the Federal Securities Laws (as such term is defined in the 1940 Act) with respect to the services RIM provides to the Funds. The CCO and RIM senior management discussed the impact of the COVID-19 crisis on the operations and compliance programs of RIM and the Funds’ other significant service providers and the Trustees received and considered confirmation from the CCO and RIM senior management that there was no anticipated diminution in the nature, extent and quality of services to be provided by each of these service providers under their respective agreements with the Funds as a result of the COVID-19 crisis.
Since June 1, 2016, RIM has been an indirect wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company through which the limited partners of certain private equity funds affiliated with TA Associates indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital
Partners, L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest through certain Reverence
Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”). In connection with the Board’s initial approval of the RIM Agreement, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”) could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act, and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the RIM Agreement and thereafter to submit the Successor
Agreement to each Fund’s shareholders for approval, as required by the 1940 Act. During the executive session with a representative of TA Associates held in connection with the Agreement Information Review Meeting, among other things, the status of TA Associates’
indirect investment in RIM and RIM’s access to sufficient resources to support its activities in respect of the Funds, including in light of the current market environment and the COVID-19 crisis, were discussed. The Board was advised that there was no change in TA
Associates’ plans regarding its ownership interest in Russell Investments from those plans previously reported to the Board and of
TA Associates’ commitment to continue to support the same level of services currently being provided by RIM and its affiliates to the
Funds.
As noted above, RIM, in addition to managing the investment of each Underlying Fund’s cash, directly manages a portion (which may represent a significant portion) of the Underlying Funds pursuant to the RIM Agreement, with the actual allocation of Underlying Fund assets among Money Manager strategies and RIM being determined from time to time by the RIM portfolio manager(s). The nature and scope of RIM’s direct management of Underlying Fund assets has evolved over the past several years. In the management of
Underlying Funds’ assets, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Underlying Fund characteristics and invests in securities and instruments which provide the desired exposures (such as low volatility, momentum, value, growth, quality, capitalization size, industry, sector, region, currency, credit or mortgage exposure, country risk, yield curve positioning, or interest rates). RIM may utilize tools such as “optimization,” which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication. For certain Underlying Funds, RIM may invest in derivative instruments and may use derivatives to take both long and short positions. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct
Management Services.” The Board has been advised that, where appropriate in its judgment, RIM intends to continue exploring the possible expansion of its Direct Management Services whereby larger portions of certain Underlying Funds may be managed directly by RIM pursuant to the Direct Management Services.
According to RIM, its portfolio managers combine Money Manager strategies and RIM’s Direct Management Services for the Underlying
Funds and precisely align Underlying Fund exposures with RIM’s preferred positioning. RIM’s Direct Management Services are customized portfolios directly managed by RIM for use within the total portfolio of each Fund. These strategies are used in conjunction with allocations to Money Manager strategies to fully reflect RIM’s strategic and dynamic insights with integrated liquidity and risk management.
The Board considered that RIM is not required to pay Money Manager Fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Underlying Funds consequently may be increased, although RIM noted that it may incur additional costs in providing Direct Management Services. RIM advised

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
Basis for Approval of Investment Advisory Agreement 85
the Board that allocations, or increased allocations, of Underlying Fund assets to Direct Management Services, together with Money
Manager selection, allocations among Money Manager strategies, renegotiation of Money Manager Fees and changes in existing Money
Manager assignments from discretionary to non-discretionary assignments where there is a related Money Manager Fee reduction may reduce its costs of providing investment advisory services to the Underlying Funds, which would benefit RIM. The Board considered
RIM’s advice that any such benefit, including any increased profits to RIM, ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Funds and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management Services. The Board also considered information provided by RIM as to the potential benefits of the Direct Management Services to Underlying Funds; and
the fact that the aggregate Advisory Fees paid by the Underlying Funds are not increased as a result of RIM’s direct management of
Underlying Fund assets as part of the Direct Management Services or otherwise.
The Board noted that changes in the allocation of assets among Money Manager strategies or to Direct Management Services may result directly in higher related costs to affected Underlying Funds, including higher brokerage commissions and other transaction costs, a portion of which is paid to RIM’s affiliated broker in connection with execution of portfolio transactions in connection with such changes.
The Agreement Evaluation Information outlined various changes that have been implemented in the investment program for the
Underlying Funds in recent years, and described additional current and potential changes, and the impact of such changes, to the investment advisory services provided to the Underlying Funds by RIM, which the Trustees took into account in their contract renewal deliberations, including the following:
• RIM advised the Board that it reviewed certain key tenets of its investment approach and took certain measures to enhance the process with the goal to improve risk adjusted performance over a market cycle.
• The Direct Management Services described above.
• RIM advised the Board that most remaining discretionary equity Money Managers for Underlying Funds were converted to non-
discretionary assignments, thereby implementing emulation for most Money Manager equity assignments. The Board considered the potential impacts described in the Agreement Evaluation Information, both positive and negative, on the Underlying Funds of emulation. RIM noted that, in implementing emulation for Underlying Funds, it assumes various risks, including trade error risk as it takes over responsibility for trading. RIM generally effects Underlying Fund portfolio transactions through an affiliated broker that receives commissions for effecting a portion of these transactions. According to RIM, the Underlying Funds pay the same commission rates regardless of whether the affiliate receives any portion of the commission.
• RIM advised the Board that, over the course of 2019 and in prior years, it had reduced the number of Money Managers for certain
Underlying Funds in part to seek more concentrated return drivers. RIM also advised the Board that allocations to Direct Management
Services for certain Underlying Funds were increased to accommodate the need for additional overall portfolio exposure management that may arise from more concentrated Money Manager lineups. Additionally, RIM advised the Board that, in order to preserve flexibility and to manage risks and volatility associated with Underlying Funds having manager lineups with fewer Money Managers, and consistent with the terms of the manager-of-managers exemptive order, RIM created Money Manager “bench” lineups for certain
Underlying Funds, whereby those Underlying Funds have Board-approved portfolio management contracts with Money Managers that are not funded (i.e., have an asset allocation of zero). In the Agreement Evaluation Information, RIM advised the Board that the opportunity to decrease a Money Manager’s allocation to zero, but not terminate the Money Manager, allows RIM to potentially realize gains from strategies that may have been overly rewarded in the marketplace over the short to medium term, or provide the opportunity to retain capacity with a Money Manager. The Board noted that RIM does not believe there are any detriments to the Underlying Funds or RIM from the use of a manager bench. RIM advised the Board that, going forward, RIM may add managers to an Underlying Fund with an existing manager bench or create manager bench lineups for additional Underlying Funds.
• RIM has renegotiated fees with certain Money Managers to lower levels and advised the Board that it will continue to assess opportunities for Money Manager Fee reductions in the future.
Because Money Manager Fees are paid by RIM out of its Advisory Fee from the Underlying Funds, the foregoing may benefit RIM in the form of savings to RIM from reduced Money Manager Fees. RIM noted that such benefits may be offset partially by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Underlying

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
86 Basis for Approval of Investment Advisory Agreement
Funds, and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management
Services.
In evaluating the Funds’ and Underlying Funds’ Advisory Fees, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIM noted differences between the investment strategies of certain Underlying Funds and their respective
Comparable Funds in pursuing their investment objectives.
The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees with the investment advisory fees of their Comparable Funds on an actual basis (i.e., giving effect to any fee waivers and/or expense caps implemented by RIM with respect to a Fund and by the managers of such Fund’s Comparable Funds). The Third-Party Information, among other things, showed that each Fund had an Advisory Fee which, compared with the investment advisory fees of its respective Comparable Funds on an actual basis, was ranked in the first quintile of its Expense Universe for that expense component. In these rankings, the first quintile represents funds with the lowest investment advisory fees of its comparable Fund among funds in the Expense Universe and the fifth quintile represents funds with the highest investment advisory fees among the Expense Universe funds. The comparisons were based upon the latest fiscal years for the Expense Universe funds.
In discussing the Advisory Fees for the Underlying Funds generally, RIM noted, among other things, that its Advisory Fees for the Underlying Funds encompass services that are typical to services provided by investment advisers to the Underlying Funds’
Comparable Funds, as well as unique services that are distinctly different from those provided by investment advisers to the Underlying
Funds’ Comparable Funds, such as cash equitization and transition management efforts that enable efficient and cost-effective asset transition events.
RIM also advised the Board that its profitability generally and from its relationships with the Funds and Underlying Funds declined in 2019, and its pre-tax “margins” in providing investment advisory services to the Funds ranked below the median of the margins of public investment management company peers based on a survey conducted in 2018.
RIM has expressed its view that Advisory Fees should also be considered in the context of a Fund’s or Underlying Fund’s total expense ratio to obtain a complete picture. The Board considers each Fund’s and Underlying Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s or Underlying Fund’s total expense ratio.
The Board has engaged, and continues to engage, in discussions with RIM to identify opportunities for improving the total expense comparisons for certain Underlying Funds relative to their respective Comparable Funds.
The Board previously requested that RIM provide total expense ratio management plans to reduce total expenses for certain Underlying
Funds relative to their Comparable Funds. At the Agreement Information Review Meeting, the Board reviewed and discussed with
RIM the expenses of the Underlying Funds, the plans that RIM had previously implemented and has proposed to implement, including the prior and proposed acceleration of elements of certain plans, to reduce total expenses for certain Underlying Funds in light of
RIM’s progress in meeting plan objectives and Comparable Fund fee and expense developments in the past year. Based on that review and discussions with RIM, the Trustees will continue to evaluate and engage in ongoing discussions with management regarding total expense comparisons of the Underlying Funds.
Based upon information provided by RIM, the Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund or Underlying Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds as well as net Fund redemptions or purchases in recent years.
The Funds and the RIF Underlying Funds are distributed exclusively through variable annuity and variable life insurance contracts issued by insurance companies. Currently, the Funds are made available to holders of such insurance policies (“Insurance Contract
Holders”) by a few insurance companies. The Funds are primarily distributed through, and their assets are primarily attributed to,
The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). In November 2018, Northwestern Mutual discontinued
sales of the RIF International Developed Markets Fund, an Underlying Fund, to new Insurance Contract Holders through its advisory channel but this Underlying Fund is still available to new and existing Insurance Contract Holders through Northwestern Mutual’s brokerage channel. RIM expressed its belief that Northwestern Mutual is committed to the Funds and RIF Underlying Funds and RIM does not believe that Northwestern Mutual intends to discontinue sales of the Funds or other RIF Underlying Funds to its Insurance
Contract Holders through its advisory channel. However, the Board has received no direct assurances in this regard from Northwestern

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
Basis for Approval of Investment Advisory Agreement 87
Mutual. If Northwestern Mutual were to discontinue its participation in the Funds, the Board considered that it is unlikely that the
Funds would remain viable. RIM advised the Board that its near-term business plan is to retain existing RIF complex assets with intermediate-term plans centering on opportunistic business development efforts related to RIF Fund placement in the insurance channel. RIM previously expressed its belief that the Funds will remain viable in the near term, and the Board was not advised of any change in RIM’s belief in this regard. The Board considered, among other things, the potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their variable annuity and variable life insurance policyholders.
With respect to each Underlying Fund, the Board considered any Advisory Fee waivers or other expense limitation arrangements that had been implemented in the past year or may be implemented in the future.
The Board also considered that fees payable to RIM or its affiliates by institutional clients with investment objectives similar to those of the Funds and the Underlying Funds, in some cases, are lower, and may be substantially lower, than the rates paid by the Funds, the
Underlying Funds and Other RIM Funds. The Trustees considered the differences in the nature and scope of services RIM provides to institutional clients and the Funds and the Underlying Funds. RIM explained, among other things, that institutional products have fewer compliance, administrative, client servicing/ communication and other needs than the Funds and the Underlying Funds.
RIM also noted that due to the number and nature of investors, along with their varied needs for liquidity, there is more portfolio liquidity management and cash flow management required for the Funds and the Underlying Funds than for RIM’s institutional clients, where assets are relatively stable. In addition, RIM noted that the Funds and the Underlying Funds are subject to heightened regulatory requirements relative to institutional clients. Accordingly, the Trustees concluded that the services provided to the Funds and Underlying Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.
With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for the Balanced Strategy Fund ranked in the first quintile of its Expense Universe, and the total expenses of each other Fund ranked in the second quintile of its
Expense Universe. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense
Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds.
On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of prior years, or presented at or in connection with the Agreement Information Review Meeting and Agreement Evaluation
Meeting by RIM, the Board, in respect of each Fund and Underlying Fund, found, after giving effect to the total expense ratio management plans or any other waivers or expense caps for the Underlying Funds, and considering any differences in the composition of the Expense Universe and investment strategies of its respective Comparable Funds and in light of other factors discussed above:
(1) the Advisory Fee charged by RIM was acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund or Underlying Fund and to provide continuity of investment advisory and other services by RIM to the Fund or Underlying Fund; (2) except as noted above, the relative expense ratio of each Fund and
Underlying Fund either was comparable to those of its Comparable Funds or RIM had provided an explanation satisfactory to the
Board as to why the relative expense ratio was not comparable to those of its Comparable Funds; (3) other benefits and fees received by
RIM or its affiliates from the Fund or Underlying Fund identified in the Agreement Evaluation Information were not considered to be excessive; (4) RIM’s reported profitability with respect to the Fund and Underlying Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5) the Advisory Fee charged by RIM appropriately reflects any economies of scale realized by such Fund or Underlying Fund in light of various factors, including potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their Insurance Contract Holders; the variability of Money Manager
Fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds; and RIM’s advice that it does not believe it will experience meaningful economies of scale.
The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund and
Underlying Fund, the performance of each of the Funds and Underlying Funds is consistent with continuation of the RIM Agreement.
The Board noted RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-
beating returns with above-average consistency. In assessing the performance of the Funds and the Underlying Funds with at least three years of performance history, the Board focused upon performance for the 3-year period ended December 31, 2019 as most relevant, but also considered Fund and Underlying Fund performance for the 1-year and, where applicable, 5-year periods ended such date. In reviewing the performance of the Funds and Underlying Funds generally, the Board took into consideration various steps

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
88 Basis for Approval of Investment Advisory Agreement
taken by RIM in the past year to enhance the performance of certain Underlying Funds, including changes in Money Managers or their allocations, and RIM’s implementation or expansion of its Direct Management Services and other strategies, which may not yet be fully reflected in Underlying Fund investment results.
With respect to the Moderate Strategy Fund and Balanced Strategy Fund, the Third-Party Information showed that each Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 1- and 3-year periods ended December 31, 2019, and the fourth quintile of its Performance Universe for the 5-year period ended such date. With respect to the Growth Strategy Fund, the
Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for each of the
1-, 3- and 5-year periods ended December 31, 2019. With respect to the Equity Growth Strategy Fund, the Third-Party Information
showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 3-year period ended December
31, 2019, and the fourth quintile of its Performance Universe for the 1- and 5-year periods ended such date. The Board considered
RIM’s explanation that the Fund’s underperformance relative to its Comparable Funds was primarily due to asset allocation differences compared to the Performance Universe. RIM noted, among other things, that the Fund has exposure to more diversified and, in some cases, growth-oriented asset classes beyond traditional equities (such as global high yield debt, emerging market debt, global real estate, infrastructure and commodities), which are intended to provide diversification benefits and dampen volatility. RIM explained that in the strong rising equity environment experienced over the period, the Funds’ exposures to these asset classes, particularly to commodities, were headwinds relative to peers. The Board also considered RIM’s explanation that the Funds have a non-U.S. bias and a lower U.S. equity allocation relative to peers, which negatively impacted peer-relative performance during the period. RIM noted that the Funds’ strategic asset allocations were changed in November 2019, and while the Funds continue to maintain a more diversified strategic asset allocation relative to the peer average, RIM expressed its belief the current strategic asset allocations are appropriate over the longer term.
In evaluating performance, the Board considered each Fund’s and Underlying Fund’s performance not only relative to its Comparable
Funds, but also in absolute terms and relative to appropriate benchmarks and indices. The Board considered the Underlying Funds’
performance relative to their benchmarks in light of RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. For the 1-year period ended December 31, 2019, the RIC Emerging Markets Fund, RIC Opportunistic Credit Fund, RIC Unconstrained Total Return Fund, RIF Strategic Bond Fund,
RIC Investment Grade Bond Fund, RIC Short Duration Bond Fund, RIC Commodity Strategies Fund and RIC Global Infrastructure
Fund outperformed their benchmarks; for the 3-year period ended December 31, 2019, the RIC Opportunistic Credit Fund, RIC
Unconstrained Total Return Fund, RIC Short Duration Bond Fund, RIC Global Infrastructure Fund and RIF Global Real Estate
Securities Fund outperformed their benchmarks; and for the 5-year period ended December 31, 2019, the RIC Opportunistic Credit
Fund, RIC Short Duration Bond Fund, RIC Global Infrastructure Fund and RIF Global Real Estate Securities Fund outperformed their benchmarks.
The Board also considered the Money Manager changes that have been made during the past year and that the performance of
Money Managers continues to impact the performance of the Funds and Underlying Funds for periods prior and subsequent to their termination. Lastly, the Board considered the implementation of additional strategies and refinements to strategies discussed in the
Agreement Information Materials and prior Board meetings that may be employed by RIM in respect of certain Funds and Underlying
Funds.
After considering the foregoing and other relevant factors, including factors described above, the Board concluded in respect of each
Fund and Underlying Fund that continuation of the RIM Agreement would be in the best interest of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.
At the Agreement Information Review Meeting and Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Underlying Funds, the Board received and considered information from
RIM reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIM or Russell
Investments Financial Services, LLC, the Funds’ and Underlying Funds’ underwriter; and RIM’s recommendation to retain each discretionary or non-discretionary Money Manager on the current terms and conditions, including at the current fee rate. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIM did not identify any benefits from the Underlying Funds’ portfolio transactions received by Money
Managers or their affiliates other than potential benefits from soft dollar arrangements or commissions paid to any affiliated broker-
dealer through which a discretionary Money Manager may execute trades. The Agreement Evaluation Information (1) described RIM’s

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
Basis for Approval of Investment Advisory Agreement 89
oversight of the discretionary Money Managers’ soft dollar arrangements, (2) expressed RIM’s belief that, based upon certifications from
Money Managers and pre-hire and ongoing reviews of Money Manager documents and their implementation, the discretionary Money
Managers’ soft dollar programs and policies and procedures are consistent with applicable legal, regulatory and fiduciary standards and
(3) stated that periodic discretionary Money Manager reviews are designed to (among other things) obtain reasonable assurance that the
Money Manager’s actual soft dollar practices are consistent with what is stated in their policies and procedures and with disclosures made by Money Managers in their investment adviser registration statements filed with the SEC.
RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the Board’s findings as to the acceptability of the Advisory Fee paid by each
Underlying Fund; and the fact that each Money Manager’s fee is paid by RIM. At the Agreement Evaluation Meeting, RIM reported that it planned to recommend to the Board at the May 19, 2020 quarterly Board meeting the appointment and termination of certain Money
Managers and new portfolio management contracts with certain Money Managers due to an upcoming change in control.
Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Underlying Fund are acceptable in light of RIM’s assessment of quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Underlying Fund would be in the best interests of such Underlying Fund and its shareholders.
* * *
This discussion is not intended to include all of the factors and information considered by the Board. In their deliberations, the Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager for an Underlying Fund that was all-important or controlling, except, in the case of the RIM
Agreement, the need to continue the managers-of-managers structure of the Underlying Funds, and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying Fund.

Russell Investment Funds
Liquidity Risk Management Program — (Unaudited)
90 Liquidity Risk Management Program
The Funds have adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 of the
Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage, and review each Fund’s
“liquidity risk.” For purposes of the Liquidity Rule, “liquidity risk” is defined as the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including:
Assessment, management and periodic review of each Fund’s liquidity risk;
Classification of each Fund’s investments into four categories or liquidity buckets based on how long it would take to convert the investment to cash (the “Classification Regime”);
Establishment and annual review of a highly liquid investment minimum (“HLIM”) for each Fund that does not invest primarily in “highly liquid” investments (as defined under the Liquidity Rule);
Requirements applicable to a Fund’s holdings of “illiquid investments” (as defined under the Liquidity Rule); and
Implementation of redemption in-kind policies and procedures.
The Board of Trustees of RIF (the “Board”) appointed RIM, the Funds’ investment adviser, as the Program administrator (the “Program
Administrator”). The Program Administrator has delegated responsibility to implement and administer the Program, subject to oversight by the Program Administrator, to one or more RIM associates (the “Program Administrator Delegate”). The Program Administrator,
through the Program Administrator Delegate, monitors the adequacy and effectiveness of the Program’s implementation and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors.
At the May 18, 2020 meeting of the Regulatory and Investment Compliance Committee of the Board (the “Meeting”), the Program
Administrator reviewed with all members of the Board the Program Administrator’s initial written report (the “Report”) addressing the
Program’s operation as well as the adequacy and effectiveness of its implementation for the period from December 1, 2018 through
December 31, 2019 (the “Program Reporting Period”).
The Report summarized the factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs used in connection with the Classification Regime; (3) whether a new HLIM should be established, or an existing HLIM continued or modified, for each Fund and the procedures for monitoring for HLIM compliance; (4) whether a Fund invested more than
15% of its assets in illiquid investments and the procedures for monitoring for this limit; and (5) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures. The Board also received information prior to and as part of the Meeting relating to the Program’s operation subsequent to the Reporting Period in light of the COVID-19 crisis.
There were no changes to the Funds’ written policies and procedures related to the Program during the Program Reporting Period but the Board was informed of certain clarifications to such written policies and procedures that would be implemented following the
Meeting.
Based on the Program Administrator’s review and the factors set forth in the Report, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk; (2) each Fund’s liquidity risk continues to be appropriate in light of the Fund’s investment objective and strategies; (3) each Fund’s investment strategies continue to be appropriate for an open-ended management investment company; and (4) the Program has been adequately and effectively implemented with respect to each Fund, including the establishment and operation of the HLIM for applicable Funds.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Shareholder Requests for Additional Information — June 30, 2020 (Unaudited)
Shareholder Requests for Additional Information 91
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at http://www.sec.
gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-
annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2019 are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.
If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.
Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Insurance Company for further details.
Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers — June 30, 2020
(Unaudited)
92 Disclosure of Information about Fund Trustees and Officers
The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 34 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the Independent Trustees. The second table provides information for the Trustee Emeritus. The third table provides information for the officers. Furthermore, each
Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies and has been determined by the Board to be an “audit committee financial expert”; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Ms. Dien Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr.
Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies.
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES
Thaddas L. Alston,
Born April 7, 1945
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2006 Appointed until
successor is
duly elected and
qualified
Senior Vice President, Larco
Investments, Ltd. (real estate firm)
43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Kristianne Blake,
Born January 22, 1954
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since 2005
Appointed until
successor is
duly elected and
qualified
Approved
annually
Lead Independent Director, Avista
Corp. (electric utilities)
Until May 2017, Director and
Chairman of the Audit Committee,
Avista Corp (electric utilities)
Until September 2018, Regent,
University of Washington
President, Kristianne Gates Blake,
P.S. (accounting services)
43 Lead
Independent
Director,
Avista Corp.
(electric
utilities)
Until May
2017,
Director,
Avista Corp
(electric
utilities)
Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2020 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 93
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,
Born June 26, 1951
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2012
Chairman of the
Audit Committee
since 2017
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Retired
Trustee and Chairperson of Select
Sector SPDR Funds (investment
company)
43 Trustee and
Chairperson of
Select Sector
SPDR Funds
(investment
company)
From August
2012 through
May 2016,
Trustee, ALPS
Series Trust
(investment
company)
Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Katherine W. Krysty,
Born December 3, 1951
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2014
Chairman of
Regulatory and
Investment
Compliance
Committee since
2020
Appointed until
successor is
duly elected and
qualified
Retired 43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Julie Dien Ledoux,
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019 Appointed until
successor is
duly elected and
qualified
Until March 2018, Trustee of Avenue
Credit Strategies Fund (investment
company)
Until November 2017, Trustee of
Avenue Income Credit Strategies
Fund (investment company)
43 Until March
2018, Trustee
of Avenue
Credit
Strategies
Fund
(investment
company)
Until
November
2017, Trustee
of Avenue
Income Credit
Strategies
Fund
(investment
company)

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2020 (Unaudited)
94 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison, Jr.,
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman of
the Nominating
and Governance
Committee since
2007
Appointed until
successor is
duly elected and
qualified
Retired 43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Jack R. Thompson,
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005 Appointed until
successor is
duly elected and
qualified
Retired 43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
TRUSTEE EMERITUS
George F. Russell, Jr.,
Born July 3, 1932
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee Emeritus and
Chairman Emeritus
since 1999
Until resignation
or removal
Director Emeritus, RIM
43
None
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Cheryl Wichers,
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until removed
by Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, RIFUS
2011 to 2016 Chief Compliance Officer, U.S. One , LLC

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2020 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 95
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS (continued)
Mark E. Swanson,
Born November 26, 1963
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2020
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 1998
Until successor
is chosen and
qualified by
Trustees
Global Head of Fund Services, Russell Investments
President, Chief Executive Officer, Treasurer, Chief Accounting
Officer and CFO, RIC and RIF
Director and President, RIFUS
Director RIM, Russell Investments Trust Company (“RITC”) and
RIFIS
President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
Peter Gunning,
Born February 22, 1967
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2018
Until removed by
Trustees
Global Chief Investment Officer, Russell Investments
Chief Investment Officer, RIC and RIF
Chief Executive Officer, Asia Pacific, Russell Investments
President, RIM
Mary Beth R. Albaneze,
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary and Chief
Legal Officer since
2010
Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Assistant Secretary, U.S. One, LLC

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Adviser and Service Providers — June 30, 2020 (Unaudited)
96 Adviser and Service Providers
Independent Trustees
Thaddas L. Alston
Kristianne Blake
Cheryl Burgermeister
Katherine W. Krysty
Julie Dien Ledoux
Raymond P. Tennison, Jr.
Jack R. Thompson
Trustee Emeritus
George F. Russell, Jr.
Officers
Mark E. Swanson, President, Chief Executive Officer,
Treasurer, Chief Accounting Officer and Chief Financial
Officer
Cheryl Wichers, Chief Compliance Officer
Peter Gunning, Chief Investment Officer
Mary Beth R. Albaneze, Secretary
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend Disbursing
Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

Item 2. Code of Ethics. [Annual Report Only]
Item 3. Audit Committee Financial Expert. [Annual Report Only]
Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Item 5.  Audit Committee of Listed Registrants.  [Not Applicable]

Item 6.  [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies [Not Applicable]

Item 13. Exhibit List

(a)

Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.  ex99_cert
(b)

Certification for principal executive officer and principal financial officer of Registrant as required by Rule 30a-2(b) under Act. ex99_906cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:  /s/ Mark E. Swanson
            Mark E. Swanson
President, Chief Executive Officer, Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds

Date:  August 13, 2020